                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04490

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (Exact name of registrant as specified in charter)

                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                        BOSTON, MASSACHUSETTS 02117-0111
                    (Address of principal executive offices)

                             RONALD J. BOCAGE, ESQ.
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                         BOSTON, MASACHUSETTS 02117-0111
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                            THOMAS C. LAUERMAN, ESQ.
                                 FOLEY & LARDNER
                                  3000 K STREET
                              WASHINGTON, D.C. 2007

       Registrant's telephone number, including area code: (617) 572-6000
                        Date of fiscal year end: 12/31/05
                        Date of reporting period: 3/31/05

ITEM 1 - SCHEDULE OF INVESTMENTS

The following is a copy of the schedule as of the close of the reporting period as set forth in &&210.12-12 - 12-14 of Regulation S-X (17CRF 210.2-12 - 12-14):

John Hancock Variable Series Trust I Fund's schedule of investments as of March 31, 2005 are included.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.0%
   Jet Equipment Trust - Notes * (c)
      10.91% due 08/15/14 - BBB ............................    $2,100   $     0

Airlines - 0.3%
   American Airlines, Inc. - Ser. 2001-2
      Cl. A2
      7.858% due 10/01/11 - A- .............................       820       838
   Continental Airlines - CTF Ser. 1999-1
      Cl. A
      6.545% due 02/02/19 - A- .............................     1,046     1,020
   Continental Airlines, Inc. - Ser. 2001 1
      Cl. C
      7.033% due 06/15/11 - BB- ............................       698       591
   Northwest Airlines Corp. - Ser. 1996-1
      8.97% due 01/02/15 - CCC+ ............................       151        96
                                                                         -------
                                                                           2,545

Auto Components - 0.0%
   Motor Gaming Group, Inc. - Sr. Notes
      9.75% due 04/01/10 - B+ ..............................       315       345

Auto Loan - 1.1%
   Ford Motor Credit Co. - Global Notes
      3.24% due 11/16/06 - BBB- ............................     1,885     1,866
   Ford Motor Credit Co. - Notes
      6.875% due 02/01/06 - BBB- ...........................     2,480     2,514
      7.375% due 10/28/09 - BBB- ...........................       305       306
   General Motors Acceptance Corp.
      1.995% due 05/18/06 - BBB- ...........................     1,900     1,859
      2.53% due 04/13/06 - BBB- ............................     2,800     2,749
      7.5% due 07/15/05 - BBB- .............................       500       504
   General Motors Acceptance Corp. - Bonds
      7.25% due 03/02/11 - BBB- ............................       430       399
   General Motors Acceptance Corp. - Sr. Notes #
      5.625% due 05/15/09 - BBB- ...........................       365       333
                                                                         -------
                                                                          10,530

Automobiles - 0.4%
   DaimlerChrysler NA
      1.87% due 05/24/06 - BBB .............................     2,020     2,028
   Hertz Corp. - Notes
      7.625% due 06/01/12 - BBB- ...........................       775       786
   Hertz Corp. - Sr. Notes
      4.7% due 10/02/06 - BBB- .............................       920       907
                                                                         -------
                                                                           3,721

Banks - 2.8%
   Banc America Mortgage Securities, Inc. - Ser. 2004-2
      Cl. 5A1
      6.5% due 10/25/19 - AAA ..............................     1,560     1,610
   Banco Santander Chile - Sr. Notes 144A (a)
      2.8% due 12/09/09 - A ................................       930       932
   Bank of New York Institution Capital - Notes 144A (a)
      7.78% due 12/01/26 - A- ..............................    $2,550   $ 2,750
   Bank One Corp. - Notes
      6.5% due 02/01/06 - A+ ...............................       700       715
   Barclays Bank plc - Notes 144A (a)
      6.86% due 06/15/32 - A+ ..............................     1,800     2,015
   Central American Bank - 144A (a)
      6.75% due 04/15/13 - BBB .............................       650       702
   Chuo Mitsui Trust & Banking Co. - Sub Notes 144A (a)
      5.506% due 04/15/49 - NA .............................       540       516
   Colonial Bank Montgomery - Sub. Notes
      9.375% due 06/01/11 - BBB- ...........................     1,120     1,296
   Corporacion Andina De Fomento - Notes
      5.2% due 05/21/13 - A ................................       750       749
   Credit Suisse First Boston - CTF Cl. 2A1
      4.671% due 09/25/34 - AAA ............................     7,168     7,044
   Credit Suisse First Boston - Sr. Notes
      4.625% due 01/15/08 - A+ .............................       451       453
   CS First Boston Mortgage Securities Corp. - Notes
      6.26% due 04/11/30 - AAA .............................       102       102
   Dresdner Bank AG - Sub. Notes
      7.25% due 09/15/15 - A- ..............................       600       692
   FleetBoston Financial Corp. - Sr. Notes
      4.875% due 12/01/06 - AA- ............................       715       724
   HSBC Bank USA
      5.875% due 11/01/34 - A+ .............................       535       539
   JP Morgan Chase & Co. - Sub. Notes
      6.75% due 02/01/11 - A ...............................       940     1,029
   Key Bank NA
      5.8% due 07/01/14 - A- ...............................       680       711
   NB Capital Trust IV
      8.25% due 04/15/27 - A ...............................       930     1,030
   Popular North America, Inc.
      4.7% due 06/30/09 - BBB+ .............................       610       609
      6.125% due 10/15/06 - BBB+ ...........................       730       750
   Royal Bank of Scotland plc - Notes
      7.648% due 08/31/49 - A ..............................     1,365     1,677
   Wachovia Corp. - Sub Notes
      5.25% due 08/01/14 - A- ..............................       910       913
                                                                         -------
                                                                          27,558

Beverages - 0.2%
   Anheuser Busch Cos., Inc. - Debs.
      6.5% due 02/01/43 - A+ ...............................       550       628
   Commonwealth Brands, Inc. - 144A (a)
      10.625% due 09/01/08 - B- ............................       430       458
   PanAmerican Beverages, Inc. - Sr. Notes Ser. A
      7.25% due 07/01/09 - BBB .............................       430       462
                                                                         -------
                                                                           1,548

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Chemicals - 0.1%
   Cytec Industries, Inc. NY
      6.75% due 03/15/08 - BBB- ............................    $  690    $  727
   Nova Chemicals Corp. - Debs
      7.875% due 09/15/25 - BB+ ............................       195       200
                                                                          ------
                                                                             927

CMBS - 0.1%
   JP Morgan Chase & Co. Commercial Mortgage Securities -
      Ser. 2004 FL1 A1 144A (a)
      1.71% due 04/16/19 - AAA .............................       943       944

Commercial Services & Supplies - 0.6%
   Cendant Corp. - Notes
      6.25% due 01/15/08 - BBB .............................     1,260     1,311
      6.875% due 08/15/06 - BBB ............................     1,280     1,325
   Cendant Corp. - Sr. Notes
      6.25% due 03/15/10 - BBB .............................       500       525
      7.125% due 03/15/15 - BBB ............................       268       300
   RPM International, Inc. - Sr. Notes
      6.25% due 12/15/13 - BBB .............................       905       948
   Sotheby's Holdings, Inc. - Notes
      6.875% due 02/01/09 - BB- ............................       420       422
   Teppco Partners - GTD. Sr. Notes
      7.625% due 02/15/12 - BBB ............................       615       696
   Trinity Indiana Leasing Co. - 144A (a)
      7.755% due 02/15/09 - NA .............................       627       662
                                                                          ------
                                                                           6,189

Communications Equipment - 0.1%
   Corning, Inc. - Notes
      8.3% due 04/04/25 - BB+ ..............................       775       810

Computers & Peripherals - 0.1%
   NCR Corp. - Sr. Notes
      7.125% due 06/15/09 - BBB- ...........................       515       554

Construction & Engineering - 0.1%
   K Hovnanian Enterprises, Inc. - Gtd Sr. Notes 144A (a)
      6.25% due 01/15/15 - .................................     1,155     1,109

Containers & Packaging - 0.2%
   BWAY Corp. - Sr. Sub. Notes
      10.0% due 10/15/10 - B- ..............................       355       376
   Owens Brockway Glass Container - Sr. Notes
      8.75% due 11/15/12 - BB- .............................       380       412
   Stone Container Corp. - Sr. Notes
      8.375% due 07/01/12 - B ..............................       545       565
      9.75% due 02/01/11 - B ...............................       405       433
                                                                          ------
                                                                           1,786

Credit Card - 0.9%
   Citibank Credit Card Issuance Trust - Notes
      4.45% due 04/07/10 - BBB .............................    $2,400    $2,386
   MBNA Asset Backed Note Trust - Notes 144A (a)
      6.65% due 08/15/11 - BBB .............................       600       637
   MBNA Asset Backed Note Trust - Notes Ser. 1998-E 144A (a)
      6.6% due 09/15/10 - BBB ..............................     1,115     1,171
   Midland Funding Corp. II - Bonds Ser. A
      11.75% due 07/23/05 - BB- ............................     2,538     2,665
   Midland Funding Corp. II - Notes
      13.25% due 07/23/06 - BB- ............................       825       907
   Sears Credit Account Master Trust II -Ser. 2002-5 Cl. A
      2.14% due 11/17/09 - AAA .............................     1,200     1,203
                                                                          ------
                                                                           8,969

Diversified Financials - 2.7%
   AXA Financial, Inc. - Sr. Notes #
      7.75% due 08/01/10 - A ...............................       543       614
   Bear Stearns & Co., Inc. - Notes
      5.7% due 11/15/14 - A ................................     1,000     1,027
   Bosphorus Financial Services, Ltd. - Ser. 2005 A 144A (a)
      4.83% due 02/15/12 - NA ..............................       710       710
   Capital One Financial Corp. - Notes
      7.25% due 05/01/06 - BBB- ............................       515       532
   CIT Group, Inc.
      1.48% due 05/18/07 - A ...............................       445       446
   CIT Group, Inc. - Sr. Notes
      5.0% due 02/13/14 - A ................................     1,030     1,012
   Citigroup, Inc. - Sub. Notes
      5.625% due 08/27/12 - A+ .............................     1,000     1,036
      6.0% due 10/31/33 - A+ ...............................       940       967
   Deutsche Mortgage & Asset Receiving Corp. - Notes
      6.861% due 03/15/08 - NA .............................     1,160     1,230
   ERAC USA Finance Co. - Notes 144A (a)
      7.95% due 12/15/09 - BBB+ ............................     1,130     1,278
   General Electric Capital Corp.
      2.97% due 07/26/06 - AAA .............................       800       791
   Hartford Financial Services Group, Inc. - Sr. Notes #
      4.625% due 07/15/13 - A- .............................       425       408
   Hyatt Equities LC - Notes 144A (a)
      6.875% due 06/15/07 - BBB ............................     1,960     2,024
   Merrill Lynch & Co, Inc.
      5.0% due 01/15/15 - A+ ...............................       905       877
   Morgan Stanley & Co., Inc. - Notes #
      4.25% due 05/15/10 - A+ ..............................     1,665     1,623

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
   Morgan Stanley Capital, Inc. - Ser. 2004 TP13 Cl. A2
      3.94% due 09/13/45 - NA ..............................   $ 1,375   $ 1,329
   Morgan Stanley Capital, Inc. - Ser. 2005 Cl. XU
      0.052% due 12/31/41 - AAA ............................    78,893     1,172
   Morgan Stanley Capital, Inc. - Ser. 2005 IQ9 Cl. XI
      144A (a)
      0.06% due 07/15/56 - AAA .............................    39,000     1,079
   Morgan Stanley Dean Witter Capital - Ser. 2001 Cl. A1
      4.57% due 12/18/32 - NA ..............................     1,090     1,094
   Pemex Project Funding Trust - Notes
      9.125% due 10/13/10 - BBB ............................     2,510     2,896
   Qwest Captial Funding, Inc. - Notes
      7.75% due 08/15/06 - B ...............................       955       966
   TFM SA de CV - Sr. Disc. Debs.
      11.75% due 06/15/09 - B ..............................       555       555
   URC Holdings Corp. - Sr. Notes 144A (a)
      7.875% due 06/30/06 - AA- ............................     1,600     1,665
   Washington Mutual, Inc. - Sr. Notes
      2.96% due 01/15/10 - A- ..............................     1,035     1,039
                                                                         -------
                                                                          26,370

Diversified Telecommunication Services - 2.4%
   Alltel Corp. - Sr. Notes
      4.656% due 05/17/07 - ................................       660       664
   AT&T Broadband Corp. - Notes
      8.375% due 03/15/13 - BBB ............................     1,199     1,425
   AT&T Corp. - Sr. Notes
      7.8% due 11/15/11 - BB+ ..............................       655       744
   Bellsouth Corp. - Notes
      5.2% due 09/15/14 - A ................................       260       257
   Deutsche Telekom International - Notes
      8.5% due 06/15/10 - A- ...............................     1,120     1,288
   France Telecom
      8.25% due 03/14/08 - A- ..............................     1,700     2,441
   France Telecom SA - Notes
      9.25% due 03/01/11 - A- ..............................     2,540     2,906
      10.0% due 03/01/31 - A- ..............................       319       420
   Innova S DE R.L.
      9.375% due 09/19/13 - B+ .............................       485       541
   Intelsat, Ltd. - Sr. Notes
      7.794% due 01/15/12 - B+ .............................       220       223
   Qwest Corp. - Notes 144A (a)
      8.875% due 03/15/12 - BB- ............................       620       676
   SBC Communications, Inc. - Notes
      6.15% due 09/15/34 - A ...............................       255       256
   SBC Communications, Inc. - Global Notes
      6.45% due 06/15/34 - A ...............................       230       239
   Sprint Capital Corp.
      6.875% due 11/15/28 - BBB- ...........................       530       567
   Sprint Capital Corp. - Notes
      6.125% due 11/15/08 - BBB- ...........................       854       893
      7.125% due 01/30/06 - BBB- ...........................   $ 1,780   $ 1,822
      8.75% due 03/15/32 - BBB- ............................       616       799
   Tele-Communications, Inc.
      9.8% due 02/01/12 - BBB ..............................       465       583
   Telecom De Puerto Rico, Inc. - Sr. Notes
      6.65% due 05/15/06 - BBB+ ............................     1,445     1,480
   Telefonosde Mexico - Sr. Notes
      8.25% due 01/26/06 - BBB .............................     3,184     3,289
   Verizon Florida, Inc. - Debs. Ser. F
      6.125% due 01/15/13 - A+ .............................       950       987
   Verizon Pennsylvania, Inc. - Debs. Ser. A
      5.65% due 11/15/11 - A+ ..............................       805       827
                                                                         -------
                                                                          23,327

Electric Utilities - 1.2%
   AES Gener SA - Sr. Notes
      7.5% due 03/25/14 - BB+ ..............................       924       911
   American Electric Power, Inc. - Sr. Notes Ser. D
      5.25% due 06/01/15 - BBB .............................       550       545
   DTE Energy Co. - Notes
      6.45% due 06/01/06 - BBB- ............................       875       898
   Empresa Electrica Guacolda SA - Notes 144A (a)
      8.625% due 04/30/13 - BBB- ...........................       574       631
   Empresa Nacional De Electricid - Notes
      8.35% due 08/01/13 - BBB- ............................     1,015     1,138
   Enersis SA - Notes
      7.375% due 01/15/14 - BB+ ............................       645       671
   FirstEnergy Corp. - Notes Ser. B
      6.45% due 11/15/11 - BB+ .............................       490       517
   Pepco Holdings, Inc. - Notes
      3.75% due 02/15/06 - BBB .............................     1,030     1,029
   Progress Energy, Inc. - Sr. Notes
      6.75% due 03/01/06 - BBB- ............................     1,637     1,678
      7.0% due 10/30/31 - BBB- .............................       325       356
   Public Service Co. New Mexico - Sr. Unsec. Notes
      4.4% due 09/15/08 - BBB ..............................       680       673
   TXU Australia Holdings, Ltd. - GTD Sr. Notes 144A (a)
      6.15% due 11/15/13 - A- ..............................       814       866
   TXU Australia Holdings, Ltd. - Sr. Notes 144A (a)
      6.75% due 12/01/06 - A- ..............................       455       472
   TXU Energy Co. LLC - Sr. Notes
      7.0% due 03/15/13 - BBB ..............................       887       971
   TXU Energy Co. LLC - Sr. Notes 144A (a)
      2.38% due 01/17/06 - BBB .............................       330       330
                                                                         -------
                                                                          11,686

Electric/Gas - 1.7%
   AES Eastern Energy - Notes
      9.0% due 01/02/17 - BB+ ..............................       865       988

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Electric/Gas - Continued
   EL Paso Electric Co. - Bonds Ser. E
      9.4% due 05/01/11 - BBB ..............................   $ 1,225   $ 1,333
   Ipalco Enterprises, Inc. - Notes
      8.625% due 11/14/11 - BB- ............................       705       809
   Kansas City Power & Light Co. - Sr. Notes Ser. A
      6.0% due 03/15/07 - BBB ..............................       585       602
   Monterrey Power SA de CV - Sr. Sec. Bonds 144A (a)
      9.625% due 11/15/09 - BBB- ...........................       677       772
   Noram Energy Corp. - Debs
      6.5% due 02/01/08 - BBB ..............................     2,275     2,386
   Pacific Gas & Electric Co.
      6.05% due 03/01/34 - BBB .............................       750       770
   Pacific Gas & Electric Co. - Bonds
      1.81% due 04/03/06 - BBB .............................     1,000     1,003
   PNPP II Funding Corp. - Bonds
      9.12% due 05/30/16 - BB+ .............................       924     1,058
   PSEG Energy LLC - Sr. Notes
      7.75% due 04/16/07 - BB- .............................       705       724
   PSEG Power LLC - Sr. Notes
      6.875% due 04/15/06 - BBB ............................       857       881
   Sempra Energy - Notes
      4.75% due 05/15/09 - BBB+ ............................       445       443
   TXU Corp. - Sr. Notes Ser. Q 144A (a)
      6.5% due 11/15/24 - BBB- .............................       960       917
   TXU Corp. - Sr. Notes Ser. R 144A (a)
      6.55% due 11/15/34 - BBB- ............................     1,430     1,356
   Waterford 3 Funding - Entergy - Bonds
      8.09% due 01/02/17 - BBB- ............................     2,445     2,641
                                                                         -------
                                                                          16,683
Electrical Equipment - 0.1%
   HQI Transelec Chile SA - Notes
      7.875% due 04/15/11 - A- .............................       985     1,127

Electronic Equipment & Instruments - 0.1%
   Ametek, Inc. - Sr. Notes
      7.2% due 07/15/08 - BBB ..............................       910       977
   Pioneer Standard Electronics, Inc. - Sr. Notes
      9.5% due 08/01/06 - BB- ..............................       380       408
                                                                         -------
                                                                           1,385

Energy Equipment & Services - 0.2%
   Salton Sea Funding Corp. - Sr. Notes Ser. E
      8.3% due 05/30/11 - BB ...............................       469       511
   Salton Sea Funding Corp. - Sr. Sec. Bonds. Ser. C
      7.84% due 05/30/10 - BB ..............................     1,428     1,513
                                                                         -------
                                                                           2,024
Finance - 5.5%
   ACE INA Holding, Inc. - GTD. Sr. Notes
      5.875% due 06/15/14 - BBB+ ...........................       435       443
   Ahold Finance USA, Inc. - Notes
      6.875% due 05/01/29 - BB- ............................   $   375   $   358
   Ahold Lease USA, Inc. - Ser. 2001 A1
      7.82% due 01/02/20 - BB ..............................       722       773
   ASG Consolidated LLC / ASG Finance, Inc. - Sr. Disc.
      Notes 144A (a)
      11.5% due 11/01/11 - B- ..............................     1,000       690
   Bank America Funding Corp. - Ser. 2004- A Cl. 1A3
      5.08% due 09/20/34 - AAA .............................    10,291    10,251
   Beaver Valley Funding Corp.
      9.0% due 06/01/17 - BB- ..............................     1,630     1,920
   Berkshire Hathaway Finance Corp. - Gtd. Sr. Notes
      4.85% due 01/15/15 - AAA .............................       820       803
   BVPS II Funding Corp. - Bonds
      8.89% due 06/01/17 - BB+ .............................       969     1,127
   CNOOC Finance 2003, Ltd. - GTD Notes 144A (a)
      5.5% due 05/21/33 - BBB+ .............................       555       509
   Deutsche Telekom International Finance
      6.375% due 07/11/06 - A- .............................     3,200     4,338
      8.75% due 06/15/30 - A- ..............................     2,005     2,622
   Doral Financial Corp. - Sr. Notes
      2.909% due 07/20/07 - BBB- ...........................     1,885     1,882
   Duke Capital LLC. - Sr. Notes
      6.75% due 02/15/32 - BBB- ............................       600       641
      8.0% due 10/01/19 - BBB- .............................       645       765
   ERAC USA Finance Co. - Gtd. Notes 144A (a)
      6.7% due 06/01/34 - BBB+ .............................       300       328
   ESI Tractebel Acquisition Corp. - Ser. B
      7.99% due 12/30/11 - BB ..............................       870       922
   Financing Corp. - Notes
      9.4% due 02/08/18 - NA ...............................       420       591
      10.35% due 08/03/18 - NA .............................     3,025     4,567
   Fund American Cos, Inc. - GTD Sr. Notes
      5.875% due 05/15/13 - BBB- ...........................       723       734
   GCIC Funding Corp. - Bonds 144A (a)
      5.129% due 01/15/14 - BBB ............................       957       935
   General Electric Capital Corp.
      4.875% due 03/04/15 - AAA ............................       665       650
   General Electric Capital Corp. - Notes
      6.75% due 03/15/32 - AAA .............................       740       854
   Glencore Funding LLC - Notes 144A (a)
      6.0% due 04/15/14 - BBB- .............................     1,350     1,284
   Household Financial Corp. - Global Notes
      4.625% due 01/15/08 - A ..............................       700       702
   Household Financial Corp. - Notes
      6.375% due 10/15/11 - A ..............................       550       594
   HSBC Finance Corp. - Notes
      6.75% due 05/15/11 - A ...............................     1,270     1,390
   International Lease Finance Corp.
      3.06% due 01/15/10 - AA- .............................       665       665

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Finance - Continued
   International Lease Finance Corp. - Notes
      5.875% due 05/01/13 - AA- ............................    $  800   $   825
   MDP Acquisitions plc - Sr. Notes
    9.625% due 10/01/12 - B- ...............................       400       430
   Meditrust Medium - Notes
      7.3% due 01/16/06 - BB- ..............................       520       523
   NiSource Finance Corp. - Sr. Notes
      6.15% due 03/01/13 - BBB .............................       596       633
   Odyssey Re Holdings Corp. - Sr. Notes
      7.65% due 11/01/13 - BBB- ............................       800       868
   Prologis Trust - Sr. Notes
      7.05% due 07/15/06 - BBB+ ............................       490       507
   Rabobank Capital Fund II - Notes Ser. 144A (a)
      5.26% due 12/31/49 - AA ..............................       325       326
   Saint George Funding Co. LLC - 144A (a)
      8.485% due 12/31/49 - NA .............................     1,205     1,320
   SLM Corp.
      2.823% due 01/25/08 - A ..............................     1,020     1,019
   Tate & Lyle International Finance plc - Notes 144A (a)
      5.0% due 11/15/14 - BBB ..............................       425       416
   Tobacco Settlement Financing Corp.
      6.0% due 06/01/37 - BBB ..............................     1,000       994
   Tobacco Settlement Financing Corp. - Ser. B
      5.875% due 05/15/39 - BBB ............................       315       311
   Tobacco Settlement Revenue Management - Ser. B
      6.375% due 05/15/30 - BBB ............................     1,480     1,518
   UFJ Finance Aruba - GTD Notes
      6.75% due 07/15/13 - BBB+ ............................     1,000     1,077
   Wachovia Capital Trust II
      3.16% due 01/15/27 - BBB+ ............................     1,040     1,005
   WPP Finance UK - Notes #
      5.875% due 06/15/14 - NA .............................       740       765
                                                                         -------
                                                                          53,875
Food & Drug Retailing - 0.1%
   Delhaize America, Inc. - Debs
      9.0% due 04/15/31 - BB+ ..............................       485       596
   The Kroger Co. - Sr. Notes
      8.15% due 07/15/06 - BBB .............................       570       596
                                                                         -------
                                                                           1,192
Food Products - 0.6%
   American Seafoods Group LLC - Sr. Sub. Notes
      10.125% due 04/15/10 - B- ............................       140       150
   Chaoda Modern Agriculture Holding - Sr. Notes 144A (a)
      7.75% due 02/08/10 - BB ..............................       165       151
   Corn Products International, Inc. - Sr. Notes
      8.45% due 08/15/09 - BBB- ............................    $3,205   $ 3,616
   Kraft Foods, Inc. - Global Notes
      5.625% due 11/01/11 - BBB+ ...........................       985     1,022
   Smithfield Foods, Inc. - Sr. Notes
      7.0% due 08/01/11 - BB ...............................       915       929
   Tyson Foods, Inc. - Notes
      7.25% due 10/01/06 - BBB .............................       415       433
                                                                         -------
                                                                           6,301
Foreign Government - 1.4%
   Federal Republic of Brazil
      2.063% due 04/15/12 - BB- ............................       441       414
      3.125% due 04/15/12 - BB- ............................        88        83
      8.0% due 04/15/14 - BB- ..............................     2,507     2,482
   Federal Republic of Brazil - Bonds #
      8.75% due 02/04/25 - BB- .............................       890       832
   Republic of Brazil
      2.063% due 04/15/09 - BB- ............................       132       129
   Republic of Brazil - Ser. L
      2.125% due 04/15/06 - BB- ............................       752       751
   Republic of Chile - Notes
      1.5% due 01/28/08 - A ................................     1,200     1,206
   Republic of Italy - Notes
      4.5% due 01/21/15 - AA- ..............................     1,110     1,081
   Republic of Panama
      9.625% due 02/08/11 - BB .............................       500       565
   Republic of Panama - Bonds
      9.375% due 01/16/23 - BB .............................     1,250     1,394
   Republic of Peru - Bonds
      9.125% due 01/15/08 - BB .............................     1,250     1,363
      9.125% due 02/21/12 - BB .............................       490       549
   Russian Federation
      5.0% due 03/31/30 - BBB- .............................       100       102
      8.75% due 07/24/05 - BBB- ............................     1,800     1,827
   United Mexican States
      8.375% due 01/14/11 - BBB ............................       500       569
   United Mexican States - Notes Ser. A
      8.3% due 08/15/31 - BBB ..............................       500       573
                                                                         -------
                                                                          13,920
Gas Utilities - 0.4%
   Kinder Morgan Energy Partners - Sr. Notes
      5.8% due 03/15/35 - BBB+ .............................       410       388
      7.3% due 08/15/33 - BBB+ .............................       615       707
   Michigan Consolidated Gas Co. - Sr. Notes
      5.7% due 03/15/33 - BBB ..............................       750       746
   Southern California Edison Co. - Ser. 2003-B
      8.0% due 02/15/07 - BBB+ .............................       752       802
   Texas New Mexico Power Co. - Sr. Notes
      6.125% due 06/01/08 - BB+ ............................       870       888
                                                                         -------
                                                                           3,531

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Health Care Providers & Services - 0.4%
   Anthem, Inc. - Notes
      3.5% due 09/01/07 - BBB+ .............................    $  720    $  707
   Columbia/HCA Healthcare Corp. - Notes
      9.0% due 12/15/14 - BB+ ..............................       490       574
   Coventry Health Care, Inc. - Sr. Notes
      5.875% due 01/15/12 - BBB- ...........................       460       460
   Global Health Sciences, Inc. - Sr. Notes * (c)
      11.0% due 05/01/08 - NA ..............................        75         2
   HCA-The Healthcare Corp. - Notes
      8.75% due 09/01/10 - BB+ .............................     1,000     1,127
   Medpartners, Inc. - Sr. Notes
      7.375% due 10/01/06 - BBB- ...........................       685       712
                                                                          ------
                                                                           3,582
Home Equity Loan - 0.6%
   Centex Home Equity Loan Trust - Ser. 2004A CTF Cl. AF 4
      4.51% due 09/27/32 - AAA .............................     1,255     1,256
   Centex Home Equity Loan Trust - Ser. 2005 A Cl. M4
      3.2% due 01/25/35 - A+ ...............................       875       878
   Contimortgage Home Equity Loan - CTF Cl. A5
      8.1% due 08/15/25 - AAA ..............................        75        78
   Countrywide Home Loan Corp.
      5.5% due 08/01/06 - A ................................       700       712
   Residential Asset Mortgage Products, Inc. - Ser
      2003-RS10 Cl. AI5
      4.91% due 01/25/31 - AAA .............................     1,260     1,264
   Residential Asset Mortgage Products, Inc. - Ser.
      2004-RS7 CTF Cl. A I2
      4.0% due 09/25/25 - AAA ..............................     1,410     1,404
                                                                          ------
                                                                           5,592
Hotels Restaurants & Leisure - 0.7%
   Harrah's Operating Co., Inc. - Notes
      7.875% due 12/15/05 - BB+ ............................     2,300     2,355
   Harrah's Operating, Inc. - Sr. Notes
      7.125% due 06/01/07 - BBB- ...........................       900       946
   Mandalay Resort Group - Sr. Notes
      6.375% due 12/15/11 - BB+ ............................       640       648
   Meditrust - Notes
      7.0% due 08/15/07 - BB- ..............................       375       381
   MGM Mirage, Inc. - Ser. B
      6.0% due 10/01/09 - BB+ ..............................       832       824
   Mohegan Tribal Gaming Authority - Sr. Sub Notes
      8.0% due 04/01/12 - B+ ...............................       400       423
   Starwood Hotels & Resorts - Sr. Notes
      7.375% due 05/01/07 - BB+ ............................       590       615
   Waterford Gaming LLC - Sr. Notes 144A (a)
      8.625% due 09/15/12 - B+ .............................    $  240    $  259
                                                                          ------
                                                                           6,451
Household Durables - 0.0%
   WCI Communities, Inc. - Sr. Sub. Notes 144A (a) #
      6.625% due 03/15/15 - B+ .............................       450       425

Industrial Conglomerates - 0.3%
   British Brunswick Holdings, Inc. - Sr. Notes
      13.0% due 05/01/08 - NA ..............................       120         7
   General Electric Co. - Notes
      5.0% due 02/01/13 - AAA ..............................     2,472     2,468
   Pacific & Atlantic Holdings, Inc.
      1.0% due 05/31/09 - ..................................         2         0
   Tyco International Group SA - Notes
      5.8% due 08/01/06 - BBB ..............................       520       531
                                                                          ------
                                                                           3,006
Insurance - 1.1%
   Cincinnati Financial Corp. - Sr. Notes
      6.125% due 11/01/34 - A ..............................       455       458
   Liberty Mutual Insurance Co. - Notes 144A (a)
      7.697% due 10/15/97 - BBB+ ...........................       735       783
   Markel Corp. - Sr. Notes
      7.35% due 08/15/34 - BBB- ............................       500       546
   Marsh & McLennan Cos., Inc. - Sr. Notes
      5.375% due 03/15/07 - BBB ............................       845       858
   Marsh & McLennan Cos., Inc. - Sr. Notes #
      5.375% due 07/15/14 - BBB ............................       325       312
   Mass. Mutual Life Insurance Co. - Notes 144A (a)
      7.625% due 11/15/23 - AA .............................     2,235     2,754
   New York Life Insurance Co. - Notes 144A (a)
      5.875% due 05/15/33 - AA- ............................       755       785
   Ohio Casualty Corp. - Notes
      7.3% due 06/15/14 - BB ...............................       520       558
   Oil Casualty Insurance, Ltd. - Debs. 144A (a)
      8.0% due 09/15/34 - BBB ..............................     1,150     1,202
   Travelers Property Casualty Corp. - Sr. Notes
      6.375% due 03/15/33 - BBB+ ...........................       420       433
   W.R. Berkley Corp. - Sr. Notes
      6.15% due 08/15/19 - BBB+ ............................       713       704
   Wellpoint Health Networks, Inc. - Notes
      6.375% due 01/15/12 - BBB+ ...........................       685       739
   Wellpoint, Inc. - Notes 144A (a)
      5.0% due 12/15/14 - BBB+ .............................       425       417

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Insurance - Continued
   XL Capital, Ltd. - Sr. Notes
      5.25% due 09/15/14 - A ...............................    $  310   $   306
                                                                         -------
                                                                          10,855

Machinery - 0.1%
   Case Corp. - Notes
      7.25% due 08/01/05 - BB- .............................       480       482
   Caterpillar, Inc. - Sr. Debs.
      7.25% due 09/15/09 - A ...............................       700       771
                                                                         -------
                                                                           1,253

Media - 1.4%
   British Sky Broadcasting Group - GTD Notes
      7.3% due 10/15/06 - BBB- .............................       725       758
   Continental Cablevision, Inc. - Sr. Notes
      9.5% due 08/01/13 - BBB ..............................     1,372     1,461
   Cox Communications, Inc. - Notes
      4.625% due 06/01/13 - BBB- ...........................       310       289
   Cox Communications, Inc. - Notes 144A (a)
      3.04% due 12/14/07 - BBB- ............................       450       453
   Grupo Televisa SA De CV - Notes #
      8.0% due 09/13/11 - BBB ..............................     1,330     1,543
   Lenfest Communications, Inc. - Notes
      8.375% due 11/01/05 - BBB ............................     1,239     1,268
   Liberty Media Corp. - Sr. Debs #
      8.25% due 02/01/30 - BB+ .............................       650       659
   News America Holdings, Inc.
      8.25% due 08/10/18 - BBB- ............................     1,050     1,268
   Shaw Communications, Inc. - Sr. Notes
      8.25% due 04/11/10 - BB+ .............................       695       764
   Time Warner, Inc. #
      6.15% due 05/01/07 - BBB+ ............................       700       723
   Time Warner, Inc. - Debs.
      7.7% due 05/01/32 - BBB+ .............................       800       950
   Time Warner, Inc. - Sr. Notes
      9.125% due 01/15/13 - BBB+ ...........................     2,071     2,559
   XM Satellite Radio, Inc. - Sr. Sec. Notes
      12.0% due 06/15/10 - CCC+ ............................       394       464
                                                                         -------
                                                                          13,159

Metals & Mining - 0.3%
   Codelco, Inc. - Notes 144A (a)
      5.5% due 10/15/13 - A ................................       490       495
   Falconbridge, Ltd. - Notes
      5.375% due 06/01/15 - BBB- ...........................       418       413
   Freeport McMoran Copper & Gold - Sr. Notes
      10.125% due 02/01/10 - B+ ............................       460       511
   Golden Northwest Aluminum *
      12.0% due 12/15/06 - NA ..............................        25         2
   Kennametal, Inc. - Sr. Notes
      7.2% due 06/15/12 - BBB ..............................       770       849
   Metallurgy Holdings, Inc. - Notes
      12.75% due 07/15/08 - NA .............................    $   50   $    25
   Vedanta Resources plc - Bonds 144A (a)
      6.625% due 02/22/10 - BB+ ............................       525       534
                                                                         -------
                                                                           2,829

Multi-Utilities - 0.2%
   Centerpoint Energy Houston - Bonds Ser. K #
      6.95% due 03/15/33 - BBB .............................       545       638
   Transalta Corp.
      5.75% due 12/15/13 - BBB- ............................       900       916
                                                                         -------
                                                                           1,554

Multiline Retail - 0.2%
   J.C. Penney, Inc.
      7.65% due 08/15/16 - BB+ .............................     1,275     1,211
   May Department Stores Co. - Sr. Notes
      6.7% due 07/15/34 - BBB ..............................       432       445
                                                                         -------
                                                                           1,656

Municipal - 1.0%
   De Kalb County Georgia Water & Sewage - Ser. A
      5.0% due 10/01/35 - AA ...............................     2,200     2,261
   Golden State Securitization
      6.75% due 06/01/39 - BBB .............................     2,675     2,817
   Harris County Texas
      5.0% due 08/15/33 - AAA ..............................       600       616
   University of Texas Permanent University Fund - Ser. B
      4.75% due 07/01/30 - AAA .............................     4,000     4,008
                                                                         -------
                                                                           9,702

Oil & Gas - 1.6%
   Amerada Hess Corp. - Notes
      7.3% due 08/15/31 - BBB- .............................       613       691
   Amerada Hess Corp. - Sr. Notes
      7.125% due 03/15/33 - BBB- ...........................       720       801
   Chesapeake Energy Corp. - Sr. Notes
      7.0% due 08/15/14 - BB- ..............................       950       978
   Delek & Avner Yam Tethys, Ltd. Sr. Sec. Notes 144A (a)
      5.326% due 08/01/13 - BBB- ...........................       490       483
   Devon Energy Corp. - Sr. Debs.
      7.95% due 04/15/32 - BBB .............................       750       946
   Energy Transfer Partners - Sr. Notes
      5.95% due 02/01/15 - NA ..............................       480       489
   Enterprise Products Operating LP - Sr. Notes
      6.875% due 03/01/33 - BB+ ............................     1,415     1,483
   Enterprise Products Operating LP - Sr. Notes 144A (a)
      5.0% due 03/01/15 - BB+ ..............................       585       548

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Oil & Gas - Continued
      6.65% due 10/15/34 - BB+ .............................    $  460   $   469
   Halliburton Co. - Sr. Notes 144A (a)
      2.86% due 01/26/07 - BBB .............................       480       480
   Humpuss Funding Corp. - 144A (a)
      7.72% due 12/15/09 - NA ..............................     1,166     1,131
   LG Caltex Oil Corp. - Notes 144A (a)
      5.5% due 08/25/14 - BBB ..............................       471       468
   Magellan Midstream Partners LP - Sr. Notes
      6.45% due 06/01/14 - BBB .............................       790       846
   Nexen, Inc. - Notes
      5.875% due 03/10/35 - BBB- ...........................       610       583
   Noble Group, Ltd. - Sr. Notes 144A (a)
      6.625% due 03/17/15 - BB+ ............................       715       664
   Northern Border Pipeline Co. - Sr. Notes
      6.25% due 05/01/07 - BBB+ ............................       610       632
   Occidental Petroleum Corp.
      10.125% due 09/15/09 - BBB+ ..........................       538       643
   Ocean RigNorway AS - Sr. Sec. Notes
      10.25% due 06/01/08 - CCC ............................       255       262
   PanEnergy Corp. - Notes
      7.0% due 10/15/06 - BBB- .............................       375       389
   Pemex Project Funding Master Trust - Notes
      6.125% due 08/15/08 - BBB ............................       700       718
   Roseton Danskamme - Ser. B
      7.67% due 11/08/16 - .................................       580       523
   Valero Energy Corp. - Notes
      8.375% due 06/15/05 - BBB ............................       700       705
   XTO Energy, Inc. - Sr. Notes
      5.0% due 01/31/15 - BBB- .............................       435       426
                                                                         -------
                                                                          15,358

Other Asset Backed - 3.2%
   Argent Securities, Inc. - Ser. 2004 W1 M3
      4.1% due 02/25/34 - A- ...............................     1,600     1,626
   Bass Trust - Ser. 2004 CB4 Cl. A3
      4.632% due 07/25/08 - AAA ............................       815       817
   Bear Stearns Asset Backed Securities - Ser. 2003 AC4
      Cl. A
      5.0% due 09/25/33 - AAA ..............................     1,123     1,122
   Bear Stearns Asset Backed Securities - Ser. 2004-AC5
      Cl. A1
      5.25% due 10/25/34 - AAA .............................       966       966
   Bear Stearns Asset Backed Securities - Ser. 2004-HE9
      Cl. 1A1
      2.71% due 03/25/23 - AAA .............................       574       574
   CWABS, Inc. - CTF Cl. A 1 FLTG
      2.15% due 01/25/35 - AAA .............................       582       583
   CWABS, Inc. - Ser. 2004-10 Cl. AF3
      3.842% due 02/01/05 - AAA ............................     1,465     1,434
   CWABS, Inc. Ser. 2003-5 Cl. AF 2
      3.042% due 04/25/25 - AAA ............................       517       515
   Equity One ABS, Inc. - Ser. 2003-3 Cl. AF3
      3.531% due 12/25/33 - AAA ............................    $  900   $   896
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M2
      5.115% due 04/25/34 - A ..............................       750       737
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M3
      5.26% due 04/25/34 - A- ..............................       750       736
   Equity One ABS, Inc. - Ser. 2004-2 Cl. AV2
      2.9% due 07/25/34 - AAA ..............................       761       762
   Homestar Mortgage Acceptance Corp. - Ser. 2004-4 Cl. A1
      2.84% due 01/25/22 - AAA .............................     1,358     1,358
   Indymac ABS, Inc. - Ser. 2004 A Cl. A2
      2.341% due 07/25/34 - AAA ............................     1,105     1,105
   J.P. Morgan Mortgage Trust - Ser. 2004 A2 Cl. 2 A2
      4.07% due 05/25/34 - AAA .............................     1,572     1,533
   Long Beach Mortgage Loan Trust - Ser. 2004-1 Cl. M3
      3.35% due 03/25/35 - AA- .............................     1,200     1,204
   Morgan Stanley ABS Capital - Ser. 2004 HE9 Cl. A 3A
      2.358% due 10/25/34 - AAA ............................     1,483     1,483
   Multi Securities Asset Trust - Ser. 2005 RR4
      Cl. F 144A (a)
      5.88% due 11/28/35 - NA ..............................       580       582
   NAAC Reperforming Loan Remic Trust - Ser. 2004-R1
      Cl. A2 144A (a)
      7.5% due 03/25/34 - AAA ..............................     6,906     7,262
   Option One Loan Trust - Ser. 2004-1 CTF Cl. M 1
      3.25% due 01/25/34 - AA+ .............................       800       802
   Renaissance Home Equity Loan Trust - Ser. 2004 4 AF 2
      3.856% due 01/25/35 - AAA ............................     1,795     1,776
   Residential Asset Funding and Mortgage Securities -
      Ser. 2004 Cl. AII B2
      2.87% due 09/25/33 - AAA .............................     1,685     1,687
   Residential Asset Funding and Mortgage Securities
      Corp. - Ser. 2001 KS3 Cl. A II
      2.88% due 09/25/31 - AAA .............................       495       497
   Residential Asset Securities Corp. - Ser. 2004 KS6
      Cl. AII B1
      2.78% due 04/25/13 - AAA .............................     1,085     1,085
   Structured Asset Investment Loan Trust - Ser. 2004-2
      Cl. 3 A1
      2.76% due 03/25/34 - NA ..............................       238       238
                                                                         -------
                                                                          31,380

Other Mortgage - 0.4%
   Capital One Secured Note Trust - Notes 2000-3
      Cl. C 144A (a)
      7.9% due 10/15/10 - BBB ..............................       640       688

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Other Mortgage - Continued
   Commercial Mortgage Acceptance Corp. - Ser. 1991-C1 A1
      6.79% due 06/15/31 - NA ..............................   $   753   $   776
   LB UBS Commercial Mortgage Trust - CTF A4
      4.166% due 04/17/13 - AAA ............................     1,235     1,169
   LB UBS Commercial Mortgage Trust - Ser. 2005 C1 Cl.
      XCL 144A (a)
      0.123% due 03/17/20 - AAA ............................    49,054     1,075
                                                                         -------
                                                                           3,708

Paper & Forest Products - 0.3%
   Donohue Forest Products, Inc. - Sr. Notes
      7.625% due 05/15/07 - BB- ............................       885       889
   Longview Fibre Co. - Notes
      10.0% due 01/15/09 - B+ ..............................       250       268
   Weyerhaeuser Co.
      7.125% due 07/15/23 - BBB ............................     1,430     1,620
                                                                         -------
                                                                           2,777

Pharmaceuticals - 0.1%
   Medco Health Solutions, Inc. - Sr. Notes
      7.25% due 08/15/13 - BBB .............................       730       808

Real Estate Development - 0.0%
   Rouse Co. - Notes #
      5.375% due 11/26/13 - BB+ ............................       465       442

Real Estate Investment Trust - 1.1%
   American Health Properties, Inc. - Notes
      7.5% due 01/15/07 - BBB+ .............................     1,640     1,713
   Amresco Residential Securities - Notes
      6.51% due 08/25/27 - AAA .............................     1,410     1,410
   Boston Properties, Ltd. Partnership - Sr. Notes
      6.25% due 01/15/13 - BBB .............................       800       856
   Duke Realty Limited Partnership - Notes
      2.781% due 12/22/06 - BBB+ ...........................     1,515     1,515
   Health Care Reit, Inc. - Notes
      6.0% due 11/15/13 - BBB- .............................       770       784
   Healthcare Realty Trust IN - Sr. Notes
      8.125% due 05/01/11 - BBB- ...........................       700       802
   iStar Financial, Inc. - Sr. Notes
      7.0% due 03/15/08 - BBB- .............................       410       430
   Socgen Real Estate Co. LLC - Ser. A 144A (a)
      7.64% due 12/29/49 - A ...............................     1,910     2,046
   Spieker Properties, L.P. - Notes
      7.125% due 12/01/06 - BBB+ ...........................     1,490     1,562
                                                                         -------
                                                                          11,118

Real Estate Operations - 0.1%
   Colonial Realty, Ltd. Partnership - Sr. Notes
      6.25% due 06/15/14 - BBB- ............................       565       595

Road & Rail - 0.1%
   CSX Corp. - Notes
      3.05% due 08/03/06 - BBB .............................   $   865   $   866

Specialty Retail - 0.2%
   Gap, Inc. - Notes
      10.55% due 12/15/08 - BBB- ...........................       550       642
   Hughes Supply, Inc. - Sr. Notes 144A (a)
      5.5% due 10/15/14 - BBB- .............................       705       685
   Office Depot, Inc. - Sr. Notes
      6.25% due 08/15/13 - BBB- ............................       895       936
                                                                         -------
                                                                           2,263

Tobacco - 0.2%
   Altria Group, Inc. - Notes
      7.0% due 11/04/13 - BBB ..............................       343       368
   Philip Morris Cos., Inc. - Notes
      6.95% due 06/01/06 - BBB .............................     1,530     1,575
                                                                         -------
                                                                           1,943

U.S. Government - 9.8%
   U.S. Treasury - Bonds
      3.375% due 04/15/32 - AAA ............................       806     1,069
      6.25% due 08/15/23 - AAA .............................     3,045     3,545
      5.25% due 11/15/28 # - AAA ...........................     1,940     2,040
      5.375% due 02/15/31 - AAA ............................    13,078    14,254
   U.S. Treasury - Notes
      1.625% due 02/28/06 - AAA ............................     1,589     1,564
      1.625% due 01/15/15 # - AAA ..........................    14,980    14,759
      2.0% due 01/15/14 - AAA ..............................     2,683     2,746
      2.0% due 07/15/14 - AAA ..............................     2,064     2,108
      3.0% due 02/15/09 - AAA ..............................     2,546     2,448
      3.0% due 07/15/12 - AAA ..............................     2,227     2,451
      3.625% due 07/15/09 - AAA ............................     1,571     1,541
      4.0% due 02/15/15 - AAA ..............................    20,795    19,980
      4.0% due 03/15/10 - AAA ..............................     2,500     2,481
      4.375% due 08/15/12 - AAA ............................     1,400     1,403
      4.875% due 02/15/12 - AAA ............................    16,200    16,728
      5.0% due 08/15/11 - AAA ..............................     6,400     6,649
                                                                         -------
                                                                          95,766

U.S. Government Agencies - 33.7%
   Federal Home Loan Bank - Bonds
      3.9% due 02/25/08 - AAA ..............................       955       947
      4.25% due 03/24/08 - AAA .............................     1,040     1,029
      4.5% due 04/11/08 - AAA ..............................       965       963
      5.0% due 01/01/80 - AAA ..............................       701       702
      5.0% due 12/01/17 - AAA ..............................       476       477
      5.0% due 04/01/18 - AAA ..............................     9,608     9,624
   Federal Home Loan Bank - Notes
      3.73% due 01/04/08 - AAA .............................     1,310     1,291
      3.75% due 03/07/07 - AAA .............................     1,450     1,441
   Federal Home Loan Mortgage Corp. - Bonds
      3.972% due 06/01/34 - AAA ............................     9,432     9,295

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                Par      Market
                                                               Value     Value
                       Name of Issuer                         (000's)   (000's)
                       --------------                         -------   -------
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
      4.25% due 03/15/31 - AAA ............................   $ 1,407   $ 1,378
      4.5% due 05/01/19 - AAA .............................     1,688     1,655
      4.5% due 10/01/19 - AAA .............................     1,563     1,531
      5.0% due 12/15/28 - AAA .............................     2,880     2,875
      5.0% due 04/25/33 - AAA .............................     2,000     1,956
      5.0% due 08/01/33 - AAA .............................     4,032     3,956
      5.0% due 03/15/35 - AAA .............................     2,200     2,052
      5.5% due 07/15/31 - AAA .............................     1,117     1,114
      6.0% due 08/01/34 - AAA .............................     1,106     1,132
      6.0% due 08/01/34 - AAA .............................       933       955
      6.0% due 08/01/34 - AAA .............................     2,874     2,943
      6.0% due 09/01/34 - AAA .............................     3,150     3,225
      6.0% due 10/01/34 - AAA .............................     1,716     1,757
      6.5% due 08/01/32 - AAA
      6.5% due 12/01/34 - AAA .............................     1,129     1,172
   Federal Home Loan Mortgage Corp. -
      Bonds Cl. OG
      5.0% due 02/15/35 - AAA .............................     3,000     2,814
   Federal Home Loan Mortgage Corp. -
      Bonds Cl. ZA
      6.5% due 09/15/31 - AAA .............................     5,019     5,366
   Federal Home Loan Mortgage Corp. -
      Bonds Ser. 2489 Cl. PE
      6.0% due 08/15/32 - AAA .............................    11,000    11,353
   Federal Home Loan Mortgage Corp. -
      Bonds Ser. 2640 Cl. WA
      3.5% due 03/15/33 - AAA .............................       579       565
   Federal Home Loan Mortgage Corp. -
      Bonds Ser. 2836 Cl. QD
      5.0% due 09/15/27 - AAA .............................     1,960     1,965
   Federal Home Loan Mortgage Corp. -
      Bonds Ser. 2901 Cl. UB
      5.0% due 03/15/33 - AAA .............................     4,800     4,686
   Federal Home Loan Mortgage Corp. -
      Bonds Ser. 2935 Cl. HJ
      5.0% due 02/15/35 - AAA .............................     4,000     3,770
   Federal Home Loan Mortgage Corp. -
      Notes
      4.25% due 03/28/08 - AAA ............................     1,800     1,789
      4.5% due 08/01/19 - AAA .............................     1,225     1,200
      4.5% due 11/01/19 - AAA .............................       953       934
   Federal National Mortgage Assoc. - Bonds
      0.99% due 03/01/35 - AAA ............................       900       933
      3.875% due 02/01/08 - AAA ...........................     3,635     3,588
      4.25% due 03/25/33 - AAA ............................       499       492
      4.5% due 07/01/18 - AAA .............................    10,592    10,375
      4.5% due 07/01/18 - AAA .............................     1,511     1,480
      4.5% due 04/25/19 - AAA (b) .........................     8,160     7,976
      4.5% due 07/01/19 - AAA .............................       867       849
      4.5% due 10/01/19 - AAA .............................     1,736     1,699
      5.0% due 04/19/10 - AAA .............................     1,535     1,542
      5.0% due 10/25/16 - AAA .............................     2,318     2,324
      5.0% due 11/01/17 - AAA .............................       575       576
      5.0% due 04/25/18 - AAA (b) .........................     2,500     2,498
      5.0% due 05/01/18 - AAA .............................   $ 3,656   $ 3,658
      5.0% due 06/01/18 - AAA .............................     2,825     2,827
      5.0% due 08/01/19 - AAA .............................     3,665     3,665
      5.0% due 09/01/19 - AAA .............................     2,019     2,019
      5.0% due 10/01/19 - AAA .............................     2,905     2,905
      5.0% due 10/01/19 - AAA .............................       707       707
      5.0% due 10/01/19 - AAA .............................     5,322     5,322
      5.0% due 08/25/27 - AAA .............................     6,373     6,365
      5.0% due 05/25/33 - AAA (b) .........................    31,000    30,215
      5.0% due 08/01/33 - AAA .............................     4,097     4,017
      5.0% due 04/25/34 - AAA (b) .........................    16,825    16,446
      5.0% due 10/01/34 - AAA .............................       423       414
      5.0% due 01/01/35 - AAA .............................     1,318     1,289
      5.5% due 02/01/18 - AAA .............................     7,862     8,021
      5.5% due 11/25/32 - AAA .............................     2,665     2,681
      5.5% due 04/25/33 - AAA (b) .........................    (1,560)   (1,562)
      5.5% due 11/01/33 - AAA .............................     6,514     6,536
      5.5% due 01/01/34 - AAA .............................    12,880    12,922
      5.5% due 05/01/34 - AAA .............................     1,682     1,686
      5.5% due 09/01/34 - AAA .............................     4,763     4,773
      5.5% due 09/01/34 - AAA .............................     3,520     3,527
      5.5% due 10/01/34 - AAA .............................     2,653     2,659
      6.0% due 09/01/14 - AAA .............................       873       902
      6.0% due 03/01/33 - AAA .............................     6,407     6,558
      6.0% due 04/25/33 - AAA (b) .........................     5,430     5,549
      6.0% due 07/01/34 - AAA .............................     2,267     2,317
      6.0% due 11/01/34 - AAA .............................     5,345     5,464
      6.5% due 11/01/32 - AAA .............................       719       748
      6.5% due 02/01/33 - AAA .............................     2,914     3,030
      6.5% due 07/01/34 - AAA .............................     5,657     5,873
      6.5% due 09/01/34 - AAA .............................     1,458     1,514
      6.5% due 11/01/34 - AAA .............................     1,124     1,166
      6.5% due 01/01/35 - AAA .............................     2,476     2,570
      7.0% due 09/01/10 - AAA .............................       478       499
      7.0% due 01/01/12 - AAA .............................       163       171
      7.0% due 04/01/17 - AAA .............................       520       548
      7.0% due 04/01/17 - AAA .............................       231       244
      7.0% due 05/01/17 - AAA .............................       132       139
   Federal National Mortgage Assoc. -
      Bonds Cl. 2
      5.5% due 11/01/33 - AAA .............................     2,607       613
   Federal National Mortgage Assoc. -
      Bonds Cl. PE
      3.5% due 07/25/33 - AAA .............................     1,114     1,059
   Federal National Mortgage Assoc. -
      Bonds Ser. 2003-116 Cl. FA
      1.85% due 11/25/33 - AAA ............................     7,558     7,599
   Federal National Mortgage Assoc. -
      Bonds Ser. 2003-49 Cl. JE
      3.0% due 04/25/33 - AAA .............................     1,294     1,213

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                Par      Market
                                                               Value     Value
                       Name of Issuer                         (000's)   (000's)
                       --------------                         -------   --------
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   Federal National Mortgage Assoc. -
      Bonds Ser. 2003-58 AD
      3.25% due 07/25/33 - AAA ............................   $ 1,480   $  1,414
   Federal National Mortgage Assoc. -
      Bonds Ser. 2004-11 Cl. 1A
      1.22% due 03/25/34 - AAA ............................     3,294      3,297
   Federal National Mortgage Assoc. -
      Bonds Ser. 2004-W2 Cl. 1A2F
      1.44% due 02/25/44 - AAA ............................     5,723      5,703
   Federal National Mortgage Assoc. - Notes
      2.5% due 06/15/08 # - AAA ...........................     2,000      1,897
      3.25% due 08/15/08 - AAA ............................     2,000      1,935
      4.0% due 03/10/08 - AAA .............................     1,810      1,797
      4.375% due 03/15/13 - AAA ...........................     1,050      1,023
      4.45% due 10/12/07 - AAA ............................       930        932
   Government National Mortgage Assoc. - Bonds
      5.5% due 10/15/33 - AAA .............................     2,530      2,555
      6.0% due 02/15/33 - AAA .............................        62         64
      6.0% due 03/15/33 - AAA .............................     4,058      4,173
      6.0% due 05/15/33 - AAA .............................     3,626      3,728
      6.0% due 12/20/33 - AAA .............................       652        669
      6.5% due 09/15/28 - AAA .............................       300        314
      6.5% due 09/15/29 - AAA .............................       183        191
      6.5% due 08/15/31 - AAA .............................       391        409
   Government National Mortgage Assoc. -
      Bonds Ser. 2002 65 Cl. ZB
      6.0% due 09/20/32 - AAA .............................     6,620      6,701
   Government National Mortgage Assoc. -
      Bonds Ser. 2003 Cl. XA
      3.75% due 05/16/33 - AAA ............................       395        380
   Small Business Administration -
      Ser. 2004 20K
      4.88% due 11/01/24 - AAA ............................       800        791
                                                                        --------
                                                                         329,085

Whole Loan CMOs - 11.3%
   Ameriquest Mortgage Securities, Inc. -
      Ser. 2004-X2 Cl. A 144A (a)
      1.851% due 06/25/34 - AAA ...........................     1,091      1,094
   Banc America Commercial Mortgage, Inc. -
      Ser. 2004-1 Cl. F 144A (a)
      5.279% due 11/10/39 - BBB+ ..........................       650        633
   Banc America Commercial Mortgage, Inc. -
      Ser. 2004-1 Cl. G 144A (a)
      5.377% due 11/10/39 - BBB ...........................       650        633
   Banc America Commerical Mortgage, Inc. -
      Ser. 2004-4 Cl. A3
      4.128% due 07/10/42 - AAA ...........................     1,635      1,601
   Banc America Morrtgage Securities, Inc. -
      Ser. 2005 C Cl. 2A1
      4.733% due 04/25/35 - NA ............................     1,685      1,685
   Banc of America Large Loan, Inc. -
      Ser. 2005 Cl. K 144A (a)
      5.0% due 03/11/35 - NA ..............................       690        690
   Bank One Issuance Trust - Notes
      4.54% due 09/15/10 - BBB ............................   $ 1,300   $  1,297
   Bear Stearns ARM Trust - Ser. 2003 9 Cl. III A 2
      5.046% due 02/25/34 - AAA ...........................       941        950
   Bear Stearns ARM Trust - Ser. 2004 10 Cl. I2A3
      4.73% due 01/25/35 - AAA ............................     2,273      2,274
   Bear Stearns ARM Trust - Ser. 2004-6 CTF Cl. I A1
      4.743% due 09/25/34 - AAA ...........................     5,267      5,239
   Bear Stearns ARM Trust - Ser. 2004-7 Cl. 1A1
      5.036% due 10/25/34 - AAA ...........................     9,218      9,238
   Bear Stearns Commercial Mortgage - Ser. 2005 Cl. A
      5.424% due 04/30/35 - NA ............................       650        652
   Bear Stearns Commercial Mortgage Securities, Inc. -
      Ser. 2004-PWR5 Cl. X1 144A (a)
      0.076% due 07/11/42 - NA ............................    36,450        743
   Bear Stearns Commercial Mortgage Securities, Inc. -
      Ser. 2004-T16 Cl. X1
      0.12% due 08/13/46 - AAA ............................    33,584        650
   Bear Stearns Trust - Ser. 2004-9  Cl. II A1
      5.518% due 08/25/34 - AAA ...........................       630        637
   Capital Trust - Sec. Notes Cl. C 144A (a)
      3.39% due 03/20/50 - NA .............................       690        690
   Capital Trust, Ltd. - Sec. Notes Ser.
      2005 1 Cl. E 144A (a)
      4.79% due 03/20/50 - NA .............................       460        460
   Citigroup Mortgage Loan Trust - Ser. 2004 UST1 Cl. A4
      4.426% due 08/25/34 - AAA ...........................     1,016        999
   Commerce 2004-CNL - Notes Cl. A2 144A (a)
      2.89% due 09/15/14 - AAA ............................       970        971
   Credit Suisse First Boston Mortgage - Ser.
      2005 C1 Cl. AX 144A (a)
      0.061% due 02/15/38 - NA ............................    61,218        734
   Credit Suisse First Boston Mortgage -Ser.
      2005 C1 Cl. F 144A (a)
      4.821% due 02/15/38 - NA ............................     1,050        983
   CWALT, Inc. - Ser. 2004 J7 Cl. 1A2
      4.673% due 08/25/34 - AAA ...........................       870        869
   CWALT, Inc. - Ser. 2004-24CB Cl. 1 A1
      6.0% due 11/25/34 - AAA .............................     1,781      1,809
   CWMBS, Inc. - Ser. 2003-J14 Cl. 2A1
      6.25% due 12/25/33 - AAA ............................     3,477      3,537
   CWMBS, Inc. - Ser. 2003-R4 Cl. 1A3
      6.0% due 11/25/26 - AAA .............................    15,500     15,693
   CWMBS, Inc. - Ser. 2003-R4 Cl. 2A
      6.5% due 01/25/34 - AAA .............................     5,940      6,077

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                Par      Market
                                                               Value     Value
                      Name of Issuer                          (000's)   (000's)
                      --------------                          -------   --------
PUBLICLY-TRADED BONDS - Continued

Whole Loan CMOs - Continued
   CWMBS, Inc. - Ser. 2004 12 Cl. 11A2
      4.431% due 08/25/34 - AAA ...........................   $ 6,067   $  6,101
   GE Commercial Mortgage Corp. - Ser. 2005 C1 144A (a)
      0.049% due 06/10/48 - NA ............................    95,986      1,241
   Global Signal Trust -Ser. 2004-1 Cl. D144A (a)
      5.098% due 01/15/34 - BBB ...........................       900        883
   Global Signal Trust II - Ser. 2004 2 Cl. D 144A (a)
      5.093% due 12/15/14 - NA ............................       560        551
   Greenwich Capital - Ser. 2003-C1 Cl. A4
      4.111% due 07/05/12 - AAA ...........................       720        679
   Greenwich Capital Commercial Funding Corp. -
      Ser. 2003-C2 Cl. A2
      4.022% due 07/05/10 - AAA ...........................     1,080      1,055
   GS Mortgage Securities Corp. - Ser. 2003-1 Cl. A2
      3.35% due 01/25/32 - AAA ............................       834        840
   GS Mortgage Securities Corp. - Ser. 2004 Cl. A2C
      3.13% due 05/25/34 - AAA ............................     1,000      1,008
   IMPAC Secured Assets Corp. - Ser. 2004 1 Cl. A3
      3.71% due 03/25/34 - AAA ............................     1,015      1,008
   Indymac MBS, Inc. - Ser. 2004 AR13 B1
      5.29% due 01/25/35 - AA .............................       674        685
   J.P. Morgan Mortgage Trust - Ser. 2005 A2 Cl. 1A1
      4.783% due 04/25/35 - NA ............................     1,850      1,863
   Mellon Residential Funding Corp. - Ser
      2000 TBC2 Cl. A1
      2.83% due 06/15/30 - AAA ............................       948        946
   Merill Lynch Mortgage Investments, Inc. - Ser
      2005 A2 Cl. A2
      4.509% due 02/25/35 - AAA ...........................     2,273      2,266
   Merrill Lynch Mortgage Investments, Inc. - Ser
      2004 1 Cl. 2A1
      4.779% due 12/25/34 - NA ............................     1,214      1,209
   Merrill Lynch Mortgage Investments, Inc. - Ser
      2005-A Cl. A1
      2.82% due 02/25/30 - AAA ............................     1,088      1,088
   Merrill Lynch Mortgage Trust - Ser. 2004 Cl. XC
      0.059% due 09/12/41 - AAA ...........................    28,900        558
   Merrill Lynch Mortgage Trust - Ser. 2004 Cl. A4 *
      4.864% due 08/12/39 - NA ............................     1,620      1,589
   Merrill Lynch Mortgage Trust - Ser. 2005 Cl. A4
      5.204% due 09/12/42 - NA ............................       737        741
   Residential Asset Mortgage Products - Ser.
      2004-RS9 Cl. AII1
      2.0% due 09/25/13 - AAA .............................   $ 1,563   $  1,563
   Residential Funding -Ser. 2004-S2 Cl. A1
      5.25% due 03/25/34 - AAA ............................     2,986      2,981
   Specialty Underwriting - Ser. 2003 BC4 Cl. A3B
      4.78% due 11/25/34 - AAA ............................     1,825      1,829
   Structured Asset Securities Corp. - Ser.
      2003 NP3 Cl. A1 144A (a)
      3.15% due 11/25/33 - AAA ............................       455        455
   Structured Asset Securities Corp. - Ser.
      2004 19XS Cl. A2
      4.37% due 10/25/34 - AAA ............................     1,100      1,084
   Structured Asset Securities Corp. - Ser.
      2004-16XS Cl. A2
      4.91% due 08/25/34 - AAA ............................       950        944
   Structured Asset Securities Corp. - Ser.
      2004-6XS Cl. M1
      4.92% due 03/25/34 - AA+ ............................     1,100      1,081
   Structured Asset Securities Corp. - Ser.
      2004 8 Cl. 3A
      5.0% due 07/25/34 - .................................     3,915      3,872
   Wachovia Bank Commercial Mortgage Trust - Ser.
      2004 C10 Cl. A3
      4.39% due 02/15/36 - AAA ............................     2,000      1,944
   Wachovia Bank Commercial Mortgage Trust - Ser.
      2005 144A (a)
      2.91% due 01/15/18 - ................................     1,045      1,045
   Wachovia Bank Commercial Mortgage Trust - Ser.
      2005 C17 CTF Cl. XC 144A (a)
      0.054% due 03/15/42 - ...............................    51,076        448
   WAMU Mortgage - Ser. 2005 Cl. 2A 1A
      2.81% due 12/25/44 - AAA ............................     1,087      1,089
   Washington Mutual Mortgage Securities Corp. - Ser.
      2002 MS8 Cl. 2A1
      5.25% due 11/25/32 - ................................     1,800      1,800
   Washington Mutual Mortgage Securities Corp. - Ser.
      2004 A1
      4.283% due 01/25/35 - AAA ...........................     1,898      1,872
   Wells Fargo Mortgage Backed Securities - Ser.
      2004 Z Cl. 11 A1
      4.605% due 12/25/34 - AAA ...........................     1,197      1,183
   Wells Fargo Mortgage Backed Securities - Ser.
      2005 AR2 Cl. 3A1
      4.968% due 03/25/35 - NA ............................     1,770      1,785
                                                                        --------
                                                                         110,124

Wireless Telecommunications Services - 0.3%
   AT&T Wireless Group - Notes
      8.125% due 05/01/12 - A .............................       525        613
   AT&T Wireless, Inc. - Notes
      7.875% due 03/01/11 - A .............................       584        664

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                Par      Market
                     Name of Issuer                            Value      Value
                    ---------------                           -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Wireless Telecommunications Services - Continued
   AT&T Wireless, Inc. - Sr. Notes
      8.75% due 03/01/31 - A ..............................   $   340   $    449
   Mobile Telesystems Finance - Notes
      144A (a)
      9.75% due 01/30/08 - BB- ............................       570        607
   Nextel Communications, Inc. - Sr. Notes
      5.95% due 03/15/14 - BB .............................       915        911
                                                                        --------
                                                                           3,244
                                                                        --------
                               TOTAL PUBLICLY-TRADED BONDS-
                                            (Cost $954,746)      92.1%   898,497

                                                               Shares
                                                              -------
PREFERRED STOCK

Commercial Services & Supplies - 0.0%
      GlassTech, Inc. - Ser. A ............................         1          1
Electric/Gas - 0.1%
      TNP Enterprises, Inc. - Ser. D ......................       948      1,050
U.S. Government Agencies - 0.1%
      Federal National Mortgage Assoc. ....................    13,000        719
                                                                        --------
                                     TOTAL PREFERRED STOCK-
                                              (Cost $1,783)       0.2%     1,770
WARRANTS

Commercial Services & Supplies - 0.0%
   Sunterra Corp.
      expires 07/26/07 ....................................       152          0
                                                                        --------
                                            TOTAL WARRANTS-
                                                  (Cost $0)       0.0%         0

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
COMMERCIAL PAPER

Auto Loan - 0.4%
   Ford Motor Credit Co.
      2.52% due 04/08/05 ..................................   $ 3,900      3,898
      3.40% due 08/26/05 ..................................       400        394
                                                                        --------
                                                                           4,292

Banks - 1.5%
   Barclays United Funding LLC
      2.93% due 06/14/05 ..................................     9,000      8,946
   Danske Corp.
      2.70% due 05/31/05 ..................................     1,200      1,195
      2.785% due 06/20/05 .................................     1,700      1,689
   Skandinaviska Enskilda Banken
      2.95% due 06/16/05 ..................................     2,400      2,385
                                                                        --------
                                                                          14,215

Diversified Financials - 1.1%
   IXIS CP Corp.
      2.81% due 06/08/05 ..................................     3,700      3,680

   Morgan Stanley Group
      1.59% due 07/06/05 ..................................   $ 7,200   $  7,200
                                                                        --------
                                                                          10,880

Finance - 1.7%
   General Electric Capital Corp.
      2.97% due 06/20/05 ..................................     1,100      1,093
   UBS Finance Delaware LLC
      2.745% due 06/10/05 .................................     4,700      4,675
      2.785% due 06/15/05 .................................     5,400      5,369
      3.02% due 07/22/05 ..................................     1,100      1,090
   Westpac Capital Corp.
      2.94% due 06/10/05 ..................................     4,100      4,077
                                                                        --------
                                                                          16,304

U.S. Government - 1.6%
   U.S. Treasury - Notes
      2.62% due 04/14/05 ..................................    16,000     15,985

U.S. Government Agencies - 3.2%
   Federal Home Loan Bank
      2.86% due 06/10/05 ..................................    11,600     11,536
   Federal Home Loan Mortgage Corp.
      2.97% due 06/28/05 ..................................     5,200      5,162
   Federal National Mortgage Assoc.
      2.95% due 06/22/05 ..................................    10,100     10,032
      2.96% due 06/29/05 ..................................     4,500      4,467
                                                                        --------
                                                                          31,197
                                                                        --------
                                   TOTAL COMMERCIAL PAPER -
                                             (Cost $92,873)       9.5%    92,873

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 6.8%
   State Street Navigator Securities Lending
      Portfolio                                                66,326     66,326

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                             Par        Market
                     Name of Issuer                         Value       Value
                     --------------                        -------   ----------
                                                           (000's)     (000's)
SHORT-TERM INVESTMENTS - 6.3%

   Investment in joint trading account
   2.898% due 04/01/05
   (Cost $61,685) ......................................   $61,685   $   61,685
                                                           -------   ----------
                                      TOTAL INVESTMENTS-
                                       (Cost $1,175,547)     114.9%   1,121,151

                    Payables, less cash and receivables-     (14.9)%   (145,249)
                                                           -------   ----------
                                             NET ASSETS-     100.0%  $  975,902
                                                           =======   ==========

#    At March 31, 2005 all or portion of this security was out on loan.
(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $66,968 or 6.9% of net assets of the Portfolio.
(b)  To Be Announced.
(c)  At March 31, 2005 this security was fair valued.

*Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Active Bond Fund (the "Fund" or "VST Active Bond") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint repurchase agreements: The Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $726                    3.12%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $66,326                   $65,319

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. As of March 31, 2005, the Fund had open forward currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date as follows:

                              Principal Amount                        Unrealized
                            Covered by Contract   Expiration Month   Gain (Loss)
                            -------------------   ----------------   -----------
Currency Purchased
Brazilian Real                        53              April 05          $   2
Brazilian Real                        34                May 05             (1)
Brazilian Real                       107               June 05              3
Chilean Peso                         163                May 05             (5)
Chilean Peso                         103               June 05              1
Euro                               6,005              April 05            (99)
Hong Kong Dollar                      80              April 05             --
Indian Rupee                         156               June 05             (1)
Japanese Yen                       4,311              April 05            (87)
South Korean Won                      90              April 05              2
South Korean Won                      91                May 05              1
South Korean Won                     118               June 05             (2)
Mexican Peso                          30                May 05             --
Mexican Peso                         167               June 05              1
Peruvian Nouveau                      32                May 05             --
Peruvian Nouveau                     107               June 05             --
Polish Zloty                          70                May 05             (2)
Polish Zloty                          69               June 05             (1)
New Russian Ruble                     61              April 05              1
New Russian Ruble                     31                May 05             --
New Russian Ruble                    110               June 05             (2)
Singapore Dollar                      83              April 05             (1)
Singapore Dollar                      84                May 05             --
Singapore Dollar                     106               June 05             (2)
New Taiwan Dollar                     32                May 05             --
New Taiwan Dollar                    109               June 05             (4)
                                                                        -----
                                                                         (196)
                                                                        =====
Currency Sold
Euro                              30,265              April 05            935
Swedish Krona                        346               June 05             12
                                                                        -----
                                                                        $ 947
                                                                        =====

     Options: The Fund may use option contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     When the Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked to market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When the Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not preform under the contracts' terms. As of March 31, 2005, the Fund had no written options.

     Swap Agreements: The Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Net market value is reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as realized gain or loss when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

     Swap agreements which were open for the period ended March 31, 2005 are summarized as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                           Net Unrealized
                                                                            Appreciation
Par Value               Interest Rate Swaps                Counter Party   (Depreciation)
---------               -------------------               --------------   --------------
   50,200   To make or receive semi-annual payments       Morgan Stanley      $(1,010)
            through 6/15/2010 based on the difference
            between (A) the fixed rate of 4.00% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

    6,000   To make or receive semi-annual payments          Bank of             (118)
            through 6/15/2010 based on the difference        America
            between (A) the fixed rate of 4.00% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

    9,300   To make or receive semi-annual payments          Barclays              94
            through 6/15/2025 based on the difference
            between (A) the fixed rate of 6.0% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

    3,000   To make or receive monthly payments through      Citigroup            (34)
            4/1/2005 based on floating rate of 1 Month
            LIBOR minus 0.35%, adjusted every month.

    3,500   To make or receive semi-annual payments          Bank of               35
            through 6/15/2015 based on the difference        America
            between (A) the fixed rate of 5.00% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

    3,100   To make or receive semi-annual payments          JP Morgan             40
            through 6/15/2015 based on the difference
            between (A) the fixed rate of 5.00% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

   73,400   To make or receive semi-annual payments          Barclays            (630)
            through 6/15/2006 based on the difference
            between (A) the fixed rate of 3.00% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                           Net Unrealized
                                                                            Appreciation
Par Value             Interest Rate Swaps                  Counter Party   (Depreciation)
---------             -------------------                 --------------   --------------
   90,000   To make or receive semi-annual payments        Goldman Sachs       $ (665)
            through 6/15/2006 based on the difference
            between (A) the fixed rate of 3.00% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

   27,000   To make or receive semi-annual payments           Bank of             (75)
            through 6/15/2006 based on the difference         America
            between (A) the fixed rate of 3.00% and (B)
            floating rate of 3 Month LIBOR, adjusted
            every 3 months.

   15,800   To make or receive semi-annual payments          JP Morgan          1,354
   (EURO)   through 3/15/2032 based on the difference
            between (A) the fixed rate of 6.00% and (B)
            floating rate of 6 Month EURIBOR, adjusted
            every 6 months.

                                                                           Net Unrealized
                                                                            Appreciation
Par Value              Credit Default Swaps:               Counter Party   (Depreciation)
---------              ---------------------              --------------   --------------
    1,000   To make annual fixed coupon payments          Morgan Stanley           --
            through 5/24/2005 based on the annual fixed
            rate of 0.70%. In the event of a predefined
            "credit event notice" of the Russian
            Federation 5.0%, 3/31/2030 Note, the Fund
            will receive amounts specified under the
            terms of the swap agreement.
                                                                              -------
                                                                              $(1,009)
                                                                              =======

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $815,112          $850,995

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$1,140,029      $26,169       $(13,358)       $12,811

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                Par      Market
                    Name of Issuer                             Value      Value
                    --------------                            -------   --------
                                                              (000's)    (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.2%
   Boeing Corp.
   8.75% due 09/15/31 - A .................................    $   90   $   127
   Northrop-Grumman Corp. - Debs.
   7.75% due 03/01/16 - BBB ...............................        75        90
   Raytheon Co. - Notes
   6.75% due 08/15/07 - BBB- ..............................       200       210
   United Technologies Corp. - Debs.
   8.875% due 11/15/19 - A ................................        50        66
                                                                        -------
                                                                            493

Auto Loan - 0.8%
   Ford Motor Credit Co. - Bonds
   7.375% due 02/01/11 - BBB- .............................       250       248
   General Motors Acceptance Corp. - Notes
   6.125% due 09/15/06 - BBB- .............................       400       398
   7.75% due 01/19/10 - BBB- ..............................       400       384
   8.0% due 11/01/31 - BBB- ...............................       430       375
   Toyota Motor Credit Corp. - Notes
   5.5% due 12/15/08 - AAA ................................        60        62
                                                                        -------
                                                                          1,467

Automobiles - 0.5%
   DaimlerChrysler NA Holding Co.
   7.2% due 09/01/09 - BBB ................................       650       700
   Ford Motor Co. - Bonds
   6.625% due 02/15/28 - BBB- .............................       350       294
                                                                        -------
                                                                            994

Banks - 5.9%
   African Development Bank - Sub. Notes
   6.875% due 10/15/15 - AA+ ..............................        35        40
   Asian Development Bank - Bonds
   5.593% due 07/16/18 - AAA ..............................       250       263
   Bank of America Corp. - Sub. Notes
   7.8% due 02/15/10 - A+ .................................       350       396
   Bank One Corp.
   7.875% due 08/01/10 - A ................................       300       342
   Bank One Corp. - Notes
   6.875% due 08/01/06 - A+ ...............................     1,000     1,037
   BankAmerica Corp. - Sub. Notes
   6.5% due 03/15/06 - A+ .................................       150       154
   Chase Manhattan Corp. - Sub. Notes
   7.125% due 02/01/07 - A ................................       225       237
   Credit Suisse First Boston
   6.5% due 01/15/12 - A+ .................................       400       433
   Credit Suisse First Boston, Inc. - Notes
   5.875% due 08/01/06 - A+ ...............................       500       512
   European Investment Bank - Global Notes
   4.625% due 03/01/07 - AAA ..............................       800       809
   Fleet Boston Corp. - Sub. Notes
   7.375% due 12/01/09 - A+ ...............................       100       110
   Fleet Financial Group, Inc. - Sub. Debs.
   6.7% due 07/15/28 - A+ .................................    $   75   $    85
   HSBC Holdings Plc
   7.5% due 07/15/09 - A ..................................       150       166
   InterAmerican Development Bank - Debs.
   8.5% due 03/15/11 - AAA ................................       200       237
   Intermediate American Development Bank - Bonds
   6.125% due 03/08/06 - AAA ..............................     1,300     1,329
   International Bank of Reconstruction & Development
      - Notes
   5.0% due 03/28/06 - AAA ................................       750       760
   JP Morgan Chase & Co. - Notes
   5.25% due 05/30/07 - A+ ................................     1,000     1,020
   NationsBank Corp. - Sub. Notes #
   7.75% due 08/15/15 - A+ ................................       400       477
   Royal Bank of Scotland Group plc - Sub. Notes #
   5.0% due 11/12/13 - A+ .................................       300       299
   Royal Bank of Scotland plc - Sub. Notes
   6.4% due 04/01/09 - A+ .................................       150       159
   United Bank National Association of Minneapolis
   6.375% due 08/01/11 - A+ ...............................       325       352
   Wachovia Corp. - Notes
   4.95% due 11/01/06 - A .................................     1,350     1,367
   Wachovia Corp. - Sub. Notes
   5.625% due 12/15/08 - A- ...............................        75        78
   Wells Fargo Bank NA - Sub. Notes
   6.45% due 02/01/11 - AA- ...............................       550       597
                                                                        -------
                                                                         11,259

Beverages - 0.4%
   Anheuser Busch Cos., Inc.
   9.0% due 12/01/09 - A+ .................................       470       552
   Coca-Cola Enterprises, Inc. - Debs.
   8.5% due 02/01/22 - A ..................................       100       132
   Pepsi Bottling Group, Inc. - Sr. Notes - Ser. B
   7.0% due 03/01/29 - A ..................................       100       119
                                                                        -------
                                                                            803

Chemicals - 0.1%
   E.I. Du Pont De Nemours
   6.5% due 01/15/28 - AA- ................................       150       173
   Eastman Chemical - Debs.
   7.6% due 02/01/27 - BBB ................................        50        60
                                                                        -------
                                                                            233

CMBS - 0.2%
   JP Morgan Chase & Co. Commercial Mortgage Securities -
      Ser. 2004 CIBC8 Cl. A4
   4.404% due 01/12/39 - AAA ..............................       400       381

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                Par      Market
                    Name of Issuer                             Value      Value
                    --------------                            -------   --------
                                                              (000's)    (000's)

PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - 0.3%
   First Data Corp. - Sr. Notes
   5.625% due 11/01/11 - A+ ...............................    $  400    $  419
   Honeywell International, Inc. - Notes
   7.5% due 03/01/10 - A ..................................        75        84
                                                                         ------
                                                                            503

Computers & Peripherals - 0.4%
   International Business Machines Corp. - Debs.
   7.0% due 10/30/25 - A+ .................................       100       118
   International Business Machines Corp. - Notes
   4.25% due 09/15/09 - A+ ................................       600       594
                                                                         ------
                                                                            712

Credit Card - 0.8%
   American Express Co. - Notes
   4.875% due 07/15/13 - A+ ...............................       150       149
   MBNA Credit Card Master Note Trust - Ser. 2002-1 Notes
      Cl. A
   4.95% due 06/15/09 - AAA ...............................     1,000     1,017
   MBNA Master Credit Card Trust II - Notes
   6.5% due 04/15/10 - AAA ................................       400       423
                                                                         ------
                                                                          1,589

Diversified Financials - 4.1%
   Bear Stearns & Co., Inc. - Notes
   5.7% due 11/15/14 - A ..................................       240       246
   Chase Commercial Mortgage Securities Corp. - Ser. 1997-2
      Pass Thru Certs Cl. A2
   6.6% due 12/19/29 - AAA ................................       369       386
   Chase Commercial Mortgage Securities Corp. - Ser. 200-2
      CTF Cl. A2
   7.631% due 07/15/32 - NA ...............................       300       340
   Citicorp Capital II
   8.015% due 02/15/27 - A ................................       100       110
   Citigroup, Inc. - Notes
   6.625% due 01/15/28 - AA- ..............................       100       112
   Citigroup, Inc. - Sub. Notes
   5.875% due 02/22/33 - A+ ...............................       190       192
   Citigroup, Inc. - Sub. Notes 144A (a)
   5.0% due 09/15/14 - A+ .................................       472       463
   GE Capital Commercial Mortgage Corp. - Ser. 2001-2 Cl.
      A4
   6.59% due 08/11/33 - NA ................................       550       594
   Goldman Sachs Capital
   6.345% due 02/15/34 - A- ...............................       160       164
   Goldman Sachs Group, Inc. - Notes
   7.35% due 10/01/09 - A+ ................................       500       552
   Kreditanstalt Fur Wiederaufbau - Notes
   3.25% due 03/30/09 - AAA ...............................       500       481
   Merrill Lynch & Co., Inc.
   5.45% due 07/15/14 - A+ ................................       170       171
   Merrill Lynch & Co., Inc. - Notes
   6.875% due 11/15/18 - A+ ...............................    $  120    $  134
   Morgan Stanley Capital, Inc. - Pass Thru Certs.
      Ser. 1999-RM1
   6.37% due 12/15/31 - NA ................................       217       221
   Morgan Stanley Group, Inc.
   6.1% due 04/15/06 - A+ .................................     1,065     1,087
   6.75% due 04/15/11 - A+ ................................       250       273
   Prudential Commercial Mortgage Trust - Cl. A2
   4.493% due 02/11/36 - AAA ..............................       450       435
   Salomon Brothers Commercial & Mortgage Trust - Ser.
      2000-C3 Pass Thru Certs Cl. A2
   6.592% due 12/18/33 - AAA ..............................       500       539
   Salomon Brothers Mortgage Securities Inc. - Pass Thru
      Certs - Ser. 2000-C1 Cl. A2
   7.52% due 12/18/09 - AAA ...............................       300       332
   Wells Fargo & Co. - Sub. Notes
   6.875% due 04/01/06 - A+ ...............................     1,100     1,129
                                                                         ------
                                                                          7,961

Diversified Telecommunication Services - 1.2%
   BellSouth Corp. - Notes
   6.875% due 10/15/31 - A ................................       200       223
   British Telecommunications plc - Notes
   8.375% due 12/15/10 - A- ...............................       200       232
   8.875% due 12/15/30 - A- ...............................       130       173
   France Telecom SA - Notes
   8.7% due 03/01/06 - A- .................................       350       361
   10.0% due 03/01/31 - A- ................................       100       131
   GTE Corp. - Debs.
   6.94% due 04/15/28 - A+ ................................       100       108
   Telefonica Europe BV - Notes
   8.25% due 09/15/30 - A .................................       100       132
   Verizon Global Funding Corp. - Notes #
   4.375% due 06/01/13 - A+ ...............................       370       351
   Vodafone Group Plc
   7.75% due 02/15/10 - A .................................       500       565
                                                                         ------
                                                                          2,276

Electric Utilities - 0.0%
   CalEnergy Co., Inc. - Bonds
   8.48% due 09/15/28 - BBB- ..............................        60        78

Electric/Gas - 1.4%
   Alabama Power Co. - Sr. Notes
   5.5% due 10/15/17 - A ..................................       100       102
   5.7% due 02/15/33 - A ..................................        80        82
   Cincinnati Gas & Electric Co. - Debs
   5.7% due 09/15/12 - BBB ................................       300       311
   Constellation Energy Group, Inc. - Notes
   7.0% due 04/01/12 - BBB ................................       240       267

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par     Market
                    Name of Issuer                              Value     Value
                    --------------                             -------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS - Continued

Electric/Gas - Continued

   Dominion Resources, Inc.
   8.125% due 06/15/10 - BBB+ ..............................    $  200    $  229
   Duke Energy Co. - Sr. Notes
   5.625% due 11/30/12 - BBB ...............................       400       411
   Niagara Mohawk Power Corp.
   7.75% due 10/01/08 - A- .................................       200       221
   Oncor Electric Delivery Co. - Sr. Sec. Notes
   6.375% due 05/01/12 - BBB ...............................       400       429
   Ontario Hydro
   6.1% due 01/30/08 - AA ..................................       100       105
   Progress Energy, Inc. - Sr. Notes
   7.1% due 03/01/11 - BBB- ................................       500       548
                                                                          ------
                                                                           2,705

Finance - 4.1%
   Ameritech Capital Funding Corp.
   6.875% due 10/15/27 - A .................................        60        67
   Anardarko Finance Co. - Sr. Notes
   6.75% due 05/01/11 - BBB+ ...............................       200       220
   Countrywide Funding Corp.
   5.5% due 02/01/07 - A ...................................       200       204
   Deutsche Telekom International Finance
   8.75% due 06/15/30 - A- .................................       300       392
   Devon Financing Corp. United L C - Notes
   6.875% due 09/30/11 - BBB ...............................       400       440
   Financing Corp.
   8.6% due 09/26/19 - NA ..................................       150       203
   General Electric Capital Corp.
   6.0% due 06/15/12 - AAA .................................       950     1,012
   6.125% due 02/22/11 - AAA ...............................     1,150     1,229
   Household Finance Corp. - Notes
   8.0% due 07/15/10 - A ...................................       350       400
   Household Finance Corp. - Sr. Unsub. Notes
   5.875% due 02/01/09 - A .................................       280       291
   John Deere Capital Corp. - Global Notes
   5.1% due 01/15/13 - A- ..................................       170       172
   John Deere Capital Corp. - Notes
   6.0% due 02/15/09 - A- ..................................        60        63
   KFW International Finance, Inc. - Sr. Notes
   5.25% due 06/28/06 - AAA ................................       300       305
   Lehman Brothers Holdings, Inc. - Notes
   6.25% due 05/15/06 - A ..................................       500       512
   Marsh & McLennan Cos., Inc. - Sr. Notes #
   4.85% due 02/15/13 - BBB ................................       240       225
   MBNA Corp.
   5.0% due 06/15/15 - BBB .................................       250       241
   National Rural Utilities Cooperative Finance - Notes
   5.75% due 08/28/09 - A ..................................       700       729
   Sprint Capital Corp.
   6.875% due 11/15/28 - BBB- ..............................    $  150    $  161
   7.625% due 01/30/11 - BBB- ..............................       300       334
   Sumitomo Bank International Finance NV - Notes
   8.5% due 06/15/09 - BBB+ ................................       100       113
   Verizon Global Funding Corp. - Notes
   7.25% due 12/01/10 - A+ .................................       230       255
   Washington Mutual Capital I
   8.375% due 06/01/27 - BBB ...............................        60        66
   Washington Mutual Finance Corp. - Sr. Notes
   6.25% due 05/15/06 - AA- ................................       300       307
                                                                          ------
                                                                           7,941

Financials - 0.1%
   Aetna Inc.
   7.625% due 08/15/26 - A+ ................................       100       120

Food & Drug Retailing - 0.4%
   Albertson's, Inc. - Notes
   6.625% due 06/01/28 - BBB ...............................        50        51
   Albertson's, Inc. - Sr. Notes #
   7.5% due 02/15/11 - BBB .................................       345       382
   CVS Corp. - Notes
   4.875% due 09/15/14 - A- ................................       100        99
   Safeway, Inc. - Notes #
   5.8% due 08/15/12 - BBB .................................       150       154
                                                                          ------
                                                                             686

Food Products - 0.9%
   Conagra Foods, Inc. - Notes
   7.875% due 09/15/10 - BBB+ ..............................       250       286
   Conagra, Inc. - Debs.
   9.75% due 03/01/21 - BBB ................................        75       106
   General Mills, Inc. - Notes
   6.0% due 02/15/12 - BBB+ ................................       250       266
   Kellogg Co. - Debs. - Ser. B
   7.45% due 04/01/31 - BBB+ ...............................       100       124
   Kraft Foods, Inc. - Notes
   4.625% due 11/01/06 - BBB+ ..............................       300       302
   5.25% due 10/01/13 - BBB+ ...............................       325       328
   Sara Lee Corp. - Notes
   6.25% due 09/15/11 - A ..................................       100       107
   The Kroger Co.
   8.05% due 02/01/10 - BBB ................................       150       169
                                                                          ------
                                                                           1,688

Foreign Government - 2.3%
   Government of Canada
   5.25% due 11/05/08 - AAA ................................       125       129
   Government of New Zealand - Debs.
   8.75% due 12/15/06 - AA+ ................................       120       129
   Hydro-Quebec
   8.4% due 01/15/22 - A+ ..................................       100       137

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Foreign Government - Continued
   Kingdom of Spain
   7.0% due 07/19/05 - AAA .................................    $  250    $  253
   Malaysia - Bonds
   8.75% due 06/01/09 - A- .................................        50        57
   Manitoba Province Canada - Ser. BU
   9.625% due 12/01/18 - AA- ...............................       300       432
   Province of Quebec - Debs.
   7.5% due 07/15/23 - A+ ..................................       100       126
   Quebec Province
   7.125% due 02/09/24 - A+ ................................       150       182
   Republic of Greece - Notes #
   6.95% due 03/04/08 - A ..................................       405       434
   Republic of Italy - Debs.
   6.875% due 04/15/03 - AA- ...............................       460       547
   Republic of Korea - Unsub. Notes #
   8.875% due 04/15/08 - A- ................................       600       674
   United Mexican States - Notes #
   9.875% due 02/01/10 - BBB ...............................       970     1,154
   United Mexican States - Notes Ser. A
   8.3% due 08/15/31 - BBB .................................       200       229
                                                                          ------
                                                                           4,483

Gas Utilities - 0.2%
   Sempra Energy - Notes
   6.0% due 02/01/13 - BBB+ ................................       400       419

Home Equity Loan - 0.1%
   Countrywide Home Loan Corp.
   6.25% due 04/15/09 - A ..................................       250       262

Industrial Conglomerates - 0.2%
   Tyco International Group SA - Notes
   6.0% due 11/15/13 - BBB .................................       350       368

Insurance - 0.3%
   Allstate Corp.
   7.2% due 12/01/09 - A+ ..................................       170       188
   AXA - Sub Notes
   8.6% due 12/15/30 - BBB+ ................................       120       157
   Hartford Life, Inc. - Debs.
   7.65% due 06/15/27 - A- .................................        50        61
   Torchmark, Inc. - Debs.
   8.25% due 08/15/09 - A+ .................................       100       112
   Travelers Property Casualty Corp. - Sr. Notes
   7.75% due 04/15/26 - BBB+ ...............................        50        61
                                                                          ------
                                                                             579

Machinery - 0.0%
   Caterpillar, Inc. - Debs.
   8.0% due 02/15/23 - A ...................................        50        64

Media - 1.5%
   Clear Channel Communications, Inc.
   7.65% due 09/15/10 - BBB- ...............................       400       438
   Comcast Cable Communications - Notes
   8.875% due 05/01/17 - BBB ...............................    $   75    $   95
   News America Holdings, Inc. - Debs.
   7.7% due 10/30/25 - BBB- ................................       100       116
   News America Holdings, Inc. - Notes #
   7.5% due 03/31/07 - BBB- ................................       250       295
   TCI Communications, Inc. - Sr. Notes
   7.125% due 02/15/28 - BBB ...............................        70        80
   The Walt Disney Co. - Sr. Notes
   6.75% due 03/30/06 - BBB+ ...............................     1,000     1,027
   Time Warner Entertainment, Inc. - Sr. Notes
   8.375% due 07/15/33 - BBB+ ..............................       200       251
   Time Warner, Inc.
   7.625% due 04/15/31 - BBB+ ..............................        75        88
   Time Warner, Inc. - Debs.
   7.25% due 10/15/17 - BBB+ ...............................       350       397
   Viacom, Inc.
   7.875% due 07/30/30 - A- ................................        50        59
                                                                          ------
                                                                           2,846

Metals & Mining - 0.1%
   ALCOA, Inc. - Notes
   7.375% due 08/01/10 - A- ................................       200       225

Multi-Utilities - 0.2%
   United Technologies Corp. - Notes
   6.1% due 05/15/12 - A ...................................       180       194
   United Utilities plc - Notes #
   6.875% due 08/15/28 - BBB+ ..............................       100       112
                                                                          ------
                                                                             306

Multiline Retail - 0.3%
   Federated Department Stores, Inc.
   6.625% due 04/01/11 - BBB+ ..............................       200       215
   Target Corp. - Notes
   7.5% due 08/15/10 - A+ ..................................       100       113
   Wal Mart Stores, Inc.
   7.55% due 02/15/30 - AA .................................       110       142
   Wal-Mart Stores, Inc. - Debs. #
   6.75% due 10/15/23 - AA .................................       100       117
                                                                          ------
                                                                             587

Municipal - 0.4%
   Illinois Saint
   5.1% due 06/01/33 - AA ..................................       230       219
   Massachusetts Special Purpose Trust - Ser. BEC-1 Cl. A5
   7.03% due 03/15/12 - AAA ................................       150       163
   Tennessee Valley Authority
   6.75% due 11/01/25 - AAA ................................       260       313
                                                                          ------
                                                                             695

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Oil & Gas - 0.8%
   Chevron Texaco Capital Co. - Notes
   3.5% due 09/17/07 - AA ..................................    $  600    $  591
   Norsk Hydro A/S
   7.25% due 09/23/27 - A ..................................        75        91
   Occidental Petroleum Corp. - Notes
   6.75% due 01/15/12 - BBB+ ...............................       265       293
   Pemex Project Funding Master Trust - Notes
   7.375% due 12/15/14 - BBB ...............................       260       278
   Phillips Petroleum Co. - Debs.
   6.65% due 07/15/18 - A- .................................        50        56
   Tosco Corp.
   8.125% due 02/15/30 - A- ................................       110       147
   Union Oil Co. of California
   7.5% due 02/15/29 - BBB+ ................................        60        74
                                                                          ------
                                                                           1,530

Other Asset Backed - 0.1%
   Detroit Edison Securitization - Bonds Ser. 2001 1 Cl. A6
   6.62% due 03/01/16 - AAA ................................       250       279

Other Mortgage - 1.0%
   GMAC Commercial Mortgaged Securities, Inc. - CTF - Ser.
      1998-C1 Cl. A2
   6.7% due 05/15/30 - NA ..................................       900       949
   LB Commercial Conduit Mortgage Trust - Ser. 1999-C2 Pass
      Thru Certs. Cl. A2
   7.325% due 09/15/09 - NA ................................       400       439
   LB UBS Commercial Mortgage Trust - Ser. 2000-C5 Pass
      Thru Certs. Cl. A1
   6.41% due 01/15/10 - AAA ................................       559       581
                                                                          ------
                                                                           1,969

Paper & Forest Products - 0.4%
   International Paper Co. - Notes
   6.75% due 09/01/11 - BBB ................................       250       274
   MeadWestvaco Corp. - Notes
   6.85% due 04/01/12 - BBB ................................       100       112
   Westvaco Corp. - Notes
   7.1% due 11/15/09 - BBB .................................        35        38
   Weyerhaeuser Co.
   7.125% due 07/15/23 - BBB ...............................       130       147
   Weyerhaeuser Co. - Notes
   6.125% due 03/15/07 - BBB ...............................       198       205
                                                                          ------
                                                                             776

Personal Products - 0.2%
   Procter & Gamble Co. - Debs.
   6.45% due 01/15/26 - AA- ................................       100       113
   Unilever Capital
   7.125% due 11/01/10 - A+ ................................       200       224
                                                                          ------
                                                                             337

Pharmaceuticals - 0.6%
   Abbott Laboratories - Notes
   5.625% due 07/01/06 - AA ................................    $  250    $  255
   Bristol Myers Squibb Co. - Notes
   5.75% due 10/01/11 - A+ .................................       300       313
   Eli Lilly & Co. - Notes #
   7.125% due 06/01/25 - AA ................................        80        97
   Schering Plough Corp. - Sr. Notes
   5.3% due 12/01/13 - A- ..................................       250       255
   Wyeth - Notes
   5.25% due 03/15/13 - A ..................................       200       203
                                                                          ------
                                                                           1,123

Real Estate Investment Trust - 0.4%
   Simon Property Group, Inc. - Notes
   6.375% due 11/15/07 - BBB+ ..............................       700       729

Real Estate Operations - 0.2%
   EOP Operating LP - Notes
   6.8% due 01/15/09 - BBB+ ................................       150       160
   EOP Operating, Ltd. Partenership - Notes
   7.0% due 07/15/11 - BBB+ ................................       250       276
                                                                          ------
                                                                             436

Road & Rail - 0.8%
   Canadian National Railway Co. - Notes
   6.375% due 10/15/11 - BBB+ ..............................       300       325
   CSX Corp. - Debs.
   7.45% due 05/01/07 - BBB ................................       125       133
   Norfolk Southern Corp. - Notes
   7.35% due 05/15/07 - BBB ................................       855       906
   Union Pacific Corp. - Debs.
   6.625% due 02/01/29 - BBB ...............................        85        94
                                                                          ------
                                                                           1,458

Specialty Retail - 0.0%
   Dayton Hudson Corp. - Debs.
   6.75% due 01/01/28 - A+ .................................        25        29

U.S. Government - 22.5%
   U.S. Treasury - Bonds
   5.375% due 02/15/31 # - AAA .............................       165       180
   5.5% due 08/15/28 - AAA .................................       270       293
   6.125% due 11/15/27 - AAA ...............................       520       608
   6.125% due 08/15/29 - AAA ...............................       100       118
   6.25% due 05/15/30 - AAA ................................     2,300     2,764
   6.5% due 11/15/26 - AAA .................................       300       364
   6.625% due 02/15/27 - AAA ...............................       295       364
   6.75% due 08/15/26 - AAA ................................       775       965
   7.25% due 05/15/16 - AAA ................................     1,000     1,226
   7.5% due 11/15/16 - AAA .................................     2,200     2,758
   7.875% due 02/15/21 - AAA ...............................       900     1,202
   8.125% due 08/15/19 - AAA ...............................     1,000     1,345
   8.75% due 08/15/20 - AAA ................................     1,400     1,996

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government - Continued
   8.875% due 08/15/17 - AAA ...............................    $  950   $ 1,321
   9.25% due 02/15/16 - AAA ................................       800     1,117
   10.375% due 11/15/12 - AAA ..............................     3,300     3,823
   11.25% due 02/15/15 - AAA ...............................       260       398
   11.75% due 11/15/14 - AAA ...............................       465       611
   12.0% due 08/15/13 - AAA ................................     1,000     1,248
   12.75% due 11/15/10 - AAA ...............................     1,000     1,057
   13.25% due 05/15/14 - AAA ...............................     1,200     1,611
   U.S. Treasury - Notes
   1.25% due 05/31/05 - AAA ................................       100       100
   2.0% due 05/15/06 # - AAA ...............................       200       197
   3.125% due 04/15/09 - AAA ...............................       600       579
   3.25% due 08/15/07 - AAA ................................       525       518
   3.375% due 09/15/09 - AAA ...............................     1,400     1,357
   4.0% due 03/15/10 - AAA .................................     1,000       992
   4.625% due 05/15/06 - AAA ...............................       100       101
   4.75% due 11/15/08 - AAA ................................     1,200     1,229
   4.75% due 05/15/14 - AAA ................................       230       234
   5.0% due 02/15/11 - AAA .................................     1,100     1,143
   5.0% due 08/15/11 - AAA .................................     2,035     2,114
   5.5% due 02/15/08 - AAA .................................       500       521
   6.0% due 08/15/09 - AAA .................................     1,250     1,343
   6.5% due 10/15/06 - AAA .................................     5,550     5,782
   7.0% due 07/15/06 - AAA .................................     1,450     1,511
                                                                         -------
                                                                          43,090

U.S. Government Agencies - 43.3% Federal Home Loan Bank -
   Bonds
   3.875% due 01/15/10 - AAA ...............................       900       879
   3.875% due 06/14/13 - AAA ...............................     1,750     1,656
   4.5% due 06/01/18 - AAA .................................       854       837
   Federal Home Loan Bank - Sr. Notes
   5.8% due 09/02/08 - AAA .................................       225       236
   Federal Home Loan Mortgage Corp. - Bonds
   4.0% due 09/01/18 - AAA .................................       215       207
   4.0% due 10/01/18 - AAA .................................       644       618
   4.5% due 08/01/18 - AAA .................................     1,334     1,308
   4.5% due 11/01/18 - AAA .................................       326       320
   4.5% due 04/01/19 - AAA .................................       260       254
   4.5% due 06/01/19 - AAA .................................       237       232
   4.5% due 05/01/24 - AAA .................................       238       229
   4.5% due 08/01/33 - AAA .................................       323       307
   4.5% due 10/01/33 - AAA .................................       184       175
   5.0% due 01/01/18 - AAA .................................       698       699
   5.0% due 02/01/18 - AAA .................................       845       846
   5.0% due 03/01/18 - AAA .................................       308       309
   5.0% due 06/01/23 - AAA .................................       235       233
   5.0% due 04/01/24 - AAA .................................       371       366
   5.0% due 06/01/33 - AAA .................................       459       450
   5.0% due 09/01/33 - AAA .................................       881       864
   5.0% due 10/01/33 - AAA .................................     1,328     1,303
   5.0% due 05/01/34 - AAA .................................    $  143   $   140
   5.0% due 05/01/34 - AAA .................................        92        91
   5.0% due 06/01/34 - AAA .................................       225       220
   5.0% due 07/01/34 - AAA .................................       471       461
   5.0% due 08/01/34 - AAA .................................       679       665
   5.5% due 06/01/16 - AAA .................................       174       177
   5.5% due 03/01/17 - AAA .................................       108       110
   5.5% due 06/01/17 - AAA .................................       161       164
   5.5% due 01/01/18 - AAA .................................       204       209
   5.5% due 01/01/18 - AAA .................................        96        98
   5.5% due 10/01/18 - AAA .................................       147       151
   5.5% due 02/01/23 - AAA .................................       434       438
   5.5% due 04/01/32 - AAA .................................       122       123
   5.5% due 01/01/33 - AAA .................................       638       642
   5.5% due 02/01/33 - AAA .................................       805       810
   5.5% due 04/01/33 - AAA .................................       820       824
   5.5% due 06/01/33 - AAA .................................       350       351
   5.5% due 12/01/33 - AAA .................................       248       250
   5.5% due 01/01/34 - AAA .................................       335       336
   5.5% due 02/01/34 - AAA .................................       417       418
   5.5% due 03/01/34 - AAA .................................       189       190
   5.5% due 05/01/34 - AAA .................................       217       218
   5.5% due 06/01/34 - AAA .................................       290       291
   5.5% due 09/01/34 - AAA .................................       238       239
   5.5% due 12/01/34 - AAA .................................       394       395
   5.5% due 01/01/35 - AAA .................................       249       250
   6.0% due 08/01/14 - AAA .................................        58        60
   6.0% due 10/01/14 - AAA .................................       116       119
   6.0% due 07/01/16 - AAA .................................        92        95
   6.0% due 11/01/16 - AAA .................................        53        55
   6.0% due 02/01/17 - AAA .................................       114       117
   6.0% due 02/01/17 - AAA .................................        99       102
   6.0% due 06/01/22 - AAA .................................       131       134
   6.0% due 05/01/29 - AAA .................................       146       150
   6.0% due 08/01/29 - AAA .................................        58        60
   6.0% due 07/01/31 - AAA .................................        78        80
   6.0% due 01/01/32 - AAA .................................        87        89
   6.0% due 02/01/32 - AAA .................................       266       273
   6.0% due 02/01/32 - AAA .................................       229       235
   6.0% due 11/01/32 - AAA .................................       491       502
   6.0% due 12/01/32 - AAA .................................       327       335
   6.0% due 02/01/33 - AAA .................................       198       203
   6.0% due 11/01/33 - AAA .................................       184       188
   6.0% due 01/01/34 - AAA .................................       120       123
   6.0% due 01/01/34 - AAA .................................       260       266
   6.0% due 10/01/34 - AAA .................................       136       139
   6.0% due 10/01/34 - AAA .................................       225       231
   6.5% due 11/01/15 - AAA .................................        10        11
   6.5% due 07/01/16 - AAA .................................        62        64
   6.5% due 11/01/16 - AAA .................................        92        96
   6.5% due 05/01/17 - AAA .................................        51        54
   6.5% due 01/01/21 - AAA .................................        27        28

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                    Name of Issuer                              Value     Value
                    --------------                             -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   6.5% due 06/01/21 - AAA .................................    $  126    $  132
   6.5% due 09/01/28 - AAA .................................        33        34
   6.5% due 06/01/29 - AAA .................................         6         6
   6.5% due 07/01/29 - AAA .................................         9        10
   6.5% due 07/01/29 - AAA .................................        91        94
   6.5% due 11/01/30 - AAA .................................        40        42
   6.5% due 03/01/31 - AAA .................................       140       146
   6.5% due 05/01/31 - AAA .................................       125       129
   6.5% due 05/01/31 - AAA .................................        34        35
   6.5% due 07/01/31 - AAA .................................        16        17
   6.5% due 11/01/31 - AAA .................................        82        85
   6.5% due 11/01/31 - AAA .................................        48        50
   6.5% due 12/01/31 - AAA .................................       277       288
   6.5% due 04/01/32 - AAA .................................        69        71
   6.5% due 05/01/32 - AAA .................................        28        29
   6.5% due 08/01/32 - AAA .................................       106       110
   6.5% due 08/01/32 - AAA .................................       126       131
   6.5% due 08/01/32 - AAA .................................        52        54
   6.5% due 08/01/32 - AAA .................................       119       124
   7.0% due 02/01/16 - AAA .................................        44        46
   7.0% due 04/01/29 - AAA .................................       117       123
   7.0% due 02/01/30 - AAA .................................        79        84
   7.0% due 04/01/31 - AAA .................................         7         8
   7.0% due 05/01/31 - AAA .................................        13        14
   7.0% due 05/01/31 - AAA .................................        22        23
   7.0% due 07/01/31 - AAA .................................        21        23
   7.0% due 08/01/31 - AAA .................................        52        55
   7.0% due 04/01/32 - AAA .................................       109       115
   7.1% due 04/10/07 - AAA .................................     2,500     2,650
   7.5% due 02/01/16 - AAA .................................        14        15
   7.5% due 09/01/30 - AAA .................................         9         9
   7.5% due 11/01/30 - AAA .................................        44        47
   7.5% due 03/01/32 - AAA .................................        83        89
   8.0% due 02/01/30 - AAA .................................        26        28
   8.0% due 09/01/30 - AAA .................................        14        15
   8.5% due 10/01/31 - AAA .................................        44        48
   Federal Home Loan Mortgage Corp. - Debs.
   5.75% due 04/15/08 - AAA ................................     2,500     2,610
   5.75% due 01/15/12 - AAA ................................       600       637
   6.0% due 06/15/11 - AAA .................................     1,000     1,073
   6.25% due 07/15/32 - AAA ................................        50        58
   Federal Home Loan Mortgage Corp. - Notes
   2.75% due 08/15/06 - AAA ................................     1,300     1,282
   4.0% due 05/01/09 - AAA .................................       125       123
   5.0% due 11/01/07 - AAA .................................        63        64
   5.0% due 10/01/09 - AAA .................................        92        93
   6.0% due 01/01/09 - AAA .................................        57        58
   6.625% due 09/15/09 - AAA ...............................       320       348
   Federal National Mortgage Assoc. - Bonds
   4.0% due 09/01/18 - AAA .................................       193       185
   4.0% due 12/01/18 - AAA .................................       283       271
   4.0% due 03/01/19 - AAA .................................    $  373    $  357
   4.0% due 04/01/19 - AAA .................................        96        92
   4.5% due 04/01/18 - AAA .................................       520       510
   4.5% due 05/01/18 - AAA .................................       875       857
   4.5% due 10/01/18 - AAA .................................       711       696
   4.5% due 12/01/18 - AAA .................................       717       702
   4.5% due 09/01/33 - AAA .................................       206       196
   4.5% due 10/01/33 - AAA .................................       503       478
   4.5% due 06/01/34 - AAA .................................       128       121
   5.0% due 12/01/17 - AAA .................................       382       383
   5.0% due 04/01/18 - AAA .................................       760       761
   5.0% due 06/01/18 - AAA .................................       351       351
   5.0% due 06/01/19 - AAA .................................       169       169
   5.0% due 07/01/19 - AAA .................................       904       904
   5.0% due 03/01/23 - AAA .................................       785       786
   5.0% due 08/01/23 - AAA .................................       518       512
   5.0% due 11/01/32 - AAA .................................       385       378
   5.0% due 06/01/33 - AAA .................................       356       349
   5.0% due 06/01/33 - AAA .................................       600       588
   5.0% due 08/01/33 - AAA .................................     1,108     1,086
   5.0% due 09/01/33 - AAA .................................       734       720
   5.0% due 09/01/33 - AAA .................................       920       902
   5.0% due 12/01/33 - AAA .................................       574       563
   5.0% due 05/01/34 - AAA .................................       369       361
   5.0% due 07/01/34 - AAA .................................       574       562
   5.0% due 11/01/34 - AAA .................................       398       389
   5.5% due 03/01/16 - AAA .................................        38        39
   5.5% due 04/01/16 - AAA .................................        26        26
   5.5% due 02/01/17 - AAA .................................       190       194
   5.5% due 04/01/17 - AAA .................................       120       123
   5.5% due 07/01/17 - AAA .................................       208       212
   5.5% due 09/01/17 - AAA .................................       162       165
   5.5% due 09/01/17 - AAA .................................       183       187
   5.5% due 05/01/19 - AAA .................................       141       143
   5.5% due 02/01/23 - AAA .................................       329       333
   5.5% due 01/01/32 - AAA .................................       552       555
   5.5% due 01/01/32 - AAA .................................        72        73
   5.5% due 12/01/32 - AAA .................................       389       390
   5.5% due 02/01/33 - AAA .................................       421       422
   5.5% due 03/01/33 - AAA .................................       336       337
   5.5% due 04/01/33 - AAA .................................       769       771
   5.5% due 04/01/33 - AAA .................................       646       648
   5.5% due 06/01/33 - AAA .................................       956       959
   5.5% due 08/01/33 - AAA .................................     1,451     1,456
   5.5% due 12/01/33 - AAA .................................       585       586
   5.5% due 12/01/33 - AAA .................................       194       194
   5.5% due 01/01/34 - AAA .................................       694       697
   5.5% due 05/01/34 - AAA .................................       263       264
   5.5% due 06/01/34 - AAA .................................       130       130
   5.5% due 06/01/34 - AAA .................................       357       358
   5.5% due 07/01/34 - AAA .................................       147       147
   5.5% due 08/01/34 - AAA .................................       271       272
   5.5% due 11/01/34 - AAA .................................       327       328

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par     Market
                    Name of Issuer                              Value     Value
                    --------------                             -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   5.5% due 01/01/35 - AAA .................................    $  447    $  448
   5.5% due 01/01/35 - AAA .................................       294       294
   6.0% due 05/01/14 - AAA .................................        24        25
   6.0% due 02/01/16 - AAA .................................        75        78
   6.0% due 07/01/17 - AAA .................................       310       321
   6.0% due 08/01/17 - AAA .................................       139       144
   6.0% due 01/01/29 - AAA .................................       121       124
   6.0% due 08/01/30 - AAA .................................       181       185
   6.0% due 07/01/31 - AAA .................................        74        77
   6.0% due 11/01/31 - AAA .................................       227       232
   6.0% due 01/01/32 - AAA .................................       258       264
   6.0% due 02/01/32 - AAA .................................        94        97
   6.0% due 03/01/32 - AAA .................................       161       164
   6.0% due 03/01/32 - AAA .................................       118       121
   6.0% due 04/01/32 - AAA .................................       170       174
   6.0% due 10/01/32 - AAA .................................       307       314
   6.0% due 12/01/32 - AAA .................................       156       159
   6.0% due 04/01/33 - AAA .................................       239       245
   6.0% due 05/01/33 - AAA .................................       474       485
   6.0% due 02/01/34 - AAA .................................       214       219
   6.0% due 04/01/34 - AAA .................................       174       178
   6.0% due 08/01/34 - AAA .................................       406       416
   6.0% due 09/01/34 - AAA .................................       362       370
   6.125% due 03/15/12 - AAA ...............................     1,000     1,082
   6.5% due 02/01/15 - AAA .................................        29        31
   6.5% due 07/01/16 - AAA .................................        40        41
   6.5% due 07/01/16 - AAA .................................       164       172
   6.5% due 07/01/17 - AAA .................................        69        72
   6.5% due 03/01/22 - AAA .................................       181       188
   6.5% due 11/01/29 - AAA .................................        57        59
   6.5% due 12/01/30 - AAA .................................        53        55
   6.5% due 01/01/31 - AAA .................................         5         5
   6.5% due 02/01/31 - AAA .................................        19        19
   6.5% due 02/01/31 - AAA .................................         5         5
   6.5% due 02/01/31 - AAA .................................        67        70
   6.5% due 07/01/31 - AAA .................................        47        49
   6.5% due 08/01/31 - AAA .................................        52        54
   6.5% due 12/01/31 - AAA .................................       102       106
   6.5% due 02/01/32 - AAA .................................       106       111
   6.5% due 04/01/32 - AAA .................................       216       225
   6.5% due 04/01/32 - AAA .................................        43        44
   6.5% due 04/01/32 - AAA .................................        75        78
   6.5% due 04/01/32 - AAA .................................        69        72
   6.5% due 05/01/32 - AAA .................................        35        37
   6.5% due 05/01/32 - AAA .................................       405       422
   6.5% due 07/01/32 - AAA .................................       169       176
   6.5% due 07/01/32 - AAA .................................       181       188
   6.5% due 01/01/34 - AAA .................................       181       188
   7.0% due 12/01/15 - AAA .................................        51        54
   7.0% due 03/01/16 - AAA .................................        19        20
   7.0% due 01/01/30 - AAA .................................        70        73
   7.0% due 02/01/31 - AAA .................................    $   68    $   72
   7.0% due 04/01/31 - AAA .................................        16        17
   7.0% due 05/01/31 - AAA .................................        67        70
   7.0% due 08/01/31 - AAA .................................       106       112
   7.0% due 12/01/31 - AAA .................................       149       158
   7.0% due 02/01/32 - AAA .................................        73        77
   7.0% due 05/01/32 - AAA .................................        44        46
   7.0% due 10/01/32 - AAA .................................        93        98
   7.125% due 01/15/30 - AAA ...............................       209       265
   7.125% due 06/15/10 # - AAA .............................     1,300     1,452
   7.25% due 05/15/30 - AAA ................................       150       193
   7.5% due 10/01/15 - AAA .................................        40        42
   7.5% due 09/01/30 - AAA .................................        44        48
   7.5% due 09/01/30 - AAA .................................        46        50
   7.5% due 11/01/30 - AAA .................................        11        12
   7.5% due 06/01/31 - AAA .................................        59        63
   7.5% due 06/01/31 - AAA .................................        33        36
   7.5% due 08/01/31 - AAA .................................        83        89
   8.0% due 08/01/30 - AAA .................................        21        22
   8.0% due 09/01/31 - AAA .................................       104       112
   8.5% due 09/01/30 - AAA .................................        21        23
   Federal National Mortgage Assoc. - Debs.
   6.25% due 05/15/29 - AAA ................................       415       476
   6.375% due 06/15/09 - AAA ...............................       800       859
   6.625% due 11/15/30 - AAA ...............................       130       156
   Federal National Mortgage Assoc. - Notes
   4.0% due 11/01/10 - AAA .................................       368       360
   5.0% due 01/15/07 - AAA .................................       400       407
   5.5% due 01/01/09 - AAA .................................        60        61
   6.0% due 10/01/12 - AAA .................................        82        85
   6.625% due 09/15/09 - AAA ...............................       750       815
   Government National Mortgage Assoc. - Bonds
   4.5% due 05/15/19 - AAA .................................        92        91
   4.5% due 08/15/33 - AAA .................................       166       160
   5.0% due 05/15/18 - AAA .................................       165       167
   5.0% due 08/15/33 - AAA .................................       376       372
   5.0% due 09/15/33 - AAA .................................       160       158
   5.0% due 10/15/33 - AAA .................................       163       161
   5.0% due 10/15/33 - AAA .................................       247       244
   5.0% due 06/15/34 - AAA .................................       281       277
   5.5% due 11/15/32 - AAA .................................       838       846
   5.5% due 03/15/33 - AAA .................................       333       336
   5.5% due 04/15/33 - AAA .................................       305       308
   5.5% due 09/15/33 - AAA .................................       314       317
   5.5% due 03/15/34 - AAA .................................       290       293
   5.5% due 06/15/34 - AAA .................................       152       154
   5.5% due 11/15/34 - AAA .................................       233       235
   6.0% due 04/15/17 - AAA .................................       110       114
   6.0% due 07/15/29 - AAA .................................       151       155
   6.0% due 05/15/31 - AAA .................................       145       150
   6.0% due 04/15/32 - AAA .................................       185       191
   6.0% due 11/15/32 - AAA .................................       329       338

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                              Par       Market
                    Name of Issuer                           Value       Value
                    --------------                          -------    --------
                                                            (000's)     (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   6.0% due 01/15/33 - AAA ..............................   $   168    $    173
   6.0% due 04/15/33 - AAA ..............................       129         132
   6.0% due 11/15/33 - AAA ..............................       223         229
   6.0% due 01/15/34 - AAA ..............................        92          95
   6.0% due 07/15/34 - AAA ..............................       149         153
   6.5% due 01/15/16 - AAA ..............................        34          35
   6.5% due 05/15/28 - AAA ..............................       155         163
   6.5% due 04/15/31 - AAA ..............................        61          64
   6.5% due 05/15/31 - AAA ..............................        76          79
   6.5% due 05/15/31 - AAA ..............................       160         168
   6.5% due 08/15/31 - AAA ..............................        26          28
   6.5% due 01/15/32 - AAA ..............................       132         138
   6.5% due 02/15/32 - AAA ..............................       147         154
   6.5% due 05/15/32 - AAA ..............................        97         101
   6.5% due 05/15/32 - AAA ..............................        41          43
   6.5% due 01/15/33 - AAA ..............................       176         184
   7.0% due 08/15/29 - AAA ..............................        64          68
   7.0% due 12/15/30 - AAA ..............................       143         152
   7.0% due 03/15/31 - AAA ..............................       148         157
   7.0% due 06/15/31 - AAA ..............................        21          22
   7.0% due 08/15/31 - AAA ..............................        50          53
   7.0% due 09/15/31 - AAA ..............................        88          93
   7.0% due 05/15/32 - AAA ..............................        57          60
   7.5% due 08/15/29 - AAA ..............................        78          84
   7.5% due 09/15/30 - AAA ..............................        41          44
   7.5% due 01/15/31 - AAA ..............................         9           9
   7.5% due 06/15/32 - AAA ..............................        73          79
   8.0% due 02/15/31 - AAA ..............................        54          59
   8.0% due 04/15/31 - AAA ..............................        30          32
   8.0% due 07/15/31 - AAA ..............................         1           1
   8.5% due 09/15/30 - AAA ..............................         7           8
   9.0% due 01/15/31 - AAA ..............................        10          11
                                                                       --------
                                                                         83,005

Whole Loan CMOs - 0.2%
   Bear Stearns Commercial Mortgage
      Securities, Inc. - Ser. 2004 Cl. A4
   4.715% due 02/11/41 - AAA ............................       500         488
Wireless Telecommunications Services - 0.2%
   AT&T Wireless, Inc. - Notes
   7.875% due 03/01/11 - A ..............................       300         341
                                                                       --------
                             TOTAL PUBLICLY-TRADED BONDS-
                                          (Cost $187,367)      98.1%    188,313

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 21.8%
   State Street Navigator Securities Lending
      Portfolio .........................................    41,915      41,915

SHORT-TERM INVESTMENTS - 0.6%
Investment in joint trading account
  2.898% due 04/01/05
  (Cost $1,088) .........................................   $ 1,088    $  1,088
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $230,340)     120.5%    231,316
                     Payables, less cash and receivables-     (20.5)%   (39,462)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $191,854
                                                            =======    ========

#    At March 31, 2005 all or portion of this security was out on loan.
(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $463 or 0.2% of net assets of the Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

     John Hancock Bond Index Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $1,060                   3.07%               $1

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $41,277                    $41,915

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
  $6,827           $9,253

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $241,659       $5,436        $(1,247)         $4,189

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                         -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.4%
   Boeing Co. ..............................................    35,200    $2,058
   Precision Castparts Corp. ...............................     3,200       246
                                                                          ------
                                                                           2,304

Air Freight & Couriers - 1.2%
   United Parcel Service, Inc. - Cl. B .....................    27,000     1,964

Auto Components - 0.2%
   Gentex Corp. # ..........................................     8,500       271

Banks - 1.8%
   Bank of America Corp. ...................................    30,100     1,327
   JP Morgan Chase & Co. ...................................    13,540       469
   Silicon Valley Bancshares * .............................     6,700       295
   Wachovia Corp. ..........................................    20,100     1,023
                                                                          ------
                                                                           3,114

Beverages - 1.6%
   Coca-Cola Co. ...........................................    16,200       675
   PepsiCo, Inc. ...........................................    38,500     2,042
                                                                          ------
                                                                           2,717

Biotechnology - 2.0%
   Amgen, Inc. * ...........................................    14,400       838
   Biogen IDEC, Inc. * .....................................    20,200       697
   Cephalon, Inc. # * ......................................     6,200       290
   Genetech, Inc. * ........................................    28,500     1,614
                                                                          ------
                                                                           3,439

Chemicals - 1.3%
   Monsanto Co. ............................................    24,100     1,554
   Praxair, Inc. ...........................................    13,300       637
                                                                          ------
                                                                           2,191

Commercial Services & Supplies - 2.5%
   Automatic Data Processing, Inc. .........................    28,800     1,295
   Cintas Corp. ............................................     8,700       360
   Herman Miller, Inc. .....................................    18,000       542
   Paychex, Inc. ...........................................    20,700       679
   Robert Half International, Inc. .........................    18,700       504
   Waste Management, Inc. ..................................    30,100       868
                                                                          ------
                                                                           4,248

Communications Equipment - 4.1%
   Cisco Systems, Inc. * ...................................   231,715     4,145
   Juniper Networks, Inc. * ................................    40,800       900
   Qualcomm, Inc. ..........................................    51,100     1,873
                                                                          ------
                                                                           6,918

Computers & Peripherals - 4.8%
   Dell, Inc. * ............................................    85,300     3,277
   EMC Corp. * .............................................   123,100     1,517
   International Business Machines Corp. ...................    36,400     3,326
                                                                          ------
                                                                           8,120

Credit Card - 0.2%
   MBNA Corp. ..............................................    17,300    $  425

Diversified Financials - 2.2%
   American Express Co. ....................................    47,300     2,430
   Goldman Sachs Group, Inc. ...............................     5,300       583
   Morgan Stanley, Dean Witter, Discover & Co. .............    14,200       813
                                                                          ------
                                                                           3,826

Diversified Telecommunication Services - 1.9%
   SBC Communications, Inc. ................................    65,800     1,559
   Verizon Communications ..................................    48,100     1,707
                                                                          ------
                                                                           3,266

Electrical Equipment - 0.1%
   American Power Conversion ...............................     7,000       183

Electronic Equipment & Instruments - 0.9%
   Amphenol Corp. - Cl. A * ................................    10,600       393
   Molex, Inc. .............................................    15,500       409
   Thermo Electron Corp. * .................................    13,500       341
   Waters Corp. * ..........................................    13,100       469
                                                                          ------
                                                                           1,612

Energy Equipment & Services - 3.5%
   Baker Hughes, Inc. ......................................    26,300     1,170
   BJ Services Co. .........................................    17,300       898
   Nabors Industries, Ltd. * ...............................    22,400     1,325
   Schlumberger, Ltd. ......................................    36,100     2,544
                                                                          ------
                                                                           5,937

Food & Drug Retailing - 2.1%
   CVS Corp. ...............................................     7,200       379
   Sysco Corp. .............................................    19,600       701
   Walgreen Co. ............................................    54,500     2,421
                                                                          ------
                                                                           3,501

Food Products - 2.3%
   ConAgra, Inc. ...........................................    19,300       522
   General Mills, Inc. .....................................    10,600       521
   Hershey Foods Corp. .....................................    12,900       780
   J.M. Smucker Co. ........................................    17,400       875
   Kellogg Co. .............................................    13,900       601
   WM Wrigley Jr. Co. ......................................     8,300       544
                                                                          ------
                                                                           3,843

Health Care Equipment & Supplies - 3.2%
   Alcon, Inc. .............................................     6,300       562
   Baxter International, Inc. ..............................    29,300       996
   Beckman Coulter, Inc. ...................................     7,600       505
   Medtronic, Inc. .........................................    51,580     2,628
   St. Jude Medical, Inc. * ................................    22,300       803
                                                                          ------
                                                                           5,494

Health Care Providers & Services - 2.6%
   Caremark Rx, Inc. * .....................................    14,600       581

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                         -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Providers & Services - Continued
   Quest Diagnostics, Inc. .................................     6,600   $   694
   UnitedHealth Group, Inc. ................................    33,880     3,231
                                                                         -------
                                                                           4,506

Hotels Restaurants & Leisure - 0.3%
   McDonald's Corp. ........................................    16,400       511

Household Products - 3.5%
   Clorox Co. ..............................................    13,800       869
   Colgate-Palmolive Co. ...................................    22,400     1,169
   Procter & Gamble Co. ....................................    72,300     3,832
                                                                         -------
                                                                           5,870

Industrial Conglomerates - 5.8%
   3M Co. ..................................................    26,200     2,245
   General Electric Co. ....................................   162,200     5,849
   Honeywell International, Inc. ...........................    14,000       521
   Tyco International, Ltd. ................................    34,800     1,176
                                                                         -------
                                                                           9,791

Insurance - 2.5%
   Ambac Financial Group, Inc. .............................     6,600       493
   American International Group, Inc. ......................    66,700     3,696
                                                                         -------
                                                                           4,189

Internet & Catalog Retail - 1.5%
   Amazon.com, Inc. * ......................................    38,910     1,334
   eBay, Inc. * ............................................    33,500     1,248
                                                                         -------
                                                                           2,582

Internet Software & Services - 1.2%
   Google, Inc. - Cl. A * ..................................     3,300       596
   McAfee, Inc. * ..........................................    15,300       345
   Yahoo, Inc. * ...........................................    32,200     1,091
                                                                         -------
                                                                           2,032

IT Consulting & Services - 0.5%
   Affiliated Computer Services, Inc. - Cl. A * ............    15,100       804

Machinery - 0.5%
   Danaher Corp. ...........................................    16,200       865

Media - 3.0%
   Comcast Corp. - Cl. A * .................................    18,800       635
   EchoStar Communications Corp. - Cl. A ...................     5,025       147
   News Corp. - Cl. A * ....................................    21,420       362
   Omnicom Group, Inc. .....................................    14,500     1,284
   The Walt Disney Co. .....................................    44,200     1,270
   Time Warner, Inc. * .....................................    45,951       807
   XM Satellite Radio Holdings, Inc. - Cl. A # * ...........    18,100       570
                                                                         -------
                                                                           5,075

Multiline Retail - 5.1%
   J.C. Penney Co., Inc. ...................................    22,100     1,147
   Kohl's Corp. * ..........................................    21,200     1,095
   Target Corp. ............................................    37,400   $ 1,871
   Wal-Mart Stores, Inc. ...................................    89,600     4,490
                                                                         -------
                                                                           8,603

Personal Products - 2.7%
   Avon Products, Inc. .....................................    18,960       814
   Estee Lauder Cos., Inc. - Cl. A .........................    10,400       468
   Gillette Co. ............................................    66,800     3,372
                                                                         -------
                                                                           4,654

Pharmaceuticals - 12.7%
   Abbott Laboratories .....................................    60,500     2,820
   Allergan, Inc. ..........................................     6,100       424
   Eli Lilly & Co. .........................................    12,225       637
   Johnson & Johnson .......................................    79,800     5,359
   Merck & Co., Inc. .......................................    31,600     1,023
   Pfizer, Inc. ............................................   238,824     6,274
   Schering-Plough Corp. ...................................   125,200     2,272
   Wyeth ...................................................    67,300     2,839
                                                                         -------
                                                                          21,648

Semiconductor Equipment & Products - 8.7%
   Altera Corp. * ..........................................    42,300       837
   Analog Devices, Inc. ....................................    38,300     1,384
   Applied Materials, Inc. * ...............................    78,995     1,284
   Intel Corp. .............................................   247,300     5,745
   KLA-Tencor Corp. * ......................................    20,445       941
   Linear Technology Corp. .................................    22,900       877
   Texas Instruments, Inc. .................................   117,075     2,984
   Xilinx, Inc. ............................................    29,100       850
                                                                         -------
                                                                          14,902

Software - 7.5%
   BEA Systems, Inc. * .....................................   115,100       918
   Cadence Design Systems, Inc. * ..........................    43,500       650
   Intuit, Inc. * ..........................................    12,000       525
   Microsoft Corp. .........................................   336,110     8,124
   National Instruments Corp. ..............................    20,600       557
   Oracle Corp. * ..........................................   162,000     2,022
                                                                         -------
                                                                          12,796

Specialty Retail - 2.3%
   Gap, Inc. ...............................................    15,000       328
   Home Depot, Inc. ........................................    53,600     2,050
   Lowe's Cos., Inc. .......................................    11,900       679
   Staples, Inc. ...........................................    27,500       864
                                                                         -------
                                                                           3,921

Textiles & Apparel - 0.5%
   Nike, Inc. - Cl. B ......................................     9,800       816

U.S. Government Agencies - 0.2%
   Federal Home Loan Mortgage Corp. ........................     5,100       322

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                         Market
                        Name of Issuer                         Shares     Value
                        --------------                         ------   --------
                                                                         (000's)
COMMON STOCK - Continued

Wireless Telecommunications Services - 0.4%
   Nextel Communications, Inc. - Cl. A * ...................   27,200   $    773
                                                                        --------
                                         TOTAL COMMON STOCK-
                                             (Cost $152,050)     98.8%   168,033

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 0.5%
   State Street Navigator Securities Lending Portfolio ..    $  948         948

Short-Term Investments - 1.3%
   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $2,147) .....................................     2,147       2,147
                                                             ------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $155,145)     100.6%    171,128
                     Payables, less cash and receivables-      (0.6)%    (1,013)
                                                             ------    --------
                                              NET ASSETS-     100.0%   $170,115
                                                             ======    ========

*    Non-income producing security.
#    At March 31, 2005 all or portion of this security was out on loan.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Earnings Growth Fund, (formerly Multi Cap Growth), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended March 31, 2005, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $932                       $948

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005 the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $14,125           $20,087

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $160,386       $27,387       $(3,388)         $23,999

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 1.8%
   B.F. Goodrich Co. .......................................     8,650   $   331
   Boeing Co. ..............................................    61,837     3,615
   General Dynamics Corp. ..................................    14,892     1,594
   Lockheed Martin Corp. ...................................    29,832     1,821
   Northrop Grumman Corp. ..................................    26,800     1,447
   Raytheon Co. ............................................    33,659     1,303
   Rockwell Collins, Inc. ..................................    12,866       612
   United Technologies Corp. ...............................    38,085     3,872
                                                                         -------
                                                                          14,595

Air Freight & Couriers - 1.0%
   Fedex Corp. .............................................    22,314     2,096
   Ryder System, Inc. ......................................     4,688       196
   United Parcel Service, Inc. - Cl. B .....................    83,200     6,052
                                                                         -------
                                                                           8,344

Airlines - 0.1%
   Delta Air Lines, Inc. * .................................     6,679        27
   Southwest Airlines Co. ..................................    57,558       820
                                                                         -------
                                                                             847

Auto Components - 0.2%
   Cooper Tire & Rubber Co. ................................     5,206        95
   Dana Corp. ..............................................    10,930       140
   Delphi Automotive Systems Corp. .........................    40,883       183
   Goodyear Tire & Rubber Co. * ............................    13,231       177
   Johnson Controls, Inc. ..................................    13,850       772
   Visteon Corp. ...........................................     9,756        56
                                                                         -------
                                                                           1,423

Automobiles - 0.5%
   Ford Motor Co. ..........................................   134,897     1,528
   General Motors Corp. ....................................    41,998     1,234
   Harley-Davidson, Inc. ...................................    21,740     1,256
   Navistar International Corp., Inc. - Cl. B * ............     5,086       185
                                                                         -------
                                                                           4,203

Banks - 6.4%
   AmSouth Bancorp. ........................................    25,739       668
   Bank of America Corp. ...................................   302,790    13,353
   Bank of New York Co., Inc. ..............................    57,870     1,681
   BB&T Corp. ..............................................    40,737     1,592
   Comerica, Inc. ..........................................    12,460       686
   Compass Bancshares, Inc. ................................     8,800       400
   Fifth Third Bancorp .....................................    38,691     1,663
   First Horizon National Corp. ............................     9,000       367
   Golden West Financial Corp. .............................    22,220     1,344
   Huntington Bancshares, Inc. .............................    16,696       399
   JP Morgan Chase & Co. ...................................   264,172     9,140
   KeyCorp .................................................    29,617       961
   M & T Bank Corp. ........................................     7,300       745
   Marshall & Ilsley Corp. .................................    16,200       676
   Mellon Financial Corp. ..................................    30,894       882
   National City Corp. .....................................    44,174     1,480
   North Fork Bancorporation, Inc. .........................    34,950   $   970
   Northern Trust Corp. ....................................    16,024       696
   PNC Bank Corp. ..........................................    21,020     1,082
   Regions Financial Corp. .................................    34,508     1,118
   Sovereign Bancorp, Inc. .................................    27,900       618
   Suntrust Banks, Inc. ....................................    25,225     1,818
   Synovus Financial Corp. .................................    22,572       629
   US Bancorp ..............................................   137,290     3,957
   Wachovia Corp. ..........................................   117,852     6,000
   Zions Bancorp ...........................................     6,534       451
                                                                         -------
                                                                          53,376

Beverages - 2.2%
   Anheuser-Busch Cos., Inc. ...............................    58,305     2,763
   Brown-Forman Corp. - Cl. B ..............................     6,700       367
   Coca-Cola Co. ...........................................   168,417     7,018
   Coca-Cola Enterprises, Inc. .............................    26,248       538
   Molson Coors Brewing Co. - Cl. B ........................     6,454       498
   Pepsi Bottling Group, Inc. ..............................    14,718       410
   PepsiCo, Inc. ...........................................   124,791     6,618
                                                                         -------
                                                                          18,212

Biotechnology - 1.1%
   Amgen, Inc. * ...........................................    93,198     5,425
   Biogen IDEC, Inc. * .....................................    24,783       855
   Chiron Corp. * ..........................................    10,976       385
   Genzyme Corp. * .........................................    18,600     1,065
   Gilead Sciences, Inc. * .................................    32,200     1,153
   MedImmune, Inc. * .......................................    18,109       431
                                                                         -------
                                                                           9,314

Building Products - 0.1%
   Masco Corp. .............................................    33,269     1,153

Chemicals - 1.7%
   Air Products & Chemicals, Inc. ..........................    16,932     1,072
   Dow Chemical Co. ........................................    70,848     3,532
   E.I. du Pont de Nemours & Co. ...........................    74,099     3,797
   Eastman Chemical Co. ....................................     5,712       337
   Ecolab, Inc. ............................................    18,772       620
   Engelhard Corp. .........................................     8,490       255
   Great Lakes Chemical Corp. ..............................     3,873       124
   Hercules, Inc. * ........................................     6,957       101
   International Flavors & Fragrances, Inc. ................     6,839       270
   Monsanto Co. ............................................    19,836     1,279
   PPG Industries, Inc. ....................................    12,845       919
   Praxair, Inc. ...........................................    23,614     1,130
   Rohm & Haas Co. .........................................    14,447       693
   Sigma-Aldrich Corp. .....................................     5,010       307
                                                                         -------
                                                                          14,436

Commercial Services & Supplies - 1.7%
   Allied Waste Industries, Inc. * .........................    21,697       159
   Apollo Group, Inc. - Cl. A * ............................    12,300       911
   Automatic Data Processing, Inc. .........................    44,208     1,987

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued
Commercial Services & Supplies - Continued
   Avery Dennison Corp. ....................................     8,060   $   499
   Cendant Corp. ...........................................    78,307     1,608
   Cintas Corp. ............................................    12,446       514
   Convergys Corp. * .......................................    10,749       160
   Equifax, Inc. ...........................................     9,908       304
   First Data Corp. ........................................    60,125     2,364
   Fiserv, Inc. * ..........................................    14,181       564
   H & R Block, Inc. .......................................    11,966       605
   Monster Worldwide, Inc. * ...............................     8,655       243
   Paychex, Inc. ...........................................    27,493       902
   Pitney Bowes, Inc. ......................................    16,859       761
   R.R. Donnelley & Sons Co. ...............................    15,971       505
   Robert Half International, Inc. .........................    12,555       339
   Sabre Group Holdings, Inc. ..............................     9,967       218
   Waste Management, Inc. ..................................    42,867     1,237
                                                                         -------
                                                                          13,880

Communications Equipment - 2.5%
   ADC Telecommunications, Inc. * ..........................    58,737       117
   Andrew Corp. * ..........................................    10,368       122
   Avaya, Inc. * ...........................................    35,715       417
   Ciena Corp. * ...........................................    44,876        77
   Cisco Systems, Inc. * ...................................   482,261     8,628
   Comverse Technology, Inc. * .............................    14,270       360
   Corning, Inc. * .........................................   104,753     1,166
   JDS Uniphase Corp. * ....................................   104,891       175
   L-3 Communications Holdings, Inc. .......................     8,700       618
   Lucent Technologies, Inc. * .............................   329,378       906
   Motorola, Inc. ..........................................   182,289     2,729
   Qualcomm, Inc. ..........................................   122,302     4,482
   Scientific-Atlanta, Inc. ................................    11,137       314
   Tellabs, Inc. * .........................................    34,295       250
                                                                         -------
                                                                          20,361

Computers & Peripherals - 3.7%
   Apple Computer, Inc. * ..................................    60,716     2,530
   Dell, Inc. * ............................................   182,783     7,022
   EMC Corp. * .............................................   177,322     2,185
   Gateway, Inc. * .........................................    27,170       109
   Hewlett-Packard Co. .....................................   215,250     4,723
   International Business Machines Corp. ...................   121,827    11,133
   Lexmark International Group, Inc. - Cl. A * .............     9,387       751
   NCR Corp. * .............................................    13,680       462
   Network Appliance, Inc. * ...............................    27,173       752
   NVIDIA Corp. * ..........................................    11,803       280
   Sun Microsystems, Inc. * ................................   251,126     1,014
                                                                         -------
                                                                          30,961

Construction & Engineering - 0.1%
   American Standard Cos., Inc. * ..........................    13,400       623
   Fluor Corp. .............................................     6,315       350
                                                                         -------
                                                                             973

Construction Materials - 0.1%
   United States Steel Corp. ...............................     8,229   $   419
   Vulcan Materials Co. ....................................     7,447       423
                                                                         -------
                                                                             842

Containers & Packaging - 0.2%
   Ball Corp. ..............................................     8,160       339
   Bemis Co., Inc. .........................................     7,554       235
   Pactiv Corp. * ..........................................    10,931       255
   Sealed Air Corp. * ......................................     6,118       318
   Temple-Inland, Inc. .....................................     4,072       295
                                                                         -------
                                                                           1,442

Credit Card - 0.3%
   MBNA Corp. ..............................................    94,471     2,319

Diversified Financials - 7.3%
   American Express Co. ....................................    87,224     4,481
   Bear Stearns Cos., Inc. .................................     8,369       836
   Capital One Financial Corp. .............................    18,403     1,376
   Charles Schwab Corp. ....................................    85,291       896
   CIT Group, Inc. .........................................    15,200       578
   Citigroup, Inc. .........................................   390,127    17,532
   Countrywide Credit Industries, Inc. .....................    43,288     1,405
   E*Trade Group, Inc. * ...................................    27,200       326
   Federated Investments, Inc. - Cl. B .....................     7,900       224
   Franklin Resources, Inc. ................................    14,685     1,008
   Goldman Sachs Group, Inc. ...............................    33,300     3,663
   Hartford Financial Services Group, Inc. .................    21,945     1,504
   Janus Capgroup, Inc. ....................................    17,419       243
   Lehman Brothers Holdings, Inc. ..........................    20,558     1,936
   Merrill Lynch & Co., Inc. ...............................    69,207     3,917
   Moody's Corp. ...........................................    10,729       868
   Morgan Stanley, Dean Witter, Discover & Co. .............    82,718     4,736
   Principal Financial Group ...............................    22,900       881
   Providian Financial Corp. * .............................    21,315       366
   SLM Corp. ...............................................    31,911     1,590
   State Street Corp. ......................................    24,817     1,085
   T. Rowe Price Group, Inc. ...............................     9,279       551
   Washington Mutual, Inc. .................................    65,853     2,601
   Wells Fargo & Co. .......................................   126,013     7,536
                                                                         -------
                                                                          60,139

Diversified Telecommunication Services - 2.7%
   Alltel Corp. ............................................    22,755     1,248
   AT&T Corp. ..............................................    59,485     1,115
   BellSouth Corp. .........................................   136,126     3,579
   CenturyTel, Inc. ........................................     9,805       322
   Citizens Communications Co. .............................    24,915       322
   Qwest Communications International, Inc. * ..............   132,184       489
   SBC Communications, Inc. ................................   245,595     5,818
   Sprint Corp. ............................................   109,820     2,499

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
   Verizon Communications ...................................  205,880   $ 7,309
                                                                         -------
                                                                          22,701

Electric Utilities - 2.6%
   AES Corp. * ..............................................   47,092       771
   Allegheny Energy, Inc. * .................................    9,981       206
   Ameren Corp. .............................................   14,100       691
   American Electric Power Co. ..............................   28,829       982
   Calpine Corp. * ..........................................   38,834       109
   CenterPoint Energy, Inc. .................................   22,357       269
   Cinergy Corp. ............................................   14,231       577
   CMS Energy Corp. * .......................................   14,492       189
   Consolidated Edison, Inc. ................................   17,608       743
   Constellation Energy Group, Inc. .........................   12,738       659
   Dominion Resources, Inc. .................................   25,331     1,885
   DTE Energy Co. ...........................................   12,640       575
   Edison International .....................................   23,738       824
   Entergy Corp. ............................................   16,738     1,183
   Exelon Corp. .............................................   49,432     2,268
   Firstenergy Corp. ........................................   25,381     1,065
   FPL Group, Inc. ..........................................   29,112     1,169
   PG & E Corp. * ...........................................   27,363       933
   Pinnacle West Capital Corp. ..............................    6,623       281
   PPL Corp. ................................................   13,712       740
   Progress Energy, Inc. ....................................   17,972       754
   Public Services Enterprise Group, Inc. ...................   18,402     1,001
   Southern Co. .............................................   55,220     1,758
   Teco Energy, Inc. ........................................   15,397       241
   TXU Corp. ................................................   17,786     1,416
   Xcel Energy, Inc. ........................................   29,149       501
                                                                         -------
                                                                          21,790

Electric/Gas - 0.2%
   Duke Energy Co. ..........................................   69,711     1,953

Electrical Equipment - 0.4%
   American Power Conversion ................................   13,984       365
   Cooper Industries, Ltd. - Cl. A ..........................    6,936       496
   Emerson Electric Co. .....................................   31,723     2,060
   Rockwell International Corp. .............................   13,466       763
                                                                         -------
                                                                           3,684

Electronic Equipment & Instruments - 0.5%
   Agilent Technologies, Inc. * .............................   35,338       784
   Broadcom Corp. - Cl. A * .................................   23,403       700
   Jabil Circuit, Inc. * ....................................   14,678       419
   Molex, Inc. ..............................................   13,834       365
   PerkinElmer, Inc. ........................................   11,078       228
   Sanmina Corp. * ..........................................   37,965       198
   Solectron Corp. * ........................................   69,970       243
   Symbol Technologies, Inc. ................................   17,429       253
   Tektronix, Inc. ..........................................    6,636       163
   Thermo Electron Corp. * ..................................   11,864       300
   Waters Corp. * ...........................................    8,600   $   308
                                                                         -------
                                                                           3,961

Energy Equipment & Services - 1.0%
   Baker Hughes, Inc. .......................................   25,188     1,121
   BJ Services Co. ..........................................   11,800       612
   Nabors Industries, Ltd. * ................................   10,814       639
   National-Oilwell, Inc. * .................................   12,200       570
   Noble Corp. * ............................................    9,795       550
   Rowan Cos., Inc. * .......................................    7,437       223
   Schlumberger, Ltd. .......................................   43,834     3,089
   Transocean Sedco Forex, Inc. * ...........................   24,598     1,266
                                                                         -------
                                                                           8,070

Finance - 0.2%
   Dow Jones & Co., Inc. ....................................    5,726       214
   Marsh & McLennan Cos., Inc. ..............................   39,302     1,195
                                                                         -------
                                                                           1,409

Food & Drug Retailing - 1.1%
   Albertson's, Inc. ........................................   26,766       553
   CVS Corp. ................................................   29,772     1,567
   Safeway, Inc. * ..........................................   32,535       603
   SuperValu, Inc. ..........................................    9,893       330
   Sysco Corp. ..............................................   47,178     1,689
   The Kroger Co. * .........................................   53,779       862
   Walgreen Co. .............................................   75,880     3,370
                                                                         -------
                                                                           8,974

Food Products - 1.2%
   Archer Daniels Midland Co. ...............................   47,344     1,164
   Campbell Soup Co. ........................................   24,194       702
   ConAgra, Inc. ............................................   38,281     1,034
   General Mills, Inc. ......................................   26,929     1,324
   H.J. Heinz Co. ...........................................   27,007       995
   Hershey Foods Corp. ......................................   16,298       985
   Kellogg Co. ..............................................   26,090     1,129
   McCormick & Co., Inc. ....................................   10,000       344
   Sara Lee Corp. ...........................................   58,261     1,291
   WM Wrigley Jr. Co. .......................................   14,529       953
                                                                         -------
                                                                           9,921

Gas Utilities - 0.4%
   El Paso Corp. ............................................   46,628       493
   KeySpan Corp. ............................................   11,700       456
   Kinder Morgan, Inc. ......................................    8,966       679
   Nicor, Inc. ..............................................    2,666        99
   Peoples Energy Corp. .....................................    2,751       115
   Sempra Energy ............................................   17,704       705
   Williams Cos., Inc. ......................................   42,348       797
                                                                         -------
                                                                           3,344

Health Care Equipment & Supplies - 2.1%
   Applera Corporation - Applied Biosystems Group ...........   14,707       290

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Equipment & Supplies - Continued
   Bausch & Lomb, Inc. .....................................     4,478   $   328
   Baxter International, Inc. ..............................    46,062     1,565
   Becton, Dickinson & Co. .................................    18,775     1,097
   Biomet, Inc. ............................................    18,515       672
   Boston Scientific Corp. * ...............................    56,468     1,654
   C.R. Bard, Inc. .........................................     7,648       521
   Fisher Scientific International, Inc. * .................     8,400       478
   Guidant Corp. ...........................................    23,946     1,770
   Hospira, Inc. * .........................................    11,334       366
   IMS Health, Inc. ........................................    16,987       414
   Medtronic, Inc. .........................................    89,858     4,578
   Millipore Corp. * .......................................     3,568       155
   St. Jude Medical, Inc. * ................................    26,800       965
   Stryker Corp. ...........................................    29,170     1,301
   Zimmer Holdings, Inc. * .................................    18,315     1,425
                                                                         -------
                                                                          17,579

Health Care Providers & Services - 2.0%
   Aetna US Healthcare, Inc. ...............................    22,014     1,650
   Amerisource Bergen Corp. ................................     8,355       479
   Cardinal Health, Inc. ...................................    32,279     1,801
   Caremark Rx, Inc. * .....................................    34,050     1,354
   CIGNA Corp. .............................................     9,818       877
   Express Scripts, Inc. - Cl. A * .........................     5,600       488
   HCA-The Healthcare Corp. ................................    30,632     1,641
   Health Management Assoc., Inc. - Cl. A ..................    17,756       465
   Humana, Inc. * ..........................................    11,647       372
   Laboratory Corporation of America Holdings * ............    10,100       487
   Manor Care, Inc. ........................................     6,265       228
   McKesson HBOC, Inc. .....................................    22,847       862
   Quest Diagnostics, Inc. .................................     7,400       778
   Tenet Healthcare Corp. * ................................    33,958       392
   UnitedHealth Group, Inc. ................................    48,022     4,580
                                                                         -------
                                                                          16,454

Hotels Restaurants & Leisure - 1.5%
   Carnival Corp. ..........................................    39,150     2,028
   Darden Restaurants, Inc. ................................    10,658       327
   Harrah's Entertainment, Inc. ............................     8,170       528
   Hilton Hotels Corp. .....................................    28,036       627
   International Game Technology ...........................    25,132       670
   Marriott International, Inc. - Cl. A ....................    14,955     1,000
   McDonald's Corp. ........................................    94,581     2,945
   Starbucks Corp. * .......................................    29,753     1,537
   Starwood Hotels & Resorts Worldwide, Inc. ...............    15,789       948
   Wendy's International, Inc. .............................     8,265       323
   Yum Brands, Inc. ........................................    21,628     1,120
                                                                         -------
                                                                          12,053

Household Durables - 0.5%
   Black & Decker Corp. ....................................     5,800       458
   Centex Corp. ............................................     9,372       537
   Fortune Brands, Inc. ....................................    10,522       849
   KB Home .................................................     3,364   $   395
   Leggett & Platt, Inc. ...................................    13,985       404
   Maytag Corp. ............................................     6,111        85
   Newell Rubbermaid, Inc. .................................    20,004       439
   Pulte Homes, Inc. .......................................     9,272       683
   Snap-On, Inc. ...........................................     4,184       133
   Stanley Works ...........................................     5,924       268
   Whirlpool Corp. .........................................     4,697       318
                                                                         -------
                                                                           4,569

Household Products - 1.8%
   Clorox Co. ..............................................    11,944       753
   Colgate-Palmolive Co. ...................................    38,916     2,030
   Kimberly-Clark Corp. ....................................    36,074     2,371
   Procter & Gamble Co. ....................................   188,568     9,994
                                                                         -------
                                                                          15,148

Industrial Conglomerates - 5.1%
   3M Co. ..................................................    57,446     4,923
   General Electric Co. ....................................   790,700    28,513
   Honeywell International, Inc. ...........................    63,239     2,353
   Reynolds American, Inc. .................................     8,700       701
   Textron, Inc. ...........................................    10,105       754
   Tyco International, Ltd. ................................   149,647     5,058
                                                                         -------
                                                                          42,302

Insurance - 4.1%
   Ace, Ltd. ...............................................    20,700       854
   AFLAC, Inc. .............................................    36,865     1,374
   Allstate Corp. ..........................................    50,654     2,738
   Ambac Financial Group, Inc. .............................     7,854       587
   American International Group, Inc. ......................   194,626    10,784
   Aon Corp. ...............................................    22,981       525
   Chubb Corp. .............................................    14,655     1,162
   Cincinnati Financial Corp. ..............................    12,250       534
   Jefferson-Pilot Corp. ...................................     9,896       485
   Lincoln National Corp. ..................................    12,773       577
   Loews Corp. .............................................    11,887       874
   MBIA, Inc. ..............................................    10,416       545
   Metlife, Inc. ...........................................    54,490     2,131
   MGIC Investment Corp. ...................................     7,156       441
   Progressive Corp. .......................................    14,905     1,368
   Prudential Financial, Inc. ..............................    39,000     2,239
   Safeco Corp. ............................................     9,186       447
   St. Paul Cos., Inc. .....................................    49,794     1,829
   Torchmark, Inc. .........................................     7,982       417
   UnumProvident Corp. .....................................    21,571       367
   Wellpoint, Inc. * .......................................    22,684     2,843
   XL Capital, Ltd. - Cl. A ................................    10,094       730
                                                                         -------
                                                                          33,851

Internet & Catalog Retail - 0.4%
   eBay, Inc. * ............................................    90,000     3,353

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)

COMMON STOCK - Continued

Internet Software & Services - 0.4%
   Yahoo, Inc. * ...........................................    99,044   $ 3,358

IT Consulting & Services - 0.3%
   Affiliated Computer Services, Inc. - Cl. A * ............     9,300       495
   Computer Sciences Corp. * ...............................    13,745       630
   Electronic Data Systems Corp. ...........................    38,481       795
   SunGard Data Systems, Inc. * ............................    21,000       725
   Unisys Corp. * ..........................................    24,361       172
                                                                         -------
                                                                           2,817

Leisure Equipment & Products - 0.2%
   Brunswick Corp. .........................................     6,927       325
   Eastman Kodak Co. .......................................    20,822       678
   Hasbro, Inc. ............................................    12,876       263
   Mattel, Inc. ............................................    30,127       643
                                                                         -------
                                                                           1,909

Machinery - 1.4%
   Caterpillar, Inc. .......................................    25,499     2,332
   Cummings Engine Co., Inc. ...............................     3,260       229
   Danaher Corp. ...........................................    20,414     1,090
   Deere & Co. .............................................    18,108     1,216
   Dover Corp. .............................................    14,796       559
   Eaton Corp. .............................................    11,932       780
   Illinois Tool Works, Inc. ...............................    20,442     1,830
   Ingersoll-Rand Co. - Cl. A ..............................    12,849     1,024
   ITT Industries, Inc. ....................................     6,728       607
   Paccar, Inc. ............................................    13,399       970
   Pall Corp. ..............................................     9,079       246
   Parker-Hannifin Corp. ...................................     8,720       531
                                                                         -------
                                                                          11,414

Media - 3.9%
   Clear Channel Communications, Inc. ......................    39,154     1,350
   Comcast Corp. - Cl. A * .................................   164,467     5,556
   Gannett Co., Inc. .......................................    18,985     1,501
   Interpublic Group Cos., Inc. * ..........................    30,746       377
   Knight-Ridder, Inc. .....................................     5,606       377
   McGraw-Hill Cos., Inc. ..................................    14,184     1,237
   Meredith Corp. ..........................................     3,672       172
   New York Times Co. - Cl. A ..............................    10,732       393
   News Corp. - Cl. A * ....................................   215,200     3,641
   Omnicom Group, Inc. .....................................    13,869     1,228
   The Walt Disney Co. .....................................   152,140     4,371
   Time Warner, Inc. * .....................................   341,594     5,995
   Tribune Co. .............................................    23,199       925
   Univision Communications, Inc. - Cl. A * ................    23,503       651
   Viacom, Inc. - Cl. B ....................................   126,769     4,415
                                                                         -------
                                                                          32,189

Metals & Mining - 0.7%
   Alcoa, Inc. .............................................    64,749     1,968
   Allegheny Technologies, Inc. ............................     7,467       180
   Freeport-McMoran Copper & Gold, Inc. - Cl. B ............    12,909   $   511
   Newmont Mining Corp. ....................................    32,985     1,394
   Nucor Corp. .............................................    11,526       663
   Phelps Dodge Corp. ......................................     7,210       734
                                                                         -------
                                                                           5,450

Multi-Utilities - 0.1%
   Dynegy, Inc. - Cl.A * ...................................    29,874       117
   NiSource, Inc. ..........................................    21,666       494
                                                                         -------
                                                                             611

Multiline Retail - 2.9%
   Big Lots, Inc. * ........................................     6,765        81
   Costco Wholesale Corp. ..................................    35,154     1,553
   Dillard's, Inc. - Cl. A .................................     6,124       165
   Dollar General Corp. ....................................    23,927       524
   Family Dollar Stores, Inc. ..............................    12,250       372
   Federated Department Stores, Inc. .......................    12,487       795
   J.C. Penney Co., Inc. ...................................    20,983     1,089
   Kohl's Corp. * ..........................................    24,884     1,285
   May Department Stores Co. ...............................    21,185       784
   Nordstrom, Inc. .........................................    10,195       564
   Sears Holdings Corp. * ..................................     7,786     1,037
   Target Corp. ............................................    66,608     3,332
   Wal-Mart Stores, Inc. ...................................   253,098    12,683
                                                                         -------
                                                                          24,264

Office Electronics - 0.1%
   Xerox Corp. * ...........................................    71,210     1,079

Oil & Gas - 7.4%
   Amerada Hess Corp. ......................................     6,656       640
   Anadarko Petroleum Corp. ................................    18,337     1,395
   Apache Corp. ............................................    24,290     1,487
   Ashland, Inc. ...........................................     5,201       351
   Burlington Resources, Inc. ..............................    29,236     1,464
   ChevronTexaco  Corp. ....................................   156,478     9,124
   Conoco Phillips .........................................    51,748     5,581
   Devon Energy Corp. ......................................    36,376     1,737
   EOG Resources, Inc. .....................................    17,738       865
   Exxon Mobil Corp. .......................................   476,345    28,390
   Halliburton Co. .........................................    38,324     1,658
   Kerr-McGee Corp. ........................................    12,015       941
   Marathon Oil Corp. ......................................    25,749     1,208
   Occidental Petroleum Corp. ..............................    29,547     2,103
   Sunoco, Inc. ............................................     5,222       541
   Unocal Corp. ............................................    20,154     1,243
   Valero Energy Corp. .....................................    19,100     1,400
   XTO Energy, Inc. ........................................    25,866       849
                                                                         -------
                                                                          60,977

Paper & Forest Products - 0.5%
   Georgia-Pacific Corp. ...................................    18,755       666
   International Paper Co. .................................    36,469     1,342

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)

COMMON STOCK - Continued

Paper & Forest Products - Continued
   Louisiana-Pacific Corp. .................................     7,452   $   187
   MeadWestvaco Corp. ......................................    14,733       469
   Plum Creek Timber Co., Inc. .............................    13,300       475
   Weyerhaeuser Co. ........................................    18,035     1,235
                                                                         -------
                                                                           4,374

Personal Products - 0.7%
   Alberto-Culver Co. - Cl. B ..............................     6,273       300
   Avon Products, Inc. .....................................    35,090     1,507
   Gillette Co. ............................................    73,734     3,722
                                                                         -------
                                                                           5,529

Pharmaceuticals - 7.0%
   Abbott Laboratories .....................................   115,842     5,401
   Allergan, Inc. ..........................................     9,591       666
   Bristol-Myers Squibb Co. ................................   145,226     3,698
   Eli Lilly & Co. .........................................    84,235     4,389
   Forest Laboratories, Inc. * .............................    26,912       994
   Johnson & Johnson .......................................   222,061    14,914
   King Pharmaceuticals, Inc. * ............................    16,622       138
   Medco Health Solutions, Inc. * ..........................    20,505     1,016
   Merck & Co., Inc. .......................................   164,135     5,313
   Mylan Laboratories, Inc. ................................    19,600       347
   Pfizer, Inc. ............................................   557,185    14,637
   Schering-Plough Corp. ...................................   109,628     1,990
   Watson Pharmaceuticals, Inc. * ..........................     7,954       244
   Wyeth ...................................................    99,312     4,189
                                                                         -------
                                                                          57,936

Real Estate Investment Trust - 0.5%
   Apartment Investment & Management Co. ...................     6,900       257
   Archstone Communities Trust .............................    14,900       508
   Equity Office Properties Trust ..........................    29,290       882
   Equity Residential Properties Trust .....................    20,386       657
   Prologis Trust ..........................................    13,200       490
   Simon Property Group, Inc. ..............................    16,100       975
                                                                         -------
                                                                           3,769

Road & Rail - 0.6%
   Burlington Northern Santa Fe Corp. ......................    28,170     1,519
   CSX Corp. ...............................................    15,610       650
   Norfolk Southern Corp. ..................................    29,759     1,103
   Union Pacific Corp. .....................................    19,361     1,349
                                                                         -------
                                                                           4,621

Semiconductor Equipment & Products - 2.9%
   Advanced Micro Devices, Inc. * ..........................    29,300       472
   Altera Corp. * ..........................................    27,062       535
   Analog Devices, Inc. ....................................    27,523       995
   Applied Materials, Inc. * ...............................   124,654     2,026
   Applied Micro Circuits Corp. * ..........................    19,737        65
   Freescale Semiconductor, Inc. - Cl. B * .................    28,890       498
   Intel Corp. .............................................   465,440    10,812
   KLA-Tencor Corp. * ......................................    14,270       657
   Linear Technology Corp. .................................    22,346   $   856
   LSI Logic Corp. * .......................................    28,626       160
   Maxim Integrated Products, Inc. .........................    24,277       992
   Micron Technology, Inc. * ...............................    44,567       461
   National Semiconductor Corp. * ..........................    26,104       538
   Novellus Systems, Inc. ..................................    10,207       273
   PMC-Sierra, Inc. * ......................................    12,439       109
   QLogic Corp. * ..........................................     6,734       273
   Teradyne, Inc. * ........................................    14,154       207
   Texas Instruments, Inc. .................................   127,925     3,261
   Xilinx, Inc. ............................................    25,284       739
                                                                         -------
                                                                          23,929

Software - 3.7%
   Adobe Systems, Inc. .....................................    18,048     1,212
   Autodesk, Inc. ..........................................    17,012       506
   BMC Software, Inc. * ....................................    16,054       241
   Citrix Systems, Inc. * ..................................    12,269       292
   Computer Associates International, Inc. .................    39,563     1,072
   Compuware Corp. * .......................................    27,435       198
   Electronic Arts, Inc. * .................................    22,900     1,186
   Intuit, Inc. * ..........................................    13,903       608
   Mercury Interactive Corp. * .............................     6,304       299
   Microsoft Corp. .........................................   755,369    18,257
   Novell, Inc. * ..........................................    28,124       168
   Oracle Corp. * ..........................................   333,964     4,168
   Parametric Technology Corp. * ...........................    20,384       114
   Siebel Systems, Inc. * ..................................    36,759       336
   Symantec Corp. * ........................................    51,900     1,107
   Veritas Software Corp. * ................................    31,363       728
                                                                         -------
                                                                          30,492

Specialty Retail - 2.3%
   AutoNation, Inc. * ......................................    19,400       367
   AutoZone, Inc. * ........................................     5,363       460
   Bed Bath & Beyond, Inc. * ...............................    21,920       801
   Best Buy Co., Inc. ......................................    22,207     1,199
   Circuit City Stores, Inc. ...............................    14,503       233
   Gap, Inc. ...............................................    54,725     1,195
   Home Depot, Inc. ........................................   163,244     6,243
   Limited, Inc. ...........................................    30,095       731
   Lowe's Cos., Inc. .......................................    57,419     3,278
   Office Depot, Inc. * ....................................    22,848       507
   OfficeMax, Inc ..........................................     6,962       233
   RadioShack Corp. ........................................    11,670       286
   Sherwin-Williams Co. ....................................    10,328       454
   Staples, Inc. ...........................................    36,261     1,140
   Tiffany & Co. ...........................................    10,612       366
   TJX Cos., Inc. ..........................................    36,516       899
   Toys "R" Us, Inc. * .....................................    15,587       402
                                                                         -------
                                                                          18,794

Textiles & Apparel - 0.4%
   Coach, Inc. * ...........................................    14,200       804

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                           ------   -------
                                                                         (000's)

COMMON STOCK - Continued

Textiles & Apparel - Continued
   Jones Apparel Group, Inc. ................................    9,100   $   305
   Liz Claiborne, Inc. ......................................    7,852       315
   Nike, Inc. - Cl. B .......................................   17,094     1,424
   Reebok International, Ltd. ...............................    4,285       190
   V.F. Corp. ...............................................    8,063       477
                                                                         -------
                                                                           3,515
Tobacco - 1.3%
   Altria Group, Inc. .......................................  153,799    10,057
   UST, Inc. ................................................   12,037       622
                                                                         -------
                                                                          10,679
Trading Companies & Distributors - 0.1%
   Genuine Parts Co. ........................................   12,700       552
   W.W. Grainger, Inc. ......................................    6,638       414
                                                                         -------
                                                                             966
U.S. Government Agencies - 0.9%
   Federal Home Loan Mortgage Corp. .........................   51,107     3,230
   Federal National Mortgage Assoc ..........................   71,955     3,918
                                                                         -------
                                                                           7,148
Wireless Telecommunications Services - 0.3%
   Nextel Communications, Inc. - Cl. A * ....................   83,713     2,379
                                                                         -------
                                         TOTAL COMMON STOCK-
                                              (Cost $807,467)     97.4%  806,135

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)

SHORT-TERM INVESTMENTS

   Investment in joint trading account - 2.5%
   2.898% due 04/01/05 ..................................   $21,021      21,021
   U.S. Treasury - Bills - 0.2%
   1.625% due 06/09/05 ..................................     1,625       1,618
                                                                       --------
                            TOTAL SHORT-TERM INVESTMENTS-
                                           (Cost $22,639)       2.7%     22,639
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $830,106)     100.1%    828,774
                     Payables, less cash and receivables-      (0.1)%    (1,095)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $827,679
                                                            =======    ========

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Equity Index Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit with Bank of New York. This agreement enables the Fund to participate in an unsecured line of credit, which permits borrowing up to $10 million. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended March 31, 2005, the Fund had no bank borrowings.

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, open financial futures contracts for the Fund were as follows:

                           Open                                    Unrealized
                        Contracts   Position   Expiration Month   Depreciation
                        ---------   --------   ----------------   ------------
S&P 500 Index Futures       79        Long          June 05          $(603)


     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $31,922           $20,808

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Depreciation
----------   ------------   ------------   --------------
 $853,388       $84,486       $(96,973)       $(12,487)

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
FINANCIAL INDUSTRIES FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK

Banks - 30.1%
   Bank of America Corp. ....................................   59,806   $ 2,637
   Bank of New York Co., Inc. ...............................   60,500     1,758
   City National Corp. ......................................    6,500       454
   Fifth Third Bancorp ......................................   38,842     1,669
   Golden West Financial Corp. ..............................   12,200       738
   JP Morgan Chase & Co. ....................................   56,860     1,967
   M & T Bank Corp. .........................................   10,900     1,112
   Mellon Financial Corp. ...................................   44,000     1,256
   National City Corp. ......................................    7,000       235
   North Fork Bancorporation, Inc. ..........................    7,500       208
   PNC Bank Corp. ...........................................   20,844     1,073
   Synovus Financial Corp. ..................................    5,000       139
   US Bancorp ...............................................   27,000       778
   Wachovia Corp. ...........................................   31,182     1,588
   Wintrust Financial Corp. .................................    2,000        94
   Zions Bancorp ............................................   10,500       725
                                                                         -------
                                                                          16,431
Commercial Services & Supplies - 0.6%
   Fiserv, Inc. * ...........................................    7,500       299

Credit Card - 2.2%
   MBNA Corp. ...............................................   48,975     1,202

Diversified Financials - 35.2%
   American Express Co. .....................................   35,000     1,798
   Ameritrade Holding Corp. * ...............................   10,000       102
   Assured Guaranty, Ltd. ...................................   22,330       401
   Bear Stearns Cos., Inc. ..................................    7,400       739
   CIT Group, Inc. ..........................................   11,000       418
   Citigroup, Inc. ..........................................   57,000     2,562
   Countrywide Credit Industries, Inc. ......................   20,000       649
   Doral Financial Corp. ....................................    9,000       197
   Franklin Resources, Inc. .................................    3,500       240
   Goldman Sachs Group, Inc. ................................   19,000     2,090
   Hartford Financial Services Group, Inc. ..................   11,000       754
   Legg Mason, Inc. .........................................    6,550       512
   Lehman Brothers Holdings, Inc. ...........................   15,000     1,412
   Merrill Lynch & Co., Inc. ................................   29,700     1,681
   Morgan Stanley, Dean Witter, Discover & Co. ..............   16,600       950
   National Financial Partners Corp. ........................    4,560       182
   SLM Corp. ................................................    5,000       249
   State Street Corp. .......................................   50,000     2,186
   Wells Fargo & Co. ........................................   35,000     2,093
                                                                         -------
                                                                          19,215
Finance - 1.6%
   Marsh & McLennan Cos., Inc. ..............................   12,000       365
   Wright Express Corp. * ...................................   29,800       510
                                                                         -------
                                                                             875
Insurance - 24.0%
   Ace, Ltd. ................................................   10,000       413
   AFLAC, Inc. ..............................................    8,400       313
   Allstate Corp. ...........................................   15,000   $   811
   Ambac Financial Group, Inc. ..............................    8,650       647
   American International Group, Inc. .......................   20,000     1,108
   Arch Capital Group, Ltd. * ...............................   23,200       929
   Assurant, Inc. ...........................................    4,300       145
   Axis Capital Holdings, Ltd. ..............................   20,085       543
   Berkshire Hathaway, Inc. - Cl. B * .......................      800     2,285
   Conseco, Inc. * ..........................................   32,200       657
   Genworth Financial, Inc. - Cl. A .........................   24,683       679
   Metlife, Inc. ............................................   11,000       430
   PartnerRe, Ltd. ..........................................   14,000       904
   Prudential Financial, Inc. ...............................   12,000       689
   Radian Group, Inc. .......................................   14,750       704
   Renaissancere Holdings, Ltd. .............................   12,850       600
   Scottish Annuity & Life ..................................   18,500       417
   Torchmark, Inc. ..........................................   12,900       673
   Transatlantic Holdings, Inc. .............................    2,500       166
                                                                         -------
                                                                          13,113
Real Estate Investment Trust - 0.5%
   Host Marriott Corp. ......................................   16,000       265

U.S. Government Agencies - 4.0%
   Federal Home Loan Mortgage Corp. .........................   28,000     1,770
   Federal National Mortgage Assoc. .........................    8,050       438
                                                                         -------
                                                                           2,208
                                                                         -------
                                          TOTAL COMMON STOCK-
                                               (Cost $50,104)     98.2%   53,608

                                                                 Par
                                                                Value
                                                               -------
                                                               (000's)
SHORT-TERM INVESTMENTS - 1.2%

   Investment in joint trading account
   2.898% due 04/01/05
   (Cost $637) .............................................    $  637       637
                                                                ------   -------
                                          TOTAL INVESTMENTS-
                                              (Cost $50,741)      99.4%   54,245
                        Cash and Receivables, less payables-       0.6%      322
                                                                ------   -------
                                                 NET ASSETS-     100.0%  $54,567
                                                                ======   =======

* Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Financial Industries Fund (the "Fund" or "VST Financial Industries") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended March 31, 2005, the Fund had no bank borrowings.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
  $1,188           $3,762

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $53,905       $9,268        $(1,800)         $7,468

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.1%
   General Dynamics Corp. ..................................    17,200   $ 1,841
   Lockheed Martin Corp. ...................................     6,300       385
   Precision Castparts Corp. ...............................     5,700       439
   United Technologies Corp. ...............................    18,200     1,850
                                                                         -------
                                                                           4,515

Air Freight & Couriers - 0.4%
   CNF Transportation, Inc. * ..............................    18,300       856

Airlines - 0.3%
   Continental Airlines, Inc. - Cl. B # * ..................    43,900       529

Auto Components - 1.4%
   Johnson Controls, Inc. ..................................    13,800       770
   Lear Corp. ..............................................    37,900     1,681
   TRW Automotive Holdings Corp. # * .......................    22,500       437
                                                                         -------
                                                                           2,888

Banks - 12.5%
   Bank of America Corp. ...................................   209,772     9,251
   City National Corp. .....................................    10,800       754
   Comerica, Inc. ..........................................    23,200     1,278
   Golden West Financial Corp. .............................    57,100     3,454
   Hibernia Corp. - Cl. A ..................................   108,800     3,483
   Northern Trust Corp. ....................................    29,300     1,273
   UBS AG ..................................................    29,800     2,515
   UnionBanCal Corp. .......................................    62,900     3,853
   Zions Bancorp ...........................................     9,600       662
                                                                         -------
                                                                          26,523

Beverages - 0.8%
   Constellation Brands, Inc. - Cl. A * ....................    31,300     1,655

Chemicals - 2.7%
   Dow Chemical Co. ........................................    36,300     1,810
   E.I. du Pont de Nemours & Co. ...........................    42,200     2,162
   Rohm & Haas Co. .........................................    35,300     1,694
                                                                         -------
                                                                           5,666

Commercial Services & Supplies - 1.1%
   Cendant Corp. ...........................................    21,700       446
   First Data Corp. ........................................    28,200     1,109
   The Bisys Group, Inc. * .................................    43,900       688
                                                                         -------
                                                                           2,243

Communications Equipment - 0.7%
   Corning, Inc. * .........................................    36,300       404
   Motorola, Inc. ..........................................    49,200       736
   Scientific-Atlanta, Inc. ................................     9,000       254
                                                                         -------
                                                                           1,394

Computers & Peripherals - 1.8%
   Hewlett-Packard Co. .....................................   107,500     2,358
   International Business Machines Corp. ...................    16,200     1,480
                                                                         -------
                                                                           3,838

Containers & Packaging - 0.2%
   Sealed Air Corp. * ......................................     6,900   $   358

Diversified Financials - 10.4%
   Capital One Financial Corp. .............................    21,600     1,615
   Citigroup, Inc. .........................................   223,266    10,034
   Countrywide Credit Industries, Inc. .....................    41,098     1,334
   Franklin Resources, Inc. ................................    21,900     1,503
   Goldman Sachs Group, Inc. ...............................    23,200     2,552
   Merrill Lynch & Co., Inc. ...............................    66,100     3,741
   State Street Corp. ......................................    33,100     1,447
                                                                         -------
                                                                          22,226

Diversified Telecommunication Services - 3.9%
   AT&T Corp. ..............................................    59,900     1,123
   Citizens Communications Co. # ...........................   161,600     2,091
   Deutsche Telekom AG - ADR # * ...........................   117,100     2,337
   Verizon Communications ..................................    79,700     2,830
                                                                         -------
                                                                           8,381

Electric Utilities - 5.4%
   Constellation Energy Group, Inc. ........................    13,000       672
   Entergy Corp. ...........................................    27,000     1,908
   Exelon Corp. ............................................    78,224     3,590
   PG & E Corp. * ..........................................    64,300     2,192
   TXU Corp. ...............................................    40,700     3,241
                                                                         -------
                                                                          11,603

Electric/Gas - 0.7%
   MDU Resources Group, Inc. ...............................    56,200     1,552

Electronic Equipment & Instruments - 0.3%
   Tektronix, Inc. .........................................    22,300       547

Gas Utilities - 0.6%
   Williams Cos., Inc. .....................................    71,500     1,345

Health Care Providers & Services - 1.5%
   HCA-The Healthcare Corp. ................................    28,800     1,543
   McKesson HBOC, Inc. .....................................    43,200     1,631
                                                                         -------
                                                                           3,174

Hotels Restaurants & Leisure - 1.3%
   Brinker International, Inc. .............................    10,800       391
   McDonald's Corp. ........................................    74,400     2,317
                                                                         -------
                                                                           2,708

Household Durables - 0.8%
   Lennar Corp. ............................................    29,300     1,661

Industrial Conglomerates - 4.8%
   General Electric Co. ....................................   140,200     5,055
   Tyco International, Ltd. ................................   155,700     5,263
                                                                         -------
                                                                          10,318

Insurance - 5.0%
   Ambac Financial Group, Inc. .............................     5,600       419
   American International Group, Inc. ......................    20,765     1,151

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
                       --------------                         -------   --------
                                                                         (000's)
COMMON STOCK - Continued

Insurance - Continued
   MBIA, Inc. .............................................    59,550   $  3,113
   Prudential Financial, Inc. .............................    35,200      2,021
   St. Paul Cos., Inc. ....................................    52,200      1,917
   UnumProvident Corp. # ..................................    46,500        791
   Wellpoint, Inc. * ......................................     9,400      1,178
                                                                        --------
                                                                          10,590

Machinery - 1.9%
   Deere & Co. ............................................    10,500        705
   Graco, Inc. ............................................    50,200      2,026
   Ingersoll-Rand Co. - Cl. A .............................    17,200      1,370
                                                                        --------
                                                                           4,101

Media - 5.0%
   Comcast Corp. - Cl. A * ................................     9,463        320
   Comcast Corp. - Cl. A * ................................    54,900      1,833
   E.W. Scripps Co. - Cl. A # .............................    17,500        853
   Liberty Media Corp. - Ser. A ...........................    95,100        986
   McGraw-Hill Cos., Inc. .................................     8,100        707
   Sirius Satellite Radio, Inc. # .........................   157,100        883
   Time Warner, Inc. * ....................................   149,500      2,624
   Viacom, Inc. - Cl. B ...................................    68,700      2,393
                                                                        --------
                                                                          10,599

Metals & Mining - 0.7%
   Alcoa, Inc. ............................................    50,500      1,535

Multiline Retail - 0.6%
   Costco Wholesale Corp. .................................    29,100      1,286

Office Electronics - 0.3%
   Xerox Corp. # * ........................................    39,900        604

Oil & Gas - 14.2%
   Conoco Phillips ........................................    43,185      4,657
   Exxon Mobil Corp. ......................................   163,700      9,757
   Halliburton Co. ........................................    66,600      2,881
   Noble Energy, Inc. # ...................................     6,100        415
   Occidental Petroleum Corp. .............................    56,700      4,035
   Petro-Canada # .........................................    71,800      4,154
   Premcor, Inc. ..........................................    40,600      2,423
   Pride International, Inc. # * ..........................    52,100      1,294
   Western Gas Resources, Inc. # ..........................    15,900        548
                                                                        --------
                                                                          30,164

Paper & Forest Products - 1.3%
   Bowater, Inc. # ........................................    43,000      1,620
   Weyerhaeuser Co. .......................................    16,800      1,151
                                                                        --------
                                                                           2,771

Personal Products - 1.8%
   Alberto-Culver Co. - Cl. B .............................    17,100        819
   Gillette Co. ...........................................    61,000      3,079
                                                                        --------
                                                                           3,898

Pharmaceuticals - 2.4%
   Abbott Laboratories ....................................    37,900      1,767
   King Pharmaceuticals, Inc. * ...........................    54,200   $    450
   Schering-Plough Corp. ..................................   119,200      2,163
   Watson Pharmaceuticals, Inc. * .........................    24,200        744
                                                                        --------
                                                                           5,124

Real Estate Investment Trust - 2.6%
   General Growth Properties ..............................    86,840      2,961
   Kimco Realty Corp. .....................................    49,450      2,666
                                                                        --------
                                                                           5,627

Road & Rail - 0.7%
   Canadian National Railway Co. ..........................    23,750      1,504
   Norfolk Southern Corp. .................................     1,500         55
                                                                        --------
                                                                           1,559

Semiconductor Equipment & Products - 0.5%
   Fairchild Semiconductor Corp. - Cl. A * ................    69,200      1,061

Software - 1.4%
   Electronic Arts, Inc. * ................................    18,100        937
   Microsoft Corp. ........................................    83,200      2,011
                                                                        --------
                                                                           2,948

Specialty Retail - 1.8%
   Abercrombie & Fitch Co. ................................    13,200        756
   Foot Locker, Inc. ......................................    17,100        501
   Michaels Stores, Inc. ..................................    72,900      2,646
                                                                        --------
                                                                           3,903

Tobacco - 2.5%
   Altria Group, Inc. .....................................    82,900      5,421

U.S. Government Agencies - 1.0%
   Federal Home Loan Mortgage Corp. .......................    35,000      2,212

Wireless Telecommunications Services - 0.9%
   Nextel Communications, Inc. - Cl. A * ..................    69,500      1,975
                                                                        --------
                                        TOTAL COMMON STOCK-
                                            (Cost $179,722)      98.3%   209,358

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 4.1%
   State Street Navigator Securities Lending Portfolio ....    $8,779      8,779

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                              Par       Market
              Name of Issuer                                 Value       Value
              --------------                                -------    --------
                                                            (000's)     (000's)
SHORT-TERM INVESTMENTS

Investment in joint trading account - 1.6%
   2.898% due 04/01/05
   (Cost $3,374) ........................................   $3,374     $  3,374
                                                            ------     --------
                                       TOTAL INVESTMENTS-
                                          (Cost $191,875)    104.0%     221,511
                     Payables, less cash and receivables-     (4.0)%     (8,515)
                                                            ------     --------
                                              NET ASSETS-    100.0%    $212,996
                                                            ======     ========

* Non-income producing security.
# At March 31, 2005 all or portion of this security was out on loan. ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Fundamental Value Fund (the "Fund" or "VST Fundamental Value") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cashbalances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended March 31, 2005, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $8,595                    $8,779

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, open financial futures contracts for the Fund were as follows:

                               Open                                     Unrealized
                             Contracts   Position   Expiration Month   Depreciation
                             ---------   --------   ----------------   ------------
S&P Mini 500 Index Futures       54        Long         June 05            $(33)
                                                                           ====

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $21,480         $23,235

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $188,006      $34,557        $(1,014)        $33,543

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                         --------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS

Australia - 0.2%
   Government of Australia (FG)
      5.75% due 06/15/11 - AAA .........................AUD   $    250   $   194

Canada - 0.9%
   Government of Canada (FG)
      5.5% due 06/01/10 - AAA ..........................CAD        650       577
      7.25% due 06/01/07 - AAA ............................        250       224
   Government of Canada - Bonds (FG)
      7.0% due 12/01/06 - AAA .............................        125       110
   Province of British Columbia - Debs. (FG)
      6.35% due 06/18/31 - AA .............................        125       121
                                                                         -------
                                                                           1,032

Denmark - 1.1%
   NY Kredit (FB)
      5.0% due 10/01/35 - NA ...........................DKK      6,553     1,151
   RealKredit Danmark - Notes (JP)
      5.0% due 10/01/35 - AAA .............................        471        83
                                                                         -------
                                                                           1,234

Finland - 2.6%
   Republic of Finland - Bonds (FB)
      5.75% due 02/23/11 - AAA .........................EUR      2,030     2,989

France - 13.9%
   Government of France (FG)
      3.4% due 07/25/29 - AAA ..........................EUR        328       560
      5.0% due 10/25/11 - AAA .............................      4,550     6,500
   Government of France - Bonds (FG)
      5.25% due 04/25/08 - AAA ............................      6,580     9,153
                                                                         -------
                                                                          16,213

Germany - 16.5%
   Bayer Hypo Vereins - Bonds (JP)
      6.0% due 02/14/14 - BBB+ .........................EUR        400       583
   Federal Republic of Germany - Bonds (FG)
      5.25% due 01/04/08 - AAA ............................        125       173
   Federal Republic of Germany (FG)
      4.5% due 07/04/09 - AAA .............................      2,880     3,964
      5.25% due 01/04/11 - AAA ............................      5,000     7,194
      6.0% due 07/04/07 - AAA .............................        720     1,002
      6.25% due 01/04/30 - AAA ............................      3,425     5,920
   Kredit Fuer Wiederaufbau (JP)
      5.0% due 07/04/11 - AAA .............................        250       356
                                                                         -------
                                                                          19,192

Greece - 0.4%
   Hellenic Republic - Bonds (FG)
      8.8% due 06/19/07 - A ............................EUR        293       431
Ireland - 0.4%
   Wal-Mart Stores (JD)
      5.25% due 09/28/35 - NA ..........................GBP        250       472

Italy - 0.7%
   Telecom Italia SpA (J1)
      6.25% due 02/01/12 - BBB+ ........................EUR   $    580   $   853
Japan - 13.9%
   Government of Japan (FG)
      0.5% due 06/20/13 - AA- ..........................JPY    130,000     1,157
      1.8% due 03/22/10 - AA- .............................    180,000     1,784
   Government of Japan - Bonds (FG)
      0.9% due 12/22/08 - AA- .............................    365,000     3,476
      1.1% due 03/21/11 - AA- .............................    360,000     3,438
   Government of Japan - Ser. 264 (FG)
      1.5% due 09/20/14 - NA ..............................    660,000     6,286
                                                                         -------
                                                                          16,141

Luxembourg - 1.8%
   KFW International Finance, Inc. (FB)
      1.75% due 03/23/10 - AAA .........................EUR    215,000     2,127
Netherlands - 2.9%
   Government of Netherlands (FG)
      5.5% due 01/15/28 - AAA ..........................EUR      2,190     3,428
New Zealand - 0.3%
   Government of New Zealand - Bonds (FG)
      8.0% due 11/15/06 - AAA ..........................NZD        500       365
Spain - 3.9%
   Government of Spain - Bonds (FG)
      4.75% due 07/30/14 - AAA .........................EUR        600       850
      6.15% due 01/31/13 - AAA ............................      2,420     3,716
                                                                         -------
                                                                           4,566

Supra National - 12.5%
   Arena Brands Co. (JG)
      6.1% due 11/15/62 - NA ...........................EUR        500       739
   Bank of America (JP)
      3.625% due 03/03/08 - NA .........................EUR        250       331
      4.75% due 05/06/19 - NA * ...........................        400       545
   Bank of Ireland (JP)
      6.45% due 02/10/10 - A ...........................EUR      1,000     1,475
   Bayerische Landesbank Girozen (JP)
      1.4% due 04/22/13 - AAA ..........................JPY     60,000       571
   BNP Paribas (JP)
      5.25% due 01/23/14 - AA- .........................EUR        125       174
   Daimler Chrysler International Finance Co. (FB)
      6.125% due 03/21/06 - BBB ........................EUR        450       603
   Deutsche Telekom International Finance (FB)
      7.5% due 05/29/07 - A- ...........................EUR        125       178
   Deutsche Telekom International Finance BV (FB)
      8.125% due 05/29/12 - A- .........................EUR        180       295

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                         --------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Supra National - Continued
   E On International Finance (FB)
      5.75% due 05/29/09 - AA- .........................EUR   $    590   $   840
   Edison Spa (J3)
      5.125% due 12/10/10 - BBB+ .......................EUR        210       292
   Essent NV (EU)
      4.5% due 06/25/13 - A ............................EUR        770     1,039
   Federal National Mortgage Assoc. - Bonds (FD)
      2.125% due 10/09/07 - AAA ........................JPY    100,000       977
   Ford Credit Canada, Ltd. (AL)
      4.875% due 05/17/07 - BBB- .......................EUR        230       299
   France Telecom (J1)
      8.25% due 03/14/08 - A- ..........................EUR        250       359
      9.0% due 03/14/11 - A- ..............................        405       853
   General Electric Capital Corp. (FB)
      6.625% due 02/04/10 - NA .........................NZD        250       175
   General Motors (BV)
      7.25% due 07/03/13 - BBB- ........................EUR        500       580
   GIE Psa Tresorerie - Bonds (BV)
      5.875% due 09/27/11 - A- .........................EUR        250       366
   HSBC Capital Funding (FB)
      8.03% due 12/29/49 - A- ..........................EUR        350       573
   International-American Development Bank -
      Bonds (JP)
      1.9% due 07/08/09 - AAA ..........................JPY    100,000       994
   Kingdom of Spain - Notes (FG)
      3.1% due 09/20/06 - AAA ..........................JPY    120,000     1,168
   PLD International Finance LLC (FB)
      4.375% due 04/13/11 - NA .........................EUR        350       469
   RWE Finance BV (FB)
      6.125% due 10/26/12 - A+ .........................EUR        125       188
   Sogerim SA (J1)
      7.25% due 04/20/11 - BBB+ ........................EUR        125       191
   Veolia Environment (J6)
      4.875% due 05/28/13 - BBB ........................EUR        210       289
                                                                         -------
                                                                          14,563

Sweden - 4.4%
   Kingdom of Sweden (FG)
      5.0% due 01/28/09 - AAA ..........................SEK     14,200     2,156
      5.25% due 03/15/11 - AAA ............................     14,350     2,240
   Spintab - Bonds (JP)
      6.0% due 04/20/09 - NA ..............................      5,000       781
                                                                         -------
                                                                           5,177

United Kingdom - 8.5%
   Anglian Water plc (BO)
       5.375% due 07/02/09 - A- ........................EUR        400       561
   Anglian Water Services Finance plc (FB)
      4.625% due 10/07/13 - A- .........................EUR        250       340
   Cadbury Schweppes (JH)
      4.25% due 06/30/09 - NA * ........................EUR        675       907
   Imperial Tobacco Finance plc (FB)
      6.375% due 09/27/06 - BBB ........................EUR        410       559

   National Grid Group Finance (FB)
      5.25% due 08/23/06 - A- ..........................EUR   $    410   $   551
      6.125% due 08/23/11 - A- ............................        250       368
   Royal Bank of Scotland (JP)
      4.875% due 03/26/09 - AA- ........................EUR        125       172
   Sumitomo Mitsui Banking (JP)
      4.375% due 10/27/14 - NA * .......................EUR        250       333
   U.K. Treasury (FG)
      4.25% due 06/07/32 - AAA .........................GBP        500       897
      5.75% due 12/07/09 - AAA ............................         25        49
      7.25% due 12/07/07 - AAA ............................        660     1,327
   U.K. Treasury - Bonds (FG)
      6.0% due 12/07/28 - AAA ..........................GBP         60       136
      8.5% due 12/07/05 - AAA .............................        150       291
   UK Treasury Stock (FG)
      5.0% due 09/07/14 - AAA ..........................GBP      1,750     3,383
                                                                         -------
                                                                           9,874

United States - 15.1%
   Bank Americorp - Sr. Notes (JP)
      4.875% due 09/15/12 - AA- ........................USD        400       399
   Clear Channel Communications, Inc. (JA)
     7.65% due 09/15/10 - BBB- ............................        125       137
   Dominion Resources, Inc. - Sr. Notes Ser. B (EU)
    4.125% due 02/15/08 - BBB+ ............................        250       247
   Federal National Mortgage Assoc. - Bonds (FD)
     0.99% due 02/01/35 - AAA .............................        138       140
   Federal National Mortgage Assoc. - Notes (FD)
      6.0% due 05/15/08 - AAA .............................        900       946
   Metlife, Inc. - Debs. (JR)
      3.911% due 05/15/05 - A .............................        190       190
   News America, Inc. - Sr. Notes (JA)
      6.75% due 01/09/38 - BBB- ...........................        125       137
   NiSource Finance Corp. - Sr. Notes (FB)
      6.15% due 03/01/13 - BBB ............................         80        85
   Pulte Homes, Inc. - Sr. Notes (BJ)
      6.25% due 02/15/13 - BBB- ...........................        100       103
      8.125% due 03/01/11 - BBB- ..........................         25        28
   Schering Plough Corp. - Sr. Notes (JO)
      5.3% due 12/01/13 - A- ..............................        125       128
   SLM Corp. (JQ)
      5.0% due 04/15/15 - A ...............................        375       364
   Sprint Capital Corp. (J1)
      6.375% due 05/01/09 - BBB- ..........................         50        53
      6.875% due 11/15/28 - BBB- ..........................         50        54
   U.S. Treasury - Bonds (TB)
      5.25% due 02/15/29 - # AAA ..........................        875       921
      6.375% due 08/15/27 - # AAA .........................      1,650     1,982
      8.875% due 08/15/17 - AAA ...........................      1,050     1,460

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                              Par       Market
                       Name of Issuer                        Value       Value
                       --------------                      --------    --------
                                                            (000's)     (000's)
PUBLICLY-TRADED BONDS - Continued

United States - Continued
   U.S. Treasury - Notes (TN)
      1.625% due 02/28/06 - AAA ........................   $  1,250    $  1,230
      3.25% due 08/15/07 - # AAA .......................      4,030       3,976
      5.0% due 08/15/11 - AAA ..........................      1,950       2,026
      5.75% due 08/15/10 - # AAA .......................        250         268
      6.5% due 02/15/10 - # AAA ........................        500         551
      6.875% due 05/15/06 - AAA ........................      1,750       1,814
   Washington Mutual, Inc. (JQ)
      5.625% due 01/15/07 - A- .........................        125         128
   Wells Fargo & Co. - Notes (JQ)
      3.5% due 04/04/08 - AA- ..........................        250         243
                                                                       --------
                                                                         17,610
                                                                       --------
         TOTAL PUBLICLY-TRADED BONDS-(Cost $103,662)          100.0%    116,461

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 8.0%
   State Street Navigator Securities
      Lending Portfolio ................................      9,263       9,263
                                                           --------    --------
                       TOTAL INVESTMENTS-(Cost $112,925)      108.0%    125,724
                    Payables, less cash and receivables-       (8.0)%    (9,347)
                                                           --------    --------
                                             NET ASSETS-      100.0%   $116,377
                                                           ========    ========

#    At March 31, 2005 all or portion of this security was out on loan.
* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market        % of
                                              Industry      Value     Long-Term
                 Industry                   Abbreviation   (000s)    Investments
                 --------                   ------------  --------   -----------
Foreign Government .....................         FG       $ 65,984       56.7%
Finance ................................         FB         11,492        9.9%
U.S. Treasury Notes ....................         TN          9,864        8.5%
U.S. Government Agencies ...............         FD          8,350        7.2%
Banks ..................................         JP          6,796        5.8%
U.S. Treasury Bonds ....................         TB          4,364        3.7%
Diversified Telecommunication Services .         J1          2,362        2.0%
Electric/Gas ...........................         EU          1,286        1.1%
Automobiles ............................         BV            946        0.8%
Food Products ..........................         JH            907        0.8%
Beverages ..............................         JG            739        0.6%
Diversified Financials .................         JQ            735        0.6%
Commercial Services & Supplies .........         BO            561        0.5%
Multiline Retail .......................         JD            472        0.4%
Auto Loan ..............................         AL            299        0.3%
Electric Utilities .....................         J3            292        0.3%
Water Utilities ........................         J6            289        0.2%
Media ..................................         JA            274        0.2%
Insurance ..............................         JR            190        0.2%
Construction & Engineering .............         BJ            131        0.1%
Pharmaceuticals ........................         JO            128        0.1%
                                                          --------      -----
                                                          $116,461      100.0%
                                                          ========      =====

Key to Currency Abbreviations

Australian Dollar ......................        AUD
Canadian Dollar ........................        CAD
Danish Krone ...........................        DKK
European Currency.......................        EUR
British Pound ..........................        GBP
Japanese Yen ...........................        JPY
New Zealand Dollar .....................        NZD
Swedish Krone ..........................        SEK
United States Dollar ...................        USD

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Global Bond Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $1,297                   3.37%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $9,112                    $9,263

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. As of March 31, 2005, the Fund had open forward currency contracts, which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                                                                          Unrealized
                                 Principal Amount                        Appreciation/
Currency Purchased             Covered by Contract   Expiration Month   (Depreciation)
------------------             -------------------   ----------------   --------------
Japanese Yen                          2,084              April 05           $ (94)
Japanese Yen                          7,556              April 05            (260)

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                          Unrealized
                                 Principal Amount                        Appreciation/
Currency Purchased-Continued   Covered by Contract   Expiration Month   (Depreciation)
----------------------------   -------------------   ----------------   --------------
Japanese Yen                            952                May 05           $ (27)
Japanese Yen                            775               June 05             (25)
                                                                            -----
                                                                             (406)
                                                                            =====

Currency Sold
-------------
Euro                                  4,239              April 05              23
Euro                                  7,556              April 05             (34)
Euro                                  1,761                May 05              22
Euro                                  1,196                May 05               2
Euro                                  1,984                May 05              37
                                                                            -----
                                                                            $  50
                                                                            =====

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $28,501           $21,028

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$107,006        $18,722         $(86)          $18,636

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                          Market
                         Name of Issuer                        Shares     Value
                         --------------                      ---------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.6%
   Boeing Co. ............................................      49,400   $ 2,888
   Lockheed Martin Corp. .................................      67,400     4,115
   United Technologies Corp. .............................      51,200     5,205
                                                                         -------
                                                                          12,208

Air Freight & Couriers - 0.8%
   Fedex Corp. ...........................................     170,300    16,000

Airlines - 0.2%
   GATX Capital Corp. # ..................................      39,800     1,321
   Southwest Airlines Co..................................     172,600     2,458
                                                                         -------
                                                                           3,779

Auto Components - 0.7%
   Autoliv, Inc. .........................................     166,800     7,948
   Borg-Warner Automotive, Inc. ..........................      36,800     1,791
   Magna International, Inc. - Cl. A .....................      83,700     5,600
                                                                         -------
                                                                          15,339

Banks - 3.8%
   Bank of America Corp. .................................     922,100    40,665
   Comerica, Inc. ........................................      45,200     2,490
   JP Morgan Chase & Co. .................................     128,400     4,443
   Suntrust Banks, Inc. ..................................     136,000     9,801
   UnionBanCal Corp. .....................................     106,500     6,523
   Wachovia Corp. ........................................     319,800    16,281
                                                                         -------
                                                                          80,203

Beverages - 0.4%
   Constellation Brands, Inc. - Cl. A * ..................      74,400     3,934
   Molson Coors Brewing Co. - Cl. B # ....................      69,600     5,371
                                                                         -------
                                                                           9,305

Biotechnology - 1.3%
   Amgen, Inc. * .........................................     201,900    11,753
   Biogen IDEC, Inc. * ...................................      41,100     1,418
   Genetech, Inc. * ......................................      92,500     5,237
   Gilead Sciences, Inc. * ...............................     230,900     8,266
                                                                         -------
                                                                          26,674

Building Products - 0.1%
   Masco Corp. ...........................................      39,800     1,380

Chemicals - 2.0%
   Dow Chemical Co. ......................................     159,100     7,931
   Eastman Chemical Co. ..................................     114,600     6,761
   Huntsman Corp. # * ....................................     153,900     3,589
   Monsanto Co. ..........................................     284,100    18,325
   NALCO Holding Co. # * .................................     295,700     5,568
                                                                         -------
                                                                          42,174

Commercial Services & Supplies - 2.0%
   Apollo Group, Inc. - Cl. A * ..........................      95,400     7,065
   Automatic Data Processing, Inc. .......................     311,300    13,993
   Cendant Corp. .........................................     556,500    11,431
   Choicepoint, Inc. * ...................................      63,900     2,563
   DST Systems, Inc. # * .................................      85,000   $ 3,925
   Dun & Bradstreet Corp. * ..............................      57,600     3,540
                                                                         -------
                                                                          42,517

Communications Equipment - 2.9%
   Cisco Systems, Inc. * .................................     858,400    15,357
   Comverse Technology, Inc. * ...........................      59,100     1,490
   Corning, Inc. * .......................................     577,500     6,428
   Harris Corp. ..........................................      48,800     1,593
   Juniper Networks, Inc. * ..............................     275,500     6,078
   Motorola, Inc. ........................................     869,200    13,012
   Nokia Oyj - ADR .......................................     943,300    14,555
   Research in Motion, Ltd. ..............................      52,100     3,981
                                                                         -------
                                                                          62,494

Computers & Peripherals - 3.5%
   Apple Computer, Inc. * ................................      53,400     2,225
   Dell, Inc. * ..........................................     695,400    26,717
   EMC Corp. * ...........................................   1,009,400    12,436
   International Business Machines Corp. .................     208,200    19,026
   Sun Microsystems, Inc. * ..............................   3,521,100    14,225
                                                                         -------
                                                                          74,629

Construction & Engineering - 0.6%
   American Standard Cos., Inc. * ........................     112,300     5,220
   D.R. Horton, Inc. .....................................      40,400     1,181
   K Hovnanian Enterprises, Inc. - Cl. A # * .............     108,800     5,549
                                                                         -------
                                                                          11,950

Construction Materials - 0.2%
   United States Steel Corp. .............................      69,200     3,519

Credit Card - 0.2%
   MBNA Corp. ............................................     149,800     3,678

Diversified Financials - 8.7%
   Ameritrade Holding Corp. * ............................     434,100     4,432
   Bear Stearns Cos., Inc. ...............................     125,000    12,487
   Capital One Financial Corp. ...........................     205,300    15,350
   CIT Group, Inc. .......................................      53,600     2,037
   Citigroup, Inc. .......................................   1,411,900    63,451
   Franklin Resources, Inc. ..............................      92,700     6,364
   Goldman Sachs Group, Inc. .............................      44,000     4,839
   Hartford Financial Services Group, Inc. ...............     490,500    33,629
   Lehman Brothers Holdings, Inc. ........................      27,400     2,580
   Merrill Lynch & Co., Inc. .............................     132,400     7,494
   Morgan Stanley, Dean Witter, Discover & Co. ...........     211,000    12,080
   Providian Financial Corp. * ...........................      86,600     1,486
   SLM Corp. .............................................      93,500     4,660
   State Street Corp. ....................................     202,700     8,862

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
                         Name of Issuer                       Shares     Value
                         --------------                     ---------   --------
                                                                         (000's)
COMMON STOCK - Continued

Diversified Financials - Continued
   Wells Fargo & Co. ....................................     110,900   $  6,632
                                                                        --------
                                                                         186,383

Diversified Telecommunication Services - 1.0%
   CenturyTel, Inc. .....................................     131,400      4,315
   SBC Communications, Inc. .............................      62,200      1,474
   Sprint Corp. .........................................     460,800     10,483
   Verizon Communications ...............................     113,800      4,040
                                                                        --------
                                                                          20,312

Electric Utilities - 3.1%
   AES Corp. * ..........................................     723,900     11,858
   Constellation Energy Group, Inc. .....................      77,300      3,996
   Edison International .................................     480,700     16,690
   Entergy Corp. ........................................      72,300      5,109
   TXU Corp. # ..........................................     364,100     28,993
                                                                        --------
                                                                          66,646

Electrical Equipment - 0.1%
   Rockwell International Corp. .........................      39,400      2,232

Electronic Equipment & Instruments - 0.1%
   Ingram Micro, Inc. - Cl. A * .........................      68,800      1,147

Energy Equipment & Services - 1.1%
   National-Oilwell, Inc. * .............................     230,000     10,741
   Schlumberger, Ltd. ...................................      67,200      4,736
   Transocean Sedco Forex, Inc. * .......................     139,600      7,184
                                                                        --------
                                                                          22,661

Finance - 0.1%
   A.G. Edwards, Inc. * .................................      52,700      2,361

Food & Drug Retailing - 0.6%
   Sysco Corp. ..........................................     189,800      6,795
   Walgreen Co. .........................................     132,700      5,894
                                                                        --------
                                                                          12,689

Food Products - 0.8%
   Archer Daniels Midland Co. ...........................     265,100      6,516
   Tyson Foods, Inc. - Cl. A ............................     632,600     10,552
                                                                        --------
                                                                          17,068

Gas Utilities - 0.9%
   Sempra Energy # ......................................     222,600      8,869
   Williams Cos., Inc. ..................................     515,000      9,687
                                                                        --------
                                                                          18,556

Health Care Equipment & Supplies - 0.7%
   Becton, Dickinson & Co. ..............................     143,900      8,406
   Medtronic, Inc. ......................................     121,900      6,211
                                                                        --------
                                                                          14,617

Health Care Providers & Services - 5.1%
   Aetna US Healthcare, Inc. ............................     245,200     18,378
   Amerisource Bergen Corp. # ...........................     353,400     20,246
   Caremark Rx, Inc. * ..................................      52,500      2,088
   Humana, Inc. * .......................................     438,600   $ 14,009
   McKesson HBOC, Inc. ..................................     487,000     18,384
   PacifiCare Health Systems, Inc. * ....................      24,700      1,406
   UnitedHealth Group, Inc. .............................     353,500     33,717
                                                                        --------
                                                                         108,228

Hotels Restaurants & Leisure - 1.9%
   Carnival Corp. .......................................     134,500      6,968
   Darden Restaurants, Inc. .............................     244,800      7,511
   International Game Technology ........................     257,600      6,868
   Marriott International, Inc. - Cl. A .................     162,400     10,858
   Rogers Communications, Inc. - Cl. B # ................     273,800      7,458
                                                                        --------
                                                                          39,663

Household Durables - 1.6%
   Centex Corp. .........................................     108,400      6,208
   Fortune Brands, Inc. .................................     154,400     12,449
   Lennar Corp. .........................................      22,400      1,270
   Newell Rubbermaid, Inc. ..............................     291,400      6,393
   Pulte Homes, Inc. ....................................      17,900      1,318
   Stanley Works # ......................................     157,400      7,126
                                                                        --------
                                                                          34,764

Household Products - 1.0%
   Kimberly-Clark Corp. .................................     330,100     21,698

Industrial Conglomerates - 5.3%
   3M Co. ...............................................      40,300      3,453
   General Electric Co. .................................   2,095,500     75,564
   Honeywell International, Inc. ........................      81,800      3,044
   Textron, Inc. ........................................     231,600     17,282
   Tyco International, Ltd. .............................     429,100     14,503
                                                                        --------
                                                                         113,846

Insurance - 7.8%
   Ace, Ltd. ............................................     271,600     11,209
   AFLAC, Inc. ..........................................      65,300      2,433
   Allstate Corp. .......................................     612,400     33,106
   American International Group, Inc. ...................     553,800     30,686
   Chubb Corp. ..........................................      52,100      4,130
   Everest Re Group, Ltd. # .............................     160,400     13,652
   Lincoln National Corp. ...............................     180,200      8,134
   Protective Life Corp. ................................      33,800      1,328
   Prudential Financial, Inc. ...........................     470,600     27,013
   Safeco Corp. # .......................................     157,900      7,691
   St. Paul Cos., Inc. ..................................     217,219      7,979
   Wellpoint, Inc. * ....................................     114,100     14,302
   XL Capital, Ltd. - Cl. A .............................      61,700      4,465
                                                                        --------
                                                                         166,128

Internet & Catalog Retail - 0.1%
   eBay, Inc. * .........................................      85,000      3,167

Internet Software & Services - 1.2%
   Google, Inc. - Cl. A * ...............................      22,900      4,133

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
                         Name of Issuer                       Shares     Value
                         --------------                     ---------   --------
                                                                         (000's)
COMMON STOCK - Continued

Internet Software & Services - Continued
   IAC / InterActive Corp. # * ..........................     260,300   $  5,797
   McAfee, Inc. # * .....................................     309,000      6,971
   Yahoo, Inc. * ........................................     273,000      9,255
                                                                        --------
                                                                          26,156

IT Consulting & Services - 0.8%
   Accenture, Ltd. - Cl. A * ............................     242,100      5,847
   Affiliated Computer Services, Inc. - Cl. A # * .......      70,000      3,727
   Computer Sciences Corp. * ............................     168,900      7,744
                                                                        --------
                                                                          17,318

Leisure Equipment & Products - 0.7%
   Brunswick Corp. ......................................     242,900     11,380
   Marvel Enterprises, Inc. # * .........................     198,000      3,960
                                                                        --------
                                                                          15,340

Machinery - 2.1%
   AGCO Corp. * .........................................     326,700      5,962
   Cummings Engine Co., Inc. # ..........................     120,000      8,442
   Danaher Corp. ........................................     166,300      8,882
   Illinois Tool Works, Inc. ............................     221,000     19,786
   Pall Corp. ...........................................      79,700      2,162
                                                                        --------
                                                                          45,234

Media - 3.3%
   Comcast Corp. - Cl. A * ..............................     662,100     22,366
   E.W. Scripps Co. - Cl. A # ...........................      85,000      4,144
   Liberty Media Corp. - Ser. A .........................     455,400      4,722
   The Walt Disney Co. ..................................   1,176,400     33,798
   Time Warner, Inc. * ..................................     237,300      4,165
   Viacom, Inc. - Cl. B .................................      52,300      1,821
                                                                        --------
                                                                          71,016

Metals & Mining - 1.0%
   Nucor Corp. # ........................................     211,000     12,145
   Phelps Dodge Corp. ...................................      98,300     10,000
                                                                        --------
                                                                          22,145

Multiline Retail - 2.2%
   American Eagle Outfitters, Inc. * ....................     183,800      5,431
   Federated Department Stores, Inc. ....................     245,600     15,630
   Kohl's Corp. * .......................................     110,000      5,679
   Nordstrom, Inc. ......................................      71,500      3,960
   Target Corp. .........................................     104,400      5,222
   Wal-Mart Stores, Inc. ................................     237,500     11,901
                                                                        --------
                                                                          47,823

Office Electronics - 0.4%
   Xerox Corp. * ........................................     615,200      9,320

Oil & Gas - 7.8%
   Chesapeake Energy Corp. # ............................     357,300      7,839
   ChevronTexaco  Corp. .................................      50,600      2,950
   Conoco Phillips ......................................     351,000     37,852
   Devon Energy Corp. ...................................     124,800      5,959
   EOG Resources, Inc. ..................................     505,600   $ 24,643
   Exxon Mobil Corp. ....................................     981,000     58,468
   Halliburton Co. ......................................     271,100     11,725
   Murphy Oil Corp. .....................................     158,500     15,649
   Newfield Exploration Co. .............................      20,500      1,522
                                                                        --------
                                                                         166,607

Paper & Forest Products - 0.3%
   Louisiana-Pacific Corp. ..............................     274,000      6,888

Personal Products - 0.8%
   Estee Lauder Cos., Inc. - Cl. A ......................     386,900     17,403

Pharmaceuticals - 3.8%
   Barr Laboratories, Inc. ..............................     218,800     10,684
   Johnson & Johnson ....................................     617,900     41,498
   Merck & Co., Inc. ....................................     585,900     18,966
   Pfizer, Inc. .........................................     359,400      9,441
                                                                        --------
                                                                          80,589

Road & Rail - 0.6%
   Norfolk Southern Corp. ...............................     317,900     11,778

Semiconductor Equipment & Products - 3.4%
   Analog Devices, Inc. .................................     234,200      8,464
   Applied Materials, Inc. * ............................   1,423,400     23,130
   Intel Corp. ..........................................     473,300     10,995
   Lam Research Corp. # * ...............................     175,000      5,050
   Marvell Technology Group, Ltd. # .....................     113,200      4,340
   Maxim Integrated Products, Inc. ......................     110,300      4,508
   Novellus Systems, Inc. ...............................      97,600      2,609
   QLogic Corp. * .......................................     129,200      5,233
   Xilinx, Inc. .........................................     292,000      8,535
                                                                        --------
                                                                          72,864

Software - 3.0%
   Autodesk, Inc. .......................................     136,800      4,071
   Citrix Systems, Inc. # * .............................     175,000      4,168
   Mercury Interactive Corp. * ..........................      59,400      2,814
   Microsoft Corp. ......................................   1,258,000     30,406
   Oracle Corp. * .......................................   1,486,100     18,547
   Red Hat, Inc. # * ....................................     277,900      3,032
                                                                        --------
                                                                          63,038

Specialty Retail - 3.6%
   Abercrombie & Fitch Co. ..............................     271,600     15,546
   Advanced Auto Parts * ................................     133,500      6,735
   Best Buy Co., Inc. ...................................     180,400      9,744
   Gap, Inc. ............................................     696,000     15,201
   Home Depot, Inc. .....................................     481,600     18,417
   Limited, Inc. ........................................     202,100      4,911
   Pacific Sunwear of California, Inc. # * ..............     164,200      4,594
   PetsMart, Inc. .......................................      71,800      2,064
                                                                        --------
                                                                          77,212

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                        Market
                         Name of Issuer                      Shares      Value
                         --------------                     -------   ----------
                                                            (000's)     (000's)
COMMON STOCK - Continued

Tobacco - 1.8%
   Altria Group, Inc.....................................   591,900   $   38,704

Trading Companies & Distributors - 0.5%
   W.W. Grainger, Inc....................................   171,800       10,698

U.S. Government Agencies - 1.7%
   Federal Home Loan Mortgage Corp.......................   361,100       22,821
   Federal National Mortgage Assoc.......................   236,300       12,867
                                                                      ----------
                                                                          35,688

Wireless Telecommunications Services - 1.4%
   American Tower Corp. - Cl. A *........................    70,200        1,280
   Crown Castle International Corp. *....................   250,600        4,024
   Nextel Communications, Inc. - Cl. A *.................   588,000       16,711
   Nextel Partners, Inc. - Cl. A *.......................   349,500        7,675
                                                                      ----------
                                                                          29,690
                                                                      ----------
                                      TOTAL COMMON STOCK-
                                        (Cost $1,902,595)      99.7%   2,123,526

                                                          Par
                                                         Value
                                                       ---------
                                                        (000's)

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 4.3%
   State Street Navigator Securities
      Lending Portfolio.............................   $90,733           90,733

SHORT-TERM INVESTMENTS - 0.2%
   Investment in joint trading account
      2.898% due 04/01/05 (Cost $5,157).............     5,157            5,157
                                                       -------      -----------
                                  TOTAL INVESTMENTS-
                                   (Cost $1,998,485)     104.2%       2,219,416

                Payables, less cash and receivables-      (4.2)%        (89,019)
                                                       -------      -----------
                                         NET ASSETS-     100.0%     $ 2,130,397
                                                       =======      ===========

* Non-income producing security.
# At March 31, 2005 all or portion of this security was out on loan. ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Growth & Income Fund (the "Fund" or "VST Growth & Income") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $47                     2.92%              $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $89,554                  $90,733

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $552,586          $597,678

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$1,961,951     $320,544       $(28,257)       $292,287

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HEALTH SCIENCE FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                        -------   -------
                                                                         (000's)
COMMON STOCK

Biotechnology - 16.1%
   Abgenix, Inc. * .........................................     8,200   $    57
   Amylin Pharmaceuticals, Inc. * ..........................    16,100       282
   Applera Corp. - Celera Genomics Group * .................    21,600       221
   Array Biopharma, Inc. * .................................     7,800        55
   Cephalon, Inc. * ........................................     5,800       272
   Ciphergen Biosystems, Inc. * ............................    16,100        45
   CV Therapeutics, Inc. * .................................    12,000       244
   Cytokinetics, Inc. ......................................     6,300        41
   Exelixis, Inc. * ........................................    22,200       150
   Genetech, Inc. * ........................................     2,200       125
   Genzyme Corp. * .........................................    12,698       727
   Gilead Sciences, Inc. * .................................    11,300       404
   Human Genome Sciences, Inc. * ...........................    22,700       209
   ICOS Corp. * ............................................     4,400        99
   Incyte Pharmacuticals, Inc. * ...........................    16,000       109
   Millennium Pharmaceuticals, Inc. * ......................    33,500       282
   Onyx Pharmaceuticals, Inc. * ............................     2,500        78
   OSI Pharmaceuticals, Inc. * .............................     2,100        87
   Regeneron Pharmaceuticals * .............................    10,100        52
   Zymogenetics, Inc. * ....................................     7,200       110
                                                                         -------
                                                                           3,649
Chemicals - 0.9%
   Bayer AG * ..............................................     6,300       208

Food & Drug Retailing - 1.8%
   Rite Aid Corp. * ........................................   101,700       403

Health Care Equipment & Supplies - 13.5%
   Baxter International, Inc. ..............................    18,080       614
   Beckman Coulter, Inc. ...................................     3,400       226
   Bruker Biosciences Corp. * ..............................    25,000        88
   Edwards Lifesciences Corp. * ............................     4,900       212
   Hospira, Inc. * .........................................    11,673       377
   Medtronic, Inc. .........................................    22,500     1,146
   Olympus Optical Co. * ...................................    11,000       256
   Terumo Corp. * ..........................................     4,700       142
                                                                         -------
                                                                           3,061
Health Care Providers & Services - 15.5%
   Aetna US Healthcare, Inc. ...............................     6,300       472
   Healthnet, Inc. * .......................................    16,200       530
   McKesson HBOC, Inc. .....................................    25,000       944
   NDC Healthcorp ..........................................    31,500       504
   PacifiCare Health Systems, Inc. * .......................     8,000       455
   Triad Hospitals, Inc. * .................................    12,400       621
                                                                         -------
                                                                           3,526
Pharmaceuticals - 50.6%
   Abbott Laboratories .....................................    26,334     1,228
   AstraZeneca Group plc - ADR * ...........................    33,234     1,314
   Atherogenics, Inc. * ....................................     8,800       115
   Eisai Co. Ltd. * ........................................    19,100       648
   Elan Corp. plc - ADR * ..................................    36,400       118
   Eli Lilly & Co. .........................................    13,327       694
   Forest Laboratories, Inc. * .............................    12,000   $   443
   Fujisawa Pharmeceuticals Co., Ltd. * ....................    24,900       583
   King Pharmaceuticals, Inc. * ............................    28,900       240
   Medicinesco * ...........................................    13,100       297
   Novartis AG * ...........................................    14,555       679
   NPS Pharmaceuticals, Inc. * .............................     5,900        75
   Sankyo Co., Ltd. * ......................................    38,300       807
   Sanofi Aventis - ADR ....................................    17,658       748
   Schering-Plough Corp. ...................................    74,400     1,350
   Schwarz Pharma AG * .....................................     3,970       175
   Shionogi & Co., Ltd. * ..................................    42,000       579
   Takeda Chemical Industries * ............................     6,200       296
   UCB SA * ................................................     4,862       235
   Watson Pharmaceuticals, Inc. * ..........................    11,000       338
   Wyeth ...................................................    12,695       536
                                                                         -------
                                                                          11,498
                                                                         -------
                                         TOTAL COMMON STOCK-
                                              (Cost $21,450)      98.4%   22,345

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
SHORT-TERM INVESTMENTS - 1.8%
   Investment in joint trading account
   2.898% due 04/01/05
   (Cost $401) ............................................   $  401        401
                                                              ------    -------
                                         TOTAL INVESTMENTS-
                                             (Cost $21,851)    100.2%    22,746
                       Payables, less cash and receivables-     (0.2)%      (46)
                                                              ------    -------
                                                NET ASSETS-    100.0%   $22,700
                                                              ======    =======

*    Non-income producing security.
ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Health Sciences Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended March 31, 2005, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
  $2,873           $3,043

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $21,718       $4,037         $(714)          $3,323

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.0%
   Argo-Tech Corp - Sr. Notes
      9.25% due 06/01/11 - B ...............................     $150     $  162
   Moog, Inc. - Sr. Sub. Notes
      6.25% due 01/15/15 - B+ ..............................       95         94
   Sequa Corp.
      9.0% due 08/01/09 - BB- ..............................      415        446
   Sequa Corp. - Sr. Notes
      8.875% due 04/01/08 - BB- ............................      105        111
   Transdigm, Inc. - Sr. Sub. Notes
      8.375% due 07/15/11 - B- .............................       10         10
                                                                          ------
                                                                             823

Airlines - 0.8%
   American Airlines, Inc.
      7.024% due 04/15/11 - BBB+ ...........................      130        132
   Continental Airlines - Ser. 1997-4 Cl. 4A
      6.9% due 01/02/18 - A- ...............................       93         92
   Continental Airlines, Inc. - Ser. 1999-2 Cl. A2
      7.056% due 09/15/09 - A ..............................      170        170
   Delta Air Lines, Inc. - CTF Ser. 2001-1 Cl. A2
      7.11% due 03/18/13 - A ...............................      265        248
   Northwest Airlines - Ser. 2001 Cl. 1A2
      6.841% due 10/01/12 - AA+ ............................       80         79
                                                                          ------
                                                                             721

Auto Components - 2.0%
   Arvinmeritor, Inc. - Notes
      8.75% due 03/01/12 - BB+ .............................      420        439
   Cummins, Inc. - Sr. Notes
      9.5% due 12/01/10 - BB+ ..............................       45         49
   Dana Corp. - Notes
      7.0% due 03/15/28 - BBB- .............................       60         53
   Dura Operating Corp. - Sr. Notes Ser. B
      8.625% due 04/15/12 - B- .............................      260        241
   Tenneco Automotive, Inc. - Sr. Sec. Notes Ser. B
      10.25% due 07/15/13 -  B- ............................      205        230
   Tenneco Automotive, Inc. - Sr. Sub. Notes 144A (a)
      8.625% due 11/15/14 - B- .............................      120        117
   TRW, Inc. - Sr. Notes
      9.375% due 02/15/13 - BB- ............................      376        404
   Visteon Corp. - Notes
      7.0% due 03/10/14 - BB+ ..............................      255        219
                                                                          ------
                                                                           1,752

Automobiles - 0.9%
   Navistar International Corp., Inc. - Sr. Notes
      144A (a)
      6.25% due 03/01/12 - BB- .............................      185        175
   United Rentals North America, Inc. - Sr. Notes
      6.5% due 02/15/12 - BB- ..............................      580        565
                                                                          ------
                                                                             740

Banks - 0.7%
   Chevy Chase Bank - Sub. Debs
      6.875% due 12/01/13 - BB- ............................     $175     $  181
   Western Financial Bank - Sub. Debs
      9.625% due 05/15/12 - BB- ............................      415        451
                                                                          ------
                                                                             632

Beverages - 0.5%
   Constellation Brands, Inc. - Sr. Sub. Notes
      8.125% due 01/15/12 - B+ .............................      430        458
Building Products - 0.8%
   Building Materials Corp. America - Sr. Notes
      7.75% due 08/01/14 - B+ ..............................      330        330
   Koppers, Inc. Pennsylvania - Sr. Sec. Notes
      9.875% due 10/15/13 - B ..............................      200        222
   Texas Industries, Inc. - Sr. Notes
      10.0% due 06/01/11 - BB- .............................       95        107
   Valmont Industries, Inc. - Sr. Sub. Notes
      6.875% due 05/01/14 - B+ .............................       40         39
                                                                          ------
                                                                             698

Chemicals - 4.1%
   Airgas, Inc. - Sr. Sub. Notes
      9.125% due 10/01/11 - BB- ............................      205        223
   Equistar Chemical - Sr. Notes
      10.125% due 09/01/08 - B+ ............................       58         64
   Equistar Chemicals LP - Sr. Notes
      10.625% due 05/01/11 - B+ ............................      155        175
   Huntsman LLC - Sr. Sec. Notes
      11.625% due 10/15/10 - BB- ...........................       81         95
   IMC Global, Inc. - Debs
      7.3% due 01/15/28 - B+ ...............................      235        239
   IMC Global, Inc. - Sr. Notes
      10.875% due 08/01/13 - BB ............................      275        324
   Lubrizol Corp. - Sr. Notes
      5.5% due 10/01/14 - BB+ ..............................       80         80
   Lyondell Chemical Co.
      9.875% due 05/01/07 - B+ .............................       30         31
   Lyondell Chemical Co. - Notes Ser. A
      9.625% due 05/01/07 - B+ .............................      800        858
   Methanex Corp. - Sr. Notes
      8.75% due 08/15/12 - BBB- ............................      260        302
   Millenium  America, Inc. - Sr. Notes
      9.25% due 06/15/08 - B+ ..............................      275        297
   NALCO Co. - Sr. Notes
      7.75% due 11/15/11 - B- ..............................      300        313
   Nova Chemicals Corp. - Sr. Notes
      6.5% due 01/15/12 - BB+ ..............................      135        138
   Omnova Solutions, Inc. - Sr. Sec. Notes
      11.25% due 06/01/10 - B ..............................       90         94
   Resolution Performance Products - Sr. Notes
      9.5% due 04/15/10 - CCC+ .............................       40         42
   Union Carbide Chemicals & Plastics
      7.875% due 04/01/23 - BBB- ...........................       55         59

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Chemicals - Continued
   Union Carbide Corp. - Debs
      6.79% due 06/01/25 - BBB-                                  $180     $  179
                                                                          ------
                                                                           3,513

Commercial Services & Supplies - 3.0%
   Advanstar Communications, Inc. - Sr. Sec. Notes
      10.75% due 08/15/10 - B- .............................      120        133
   Affinia Group, Inc. - Sr. Sub. Notes 144A (a)
      9.0% due 11/30/14 - B ................................       70         64
   Allied Waste North America, Inc. - Sr. Notes
      8.5% due 12/01/08 - BB- ..............................      225        233
      8.875% due 04/01/08 - BB- ............................      355        368
   Allied Waste North America, Inc. - Sr. Notes 144A (a)
      7.25% due 03/15/15 - BB- .............................       80         75
   Harvest Operations Corp. - Gtd. Sr. Notes
      7.875% due 10/15/11 - B- .............................       55         54
   Iron Mountain, Inc. Pennsylvania - Sr. Sub. Notes
      7.75% due 01/15/15 - B ...............................      130        128
   Mail Welli Corp. - Sr. Notes
      9.625% due 03/15/12 - B+ .............................      440        468
   National Waterworks, Inc. - Sr. Sub. Notes - Ser. B
      10.5% due 12/01/12 - B- ..............................      385        428
   Poindexter JB, Inc. - Sr. Notes 144A (a)
      8.75% due 03/15/14 - B- ..............................      235        237
   Vertis, Inc. - Sr. Notes
      9.75% due 04/01/09 - CCC+ ............................       40         42
      10.875% due 06/15/09 - CCC+ ..........................       90         86
   WDAC Subsidiary Corp. - Sr. Notes 144A (a)
      8.375% due 12/01/14 - CCC+ ...........................      250        233
                                                                          ------
                                                                           2,549

Communications Equipment - 0.2%
   Lucent Technologies, Inc. - Debs
      6.45% due 03/15/29 - B ...............................      155        134
Construction & Engineering - 2.5%
   Beazer Homes USA, Inc. - Sr. Notes
      8.625% due 05/15/11 - BB .............................      390        412
   D.R. Horton, Inc. - Sr. Sub. Notes
      9.75% due 09/15/10 - BB- .............................       25         29
   D.R. Horton, Inc. - Sr. Notes
      5.625% due 01/15/16 - BB+ ............................      360        337
   KB Home - Sr. Sub. Notes
      8.625% due 12/15/08 - BB- ............................      200        218
   Meritage Corp. - Sr. Notes
      7.0% due 05/01/14 - BB- ..............................      180        182
   Ryland Group, Inc. - Sr. Sub. Notes
      9.125% due 06/15/11 - BB+ ............................      210        230
   Standard Pacific Corp. - Sr. Notes
      6.5% due 10/01/08 - BB ...............................      310        314
      6.875% due 05/15/11 - BB .............................      110        111
   Toll Brothers, Inc.
      8.25% due 02/01/11 - BB+ .............................     $220     $  232
   Toll Corp. - Sr. Sub. Notes
      8.25% due 12/01/11 - BB+ .............................       65         70
                                                                          ------
                                                                           2,135

Containers & Packaging - 2.2%
   Anchor Glass Container Corp. - Sr. Notes Ser. B
      11.0% due 02/15/13 - B- ..............................      290        262
   Owens Brockway Glass Container - Sr. Notes
      8.75% due 11/15/12 - BB- .............................      490        531
   Owens Brockway Glass Container - Sr. Sec. Notes
      7.75% due 05/15/11 - BB- .............................      415        437
   Pliant Corp. - Sr. Sec. Notes
      11.125% due 09/01/09 - CCC+ ..........................      190        194
   Stone Container Corp. - Sr. Notes
      9.25% due 02/01/08 - B ...............................      200        214
      9.75% due 02/01/11 - B ...............................      225        241
                                                                          ------
                                                                           1,879

Distributors - 0.6%
   ADESA, Inc. - Sr. Sub. Notes
      7.625% due 06/15/12 - B+ .............................      275        275
   Owens & Minor
      8.5% due 07/15/11 - BB- ..............................      215        231
                                                                          ------
                                                                             506

Diversified Financials - 0.6%
   E*Trade Financial Corp. - Sr. Notes
      8.0% due 06/15/11 - B+ ...............................      235        244
   Johnson Diversey, Inc. -Sr. Sub. Notes Ser. B
      9.625% due 05/15/12 - B ..............................      215        234
   Riviera Holdings Corp. - Sr. Sec. Notes
      11.0% due 06/15/10 - B ...............................        5          6
                                                                          ------
                                                                             484

Diversified Telecommunication Services - 5.9%
   Alaska Communications Systems - Sr. Notes
      9.875% due 08/15/11 - B- .............................      212        225
   American Cellular Corp. - Sr. Notes Ser. B
      10.0% due 08/01/11 - B- ..............................       40         37
   AT&T Corp. - Sr. Notes
      7.8% due 11/15/11 - BB+ ..............................      915      1,040
      8.5% due 11/15/31 - BB+ ..............................      185        227
   GCI, Inc. - Sr. Notes
      7.25% due 02/15/14 - B+ ..............................      460        451
   GCI, Inc. - Sr. Notes 144A (a)
      7.25% due 02/15/14 - B+ ..............................        5          5
   Intelsat, Ltd. - Sr. Notes
      5.25% due 11/01/08 - B ...............................      175        161
      8.125% due 01/15/13 - B+ .............................      190        190
      8.625% due 01/15/15 - B+ .............................      205        210

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - Continued
   MCI, Inc. - Notes
      7.735% due 05/01/14 - B+ .............................    $  590    $  650
   Panamsat Corp. - Sr. Notes
      9.0% due 08/15/14 - B+ ...............................       130       136
   Qwest Communications International, Inc. - Sr. Notes
      7.5% due 02/15/14 - B ................................       105       102
   Qwest Communications International, Inc. - Sr. Notes
      144A (a)
      7.25% due 02/15/11 - B ...............................       255       249
   Qwest Corp. - Notes 144A (a)
      8.875% due 03/15/12 - BB- ............................     1,035     1,128
   United West Communications, Inc. - Debs
      6.875% due 09/15/33 - BB- ............................       255       222
                                                                          ------
                                                                           5,033

Electric Utilities - 3.5%
   AES Corp. - 144A (a)
      8.75% due 05/15/13 - B+ ..............................       565       613
   AES Corp. - Sr. Notes
      9.5% due 06/01/09 - B- ...............................        20        22
   AES Corp. Sr. Sec. Notes 144A (a)
      9.0% due 05/15/15 - B+ ...............................       825       907
   Centerpoint Energy Resources Corp. - Sr. Notes
      7.875% due 04/01/13 - BBB ............................       390       459
   FirstEnergy Corp. - Notes Ser. C
      7.375% due 11/15/31 - BB+ ............................       195       221
   Teco Energy, Inc. - Notes
      7.0% due 05/01/12 - BB ...............................        25        26
      7.2% due 05/01/11 - BB ...............................       305       323
   Texas Genco LLC - Sr. Notes 144A (a)
      6.875% due 12/15/14 - B ..............................       395       395
                                                                          ------
                                                                           2,966

Electric/Gas - 6.8%
   AES Corp.
      9.375% due 09/15/10 - B- .............................        30        33
   Aquila, Inc. - Sr. Notes
      9.95% due 02/01/11 - B- ..............................       453       507
   Avista Corp. - Sr. Notes
      9.75% due 06/01/08 - BB+ .............................       275       314
   CMS Energy Corp - Sr. Notes
      8.5% due 04/15/11 - B+ ...............................       320       344
   DPL, Inc. - Sr. Notes
      6.875% due 09/01/11 - B+ .............................       225       239
   Edison Mission Energy - Sr. Notes
      9.875% due 04/15/11 - B+ .............................       555       638
   EL Paso Production Holding Co. - Sr. Notes
      7.75% due 06/01/13 - B- ..............................       745       752
   Midwest Generation LLC - Sr. Sec. Notes
      8.75% due 05/01/34 - B ...............................       105       117
   Nevada Power Co. - Notes Ser. E
      10.875% due 10/15/09 - BB ............................        25        28
   Nevada Power Co. - Notes Ser. G
      9.0% due 08/15/13 - BB ...............................    $  345    $  387
   Nevada Power Co. - Notes Ser. I
      6.5% due 04/15/12 - BB ...............................        80        82
   Nevada Power Co. - Notes Ser. L 144A (a)
      5.875% due 01/15/15 - BB .............................       190       185
   NRG Energy, Inc. - Sr. Sec. Notes
      8.0% due 12/15/13 - B ................................       117       124
   Reliant Energy, Inc. - Sr. Sec. Notes
      6.75% due 12/15/14 - B+ ..............................       330       308
   Semco Energy, Inc. - Sr. Notes
      7.125% due 05/15/08 - BB- ............................       165       168
      7.75% due 05/15/13 - BB- .............................        60        63
   Southern Natural Gas Co. - Sr. Notes
      8.875% due 03/15/10 - B- .............................       345       372
   TNP Enterprises, Inc. - Sr. Sub. Notes
      10.25% due 04/01/10 - BB- ............................       275       291
   TXU Corp. - Sr. Notes Ser. P 144A (a)
      5.55% due 11/15/14 - BBB- ............................       345       327
   TXU Corp. - Sr. Notes Ser. Q 144A (a)
      6.5% due 11/15/24 - BBB- .............................       340       325
   TXU Corp. - Sr. Notes Ser. R 144A (a)
      6.55% due 11/15/34 - BBB- ............................       250       237
                                                                          ------
                                                                           5,841

Electrical Equipment - 0.6%
   General Cable Corp. - Sr. Notes
      9.5% due 11/15/10 - B ................................       210       230
   ITT Corp. - Debs
      7.375% due 11/15/15 - BB+ ............................        30        32
   Wesco Distribution, Inc. - Ser. B
      9.125% due 06/01/08 - B ..............................       251       255
                                                                          ------
                                                                             517

Electronic Equipment & Instruments - 1.9%
   Flextronics International, Ltd. - Sr. Sub. Notes
      6.25% due 11/15/14 - BB- .............................       240       229
   Itron, Inc. - Sr. Sub. Notes 144A (a)
      7.75% due 05/15/12 - B ...............................        35        36
   Sanmina SCI Corp. - Sr. Sec. Notes
      10.375% due 01/15/10 - BB- ...........................       560       629
   Sanmina SCI Corp. - Sr. Sub. Notes 144A (a)
      6.75% due 03/01/13 - B ...............................       105        98
   Solectron Corp. - Sr. Notes
      9.625% due 02/15/09 - B+ .............................       515       555
   Thomas & Betts Corp.
      6.39% due 02/10/09 - BBB- ............................        15        15
   Thomas & Betts Corp. - Notes
      7.25% due 06/01/13 - BBB- ............................        65        69
                                                                          ------
                                                                           1,631

Finance - 5.5%
   Ahold Finance USA, Inc. - Notes
      6.875% due 05/01/29 - BB- ............................       230       220

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Finance - Continued

   Arch Western Finance LLC - Gtd. Sr. Notes
      6.75% due 07/01/13 - BB ..............................     $470     $  469
   BCP Caylux Holdings Lux SCA - Sr. Sub. Notes 144A (a)
      9.625% due 06/15/14 - B- .............................      197        224
   Borden US Finance Corp. - Sr. Sec. Notes
      144A (a)
      9.0% due 07/15/14 - B- ...............................      265        286
   Bowater Canada Finance Corp. - Notes
      7.95% due 11/15/11 - BB ..............................      425        441
   Crown European Holdings SA - Sr. Sec. Notes
      9.5% due 03/01/11 - B+ ...............................      410        449
      10.875% due 03/01/13 - B .............................       70         81
   Huntsman Advanced Materials LLC - Sr. Sec. Notes 144A (a)
      11.0% due 07/15/10 - BB- .............................       60         69
   Insight Midwest LP Capital, Inc. - Sr. Notes
      10.5% due 11/01/10 - B+ ..............................      965      1,040
   Intelsat, Ltd. Finance Co. - Sr. Disc. Notes
      144A (a)
      1.0% due 02/01/15 - B ................................      365        229
   MDP Acquisitions plc - Sr. Notes
      9.625% due 10/01/12 - B- .............................      370        398
   Refco Financial Holdings LLC - Sr. Sub. Notes 144A (a)
      9.0% due 08/01/12 - B ................................      175        188
   Smurfit Capital Funding plc
      7.5% due 11/20/25 - BB- ..............................       70         71
   Ucar Finance, Inc. - Sr. Notes
      10.25% due 02/15/12 - B- .............................      170        184
   UGS Corp. - 144A (a)
      10.0% due 06/01/12 - B- ..............................      345        381
                                                                          ------
                                                                           4,730

Food & Drug Retailing - 0.9%
   Delhaize America, Inc. - Debs.
      9.0% due 04/15/31 - BB+ ..............................      125        154
   Rite Aid Corp. - Sr. Sec. Notes
      8.125% due 05/01/10 - B+ .............................      105        107
   Rite Aid Corp. Sr. Notes
      9.5% due 02/15/11 - B+ ...............................      440        473
                                                                          ------
                                                                             734

Food Products - 0.8%
   Dole Food, Inc. - Sr. Notes
      7.25% due 06/15/10 - B+ ..............................       10         10
      8.875% due 03/15/11 - B+ .............................      600        645
   United Agricultural Products, Inc. - Sr. Notes
      8.25% due 12/15/11 - B ...............................       53         55
                                                                          ------
                                                                             710

Gas Utilities - 1.4%
   Colorado Interstate Gas Co. - Sr. Notes 144A (a)
      5.95% due 03/15/15 - B- ..............................       30         29
   NorthWestern Corp. - Sr. Secd. Notes 144A (a)
      5.875% due 11/01/14 - BB .............................     $ 30     $   30
   Williams Cos, Inc. - Notes
      7.125% due 09/01/11 - B+ .............................      305        317
      8.125% due 03/15/12 - B+ .............................      740        806
                                                                          ------
                                                                           1,182

Health Care Equipment & Supplies - 1.4%
   Bio Rad Laboratories, Inc. - Sr. Sub. Notes
      7.5% due 08/15/13 - BB- ..............................       55         58
   Bio Rad Laboratories, Inc. - Sr. Sub. Notes
      144A (a)
      6.125% due 12/15/14 - BB- ............................       60         59
   Fisher Scientific International, Inc. - Sr. Sub. Notes
      8.125% due 05/01/12 - BB+ ............................      578        624
   Radiologix, Inc. - Sr. Notes
      10.5% due 12/15/08 - B ...............................      325        345
   VWR International, Inc. - Sr. Sub. Notes
      144A (a)
      8.0% due 04/15/14 - B- ...............................       90         91
                                                                          ------
                                                                           1,177

Health Care Providers & Services - 5.0%
   Coventry Health Care, Inc. - Sr. Notes
      8.125% due 02/15/12 - BBB- ...........................      225        245
   DaVita, Inc. - Sr. Notes 144A (a)
      6.625% due 03/15/13 - B ..............................      135        134
   DaVita, Inc. - Sr. Sub. Notes 144A (a)
      7.25% due 03/15/15 - B ...............................      135        132
   HCA, Inc. - Notes
      5.5% due 12/01/09 - BB+ ..............................      140        138
      6.3% due 10/01/12 - BB+ ..............................      930        929
      6.375% due 01/15/15 - BB+ ............................      485        482
   HCA, Inc. - Sr. Notes
      5.75% due 03/15/14 - BB+ .............................      55         53
   Healthsouth Corp. - Sr. Notes
      7.625% due 06/01/12 - NR .............................      250        240
      8.375% due 10/01/11 - NR .............................      125        123
   Iasis Healthcare LLC - Sr. Sub. Notes
     8.75% due 06/15/14 - B- ...............................      205        213
   NCD Healthcorp - Sr. Sub. Notes
      10.5% due 12/01/12 - CCC+ ............................      210        216
   Neighborcare, Inc. - Sr. Sub. Notes
      6.875% due 11/15/13 - B+ .............................      230        240
   Omnicare, Inc. - Sr. Sub. Notes Ser. B
      8.125% due 03/15/11 - BB+ ............................      525        553
   Triad Hospitals, Inc. - Sr. Notes
      7.0% due 05/15/12 - B+ ...............................      540        548
                                                                          ------
                                                                           4,246

Hotels Restaurants & Leisure - 8.5%
   AMC Entertainment, Inc. - Sr. Notes 144A (a)
      8.625% due 08/15/12 - B- .............................      250        264

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Hotels Restaurants & Leisure - Continued
   AMC Entertainment, Inc. - Sr. Sub. Notes
      8.0% due 03/01/14 - CCC+ .............................     $ 90     $   86
   Argosy Gaming Co. - Sr. Sub. Notes
      7.0% due 01/15/14 - B+ ...............................      155        169
   AZTAR Corp. - Sr. Sub. Notes
      9.0% due 08/15/11 - B+ ...............................      415        446
   Boyd Gaming Corp. - Sr. Sub. Notes
      7.75% due 12/15/12 - B+ ..............................      165        174
      8.75% due 04/15/12 - B+ ..............................       80         86
   Host Marriott LP - Sr. Notes Ser. I
      9.5% due 01/15/07 - B+ ...............................      650        689
   Host Marriott LP - Sr. Notes Ser. J
      7.125% due 11/01/13 - B+ .............................       95         96
   Isle Capri Casinos, Inc. - Sr. Sub. Notes
      7.0% due 03/01/14 - B ................................      240        238
   Mandalay Resort Group - Sr. Sub. Notes
      9.375% due 02/15/10 - BB- ............................      380        422
   Mandalay Resort Group - Sr. Sub. Notes Ser. B
      10.25% due 08/01/07 - BB- ............................      105        115
   MGM Mirage, Inc.
      8.5% due 09/15/10 - BB+ ..............................      130        143
   MGM Mirage, Inc. - Sr. Sub. Notes
      8.375% due 02/01/11 - BB- ............................      700        759
   Mohegan Tribal Gaming Authority - Sr. Notes 144A (a)
      6.125% due 02/15/13 - BB- ............................      135        133
   Park Place Entertainment Corp. - Sr. Notes
      7.0% due 04/15/13 - BB+ ..............................      205        220
   Park Place Entertainment Corp. - Sr. Sub. Notes
      8.125% due 05/15/11 - BB- ............................       10         11
      8.875% due 09/15/08 - BB- ............................      425        468
   Penn National Gaming, Inc. - Sr. Sub. Notes
      8.875% due 03/15/10 - B ..............................       55         58
   Royal Caribbean Cruises, Ltd. - Sr. Notes
      7.5% due 10/15/27 - BB+ ..............................      105        111
   Scientific Games Corp. - Sr. Sub. Notes 44A (a)
      6.25% due 12/15/12 - B+ ..............................      100         99
   Seneca Gaming Corp. - Sr. Notes
      7.25% due 05/01/12 - BB- .............................      230        230
   Speedway Motorsports, Inc. - Sr. Sub. Notes
      6.75% due 06/01/13 - B+ ..............................      100        101
   Starwood Hotels & Resorts Worldwide, Inc. - Sr. Notes
      7.875% due 05/01/12 - BB+ ............................      620        684
   Station Casinos, Inc. - Sr. Sub. Notes
      6.5% due 02/01/14 - B+ ...............................      590        584
   Virgin River Casino Corp. RBG LLC - Sr. Sec. Notes
      144A (a)
      9.0% due 01/15/12 - B ................................      445        467
   Wynn Las Vegas LLC - Bonds 144A (a)
      6.625% due 12/01/14 - B+ .............................     $425     $  404
                                                                          ------
                                                                           7,257

Household Products - 0.1%
   Church & Dwight Co., Inc. - Sr. Sub. Notes 144A (a)
      6.0% due 12/15/12 - B+ ...............................       60         59
Industrial - 0.3%
   Polypore, Inc. - Sr. Sub. Notes
      8.75% due 05/15/12 - CCC+ ............................      300        279
Industrial Conglomerates - 0.4%
   Invesys plc - Sr. Notes 144A (a)
      9.875% due 03/15/11 - B- .............................      340        357
Insurance - 0.5%
   Provident Companies, Inc. - Sr. Notes
      7.0% due 07/15/18 - BB+ ..............................      110        112
   Unumprovident Corp. - Notes
      6.75% due 12/15/28 - BB+ .............................      210        199
   UnumProvident Corp. - Sr. Debs
      7.375% due 06/15/32 - BB+ ............................       15         15
   UnumProvident Corp. - Sr. Notes
      7.625% due 03/01/11 - BB+ ............................       95        100
                                                                          ------
                                                                             426

Leisure Equipment & Products - 0.3%
   Bombadier Recreational Products - Sr. Sub. Notes
      8.375% due 12/15/13 - B- .............................      230        242
Machinery - 1.3%
   Case New Holland, Inc. - Sr. Notes 144A (a)
      9.25% due 08/01/11 - BB- .............................      250        266
      9.25% due 08/01/11 - BB- .............................      475        506
   Cummings Engine Co., Inc. - Notes
      7.125% due 03/01/28 - BB+ ............................       65         66
   Douglas Dynamics LLC - Sr. Notes 144A (a)
      7.75% due 01/15/12 - B- ..............................       60         59
   NMHG Holding Co. - Sr. Notes
      10.0% due 05/15/09 - B+ ..............................      165        178
                                                                          ------
                                                                           1,075

Media - 11.0%
   Canwest Media, Inc. - Sr. Sub. Notes
      10.625% due 05/15/11 - B- ............................      155        170
   CanWest Media, Inc. - Sr. Sub. Notes 144A (a)
      8.0% due 09/15/12 - B- ...............................      285        296
   Charter Communication Operating LLC -
      Sr. Notes 144A (a)
      8.0% due 04/30/12 - B- ...............................      430        428

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Media - Continued

   Charter Communications Operating LLC - Sr. Notes 144A (a)
      8.375% due 04/30/14 - B- .............................    $   40    $   40
   Citizens Communications Co. - Notes
      9.25% due 05/15/11 - BB+ .............................       650       715
   Corus Entertainment, Inc. - Sr. Sub. Notes
      8.75% due 03/01/12 - B+ ..............................       510       548
   CSC Holdings, Inc. - Sr. Notes
      7.625% due 04/01/11 - BB- ............................     1,410     1,463
   CSC Holdings, Inc. - Sr. Notes 144A (a)
      6.75% due 04/15/12 - BB- .............................       185       184
   Dex Media East LLC - Sr. Notes
      9.875% due 11/15/09 - B ..............................       170       187
   Dex Media West LLC - Sr. Notes
      8.5% due 08/15/10 - B ................................       200       214
   Dex Media, Inc. - Notes
      8.0% due 11/15/13 - B ................................       205       212
   EchoStar DBS Corp. - Notes
      6.375% due 10/01/11 - BB- ............................       685       673
   Houghton Mifflin Co. - Sr. Notes
      8.25% due 02/01/11 - B- ..............................       300       306
   L 3 Communications Corp. - Sr. Sub. Notes
      6.125% due 07/15/13 - BB+ ............................       270       265
   Lamar Media Corp. - Sr. Sub. Notes
      7.25% due 01/01/13 - B ...............................       110       115
   Liberty Media Corp. - Bonds
      7.875% due 07/15/09 - BB+ ............................       130       141
   Liberty Media Corp. - Sr. Debs
      8.25% due 02/01/30 - BB+ .............................       125       128
   Liberty Media Corp. - Sr. Notes
      5.7% due 05/15/13 - BB+ ..............................       295       278
   Lodgenet Entertainment Corp. - Sr. Sub. Notes
      9.5% due 06/15/13 - B- ...............................        85        94
   Mediacom Broadband LLC - Sr. Notes
      11.0% due 07/15/13 - B ...............................       465       497
   Mediacom LLC - Sr. Notes
      9.5% due 01/15/13 - B ................................       200       199
   Medianews Group, Inc. - Sr. Sub. Notes
      6.875% due 10/01/13 - B+ .............................       220       216
   Quebecor Media, Inc. - Sr. Notes
      11.125% due 07/15/11 - B .............................       410       454
   Radio One, Inc. - Sr. Sub. Notes 144A (a)
      6.375% due 02/15/13 - B- .............................       115       112
   Rogers Cable, Inc. - Sr. Notes
      6.75% due 03/15/15 - BB+ .............................        70        70
   Rogers Cable, Inc. - Sr. Sec. 2nd Priority Notes
      7.875% due 05/01/12 - BB+ ............................        35        37
   Rogers Cable, Inc. Sr. Notes
      6.25% due 06/15/13 - BB+ .............................       450       441
   Shaw Communications, Inc.
      7.25% due 04/06/11 - BB+ .............................        15        16
   Shaw Communications, Inc. - Sr. Notes
      8.25% due 04/11/10 - BB+ .............................       260       286
   Sinclair Broadcast Group, Inc. - Sr. Sub. Notes
      8.0% due 03/15/12 - B ................................    $  280    $  286
      8.75% due 12/15/11 - B ...............................       165       174
   Videotron Ltee - Sr. Notes
      6.875% due 01/15/14 - B+ .............................       140       141
                                                                          ------
                                                                           9,386

Metals & Mining - 2.9%
   AK Steel Corp.
      7.875% due 02/15/09 - B+ .............................       95         93
   Compass Minerals Group, Inc. - Sr. Sub. Notes
      10.0% due 08/15/11 - B- ..............................      275        300
   Consol Energy, Inc. - Notes
      7.875% due 03/01/12 - BB .............................      200        219
   Fastentech, Inc. - Sr. Sub. Notes 144A (a)
      11.5% due 05/01/11 - B- ..............................      135        145
   Hawk Corp. - Gtd. Sr. Notes
      8.75% due 11/01/14 - B ...............................      135        139
   Kennametal, Inc. - Sr. Notes
      7.2% due 06/15/12 - BBB ..............................       75         83
   Massey Energy Co. - Sr. Notes
      6.625% due 11/15/10 - BB .............................      110        110
   Massey Energy Corp. - Notes
      6.95% due 03/01/07 - B+ ..............................      190        195
   Novelis, Inc. - Sr. Notes
      7.25% due 02/15/15 - B ...............................      265        261
   Peabody Energy Corp. - Sr. Notes
      6.875% due 03/15/13 - BB- ............................      360        369
   Russel Metals, Inc. - Sr. Notes
      6.375% due 03/01/14 - BB- ............................       45         44
   Timken Co. - Notes
      5.75% due 02/15/10 - BBB- ............................      205        208
   United States Steel Corp. - Sr. Notes
      10.75% due 08/01/08 - BB .............................      244        281
                                                                          ------
                                                                           2,447

Office Electronics - 1.3%
   Xerox Corp.
      7.2% due 04/01/16 - B+ ...............................      360        369
   Xerox Corp. - Sr. Notes
      9.75% due 01/15/09 - B+ ..............................      645        730
                                                                          ------
                                                                           1,099

Oil & Gas - 8.2%
   Amerada Hess Corp. - Bonds
      7.875% due 10/01/29 - BBB- ...........................      195        233
   Amerada Hess Corp. - Notes
      7.3% due 08/15/31 - BBB- .............................      395        445
   ANR Pipeline Co. - Sr. Notes
      8.875% due 03/15/10 - B- .............................      355        385
   Chesapeake Energy Corp.
      7.5% due 09/15/13 - BB- ..............................       60         64
   Chesapeake Energy Corp. - Sr. Notes
      7.75% due 01/15/15 - BB- .............................       35         37

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Oil & Gas - Continued

      8.125% due 04/01/11 - BB- ............................     $340     $  359
   Delta Petroleum Corp. - Sr. Notes 144A (a)
      7.0% due 04/01/15 - B ................................       40         39
   El Paso Natural Gas Co. - Debs.
      7.5% due 11/15/26 - B- ...............................       70         72
   El Paso Natural Gas Co. - Sr. Notes
      7.625% due 08/01/10 - B- .............................      190        199
   Encore Acquisition Co. - Sr. Sub. Notes
      6.25% due 04/15/14 - B ...............................       50         49
      8.375% due 06/15/12 - B ..............................       70         76
   Enterprise Products Operating LP - Sr. Notes
      6.875% due 03/01/33 - BB+ ............................      460        482
   Evergreen Resources, Inc. - Sr. Sub. Notes
      5.875% due 03/15/12 - BBB- ...........................       55         56
   EXCO Resources, Inc. - Sr. Notes
      7.25% due 01/15/11 - B ...............................      230        235
   Forest Oil Corp. - Sr. Notes
      8.0% due 06/15/08 - BB- ..............................      102        109
      8.0% due 12/15/11 - BB- ..............................      335        367
   Giant Industries, Inc. - Sr. Sub. Notes
      8.0% due 05/15/14 - B- ...............................       35         35
      11.0% due 05/15/12 - B- ..............................      174        200
   Hornbeck Offshore Services, Inc. - Sr. Notes
      6.125% due 12/01/14 - BB- ............................      130        129
   Key Energy Services, Inc. - Sr. Notes
      6.375% due 05/01/13 - B ..............................       50         49
   Magnum Hunter Resources, Inc. - Sr. Notes
      9.6% due 03/15/12 - B+ ...............................      245        277
   Markwest Energy Partners LP - Sr. Notes
      144A (a)
      6.875% due 11/01/14 - B+ .............................       35         36
   Newfield Exploration Co. - Sr. Sub. Notes
      6.625% due 09/01/14 - BB- ............................      225        236
      8.375% due 08/15/12 - BB- ............................      215        234
   Parker Drilling Co. - Notes
      9.625% due 10/01/13 - B- .............................      210        236
   Petroleum Geo Services ASA - Sr. Notes
      10.0% due 11/05/10 - NA ..............................      420        466
   Plains Exploration & Production Co. - Sr. Notes
      7.125% due 06/15/14 - BB- ............................      105        111
   Plains Exploration & Production Co. - Sr. Sub. Notes
      8.75% due 07/01/12 - B+ ..............................       45         49
   Premcor Refining Group, Inc. - Sr. Notes
      6.75% due 02/01/11 - BB- .............................      155        159
      9.5% due 02/01/13 - BB- ..............................      345        388
   Pride International, Inc. - Sr. Notes
      7.375% due 07/15/14 - BB- ............................      520        556
   Range Resources Corp. - Sr. Sub. Notes
      144A (a)
      6.375% due 03/15/15 - B ..............................       75         74
   Tesoro Petroleum Corp. - Sr. Sec. Notes
      8.0% due 04/15/08 - BBB- .............................      125        131
   Western Oil Sands, Inc. - Sr. Sec. Notes
      8.375% due 05/01/12 - BB+ ............................     $205     $  234
   Whiting Petroleum Corp. - Sr. Sub. Notes
      7.25% due 05/01/12 - B- ..............................      185        191
                                                                          ------
                                                                           6,998

Paper & Forest Products - 4.7%
   Abitibi Consolodated, Inc. - Debs.
      7.5% due 04/01/28 - BB- ..............................      270        231
   Abitibi-Consolidated, Inc. - Notes
      8.55% due 08/01/10 - BB- .............................      880        893
   Boise Cascade Corp. - Sr. Sub. Notes 144A (a)
      7.125% due 10/15/14 - B+ .............................       75         76
   Bowater, Inc. - Notes
      6.5% due 06/15/13 - BB ...............................       35         33
   Georgia Pacific Corp. - Sr. Notes
      8.0% due 01/15/24 - BB+ ..............................      120        134
      8.875% due 02/01/10 - BB+ ............................      590        659
      9.375% due 02/01/13 - BB+ ............................      780        874
   Jefferson Smurfit Corp. - Sr. Notes
      8.25% due 10/01/12 - B ...............................      115        118
   Longview Fibre Co. - Sr. Sub. Notes
      10.0% due 01/15/09 - B+ ..............................      245        262
   Neenah Paper, Inc. - Sr. Notes 144A (a)
      7.375% due 11/15/14 - B+ .............................      250        240
   Norske Skog Canada, Ltd. - Sr. Notes
      7.375% due 03/01/14 - BB- ............................      425        408
   Tembec Industries, Inc. - Sr. Notes
      8.5% due 02/01/11 - B ................................      125        119
                                                                          ------
                                                                           4,047

Pharmaceuticals - 1.6%
   AmeriSource Bergen Corp. - Sr. Notes
      7.25% due 11/15/12 - BB+ .............................      535        570
      8.125% due 09/01/08 - BB+ ............................      140        150
   Biovail Corp. - Sr. Sub. Notes
      7.875% due 04/01/10 - BB- ............................      515        513
   Valeant Pharmaceuticals International -
      Sr. Notes
      7.0% due 12/15/11 - BB- ..............................      140        141
                                                                          ------
                                                                           1,374

Real Estate Investment Trust - 1.0%
   FelCor Lodging, Ltd. - Sr. Notes
      8.5% due 06/01/11 - B- ...............................      400        434
   La Quinta Properties, Inc. - Sr. Notes
      7.0% due 08/15/12 - BB- ..............................       55         56
   Thomburg Mortgage, Inc. - Sr. Notes
      8.0% due 05/15/13 - BB- ..............................      225        230
   Ventas Realty, Ltd. Partnership - Sr. Notes
      6.625% due 10/15/14 - BB .............................      155        153
                                                                          ------
                                                                             873

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                Par      Market
                         Name of Issuer                        Value     Value
                         --------------                       -------   -------
                                                              (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Real Estate Operations - 0.4%

   CB Richard Ellis Services, Inc. - Sr. Notes
      9.75% due 05/15/10 - B+ .............................   $  208    $   234
   Corrections Corp. of America - Sr. Notes
      144A (a)
      6.25% due 03/15/13 - BB- ............................      120        113
                                                                        -------
                                                                            347

Road & Rail - 0.5%
   Kansas City Southern Railway Co.
      9.5% due 10/01/08 - B+ ..............................      340        370
   Kansas City Southern Railway Co. - Sr. Notes
      7.5% due 06/15/09 - B+ ..............................       25         26
                                                                        -------
                                                                            396

Semiconductor Equipment & Products - 0.5%
   Amkor Technology, Inc.
      9.25% due 02/15/08 - B ..............................      180        170
   Amkor' Technologies, Inc. - Sr. Notes
      7.75% due 05/15/13 - B ..............................      100         84
   Magnachip Semiconductor - Sr. Sub. Notes 144A (a)
      8.0% due 12/15/14 - B- ..............................      145        149
                                                                        -------
                                                                            403

Specialty Retail - 0.0%
   Suburban Propane Partners - Sr. Notes
      6.875% due 12/15/13 - B .............................       30         30

Tobacco - 0.6%
   Altria Group, Inc. - Notes
      7.0% due 11/04/13 - BBB .............................      100        107
   Dimon, Inc. - Sr. Notes
      9.625% due 10/15/11 - BB ............................      160        181
   Phillip Morris Co., Inc. - Debs
      7.75% due 01/15/27 - BBB ............................      100        114
   Standard Commercial Corp. - Sr. Notes
      8.0% due 04/15/12 - BB+ .............................       75         86
                                                                        -------
                                                                            488

Wireless Telecommunications Services - 3.4%
   Dobson Cellular, Inc. - Sr. Secd. Notes 144A (a)
      8.375% due 11/01/11 - B- ............................      245        250
   Nextel Communications, Inc. - Sr. Notes
      6.875% due 10/31/13 - BB ............................    1,510      1,574
   Rogers Wireless, Inc. - Sr. Sec. Notes
      7.5% due 03/15/15 - BB ..............................      265        273
      9.625% due 05/01/11 - BB ............................      650        738
   Rural Cellular Corp. - Sr. Sec. Notes
      8.25% due 03/15/12 - B- .............................       95         98
                                                                        -------
                                                                          2,933
                                                                       -------
                               TOTAL PUBLICLY-TRADED BONDS-
                                             (Cost $85,720)    101.1%    86,307
                       Payables, less cash and receivables-     (1.1)%     (923)
                                                              ------    -------
                                                NET ASSETS-    100.0%   $85,384
                                                              ======    =======

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $11,548 or 13.5% of net assets of the Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock High Yield Bond (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $210                    3.16%               $1

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $11,375           $16,369

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $90,641       $4,476         $(321)          $4,155

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                        -------   -------
                                                                         (000's)
COMMON STOCK

Argentina - 0.0%
   Telecom Argentina Stet-France Telecom SA - ADR * (J1) ...     2,196   $    27

Australia - 4.3%
   Alumina, Ltd. (BF) ......................................    36,206       165
   Amcor, Ltd. (BE) ........................................    26,452       146
   AMP, Ltd. (JR) ..........................................    57,209       313
   Ansell, Ltd. (JL) .......................................     4,096        31
   Aristocrat Leisure Limited # (BZ) .......................     9,997        79
   Australia & New Zealand Banking Group, Ltd. (JP) ........    56,727       904
   Australian Gas & Light Co., Ltd. (J4) ...................    14,445       159
   Australian Stock Exchange, Ltd. # (JQ) ..................     3,132        49
   BHP Steel (BF) ..........................................    23,383       157
   Boral, Ltd. (BD) ........................................    18,861        89
   Brambles Industries, Ltd. # (BO) ........................    30,136       185
   Broken Hill Proprietary Co., Ltd. (BF) ..................   111,421     1,539
   Centro Properties Group (JS) ............................    23,768        95
   CFS Gandel * (JS) .......................................     1,312         2
   CFS Gandel Retail Trust (JS) ............................    43,994        54
   Coca Cola Amatil # (JG) .................................    16,560       110
   Cochlear, Ltd. (JL) .....................................     1,952        49
   Coles Myer, Ltd. # (JF) .................................    35,941       261
   Commonwealth Bank of Australia (JP) .....................    39,712     1,073
   Commonwealth Property Office (JS) .......................    37,760        36
   Computershare, Ltd. (BO) ................................    11,036        48
   CSL, Ltd. (JO) ..........................................     6,182       163
   CSR, Ltd. (BD) ..........................................    27,359        52
   DB RReef Trust * (FB) ...................................    76,916        77
   Foster's Brewing Group, Ltd. (JG) .......................    61,470       244
   Futuris Corp., Ltd. (JH) ................................    14,532        23
   General Property Trust (JS) .............................    62,903       173
   Harvey Norman Holdings, Ltd. (JD) .......................    19,300        40
   Iluka Resources, Ltd. # (BF) ............................     7,074        31
   ING Industrial Fund # (JS) ..............................    20,780        33
   Insurance Australia Group (JR) ..........................    50,070       245
   Investa Property Group (JS) .............................    41,770        67
   Jame Hardie Industries NV (BD) ..........................    14,877        69
   John Fairfax Holdings Ltd. (JA) .........................    27,614        89
   Leighton Holdings, Ltd. (BJ) ............................     4,251        34
   Lend Lease Corp. (JS) ...................................    11,482       112
   Lion Nathan, Ltd. (JG) ..................................     8,421        47
   Macquarie Goodman Group * (JS) ..........................    30,895        91
   Macquarie Infrastructure Group (BT) .....................    58,586       163
   Macquariebank, Ltd. (JP) ................................     6,873       255
   Mayne Group, Ltd. (BP) ..................................    19,144        57
   Mirvac Group (JS) .......................................    24,837        85
   National Australia Bank, Ltd. (JP) ......................    48,311     1,058
   National Mutual Holdings, Ltd. (JR) .....................    21,201        69
   Newcrest Mining, Ltd. (BF) ..............................    10,442       140
   Onesteel. Ltd. (BF) .....................................    20,202        40
   Orica, Ltd. (BC) ........................................     8,745   $   123
   Origin Energy # (BB) ....................................    24,495       135
   Pacific Brands Holding Pty., Ltd. (BY) ..................    18,584        36
   Paperlinx (BG) ..........................................    13,644        43
   Patrick Corp., Ltd. (BT) ................................    16,730        76
   Perpetual Trustees Australia. Ltd. (JQ) .................     1,100        49
   Publishing & Broadcasting, Ltd. (JA) ....................     4,029        48
   Qantas Airways, Ltd. (BQ) ...............................    27,786        76
   QBE Insurance Group, Ltd. (JR) ..........................    22,889       263
   Rinker Group (BD) .......................................    28,855       241
   Rio Tinto, Ltd. # (BF) ..................................     9,540       333
   Santos, Ltd. (BB) .......................................    18,955       132
   Sonic Healthcare, Ltd. (JM) .............................     7,914        74
   Southcorp, Ltd. * (JG) ..................................    19,062        62
   Stockland (JS) ..........................................    39,458       178
   Stockland Trust GP * (JS) ...............................     1,206         5
   Suncorp-Metway, Ltd. # (JP) .............................    16,713       251
   Tabcorp Holdings, Ltd. (BZ) .............................    16,257       211
   Telstra Corp., Ltd. # (J1) ..............................    64,808       255
   Toll Holdings, Ltd. # (BP) ..............................     8,043        87
   Transurban Group # (BT) .................................    17,268        94
   Wesfarmers (BL) .........................................    11,540       354
   Westfield Group (JS) ....................................       905        11
   Westfield Group # (JS) ..................................    43,856       549
   Westpac Banking Corp., Ltd. (JP) ........................    55,581       817
   WMC Resources, Ltd. # (BF) ..............................    35,990       222
   Woodside Petroleum, Ltd. (BB) ...........................    14,298       269
   Woolworth's, Ltd. # (JF) ................................    32,131       399
                                                                         -------
                                                                          14,394

Austria - 0.3%
   Bank Austria Credit (JP) ................................     1,155       114
   Bohler-Uddeholm AG (BF) .................................       242        33
   Erste Bank (JP) .........................................     3,794       199
   Flughafen Wien AG (BT) ..................................       330        22
   Immofinanz Immobilien # * (JS) ..........................     7,517        69
   Mayr-Melnhof Karton AG (BE) .............................       132        21
   Oesterreichische Elektrizitaetswirtschafts AG # (J3) ....       194        44
   OMV AG (BB) .............................................       519       165
   RHI AG # * (BD) .........................................       528        16
   Telecom Austria (J1) ....................................    11,001       215
   Voest Alpine AG # (BF) ..................................       809        63
   Wienerberger Baustoffindustrie AG # (BI) ................     1,982        90
                                                                         -------
                                                                           1,051

Belgium - 1.2%
   Agfa Gevaert NV (BX) ....................................     3,016       106
   Barco NV (JY) ...........................................       324        26
   Bekaert NV (BK) .........................................       454        38
   Belgacom SA * (J1) ......................................     5,062       209

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
                      --------------                         ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

Belgium - Continued
   CMB CIE Maritime Belge # (BR) .........................         465    $   18
   Cofinimmo SA (JS) .....................................         158        26
   Colruyt NV (JF) .......................................         551        86
   D' Ieteren SA # (JB) ..................................          77        18
   Delhaize SA (JF) ......................................       2,187       150
   DEXIA # (JP) ..........................................      19,389       461
   Electrabel SA # (J3) ..................................         852       382
   Euronav NV # (BR) .....................................         558        19
   Fortis (JQ) ...........................................      36,221     1,032
   GPE Bruxelles LAM (JQ) ................................       2,150       196
   Interbew (JG) .........................................       5,484       192
   KBC Bancassurance Holding NV (JP) .....................       5,682       479
   Mobistar SA * (J1) ....................................         888        78
   NV Union Miniere SA (BF) ..............................         756        77
   Omega Pharma SA (JL) ..................................         631        33
   Solvay SA (BC) ........................................       1,973       235
   UCB SA # * (JO) .......................................       2,729       132
                                                                          ------
                                                                           3,993

Brazil - 0.1%
   Aracruz Celulose SA - ADR * (BG) ......................         897        32
   Brasil Telecom Participacoes SA (J1) ..................   2,000,000        19
   Centrais Electricas Brasileiras SA * (J3) .............   1,800,000        24
   Centrais Electricas Brasileiras SA - ADR * (J3) .......       3,676        25
   Compahnia Vale Do Rio Doce (BF) .......................       4,300       137
   Petrol Brasilieros (BB) ...............................       2,900       128
   Sabesp CIA Saneam (J6) ................................     450,000        22
   Sider Nacional CIA (BF) ...............................       1,400        33
   Souza Cruz (JI) .......................................       2,500        30
   Tele Norte Leste (J1) .................................       1,900        36
   Usinas Siderurgicas de Minas Gerais SA - ADR # *
      (BF) ...............................................       1,669        36
                                                                          ------
                                                                             522

Canada - 5.6%
   Aber Diamond Corp. * (BF) .............................       1,600        49
   Abitibi Consolidated, Inc. # * (BG) ...................      11,300        52
   Agnico-Eagle Mines, Ltd. * (BF) .......................       2,800        41
   Agrium, Inc. # * (BC) .................................       3,800        70
   Alcan Aluminum, Ltd. # * (BF) .........................      11,100       422
   Aliant, Inc. * (J1) ...................................       1,100        26
   Angiotech Pharmaceuticals, Inc. * (JO) ................       2,400        37
   ATI Technologies, Inc. * (JX) .........................       7,600       131
   Ballard Power Systems, Inc. # * (BK) ..................       2,000        10
   Bank Nova Scotia Halifax # * (JP) .....................      30,800     1,007
   Bank of Montreal # * (JP) .............................      15,300       711
   Barrick Gold Corp. # * (BF) ...........................      15,200       364
   BCE, Inc. # * (J1) ....................................       9,200       230
   Biovail Corp. # * (JO) ................................       4,400        66
   Bombardier, Inc. - Cl. B # * (BH) .....................      43,600        97
   Brascan Corp. - Cl. A # * (BL) ........................       7,000       264
   Brookfield Properties Corp. * (JS) ....................       4,050       104
   CAE, Inc. # * (BH) ....................................       6,300    $   31
   Cameco Corp. # * (BF) .................................       5,300       235
   Canadian Imperial Bank of Commerce # * (JP) ...........      10,700       649
   Canadian National Railway Co. # * (BS) ................       8,800       555
   Canadian Natural Resources, Ltd. # * (BB) .............       8,200       463
   Canadian Pacific Railway # * (BS) .....................       4,700       170
   Canadian Tire, Ltd. - Cl. A # * (JD) ..................       2,400       113
   Celestica, Inc. * (JY) ................................       5,700        77
   CGI Group, Inc. - Cl. A * (JU) ........................       8,300        52
   CI Fund Management, Inc. * (JQ) .......................       5,300        76
   Cognos, Inc. * (JV) ...................................       2,800       118
   Cott Corp. * (JG) .....................................       1,900        46
   CP Ships, Ltd. Common # * (BR) ........................       2,800        40
   Dofasco, Inc. # * (BF) ................................       2,400        71
   Domtar, Inc. # * (BG) .................................       6,500        55
   Enbridge, Inc. # * (J4) ...............................       5,000       257
   Encana Corp. # * (BB) .................................      14,100       996
   Fairfax Financial Holdings, Ltd. # * (JR) .............         400        60
   Fairmont Hotels Resorts, Inc. # (BZ) ..................       2,200        73
   Falconbridge, Ltd. # * (BF) ...........................       2,500        90
   Finning International, Inc. * (BM) ....................       2,500        68
   Four Seasons Hotels, Inc. * (BZ) ......................         700        49
   Glamis Gold, Ltd. * (BF) ..............................       3,700        57
   Goldcorp, Inc. # * (BF) ...............................      10,100       144
   Great West Lifeco, Inc. # * (JR) ......................       7,900       174
   Hudson's Bay Co. * (JD) ...............................       1,800        19
   Husky Energy, Inc. # * (BB) ...........................       3,900       117
   IGM Financial, Inc. # * (JQ) ..........................       3,700       115
   Imperial Oil, Ltd. # (BB) .............................       3,700       281
   Inco, Ltd. # * (BF) ...................................       5,800       230
   Intrawest Corp. * (BZ) ................................       1,200        23
   Kinross Gold Corp. * (BF) .............................      10,600        65
   Loblaw Co., Ltd. * (JF) ...............................       3,300       198
   Magna International, Inc. # * (BU) ....................       3,000       201
   Manulife Financial Corp. # * (JR) .....................      24,800     1,184
   Masonite International Corp. (BI) .....................       1,600        56
   MDS, Inc. * (JM) ......................................       4,000        58
   Meridian Gold, Inc. * (BF) ............................       3,200        54
   Methanex Corp. * (BC) .................................       3,500        67
   MI Developments, Inc. - Cl. A * (JS) ..................       1,500        47
   National Bank of Canada # * (JP) ......................       5,000       216
   Nexen, Inc. * (BB) ....................................       4,000       219
   Noranda, Inc. # * (BF) ................................       5,500       111
   Nortel Networks Corp. # (JW) ..........................     128,400       349
   Nova Chemicals Corp. * (BC) ...........................       2,700       115
   Novelis, Inc. # * (BF) ................................       2,020        44
   ONEX Corp. * (JY) .....................................       3,600        59
   Open Text Corp. # * (JT) ..............................       1,300        23
   Penn West Petroleum, Ltd. * (BB) ......................       1,600       106
   Petro Canada * (BB) ...................................       8,100       470
   Placer Dome, Inc. # * (BF) ............................      13,100       212

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Canada - Continued
   Potash Corp. of Saskatchewan, Inc. # * (BC) .............     3,300   $   290
   Power Corp. Canada # * (JQ) .............................     9,600       238
   Power Financial Corp. # * (JQ) ..........................     7,600       201
   Precision Drilling Corp. * (BA) .........................     1,900       142
   QLT, Inc. * (JN) ........................................     2,700        35
   Quebecor World, Ltd. # * (JA) ...........................     2,500        59
   Rogers Communications, Inc. - Cl. B # (J1) ..............     5,900       161
   Royal Bank of Canada # * (JP) ...........................    19,700     1,198
   Shaw Communications, Inc. # * (JA) ......................     6,100       124
   Shell Canada, Ltd. * (BB) ...............................     2,100       151
   Shoppers Drug Mart Corp. * (JF) .........................     5,600       187
   SNC-Lavalin Group, Inc. * (BJ) ..........................     1,500        87
   Sun Life Financial, Inc. # * (JR) .......................    18,300       597
   Suncor Energy, Inc. # * (BB) ............................    13,900       560
   Talisman Energy, Inc. # * (BB) ..........................    11,800       404
   Teck Cominco, Ltd. - Cl. B * (BF) .......................     5,600       208
   Telus Corp. * (J1) ......................................     2,000        64
   Telus Corp. * (J1) ......................................     4,700       145
   Thomson Corp. # * (JA) ..................................     7,100       238
   Transalta Corp. # * (J5) ................................     5,900        90
   TransCanada Corp. # * (J4) ..............................    14,600       360
   TSX Group, Inc. # * (FB) ................................     1,100        57
   Weston George, Ltd. # * (JF) ............................     1,500       135
                                                                         -------
                                                                          18,770

Chile - 0.0%
   Sociedad Quimica y Minera de Chile SA
      - ADR # * (BC) .......................................       736        59
Czech Republic - 0.1%
   Ceske Energeticke Zavody AS (J3) ........................     5,909       104
   Komercni Banka AS (JP) ..................................       433        62
   Philip Morris Credit AS (JI) ............................        20        16
   SPT Telecom AS (J1) .....................................     4,591        86
   UniPetrol * (BC) ........................................     2,068        13
   Zentiva NV * (JO) .......................................       380        14
                                                                         -------
                                                                             295

Denmark - 0.7%
   A P Moller-Maersk A/S - Cl. B (BR) ......................        35       326
   Bang & Olufsen AS - Ser. B (BW) .........................       375        25
   Carlsberg AS # (JG) .....................................     1,000        50
   Coloplast - Ser. B (JL) .................................       800        42
   Danisco AS (JH) .........................................     1,650       112
   Danske Bank # (JP) ......................................    13,900       403
   DSV # (BS) ..............................................       675        51
   FLS Industries AS - Cl. B # * (BJ) ......................       900        17
   GN Store Nord # (JW) ....................................     7,000        80
   H. Lundbeck AS # (JO) ...................................     2,300        56
   ISS AS # (BO) ...........................................     1,500       122
   Kobenhauns Lufthavne AS (BT) ............................       175        42
   NKT Holdings AS # (BK) ..................................       600        21
   Novo Nordisk AS # (JO) ..................................     7,650       426
   Novozymes AS - Ser. B # (BC) ............................     1,600   $    78
   Ostasiatiske Kompagni (JH) ..............................       600        34
   Tele Danmark AS # (J1) ..................................     5,900       249
   Topdanmark AS * (JR) ....................................       575        43
   Vestas Wind Systems AS # * (BK) .........................     5,233        75
   William Demant Holdings AS # * (JL) .....................       800        40
                                                                         -------
                                                                           2,292

Finland - 1.2%
   Amer Group, Ltd. # (BX) .................................     2,100        38
   ELISA Corp. - Ser. A # * (J1) ...........................     4,360        74
   Fortum Oyj # (BB) .......................................    10,600       206
   KCI Konecranes Oyj # (BM) ...............................       450        19
   Kesko Oyj # (JF) ........................................     1,800        46
   Kone Oyj - Ser. B (BM) ..................................     1,198        93
   Metso OYJ # (BM) ........................................     3,200        57
   Nokia Oyj (JW) ..........................................   145,300     2,253
   Nokian Renkaat # (BU) ...................................       315        51
   Orion - Ser. B # (JO) ...................................     2,300        35
   Outokumpu Oyj # (BF) ....................................     2,800        50
   Pohoja Group plc - Ser. D # (JR) ........................     1,869        23
   Rautaruukki Oyj # (BF) ..................................     2,500        34
   Sampo Insurance Co. plc (JR) ............................    12,300       179
   Stora Enso Oyj # (BG) ...................................    19,500       274
   Tietoenator Oyj # (JU) ..................................     2,600        89
   UPM-Kymmene Corp. # (BG) ................................    16,300       361
   Uponor Oyj # (BI) .......................................     1,800        38
   Wartsila # (BM) .........................................     1,900        50
                                                                         -------
                                                                           3,970

France - 7.7%
   Accor SA # (BZ) .........................................     5,883       288
   Air Liquide # (BC) ......................................     3,285       604
   Alcatel # * (JW) ........................................    37,129       451
   Alstom # * (BK) .........................................   131,407       112
   Areclor # (BF) ..........................................    14,356       328
   Atos Origin SA # * (JU) .................................     1,757       119
   Autoroutes du Sud de la France # (BT) ...................     2,119       108
   AXA # (JR) ..............................................    42,932     1,144
   BNP Paribas # (JP) ......................................    24,085     1,707
   Bouygues SA # (J2) ......................................     5,959       236
   Business Objects * (JV) .................................     2,085        56
   Caisse National Credit Agricole # (JP) ..................    19,959       543
   Cap Gemini SA # * (JU) ..................................     3,758       131
   Carrefour SA # (JF) .....................................    17,353       921
   Casino Guichard-Perrachon SA # (JF) .....................     1,019        86
   CIE De St. Gobain # (BI) ................................     9,234       563
   CNP Assurances # (JR) ...................................     1,100        78
   Dassault Systemes SA # (JV) .............................     1,730        82
   EADS, Inc. # (BH) .......................................     7,364       220
   Essilor International # (JL) ............................     2,891       209
   Euronext NV # (JQ) ......................................     2,969       106
   France Telecom # (J1) ...................................    44,796     1,342
   Gecina # (JS) ...........................................       983       112

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)

COMMON STOCK - Continued

France - Continued
   Groupe Air France # (BQ) ................................     3,736   $    67
   Groupe Danone # (JH) ....................................     7,313       728
   Hermes International # (BY) .............................       287        58
   Imerys # (BI) ...........................................       915        69
   Klepierre # (JS) ........................................       665        60
   L'Oreal SA # (JK) .......................................     9,148       732
   Lafarge SA # (BD) .......................................     5,183       502
   Lagardere SCA # (JA) ....................................     3,796       287
   LVMH (Louis Vuitton Moet Hennessy) # (BY) ...............     7,374       552
   Michelin # (BU) .........................................     4,294       282
   Pernod Ricard # (JG) ....................................     1,542       215
   Peugoet SA # (BV) .......................................     5,094       324
   Pinault-Printemps-Redoute SA # (JD) .....................     2,041       218
   Publicis Groupe SA # (JA) ...............................     3,836       118
   Renault 3 (BV) ..........................................     5,622       502
   Sagem SA # (JY) .........................................     4,852       109
   Sanofi-Synthelabo SA # (JO) .............................    29,467     2,486
   Schneider SA # (BK) .....................................     6,670       523
   Societe BIC SA # (BO) ...................................       857        49
   Societe Generale - Cl. A # (JP) .........................    10,094     1,049
   Societe Television Francaise # (JA) .....................     3,599       114
   Sodexho Alliance SA # (BZ) ..............................     2,972        99
   STMicroelectronics # (J0) ...............................    17,611       293
   SUEZ # (J5) .............................................    24,189       651
   Technip SA # (BA) .......................................       590        99
   Thales # (BH) ...........................................     2,399       100
   Thomson Multimedia # (BW) ...............................     6,963       188
   Total Fina SA - Cl. B # (BB) ............................    17,209     4,028
   Unibail SA # (JS) .......................................     1,279       152
   Valeo SA # (BU) .........................................     2,303       103
   Veolia Environment # (J5) ...............................     9,249       328
   Vinci SA # (BJ) .........................................     2,180       314
   Vivendi Universal SA # * (JA) ...........................    30,854       945
   Zodiac SA # (BH) ........................................     1,056        49
                                                                         -------
                                                                          25,939

Germany - 5.4%
   Adidas-Salomon AG # (BY) ................................     1,385       220
   Allianz AG # (JR) .......................................     9,370     1,190
   Altana AG # (JO) ........................................     2,121       135
   BASF AG # (BC) ..........................................    15,768     1,118
   Bayer AG # * (BC) .......................................    20,036       662
   Bayerische Vereinsbank AG # * (JP) ......................    19,474       476
   Beiersdorf AG # (JK) ....................................       520        58
   Celesio AG # (JM) .......................................     1,013        83
   Commerzbank AG * (JP) ...................................    13,715       298
   Continental AG (BU) .....................................     4,003       311
   DaimlerChrysler AG # (BV) ...............................    26,209     1,174
   Depfa Bank plc (JP) .....................................    10,854       172
   Deutsche Bank AG # (JP) .................................    14,899     1,286
   Deutsche Boerse AG # (JQ) ...............................     3,189       240
   Deutsche Post AG (BP) ...................................    15,298       373
   Deutsche Telekom AG # * (J1) ............................    83,029     1,658
   Douglas Holding AG # (JE) ...............................       880        32
   E.On AG # (J3) ..........................................    18,952     1,627
   Epcos AG # * (JY) .......................................     1,239        17
   Fresenius Medical Care AG (JM) ..........................     1,069        87
   Heidelberg Zement (BD) ..................................     1,994       125
   Hypo Real Estate * (JQ) .................................     3,975       166
   Infineon Technologies AG # * (J0) .......................    19,025       183
   Karstadt AG # (JD) ......................................     1,880        19
   Linde AG # (BM) .........................................     2,543       175
   Lufthansa AG # * (BQ) ...................................     6,948       100
   MAN AG # (BM) ...........................................     4,240       190
   Marschollek Lauten # (JR) ...............................     2,085        30
   Merck KGAA # (JO) .......................................     1,532       109
   Metro AG # (JD) .........................................     4,400       236
   Muenchener Rueckversicherungs- Gesellschaft AG # (JR) ...     5,598       675
   Puma AG # (BY) ..........................................       488       122
   Qiagen NV * (JL) ........................................     3,815        45
   RWE AG # (J5) ...........................................    12,759       772
   SAP AG # (JV) ...........................................     6,243     1,006
   Schering AG # (JO) ......................................     5,046       335
   Siemens AG (BK) .........................................    24,259     1,920
   Suedzucker AG # (JH) ....................................     1,350        27
   Thyssen Krupp AG (BF) ...................................     9,278       191
   Tui AG # (BZ) ...........................................     4,606       122
   Volkswagen AG # (BV) ....................................     6,750       321
                                                                         -------
                                                                          18,086

Greece - 0.5%
   Alpha Credit Bank (JP) ..................................     6,176       208
   Bank of Piraeus (JP) ....................................     5,200        94
   Commercial Bank of Greece (JP) ..........................     1,640        43
   Cosmote Mobile Telephone (J2) ...........................     3,598        63
   Duty Free Shops (JD) ....................................       490         8
   EFG Eurobank (JP) .......................................     5,760       179
   Folli-Folie (BY) ........................................       400        11
   Germanos SA (JE) ........................................       696        21
   Hellenic Bottling Co. SA (JH) ...........................     3,300        83
   Hellenic Petroleum SA (BB) ..............................     3,330        33
   Hellenic Technodomiki Tev SA (BJ) .......................     2,404        11
   Hellenic Telecommunication Organization SA (J1) .........     7,600       134
   Hyatt Regency Hotel (BZ) ................................     1,225        15
   Intracom SA (JW) ........................................     2,680        14
   National Bank of Greece SA (JP) .........................     8,197       278
   OPAP SA (BZ) ............................................     4,933       144
   Public Power Corp. (J3) .................................     3,232        93
   Technical Olympic SA (BJ) ...............................     2,130        13
   Titan Cement Co. (BI) ...................................     1,780        59
   Viohalco (BF) ...........................................     3,420        27
                                                                         -------
                                                                           1,531

Hong Kong - 2.0%
   Air China, Ltd. * (BQ) ..................................    86,000        31

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)

COMMON STOCK - Continued

Hong Kong - Continued
   Aluminum Corp. of China, Ltd. # (BF) ....................    90,000      $ 52
   Angang Steel (BF) .......................................    34,000        20
   Anhui Conch Cement Co., Ltd. # (BD) .....................    16,000        15
   ASM Pacific Technology, Ltd. # (J0) .....................     4,500        19
   Avichina Industry (BV) ..................................    48,000         4
   Bank of East Asia, Ltd. (JP) ............................    33,592        97
   Beijing Capital International (BT) ......................    38,000        14
   Beijing Datang Power Generation Co., Ltd. # (J3) ........    50,990        37
   Beijing Enterprise (BL) .................................     8,000        11
   BOC Hong Kong Holdings, Ltd. (JP) .......................    94,500       173
   Brilliance China Automotive Holdings, Ltd. # (BV) .......    84,000        15
   BYD Co., Ltd. # (BL) ....................................     5,500        16
   Cathay Pacific Airways # (BQ) ...........................    26,000        49
   Cheung Kong Holdings, Ltd. (JS) .........................    38,000       336
   Cheung Kong Infrastructure Holdings, Ltd. (BD) ..........    12,000        34
   China East Airline # * (BQ) .............................    50,000         9
   China Everbright, Ltd. (JQ) .............................    24,000         9
   China Life Insurance Co., Ltd. * (JR) ...................   246,000       164
   China Merchants Holdings International Co., Ltd. (BL) ...    40,000        78
   China Overseas and Land Invest (JS) .....................   116,000        26
   China Petroleum (BB) ....................................   494,000       201
   China Pharma Group (JO) .................................    22,000         6
   China Res Beijing (JS) ..................................    30,000         6
   China Resources Enterprise, Ltd. # (JB) .................    36,000        49
   China Shipping Container Lines # * (BR) .................    77,000        38
   China Shipping Development (BR) .........................    46,620        41
   China Southern Airlines Co. Ltd * (BQ) ..................    44,300        15
   China Telecom Corp. (J1) ................................   486,000       170
   China Telecom, Ltd. (J2) ................................   180,699       591
   China Travel International (BZ) .........................    70,000        22
   Citic Pacific, Ltd. (BL) ................................    40,000       117
   CLP Holdings, Ltd. (J3) .................................    45,900       261
   CNOOC, Ltd. (BB) ........................................   453,000       244
   Cofco International, Ltd. (JH) ..........................    24,000        10
   Cosco Pacific, Ltd. (BR) ................................    40,000        87
   Denway Motors, Ltd. # (BV) ..............................   180,000        63
   Digital China Holdings * (JY) ...........................    14,000         4
   Esprit Holdings, Ltd. (JE) ..............................    22,500       154
   Fujian Zijin Minin # (BF) ...............................    26,000        11
   Giordano International Ltd. (JE) ........................    38,000        26
   Guangshen Railway Co., Ltd. (BS) ........................    48,990        18
   Guangzhou Investment Co., Ltd. (BL) .....................   122,000        11
   Hang Lung Properties (JS) ...............................    46,000        67
   Hang Seng Bank, Ltd. (JP) ...............................    19,500       258
   Henderson Land Development Co., Ltd. (JS) ...............    18,000        80
   Hong Kong & China Gas Co., Ltd. (J4) ....................    93,490       184
   Hong Kong Electric Holding, Ltd. (J3) ...................    35,000       155
   Hong Kong Exchange & Clearing, Ltd. # (JQ) ..............    28,000        73
   Hopewell Holdings, Ltd. (BL) ............................    16,000        38
   Huadian Power International Corp. (J3) ..................    54,000        15
   Huaneng Power International # (J3) ......................   112,000        83
   Hutchison Telecom * (J1) ................................    35,000        33
   Hutchison Whampoa, Ltd. # (BL) ..........................    54,800       466
   Hysan Development Co., Ltd. (JS) ........................    15,375        30
   Jiangxi Copper Co., Ltd. (BF) ...........................    27,000        14
   Jianssu Expressway Company, Ltd. # (BT) .................    44,000        20
   Johnson Electric Holdings, Ltd. (BK) ....................    35,000        32
   Kerry Properties, Ltd. # (JS) ...........................    12,656        28
   Kingboard Chemical Holding Co., Ltd. (JY) ...............    12,000        36
   Legend Holdings # (JX) ..................................   120,899        41
   Li & Fung, Ltd. (JB) ....................................    40,000        73
   Maanshan Iron & Steel Co., Ltd. (BF) ....................    64,000        22
   MTR Corp. # (BS) ........................................    34,367        53
   New World Development Co., Ltd. # (JS) ..................    57,253        56
   Orient Overseas International, Ltd. (BR) ................     5,000        24
   PCCW, Ltd. # (J1) .......................................    89,860        50
   PetroChina Company, Ltd. # (BB) .........................   582,000       362
   PICC Property & Casualty * (JR) .........................    90,000        28
   Ping An Insurance * (JR) ................................    47,500        75
   Quinling Motors # (BM) ..................................    42,000         8
   Semiconductor Manufacturing * (J0) ......................   198,000        38
   Shanghai Industrial Holdings, Ltd. (BL) .................    14,000        30
   Shanghai Petrochemical Co., Ltd. (BC) ...................    84,000        34
   Shangri-La Asia, Ltd. # (BZ) ............................    28,249        41
   Shenzen Investments (JQ) ................................    42,000         6
   Shenzhen Expressway Co., Ltd. (BT) ......................    24,000         9
   Sino Landco # (JS) ......................................    26,257        24
   Sinopec Beijing Yanhua Petrochemical Co., Ltd. (BC) .....    38,000        18
   Sinotrans, Ltd. # (BT) ..................................    55,000        16
   Smartone Telecommunication Holdings, Ltd. (J2) ..........     7,500         8
   South China MP Group Ltd. (JA) ..........................    24,000        11
   Sun Hung Kai Properties, Ltd. (JS) ......................    34,000       308
   Swire Pacific, Ltd. - Cl. A (JQ) ........................    23,500       186
   TCL Communication Equipment # * (JW) ....................     9,600         1
   TCL International Holdings, Ltd. # (BW) .................    44,000        11
   Techtronic Industrials # (BM) ...........................    22,000        49
   Television Broadcasts (JA) ..............................     7,000        35
   Texwinca Holdings # (BY) ................................    14,000        11
   Travelesky Technology, Ltd. (BO) ........................    10,000         8
   Tsingtao Brewery - Ser. H (JG) ..........................    10,000        10
   Weiqiao Textile Co., Ltd. # (BY) ........................    12,000        17
   Wharf Holdings, Ltd. # (JS) .............................    31,000        98

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Hong Kong - Continued
   Yanzhou Coal Mining (BF) ................................    44,000    $   60
   Yizheng Chemical Fibre Co., Ltd. - Cl. A (BC) ...........    44,000         8
   Yue Yuen Industrial Holdings, Ltd. # (JE) ...............    11,500        33
   Zhejiang Expressway Co., Ltd # (BT) .....................    52,000        37
   ZTE Corp. (JW) ..........................................     5,800        19
                                                                          ------
                                                                           6,884

Hungary - 0.2%
   Borsod Chemical (BC) ....................................     1,961        27
   Gedeon Richter (JO) .....................................       450        62
   Magyar Tavkozlesi (J1) ..................................    15,103        71
   Mol Magyar Olaj-es Gazipari (BB) ........................     2,447       197
   OTP Bank (JP) ...........................................     8,111       277
                                                                          ------
                                                                             634

India - 0.6%
   ABB, Ltd. (BK) ..........................................       277         7
   Ashok Leyland (BV) ......................................    11,340         5
   Asian Paints, Ltd. (BC) .................................       784         7
   Associated Cement Companies, Ltd. (BD) ..................     1,118         9
   Bajaj Auto, Ltd. (BV) ...................................       928        23
   Bank of Baroda (JP) .....................................     1,797         9
   Bharat Heavy Electricals, Ltd. (BK) .....................     1,745        31
   Bharat Petroleum Corp., Ltd. (BB) .......................     1,908        15
   Britannia Industries, Ltd. (JH) .........................       164         3
   Castrol, Ltd. (BB) ......................................       809         3
   Cipla (JO) ..............................................     2,170        13
   Colgate Palmolive Co. (JJ) ..............................       889         4
   Dr. Reddys Labs (JO) ....................................     1,570        27
   Flex Solutions * (BL) ...................................     1,191        16
   Gail LD (J4) ............................................     7,956        39
   GlaxoSmithKline Pharmaceuticals (JO) ....................       637        10
   Grasim Industries, Ltd. (BL) ............................     1,008        28
   Gujarat Ambuja Cements Ltd. (BD) ........................     1,956        18
   HDFC Bank Ltd. (JP) .....................................     5,751        72
   Hero Honda Motors, Ltd. (BV) ............................     2,371        30
   Hindlaco Industries (BF) ................................     1,098        33
   Hindustan Lever Ltd. (JJ) ...............................    24,061        73
   Hindustan Petroleum Corp., Ltd. (BB) ....................     2,584        18
   Housing Development Financing Corp., Ltd. (JQ) ..........     5,396        90
   Icici Banking (JP) ......................................    14,899       134
   Indian Hotels Co., Ltd. (BZ) ............................       443         6
   Indian Petrochemical (BC) ...............................     2,097         8
   Infosys Technologies, Ltd. (JU) .........................     5,417       279
   ITC, Ltd. (JI) ..........................................     2,171        67
   Larsen & Toubro (BJ) ....................................     1,549        35
   Mahanagar Telephone Nigam, Ltd. (J1) ....................     6,006        16
   Mahindra & Mahindra (BV) ................................     1,562        18
   Maruti Udyog (BV) .......................................     2,193        21
   Moser Baer * (JX) .......................................       912         4
   Nestle India, Ltd. (JH) .................................       706        10
   Oil & Natural Gas (BB) ..................................     5,336       108
   Punjab Tractors, Ltd. (BM) ..............................       497         2
   Ranbaxy Laboratories, Ltd. (JO) .........................     2,212        51
   Reliance Industries, Inc. (BC) ..........................    19,554       244
   Satyam Computer Services, Ltd. (JU) .....................     7,058        66
   State Bank of India (JP) ................................     2,237        37
   Sun Pharmaceutical (JO) .................................     1,264        14
   Tata Ironsteel (BF) .....................................     4,168        38
   Tata Consultancy Services, Ltd. (JU) ....................     1,796        59
   Tata Engineering and Locomotive Co., Ltd. (BM) ..........     5,539        53
   Tata Power Co. (J3) .....................................     1,495        12
   Tata Tea Ltd. (JH) ......................................       582         7
   Ultratech Cemco * (BI) ..................................       778         6
   Videsh Sanchar Nigam, Ltd. (J1) .........................     1,553         7
   Wipro Ltd. * (JU) .......................................     2,851        44
   Zee Telefilms Ltd. (JA) .................................     6,405        20
                                                                          ------
                                                                           1,949

Indonesia - 0.2%
   Aneka Tambang TBK (BF) ..................................    21,500         5
   Astra Argo Lestari TBK (JH) .............................    18,000         8
   Astra International (BV) ................................    71,000        79
   Bank Central Asia (JP) ..................................   155,000        56
   Bank Danamon (JP) .......................................    39,000        19
   Bank Mandiri (JP) .......................................   190,500        34
   Bank Pan Indonesia (JP) .................................   188,000        10
   Bank Rakyat (JP) ........................................   149,000        45
   Bumi Resources Tbk * (BF) ...............................   371,000        30
   HM Sampoerna (JI) .......................................    93,000       102
   Indocement Tunggal * (BD) ...............................    27,000         8
   Indofood Suskes Mak Tbk (JH) ............................   136,500        17
   Kalbe Farma PT (JO) .....................................   119,000         9
   Lippo Bank * (JP) .......................................    50,500         4
   Perusahaan Gas Negara PT (J4) ...........................    44,000        11
   PT Gudang Garam Tbk (JI) ................................    18,500        31
   PT Semen Gresik (BD) ....................................     4,500         8
   PT Telekomunikasi Indonesia - ADR * (J1) ................     8,229       154
   Ramayana Lestari Sentosa PT (JD) ........................    72,000         6
   Tempo Scan Pacific TBK (JO) .............................     5,000         4
   United Tractors (BM) ....................................    45,500        14
                                                                          ------
                                                                             654

Ireland - 0.6%
   Allied Irish Banks Plc (JP) .............................    24,715       517
   Bank of Ireland (JP) ....................................    27,805       438
   CRH plc (BD) ............................................    15,251       400
   DCC plc (BL) ............................................     2,187        51
   Eircom Group plc (J1) ...................................    12,556        33
   Elan Corp. * (JO) .......................................    11,125        35
   Fyffes plc (JF) .........................................     8,095        24
   Grafton Group * (BI) ....................................     5,853        69

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                           ------   -------
                                                                         (000's)

COMMON STOCK - Continued

Ireland - Continued

   Greencore Group plc (JH) ................................     3,727   $   16
   Independent Newspapers, Ltd. (JA) .......................    16,479       54
   Irish Life & Permanent plc (JR) .........................     7,774      138
   Kerry Group plc (JH) ....................................     3,756       91
   Kingspan Group plc (BI) .................................     3,014       36
   Waterford Wedgewood plc * (BW) ..........................    62,888        3
                                                                         ------
                                                                          1,905

Israel - 0.3%

   AudioCodes, Ltd. * (JW) .................................       612        7
   Bank Hapoalim (JP) ......................................    22,012       74
   Bank Leumi Le-Israel (JP) ...............................    18,676       52
   Bezeq Israeli Telecommunication Corp., Ltd. * (J1) ......    25,030       29
   CLAL Industries (BL) ....................................     1,333        7
   CLAL Insurance Enterprises (JR) .........................       428        9
   Discount Investor Corp. (JQ) ............................       504       13
   Elbit Systems, Ltd. (BH) ................................       601       14
   ICL Israel Chemicals, Ltd. (BC) .........................    13,243       36
   IDB Development Corp, Ltd. (JQ) .........................       631       20
   Israel Discount Bank - Ser. A * (JP) ....................    12,114       17
   Koor Industries, Ltd. * (BL) ............................       303       16
   Makteshim-Agan Industries, Ltd. (BC) ....................     6,341       35
   Matav-Cable Systems Media, Ltd. (JA) ....................       427        3
   Migdal Insurance (JR) ...................................     4,413        6
   Nice Systems, Ltd. * (JW) ...............................       467       15
   Osem Investment, Ltd. (JH) ..............................       796        7
   Partner Communications * (J2) ...........................     1,754       16
   Retalix, Ltd. * (JV) ....................................       416       10
   Strauss Elite, Ltd. - Ser. A * (JH) .....................       676        6
   Supersol, Ltd. * (JF) ...................................     2,619        7
   Teva pharmaceutical Industries, Ltd. (JO) ...............    17,344      540
   The Israel Corp., Ltd. * (JQ) ...........................        47       12
   United Mizrahi Bank (JP) ................................     2,929       14
                                                                         ------
                                                                            965

Italy - 3.3%

   Alleanza Assicurazioni # (JR) ...........................    13,809      180
   Assicurazioni Generali # (JR) ...........................    28,406      917
   Autogrill SpA # * (BZ) ..................................     3,342       50
   Autostrade SpA (BT) .....................................     8,465      219
   Banca Antonveneta SpA # * (BL) ..........................     6,835      222
   Banca Fideuram # (JQ) ...................................     9,037       46
   Banca Intesa SpA (JP) ...................................    27,896      128
   Banca Intesa SpA # (JP) .................................    96,686      492
   Banca Nazionale del Lavoro # (JP) .......................    49,297      159
   Banca Popolare di Milano (JP) ...........................    11,813      113
   BCA Di Roma (JP) ........................................    42,492      221
   BCE Pop Unite (J1) ......................................    10,041      211
   BCP Pop Veron (JP) ......................................    11,037      206
   Benetton Group SPA # (BY) ...............................     1,441       14
   Bulgari SpA (BY) ........................................     3,902       46
   Edison International # * (J3) ...........................    23,497       48
   Enel SpA (J3) ...........................................   108,571   $ 1,039
   ENI # (BB) ..............................................    77,209     2,005
   Fiat SpA # * (BV) .......................................    15,536       113
   FinecoGroup # * (JP) ....................................     4,804        42
   Finmeccanica SA (BH) ....................................   176,207       179
   GR Education L Espresso # (JA) ..........................     4,435        28
   Italcementi SpA # (BD) ..................................     2,086        35
   Luxottica Group # (JL) ..................................     3,855        79
   Mediaset SpA # (JA) .....................................    17,472       252
   Mediobanca SpA # (JP) ...................................    13,828       240
   Mediolanum SpA # (JQ) ...................................     7,222        49
   Mondadori Editore SpA (JA) ..............................     3,396        36
   Monte Paschi Siena # (JP) ...............................    32,959       111
   Pirelli & Co. Spa # (BL) ................................    77,710        97
   Riunione Adriatica di Sicorta SpA (JR) ..................     8,998       212
   San Paolo-IMI SpA # (JP) ................................    32,287       506
   Seat Pagine Gialle # (JA) ...............................   111,332        46
   Snam Rete Gas (J4) ......................................    26,284       146
   T.E.R.N.A # (J3) ........................................    28,250        75
   Telecom Italia # (J1) ...................................   417,140     1,468
   Telecom Italia Media # * (JA) ...........................    42,758        24
   Telecom Italia Mobile SpA (J2) ..........................    37,417       251
   Tiscali SPA # * (JT) ....................................     6,325        23
   UniCredito Italiano SpA (JP) ............................   131,242       771
                                                                         -------
                                                                          11,099

Japan - 17.3%

   Acom Co., Ltd. (JQ) .....................................     2,030       137
   Aderans Co., Ltd. (JK) ..................................       900        19
   Advantest # (J0) ........................................     2,300       176
   Aeon Co., Ltd. # (JD) ...................................    17,300       292
   Aeon Credit Service Co., Ltd. (JQ) ......................     1,200        81
   Aiful Corp. (JP) ........................................       725        57
   Aiful Corp. (JQ) ........................................     2,250       180
   Aisin Seiki Co. (BU) ....................................     4,600       105
   Ajinomoto Co., Inc. # (JH) ..............................    19,000       232
   Alfresa Holdings Corp. # (JL) ...........................       500        21
   All Nippon Airways Co., Ltd. # (BQ) .....................    15,000        51
   Alps Electric Co. # (JY) ................................     5,000        80
   Amada Co., Ltd (BM) .....................................     9,000        55
   Amano Corp. # (BO) ......................................     2,000        22
   Anritsu Corp. # (JY) ....................................     2,000        13
   Aoyama Trading Co. (JE) .................................     1,300        35
   Ariake Japan Co., Ltd. # (JH) ...........................       400        10
   Asahi Breweries, Ltd. (JG) ..............................    10,900       141
   Asahi Chemical Industry Co., Ltd. # (BC) ................    37,000       182
   Asahi Glass Co., Ltd. (BI) ..............................    25,000       263
   Asatsu DK # (JA) ........................................     1,000        32
   Autobacs Seven Co. # (JE) ...............................       700        23
   Bandai Co. (BX) .........................................     2,200        45
   Bank of Yokohama, Ltd. (JP) .............................    36,000       220
   Benesse Corp. # (BO) ....................................     2,400        81

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)

COMMON STOCK - Continued
Japan - Continued
   Bridgestone Corp. (BU) ...................................   20,000    $  368
   Canon, Inc. (JZ) .........................................   25,500     1,367
   CAPCOM Co. # (JV) ........................................    1,100        11
   Casio Computer Co. # (BW) ................................    5,300        70
   Central Glass Co. # (BI) .................................    6,000        38
   Central Japan Railway Co. # (BS) .........................       32       274
   Chiba Bank, Ltd. (JP) ....................................   23,000       149
   Chubu Electric Power # (J3) ..............................   20,500       492
   Chugai Pharmaceutical Co., Ltd. # (JO) ...................    7,900       121
   Circle Kingdom Sunkus Co. Ltd. # * (JE) ..................    1,100        25
   Citizen Watch Co., Ltd. # (JY) ...........................    7,000        67
   Coca Cola West Japan Co., Ltd. # (JG) ....................    1,200        28
   Comsys Holdings # (BJ) ...................................    3,000        25
   Credit Saison Co., Ltd. # (JQ) ...........................    4,000       144
   CSK Corp. # (JU) .........................................    2,300        96
   Dai-Ichi Pharmaceutical Co., Ltd. # (JO) .................    8,000       187
   Dai-Nippon Ink & Chemicals, Inc. (BC) ....................   17,000        46
   Dai-Nippon Printng Co., Ltd. # (BO) ......................   20,000       326
   Daicel Chemical Industries, Ltd. (BC) ....................    7,000        39
   Daikin Industries, Ltd. # (BM) ...........................    6,200       156
   Daimaru, Inc. (JD) .......................................    6,000        53
   Dainippon Screen Manufacturing Co., Ltd. # (JY) ..........    5,000        34
   Daito Trust Construction Co., Ltd. # (BW) ................    2,500       105
   Daiwa House Industry Co., Ltd. (BW) ......................   15,000       172
   Daiwa Securities Group, Inc. # (JQ) ......................   35,900       236
   Denki Kagaku Kogyo # (BC) ................................   10,000        36
   Denso Corp. (BU) .........................................   16,400       408
   Dentsu, Inc. (JA) ........................................       43       118
   Dowa Mining Co. (BF) .....................................    7,000        47
   East Japan Railway Co. (BS) ..............................      103       553
   Ebara Corp. # (BM) .......................................    7,000        31
   Eisai Co. Ltd. * (JO) ....................................    7,800       265
   Electric Power Development # * (J3) ......................    3,900       120
   FamilyMart Co., Ltd. (JF) ................................    1,600        47
   Fanuc, Ltd. # (BK) .......................................    4,600       288
   Fast Retailing Co. (JE) ..................................    1,800       109
   Fuji Electric Holdings Co. (BK) ..........................   13,000        41
   Fuji Photo Film (BX) .....................................   14,000       512
   Fuji Soft ABC, Inc. # (JV) ...............................      800        24
   Fuji Television Network, Inc. (JA) .......................       18        42
   Fujikura # (BK) ..........................................   10,000        44
   Fujisawa Pharmeceutical Co., Ltd. # * (JO) ...............    9,400       220
   Fujitsu, Ltd. (JX) .......................................   55,000       330
   Furukawa Electric Co. # * (BK) ...........................   16,000        73
   Goodwill Group, Inc. (BO) ................................        9        19
   Gunze, Ltd. (BY) .........................................    5,000        23
   Hankyu Department Stores # (JD) ..........................    4,000        31
   Hino Motors, Ltd. (BM) ...................................    6,000        38
   Hirose Electric Co., Ltd. # (JY) .........................      900        92
   Hitachi Cable, Ltd. # (BK) ...............................    4,000    $   16
   Hitachi Chemical (JY) ....................................    2,600        46
   Hitachi Construction Macinery Co., Ltd. (BM) .............    3,000        41
   Hitachi Credit Corp. # (JQ) ..............................    1,400        27
   Hitachi Software (JV) ....................................      700        13
   Hitachi, Ltd. (JY) .......................................   96,000       596
   Hogukin Financial Group, Inc. (JQ) .......................   28,000        85
   Hokkaido Electric Power Co., Inc. # (J3) .................    5,200       106
   Honda Motor Co. # (BV) ...................................   22,600     1,132
   House Foods Corp. # (JH) .................................    1,700        25
   Hoya Corp. # (JY) ........................................    3,200       352
   Inpex Corp. (BB) .........................................       12        64
   Isetan Co., Ltd. # (JD) ..................................    5,500        72
   Ishihara Sangyo Kaisha # (BC) ............................    7,000        16
   Ishikawajima-Harima Heavy Industries Co., Ltd. # * (BM) ..   28,000        45
   Ito En, Ltd. (JG) ........................................      700        34
   Ito-Yokado Co., Ltd. (JD) ................................   10,400       415
   Itochu Corp. * (BN) ......................................   42,000       212
   Itochu Techno-Sciences Corp. # (JU) ......................    1,000        32
   JAFCO Co., Ltd. # (JQ) ...................................      700        44
   Japan Airlines * (BQ) ....................................   20,000        58
   Japan Real Estate # (JS) .................................        6        49
   Japan Retail Fund Investment Corp. (JS) ..................        8        64
   Japan Tobacco, Inc. (JI) .................................       29       322
   JFE Holdings, Inc. # (BF) ................................   16,000       446
   JGC Corp. (BJ) ...........................................    5,000        55
   Joyo Bank, Ltd. (JP) .....................................   20,000       108
   JSR Corp. # (BC) .........................................    5,300       105
   Kajima Corp. # (BJ) ......................................   25,000       103
   Kaken Pharmaceuticals Co., Ltd. # (JO) ...................    3,000        21
   Kamigumi Co., Ltd. (BR) ..................................    7,000        59
   Kanebo, Ltd. * (JK) ......................................    1,100        15
   Kaneka Corp. (BC) ........................................    9,000        99
   Kansai Electric Power Co., Inc. (J3) .....................   22,200       445
   Kansai Paint Co., Ltd. # (BC) ............................    5,000        31
   KAO Corp. (JJ) ...........................................   16,000       368
   Katokichi Co., Ltd. # (JH) ...............................    1,100         8
   Katokichico (BO) .........................................    2,200        16
   Kawasaki Heavy Industry, Ltd. (BM) .......................   37,000        64
   Kawasaki Kisen # (BR) ....................................   14,000        97
   Keihin Electric Express Railway Co., Ltd. # (BS) .........   14,000        87
   Keio Teito Electric Railway (BS) .........................   15,000        89
   Keyence Corp. (JY) .......................................    1,000       232
   Kikkoman Corp. (JH) ......................................    5,000        50
   Kinden Corp. (BJ) ........................................    4,000        31
   Kintetsu Corp. # (BH) ....................................   46,000       156
   Kirin Brewery Co. (JG) ...................................   23,000       224
   Kobe Steel International # (BF) ..........................   78,000       138
   Kokuyo Co. (BO) ..........................................    1,900        24
   Komatsu, Ltd. # (BM) .....................................   30,000       226

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                           ------   -------
                                                                         (000's)

COMMON STOCK - Continued
Japan - Continued
   Komori Corp. (BM) .......................................     2,000    $   30
   Konami Co., Ltd. # (JV) .................................     3,000        67
   Konica Corp. # (BX) .....................................    14,500       147
   Koyo Seiko Co., Ltd. # (BM) .............................     3,000        41
   Kubota Corp. (BM) .......................................    29,000       155
   Kuraray Co., Ltd. # (BC) ................................    10,500        94
   Kuraya Sanseido, Inc. # (JM) ............................     2,300        31
   Kurita Water Industries, Ltd. # (BJ) ....................     2,500        39
   Kyocera Corp. # (JY) ....................................     5,000       357
   Kyowa Hakko Kogyo Co., Ltd. (JO) ........................    10,000        77
   Kyushu Electric Power (J3) ..............................    12,400       264
   Lawson (JF) .............................................     1,500        55
   LeoPalace21 Corp. # (JS) ................................     3,400        56
   Mabuchi Motor Co. # (JY) ................................       800        48
   Makita Corp. # (BW) .....................................     3,000        55
   Marubeni Corp. # (BN) ...................................    42,000       135
   Marui Co., Ltd. # (JD) ..................................     8,900       120
   Matsumotokiyoshi Co., Ltd. # (JF) .......................     1,000        30
   Matsushita Electric Industrial Co. # (BW) ...............    67,000       987
   Matsushita Electric Works # (BK) ........................     8,000        69
   Meiji Diaries Corp. # (JH) ..............................     6,000        34
   Meiji Seika Kaisha, Ltd. # (JH) .........................     7,000        35
   Meitic Corp. (JU) .......................................       900        31
   Millea Holdings, Inc. # (JR) ............................        43       626
   Minebea Co., Ltd. # (BM) ................................    10,000        43
   Mitsubishi Chemical Corp. # (BC) ........................    51,000       163
   Mitsubishi Corp. # (BN) .................................    33,900       439
   Mitsubishi Electric Corp. # (BK) ........................    54,000       280
   Mitsubishi Estate Co., Ltd. # (JS) ......................    29,000       337
   Mitsubishi Gas Co. (BC) .................................     9,000        42
   Mitsubishi Heavy Industries, Ltd. (BM) ..................    91,000       242
   Mitsubishi Logistics Corp. # (BR) .......................     3,000        34
   Mitsubishi Materials Corp. # (BF) .......................    34,000        81
   Mitsubishi Rayon Co., Ltd. (BC) .........................    12,000        44
   Mitsubishi Tokyo Finance # (JP) .........................       138     1,197
   Mitsui & Co., Ltd. # (BN) ...............................    38,000       351
   Mitsui Engineering & Shipbuilding Co., Ltd. # (BM) ......    16,000        30
   Mitsui Fudosan Co., Ltd. # (JS) .........................    22,000       258
   Mitsui Mining & Smelting Co., Ltd. (BF) .................    17,000        75
   Mitsui OSK Lines, Ltd. (BR) .............................    27,000       174
   Mitsui Petrochemical Co. (BC) ...........................    17,000        95
   Mitsui Sumitomo Insurance Co., Ltd. # (JR) ..............    38,000       348
   Mitsui Trust Holdings # (JQ) ............................    17,000       169
   Mitsukoshi, Ltd. # (JD) .................................     9,000        47
   Mitsumi Electric # (JX) .................................     1,700        19
   Mizuho Financial GB (JP) ................................       234     1,106
   Murata Manufacturing Co., Ltd. # (J0) ...................     6,800       365
   Namco, Ltd. # (BZ) ......................................     2,000        26
   NEC Corp. # (JX) ........................................    50,000       302
   NEC Electronics Corp. (J0) ..............................     1,000        47
   Net One Systems Co., Ltd. (JU) ..........................        14    $   36
   NGK Insulators # (BM) ...................................     9,000        89
   NGK Spark Plug Co. (BU) .................................     5,000        52
   Nichii Gakkan Co. # (BO) ................................       500        15
   Nichirei Corp. (JH) .....................................     7,000        27
   Nidec Corp. # (JY) ......................................     1,300       162
   Nikko Cordial Corp. (JQ) ................................    48,000       240
   Nikon Corp. # (J0) ......................................     8,000        92
   Nintendo Corp., Ltd. (BW) ...............................     3,100       338
   Nippon Building Fund (JS) ...............................         8        68
   Nippon Express Co., Ltd. (BS) ...........................    25,000       132
   Nippon Kayaku Co., Ltd. (BC) ............................     4,000        23
   Nippon Light Metal, Inc. # (BF) .........................    11,000        29
   Nippon Meat Packers, Inc. (JH) ..........................     5,000        63
   Nippon Mining & Holding (BB) ............................    21,500       118
   Nippon Mitsubishi Oil Co., Ltd. # (BB) ..................    40,000       284
   Nippon Sanso Corp. (BC) .................................     8,000        47
   Nippon Sheet Glass Co., Ltd. # (BI) .....................     9,000        38
   Nippon Shokubai Co., Ltd. (BC) ..........................     4,000        36
   Nippon Steel Co. (BF) ...................................   186,000       470
   Nippon Telegraph & Telephone Corp. (J1) .................       158       691
   Nippon Unipac Holding, Co. # (BG) .......................        25       115
   Nippon Yusen Kabushiki Kaisha # (BR) ....................    31,000       187
   Nippon Zeon Co., Ltd. # (BC) ............................     4,000        30
   Nishimatsu Construction Co., Ltd. # (BJ) ................     6,000        23
   Nissan Chemical Industries # (BC) .......................     5,000        43
   Nissan Motor Acceptance Corp. # (BV) ....................    74,700       766
   Nisshin Seifun Group, Inc. (JH) .........................     4,000        43
   Nisshin Steel Co. (BF) ..................................    20,000        52
   Nisshinbo Industries, Inc. (BY) .........................     4,000        33
   Nissin Food Products Co., Ltd. (JH) .....................     2,100        55
   Nitori Co., Ltd. # (JE) .................................       450        29
   Nitto Denko Corp. (BK) ..................................     5,200       273
   NOK Corp. # (BU) ........................................     2,500        60
   Nomura Research Institute, Ltd. (JU) ....................       600        56
   Nomura Securities Co., Ltd. (JQ) ........................    56,500       790
   NSK, Ltd. (BM) ..........................................    15,000        77
   NTN Corp. # (BM) ........................................    12,000        67
   NTT Data Corp. (JU) .....................................        37       128
   NTT Mobile Communications Network, Inc. (J2) ............       607     1,019
   Obayashi Corp. # (BJ) ...................................    16,000        99
   OBIC, Co. # (JU) ........................................       200        39
   Odakyu Electric Railway # (BS) ..........................    19,000       116
   Oji Paper Co. # (BG) ....................................    25,000       140
   Oki Electric Industry Co. * (JY) ........................    16,000        67
   Okumura Corp. (BJ) ......................................     6,000        37
   Olympus Optical Co. # * (JL) ............................     7,000       163
   Omron Corp. # (JY) ......................................     6,700       146
   Onward Kashiyama Co., Ltd. (BY) .........................     4,000        59
   Oracle Corp. # (JV) .....................................     1,000        46
   Oriental Land Co., Ltd. # (BZ) ..........................     1,400        91

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   Orix Corp. (JQ) .........................................     2,400    $  306
   Osaka Gas Co. # (J4) ....................................    62,000       191
   Pioneer Corp. # (BW) ....................................     4,600        83
   Promise Co., Ltd. # (JQ) ................................     2,750       188
   QP Corp. (JH) ...........................................     2,800        25
   Rakuten, Inc. # (JU) ....................................       150       131
   Resona Holdings, Inc. # * (BH) ..........................   137,000       275
   Ricoh Co., Ltd. # (JZ) ..................................    21,000       360
   Rinnai Corp. # (BW) .....................................     1,000        25
   Rohm Co., Ltd. (JY) .....................................     3,200       309
   Ryohin Keikaku Co., Ltd. (JD) ...........................       600        30
   Saizyeria Co., Ltd. # (BZ) ..............................       700        10
   Sanden Corp. (BU) .......................................     3,000        15
   Sanken Electric Co., Ltd. # (J0) ........................     3,000        39
   Sankyo Co. (BX) .........................................     1,400        68
   Sankyo Co., Ltd. # * (JO) ...............................    12,000       253
   Sanwa Shutter Corp. (BI) ................................     5,000        27
   Sanyo Electric Co. # (BW) ...............................    43,000       134
   Sapporo Holdings # (JG) .................................     7,000        33
   Secom Co. (BO) ..........................................     6,500       270
   Sega Sammy Holdings, Inc. * (BX) ........................     2,400       146
   Seiko Epson Corp. # (J0) ................................     2,900       108
   Seino Transportion (BS) .................................     4,000        39
   Sekisui Chemical Co. # (BW) .............................    12,000        87
   Sekisui House, Ltd. (BW) ................................    16,000       171
   Seven-Eleven Japan (JF) .................................    11,300       331
   Sharp Corp. # (BW) ......................................    29,000       439
   Shimacu Co. (JE) ........................................     1,200        31
   Shimamura Co., Ltd. # (JE) ..............................       500        38
   Shimano, Inc. (BX) ......................................     1,900        64
   Shimizu Corp. (BJ) ......................................    19,000        97
   Shin-Etsu Chemical Co. (BC) .............................    11,100       420
   Shinsei Bank, Ltd. # (JP) ...............................    40,000       228
   Shionogi & Co., Ltd. # * (JO) ...........................    10,000       138
   Shiseido Co., Ltd. # (JK) ...............................    10,000       132
   Shizuoka Bank, Ltd. # (JP) ..............................    18,000       182
   Showa Denko # (BC) ......................................    26,000        68
   Showa Shell Sekiyu KK (BB) ..............................     6,400        62
   Skylark Co., Ltd. (BZ) ..................................     2,000        34
   SMC Corp. # (BM) ........................................     1,600       181
   Snow Brand Milk Products Co., Ltd. # * (JH) .............     3,500        12
   Softbank Corp. # (JT) ...................................     6,800       280
   Sojitz Holdings Corp. # * (BN) ..........................     4,800        24
   Sony Corp. # * (BW) .....................................    28,000     1,115
   Stanley Electric # (BU) .................................     5,700        86
   Sumitomo Bakelite Co., Ltd. # (BC) ......................     5,000        31
   Sumitomo Chemical Co. (BC) ..............................    38,000       188
   Sumitomo Corp. # (BN) ...................................    28,000       240
   Sumitomo Electric Industries (BK) .......................    21,000       223
   Sumitomo Heavy Industry # * (BM) ........................    13,000        51
   Sumitomo Metal Industries (BF) ..........................   118,000       212
   Sumitomo Metal Mining Co. # (BF) ........................    15,000       113
   Sumitomo Mitsui GR # (JP) ...............................       132       894
   Sumitomo Osaka Cement # (BD) ............................    10,000    $   26
   Sumitomo Realty & Development # (JS) ....................    11,000       133
   Sumitomo Trust & Banking (JQ) ...........................    41,000       267
   Suruga Bank (JP) ........................................     6,000        53
   Suzuken Co., Ltd. (JM) ..................................     1,200        30
   T&D Holdings, Inc. * (JR) ...............................     5,650       287
   Taiheiyo Cement # (BD) ..................................    25,000        70
   Taisei Corp. (BJ) .......................................    28,000       105
   Taisho Pharmaceutical Co., Ltd. (JO) ....................     5,000       106
   Taiyo Yuden Co., Ltd. # (JY) ............................     3,000        33
   Takara Shuzo Co., Ltd. # (JG) ...........................     4,000        28
   Takashimaya Co. # (JD) ..................................     8,000        82
   Takeda Chemical Industries * (JO) .......................    26,800     1,277
   Takefuji Corp. (JQ) .....................................     3,220       217
   Takuma Co., Ltd. (BM) ...................................     2,000        17
   TDK Corp. # (JY) ........................................     3,600       246
   Teijin, Ltd. # (BC) .....................................    23,000        98
   Teikoku Oil Co., Ltd. # (BB) ............................     5,000        36
   Terumo Corp. * (JL) .....................................     4,800       145
   The 77 Bank, Ltd. (JP) ..................................    10,000        72
   The Bank of Fukuoka, Ltd. # (JP) ........................    16,000       100
   The Gunma Bank, Ltd. # (JP) .............................    10,000        58
   THK Co. # (BM) ..........................................     2,500        50
   TIS, Inc. (JU) ..........................................       900        35
   Tobu Railway Co., Ltd. # (BS) ...........................    22,000        89
   Toda Corp. (BJ) .........................................     5,000        25
   Toho Co., Ltd. (JA) .....................................     3,500        57
   Tohoku Electric Power (J3) ..............................    13,000       241
   Tokyo Broadcasting (JA) .................................     1,000        20
   Tokyo Electric Power (J3) ...............................    34,500       837
   Tokyo Electron, Ltd. (J0) ...............................     5,200       296
   Tokyo Gas Co. # (J4) ....................................    79,000       318
   Tokyo Style Co. (BY) ....................................     2,000        22
   Tokyu Corp. # (BS) ......................................    28,000       146
   Tokyu Land Corp. # (JS) .................................     9,000        38
   Tonengeneral Sekiyu (BB) ................................     9,000        92
   Toppan Printing Co. # (BO) ..............................    16,000       175
   Toray Industries, Inc. # (BC) ...........................    34,000       153
   Toshiba Corp. # (JX) ....................................    86,000       359
   Tosoh Corp. ADR # (BC) ..................................    12,000        59
   Tostem Corp. # (BI) .....................................     7,900       145
   Toto, Ltd. # (BI) .......................................     9,000        77
   Toyo Seikan Kaisha, Ltd. # (BE) .........................     4,000        74
   Toyo Suisan Kaisha (JH) .................................     2,000        31
   Toyobo Co. (BY) .........................................    14,000        34
   Toyoda Gosei # (BU) .....................................     1,800        33
   Toyota Industries (BU) ..................................     6,500       183
   Toyota Motor Corp. (BV) .................................    87,400     3,252
   Trend Micro, Inc. # (JV) ................................     3,500       150
   Ube Industries * (BC) ...................................    37,000        76
   UFJ Holdings, Inc. * (JP) ...............................       116       610
   Uni-Charm Corp. (JJ) ....................................     1,300        58
   Uniden Corp. # (JW) .....................................     2,000        42
   UNY Co., Ltd. (JD) ......................................     4,000        48

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   Ushio, Inc. # (BK) ......................................     3,000   $    57
   USS Co., Ltd. (JE) ......................................       690        53
   Wacoal Corp. # (BY) .....................................     3,000        40
   West Japan Railway # (BS) ...............................        55       224
   World Co., Ltd. # (BY) ..................................     1,100        40
   Yahoo Japan Corp. * (JT) ................................        59       138
   Yahoo Japan Corp. (JT) ..................................        59       139
   Yakult Honsha Co. # (JH) ................................     3,000        58
   Yamada Denki Co. # (JE) .................................     2,600       136
   Yamaha Corp. (BX) .......................................     4,900        71
   Yamaha Motor Co. (BV) ...................................     4,800        82
   Yamanouchi Pharmaceutical Co., Ltd. # (JO) ..............     9,800       332
   Yamato Transport Co., Ltd. (BP) .........................    13,000       186
   Yamazaki Baking Co., Ltd. (JH) ..........................     4,000        38
   Yasuda F & M Insurance (JR) .............................    23,000       240
   Yokogawa Electric (JY) ..................................     6,000        81
                                                                         -------
                                                                          58,115
Malaysia - 0.4%
   Airasia Berhad * (BQ) ...................................    22,600         9
   AMMB Holdings (JQ) ......................................    29,700        22
   Astro All Asia Network plc * (JA) .......................    17,200        23
   Bandar Raya Developments Berhad (BL) ....................     6,000         3
   Berjaya Sports Toto Berhad (BZ) .........................    15,600        16
   British American Tobacco Berhad (JI) ....................     3,600        41
   Cimb Berhad (JP) ........................................     5,000         7
   Commerce Asset Holdings (JP) ............................    46,500        56
   Courts Mammoth Berhad (JE) ..............................     4,600         2
   DRB-Hicom Berhad (BV) ...................................    11,000         5
   Edaren Otomobil (JE) ....................................     2,000         3
   EON Capital Berhad (BD) .................................     2,792         4
   Gamuda Berhad (BJ) ......................................    16,600        20
   Genting Berhad (BZ) .....................................    11,100        51
   Golden Hope Plants (JH) .................................     8,700         9
   Guiness Anchor Berhad (JG) ..............................     4,000         6
   Highlands & Lowlands Bhd (JH) ...........................     4,000         4
   Hong Leong Bank Berhad (JP) .............................    14,200        19
   Hong Leong Credit (JQ) ..................................     6,000         6
   Hong Leong Industries Berhad (BL) .......................     2,000         2
   IGB Corp. Berhad (JS) ...................................    23,500         8
   IJM Corporation Berhad (BJ) .............................     9,600        12
   IOI Corp. (JH) ..........................................    19,100        45
   IOI Properties (JS) .....................................     2,000         4
   Jaya Tiasa Holdings (BG) ................................     2,400         2
   KLCC Property Holdings (JS) .............................    14,400         8
   Kris Components (BF) ....................................     1,252         1
   Kuala Lumpur Kepong Berhad (JH) .........................     8,000        14
   LaFarge Malayan Cement Berhad (BD) ......................    35,700         7
   MAA Holdings Berhad (JR) ................................     3,000         4
   Magnum Corp. Berhad (BZ) ................................    26,000        14
   Malakoff Berhad (J3) ....................................    16,900        34
   Malay Airline Systems (BQ) ..............................     7,700         8
   Malayan Banking Berhad (JP) .............................    51,300   $   153
   Malaysia Airport Holdings, Berhad (BT) ..................     8,000         4
   Malaysia International Shipping Berhad (BR) .............    14,700        63
   Malaysian Bulk Carriers Berhad (BR) .....................     7,000         4
   Malaysian Oxygen Berhad (BC) ............................     2,000         6
   Malaysian Pacific Industries (J0) .......................     2,600         9
   Malaysian Resources Corp. * (BL) ........................    16,100         3
   Maxis Communications Bhd (J2) ...........................    19,500        48
   MK Land Holdings Berhad (JS) ............................     8,000         3
   MMC Corp. (BF) ..........................................     8,000         4
   Mulpha International Berhad * (JQ) ......................    23,000         4
   Multi-Purpose Holdings Berhad * (JQ) ....................    16,000         4
   Nestle Berhad (JH) ......................................     2,000        13
   New Straits Times Press Berhad * (JA) ...................     3,000         2
   Oriental Holdings Berhad (BV) ...........................     4,000         4
   OSK Holdings Berhad (JQ) ................................     7,000         2
   OYL Industries Berhad (BI) ..............................     2,300        21
   Petronas Dagangan Berhad (BB) ...........................     8,000         8
   Petronas Gas Berhad (J4) ................................    12,600        23
   Plus Expressways Berhad (BT) ............................    39,600        30
   PPB Group Berhad (JH) ...................................     7,200        13
   Proton Holdings Berhad (BU) .............................     7,900        16
   Public Bank Berhad (JQ) .................................    31,775        65
   Puncak Niaga Holdings * (J6) ............................     4,400         3
   Resorts World Berhad (BZ) ...............................    15,500        38
   RHB Capital Berhad (JP) .................................    20,500        12
   Road Builder, Inc. (BJ) .................................    12,000         9
   Sime Darby Berhad (BL) ..................................    37,300        58
   SP Setia (JS) ...........................................    12,000        13
   Star Publications (JA) ..................................     5,400        10
   TA Enterprise Berhad (JQ) ...............................    18,000         4
   Tan Chong Motor Holdings (BV) ...........................     9,000         4
   Tanjong plc (BZ) ........................................     6,000        21
   Telekom Malaysia Berhad (J1) ............................    26,600        68
   Tenaga Nasional Berhad (J3) .............................    25,100        67
   Transmile Group Berhad (BP) .............................     3,000         7
   UMW Holdings Berhad (BU) ................................     5,800         8
   Unisem (M) BHD (J0) .....................................     6,000         3
   WTK Holdings Berhad (BG) ................................     1,200         2
   YTL Corp., Berhad (J3) ..................................    16,490        24
                                                                         -------
                                                                           1,322
Mexico - 0.6%
   Alfa, S.A. (BL) .........................................     9,938        53
   America Movil SA de CV - Ser. L (J2) ....................   198,593       512
   Cemex SA de CV (BD) .....................................    44,205       321
   Coca-Cola Femsa, SA - Ser. L NPV (JG) ...................     7,812        19
   Consoricoara SA * (BW) ..................................     4,300        14
   Control Common Mexico (JD) ..............................    10,300        10
   Corp. GEO SA De CV - Ser. B * (BW) ......................    11,500        25

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Mexico - Continued
   Corporacion Interamericana de Entretenimiento SA *
      (JA) .................................................     7,763   $    16
   Fomento Economico Mexicano SA de CV (JG) ................    19,540       105
   GPO Continental (JG) ....................................     4,100         7
   Grupo Aeroportuario del Sureste SA de CV (BT) ...........     6,222        17
   Grupo Carso SA de CV - Ser. A1 (BL) .....................     7,622        39
   Grupo Financiero Banorte SA (JP) ........................    10,185        66
   Grupo Modelo SA de CV - Ser. C (JG) .....................    16,225        48
   Grupo SA de CV - Ser. A (JH) ............................     9,246        25
   Grupo Televisa SA (JA) ..................................    63,526       187
   Industrias Penoles SA (BF) ..............................     2,548        13
   Kimberly-Clark de Mexico SA de CV (JJ) ..................    15,326        46
   Nuevo Grupo Mexico * (BF) ...............................    10,761        56
   Telephonos de Mexico SA - Ser. L (J1) ...................   216,643       374
   TV Azteca (JA) ..........................................    37,598        20
   Vitro Sa de CV - Ser. A (BE) ............................     4,500         4
   WalMart de Mexico - Ser. V (JE) .........................    54,814       192
                                                                         -------
                                                                           2,169
Monacco - 0.0%
   BQE Commerce Du Maroc (JP) ..............................       112        13
   BQE Maroccomm (JP) ......................................       118         7
   Holcim Maroc SA (BD) ....................................        49         6
   LaFarge Ciments (BD) ....................................        18         4
   Maroc Telecom * (J1) ....................................     3,846        37
   ONA (BL) ................................................       111        11
   SAMIR (BB) ..............................................       139         6
   Societe des Brasseries du Maroc (JG) ....................        17         3
   Societe Nationale d"Investissement (BL) .................        45         4
   Sonasid (BF) ............................................        40         4
                                                                         -------
                                                                              95
Netherlands - 4.0%
   ABN Amro Holding NV (JP) ................................    49,792     1,236
   Aegon NV (JR) ...........................................    43,121       582
   Akzo Nobel NV # (BC) ....................................     8,411       384
   ASM Lithography Holding NV * (J0) .......................    14,825       250
   Corio NV (JS) ...........................................     1,375        77
   DSM NV (BC) .............................................     2,300       162
   Elsevier NV (JA) ........................................    21,259       321
   Getronics NV # * (JU) ...................................    16,527        38
   Hagemeyer NV # * (BN) ...................................    16,034        41
   Heineken NV # (JG) ......................................     7,510       260
   IHC Caland NV (BM) ......................................       923        59
   ING Groep NV (JQ) .......................................    57,647     1,742
   Koninklijke (Royal) Philips Electronics NV # (BW) .......    40,520     1,117
   Koninklijke Ahold NV * (JF) .............................    48,028       402
   Koninklijke KPN NV (J1) .................................    66,931       599
   Koninklijke Numico N.V. * (JH) ..........................     4,459       182
   Oce NV (JZ) .............................................     2,107   $    34
   Randstad Holdings NV (BO) ...............................     1,320        59
   Rodamco Europe NV (JS) ..................................     1,367       102
   Royal Dutch Petroleum Co. # (BB) ........................    64,038     3,830
   TNT Post Group NV (BP) ..................................    11,616       331
   Unilever NV * (JH) ......................................    17,596     1,198
   Vedior (BO) .............................................     5,075        90
   VNU NV # (JA) ...........................................     7,499       219
   Wereldhave NV (JS) ......................................       639        65
   Wolters Kluwer NV (JA) ..................................     8,588       157
                                                                         -------
                                                                          13,537
New Zealand - 0.2%
   Auckland International (BT) .............................     7,572        44
   Carter Holt Harvey, Ltd. (BG) ...........................    20,169        28
   Contact Energy Limited (J3) .............................     8,942        41
   Fisher & Paykel AP (BW) .................................     7,719        16
   Fisher & Paykel Industries, Inc. (JL) ...................    14,185        30
   Fletcher Building # (BD) ................................    13,549        64
   Fletcher Challenge Forests (BG) .........................     1,153         4
   Indpendent Newspapers, Ltd. (JA) ........................     3,393        15
   NGC Holdings, Ltd. (J4) .................................     4,807        11
   Sky City Entertainment Group, Ltd. (BZ) .................    12,915        45
   Sky Network Television, Ltd. * (JA) .....................     3,020        14
   Telecom Corp. of New Zealand, Ltd. (J1) .................    61,133       264
   The Warehouse Group, Ltd. (JD) ..........................     4,264        12
   Tower, Ltd. * (JR) ......................................     7,745        10
   Waste Management, Inc. (BO) .............................     3,080        13
                                                                         -------
                                                                             611
Norway - 0.6%
   Den Norske Bank (JP) ....................................    21,000       214
   Frontlinel, Ltd. # (BR) .................................     1,300        62
   Norsk Hydro ASA # (BB) ..................................     4,580       377
   Norske Skogindustrier ASA - Cl. A # (BG) ................     3,350        67
   Orkla ASA # (JG) ........................................     6,050       221
   Petroleum Geo-Services SA # * (BB) ......................       540        35
   Schibsted ASA # (JA) ....................................     1,500        39
   Smedvig # (BA) ..........................................     1,050        20
   Statoil ASA (BB) ........................................    20,800       354
   Stolt Offshore SA * (BA) ................................     6,093        47
   Storebrand ASA # (JR) ...................................     7,600        69
   Tandberg ASA # (JY) .....................................     4,075        43
   Telenor AS # (J1) .......................................    25,000       224
   Tomra Systems ASA # (BM) ................................     5,300        24
   Yara International * (BC) ...............................     6,503        99
                                                                         -------
                                                                           1,895
Peru - 0.0%
   Credicorp, Ltd. (JP) ....................................     1,882        32
   Edegel SA (J3) ..........................................    27,016        12

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)

COMMON STOCK - Continued

Peru - Continued
   LUZ Delaware SUR SA (J3) ................................     4,128     $  5
   Minas Buenaventura SA (BF) ..............................     3,242       74
   Minsur (BF) .............................................     6,677       19
   Southern Peru Copper Corp. (BF) .........................       476       26
   Union de Cervecerias Backus y Johnston SAA (JG) .........    17,410        7
                                                                           ----
                                                                            175

Philippines - 0.1%
   ABS-CBN Broadcasting Corp. (JA) .........................     8,700        2
   Ayala Corp (JQ) .........................................   139,000       19
   Ayala Land, Inc. (JS) ...................................   140,000       21
   Bank of the Philippine Islands (JP) .....................    25,441       24
   Equitable PCI Bank, Inc. (JP) ...........................     8,200        7
   Filinvest Land, Inc. * (JS) .............................   101,000        3
   First Philippine Holding Corp. (J3) .....................     7,100        7
   Globe Telecom, Inc. (J2) ................................       947       15
   Jollibee Foods Corp. (BZ) ...............................     9,400        5
   Manila Electric Co. - Cl. B (J4) ........................     9,700        4
   Megaworld Corp. * (JS) ..................................    86,000        2
   Metro Bank & Trust (JP) .................................    15,900       10
   Petron Corp. (BB) .......................................    60,000        4
   Philippine Long Distance Telephone Co. * (J1) ...........     1,376       35
   San Miguel Corp. - Cl. B (JG) ...........................    10,950       16
   SM Prime Holdings, Inc. (JS) ............................    96,000       14
                                                                           ----
                                                                            188

Poland - 0.2%
   AGORA * (JA) ............................................       995       19
   Bank Pekao SA (JP) ......................................     2,109       93
   Bank Przemyslowo-Handlowy (JP) ..........................       273       43
   Bank Zachodni (JP) ......................................       697       22
   BRE Bank SA * (JP) ......................................       276       11
   Budimex SA - Ser. B * (BJ) ..............................       325        5
   Celuloza Swiecie (BG) ...................................       355        6
   Computerland SA * (JX) ..................................       170        6
   DEBICA - Ser. A (BU) ....................................       175        4
   Echo Investment * (JS) ..................................       167        4
   Globe Trade Center * (BO) ...............................       143        5
   Grupa Kety SA (BF) ......................................       252        9
   JELFA (JO) ..............................................       126        2
   KGHM Polska Miedz * (BF) ................................     3,494       34
   Orbis SA (BZ) ...........................................       715        5
   Polska Groupa Farmaceutyczna (JM) .......................       260        5
   Polski Koncern Nafto (BB) ...............................     9,479      137
   Powszechna Kasa OS * (JP) ...............................    12,667      112
   Prokom Software SA * (JU) ...............................       311       13
   Softbank SA * (JV) ......................................       347        3
   Telekomunikacja (J1) ....................................    22,160      150
   TVN SA * (JA) ...........................................       531        7
                                                                           ----
                                                                            695

Portugal - 0.3%
   Banco Comercial Portgues SA (JP) ........................    65,079     $177
   Banco Espirito Santo SA (JP) ............................     3,194       56
   BPI-SGPS SA (JQ) ........................................    10,403       42
   Brisa-Auto Estradas de Portugal SA (BT) .................    10,951       92
   Cimpor-Cimentos de Portugal (BD) ........................     6,133       34
   Electricidade de Portugal SA (J3) .......................    61,873      173
   Jeronimo Martins SGPS SA * (JF) .........................     1,149       18
   Part Multimedia SGPS (JA) ...............................     1,432       36
   Portugal Telecom SA (J1) ................................    23,305      273
   Sonae SGPS SA (BL) ......................................    27,377       41
                                                                           ----
                                                                            942

Russia - 0.0%
   Rostelecom - ADR # * (J1) ...............................     2,660       33

Singapore - 0.7%
   Allgreen Properties, Ltd. (JS) ..........................    13,000        9
   Ascendas Real Estate Investment Trust * (JS) ............    28,300       32
   Capitaland, Ltd. # (JS) .................................    32,000       45
   CapitaMall Trust (JS) ...................................    19,500       24
   Chartered Semiconductor Manufacturing # * (J0) ..........    30,000       18
   City Developments, Ltd. (JS) ............................    15,000       59
   Comfort DelGro Corp., Ltd. (BS) .........................    56,000       57
   Creative Technology, Ltd. # (JX) ........................     1,550       15
   Cycle & Carriage, Ltd. (JB) .............................     4,041       29
   Datacraft Asia, Ltd. # * (JW) ...........................     6,000        6
   DBS Group Holdings, Ltd. (JP) ...........................    36,000      325
   Fraser and Neave, Ltd. (JG) .............................     5,620       52
   Haw Par Value Corp., Ltd. (BL) ..........................     2,490        8
   Keppel Corp., Ltd. - Cl. A (JQ) .........................    17,000      112
   Keppel Land, Ltd. # (JS) ................................    11,000       15
   Neptune Orient Lines, Ltd. (BR) .........................    16,000       36
   Oversea-Chinese Banking Corp., Ltd. (JP) ................    34,000      284
   Overseas Union Enterprise, Ltd. (BZ) ....................     2,000       10
   Parkway Holdings, Ltd. (JM) .............................    19,000       19
   Saint Assembly Test Service # * (J0) ....................    28,000       18
   Sembcorp Industries, Ltd. (BL) ..........................    29,000       34
   Sembcorp Logistics, Ltd. # (BT) .........................     8,000        8
   Sembcorp Marine (BM) ....................................    16,000       19
   Singapore Airlines (BQ) .................................    17,000      122
   Singapore Exchange, Ltd. (JQ) ...........................    21,000       27
   Singapore Land, Ltd. (JS) ...............................     4,000       13
   Singapore Post, Ltd. (BP) ...............................    43,000       22
   Singapore Press (JA) ....................................    49,500      137
   Singapore Technology Engineering, Ltd. # (BH) ...........    42,000       65
   Singapore Telecom (J1) ..................................   211,080      330
   SMRT Corp. (BS) .........................................    17,000        9
   Suntec Reit # * (JS) ....................................    25,000       19
   United Overseas Bank, Ltd. # (JP) .......................    37,000      323

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Singapore - Continued
   United Overseas Land, Ltd. # (BZ) .......................    12,000    $   16
   Venture Manufacturing, Ltd. (JY) ........................     7,000        56
   Wing Tai Holdings, Ltd. (JS) ............................    12,000         7
                                                                          ------
                                                                           2,380

South Africa - 1.5%
   African Bank Investments, Ltd. (JQ) .....................    12,310        33
   Alexander Forbes, Ltd. (JQ) .............................     9,096        17
   Anglo American Platinum Corp., Ltd. (BF) ................     2,074        78
   Anglo American plc (BF) .................................    39,202       928
   Anglogold (BF) ..........................................     4,183       145
   Aveng, Ltd. (BJ) ........................................    11,769        21
   AVI, Ltd. (BL) ..........................................     8,722        19
   Barlow, Ltd. (BL) .......................................     6,708       108
   Bidvest Group, Ltd. (BL) ................................     8,064        92
   Consol, Ltd. * (BE) .....................................     8,722        14
   Edgars Consolidated Stores (JE) .........................     1,457        64
   FirstRand, Ltd. (JP) ....................................    95,085       204
   Foschini, Ltd. (JE) .....................................     5,930        34
   Gold Fields Mining (BF) .................................    11,009       128
   Harmony Gold Mining (BF) ................................    10,657        85
   Impala Platinum Holdings, Ltd. (BF) .....................     2,003       169
   Imperial Holdings, Ltd. (JE) ............................     6,259        98
   Investec Ltd. (JQ) ......................................       971        28
   Ispat Iscor, Ltd. (BF) ..................................     6,388        65
   JD Group, Ltd. (JE) .....................................     5,244        52
   Liberty Life Association of Africa, Ltd. (JR) ...........     3,991        42
   M-Cell, Ltd. (J2) .......................................    41,911       297
   Massmart Holdings, Ltd. (JF) ............................     5,428        37
   Metoz Holdings, Ltd. * (BO) .............................    46,981        21
   Metropolitan Holdings, Ltd. (JR) ........................    19,615        33
   Murray & Roberts Holdings, Ltd. (BL) ....................     9,733        21
   Nampak, Ltd. (BE) .......................................    18,479        47
   Naspers, Ltd. - N Shares (JA) ...........................     9,461       108
   Nedcor, Ltd. (JP) .......................................     6,260        76
   Network Healthcare Holdings, Ltd. (JM) ..................    31,257        27
   Old Mutual plc (JR) .....................................   121,457       307
   Pick'n Pay Stores, Ltd. (JF) ............................     6,378        23
   Reunert, Ltd. (JY) ......................................     4,999        29
   Sanlam, Ltd. (JR) .......................................    83,060       162
   Sappi, Ltd. (BG) ........................................     6,831        84
   Sasol, Ltd. (BB) ........................................    18,044       421
   Shoprite Holdings, Ltd. (JF) ............................    11,051        25
   Spar Group, Ltd. * (JB) .................................     4,510        17
   Standard Bank Group, Ltd. (JQ) ..........................    38,345       388
   Steinhoff International Holdings (BW) ...................    27,131        58
   Telkom Group, Ltd. (J1) .................................     7,927       137
   Tiger Brands Ltd. (JH) ..................................     5,348        85
   Tongaat Hulett Group (JH) ...............................     1,500        14
   Truworths International, Ltd. (JE) ......................    14,715        39
   Woolworth's Holdings, Ltd. (JD) .........................     2,000         3
   Woolworths (JD) .........................................    24,419        39
                                                                          ------
                                                                           4,922

South Korea - 1.9%
   Amorepacific Corp. (JK) .................................       150    $   36
   Cheil Communications, Inc. (JA) .........................       110        19
   Cheil Industries (BY) ...................................     1,490        24
   CJ Corp. (JH) ...........................................       540        38
   Dae Duck Electronic (JY) ................................     1,010         8
   Daegu Bank (JP) .........................................     4,090        30
   Daelim Industrial Co., Ltd. (BJ) ........................       750        40
   Daewoo Engineering & Construction (BL) ..................     4,050        28
   Daewoo Heavy Industries, Ltd. * (BM) ....................     1,800        16
   Daewoo Securities Co. * (JQ) ............................     3,180        20
   Daewoo Shipbuilding & Marine (BM) .......................     3,060        58
   Daishin Securities (JQ) .................................     1,280        18
   Daum Communications Corp. * (JT) ........................       280         6
   Hana Bank (JP) ..........................................     3,940       109
   Hanjin Shipping Co., Ltd. (BR) ..........................     1,500        44
   Hankook Tire Co., Ltd. (BU) .............................     3,170        35
   Hanwha Chemical (BC) ....................................     1,830        24
   Hite Brewery Co. (JG) ...................................       280        27
   Honam Petrochemical (BC) ................................       440        23
   Hyosung (BC) ............................................       620         7
   Hyundai Department Store (JD) ...........................       450        19
   Hyundai Heavy Industries Co., Ltd. (BM) .................     1,450        73
   Hyundai Industrial & Development (BJ) ...................     1,960        36
   Hyundai Mobis (BU) ......................................     1,750       114
   Hyundai Motor Co., Ltd. (BV) ............................     5,462       296
   Hyundai Securities Co. * (JQ) ...........................     3,690        25
   Kangwon Land, Inc. (BZ) .................................     3,220        48
   KIA Motors Corp. (BV) ...................................     4,994        69
   Kookmin Bank * (JP) .....................................     9,453       422
   Korea Electric Power Corp. (J3) .........................     8,031       206
   Korea Exchange Bank * (JP) ..............................     3,910        32
   Korea Telecom Corp. (J1) ................................     4,380       170
   Korean Air Lines * (BQ) .................................     1,090        21
   KT & G Corp. (JI) .......................................     3,640       118
   Kumgang Korea Che (BI) ..................................       170        28
   LG Cable & Machinery, Ltd. (BK) .........................       570        14
   LG Chemical (BC) ........................................     1,442        58
   LG Electronics, Inc. (BW) ...............................     2,846       191
   LG Engineering & Construction Co. (BJ) ..................     1,160        32
   LG Household & health (JJ) ..............................       300        10
   LG Investment & Securities Co., Ltd. * (JQ) .............     3,155        30
   LG Petrochemical (BC) ...................................       900        23
   NCsoft Corp. * (JT) .....................................       390        30
   NHN Corp. (JT) ..........................................       371        32
   Nong Shimco Co., Ltd. (JH) ..............................       100        29
   Pohang Iron & Steel Co., Ltd. (BF) ......................     2,180       432
   Poongsan Corp. (BF) .....................................       610         8
   Pusan Bank (JP) .........................................     3,820        30
   S-Oil Corp. (BB) ........................................     1,420       110

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

South Korea - Continued
   S1 Corp. (BO) ...........................................       640   $    26
   Samsung Corp. (BN) ......................................     4,691        64
   Samsung Display Devices Co. (JY) ........................     1,100       113
   Samsung Electro-Mechanics Co. * (JY) ....................     1,796        44
   Samsung Electronics (J0) ................................     4,159     2,056
   Samsung Fine Chemicals Co., Ltd. (BC) ...................       450         9
   Samsung Fire & Marine Insurance (JR) ....................     1,160        88
   Samsung Heavy Industries (BM) ...........................     5,220        47
   Samsung Securities Co., Ltd. (JQ) .......................     1,604        40
   Shinhan Financial (JP) ..................................     7,000       187
   Shinsegaeco, Ltd. (JD) ..................................       420       130
   SK Corp. (BB) ...........................................     2,800       165
   SK Telecom Co., Ltd. (J2) ...............................     1,261       212
   Yuhan Corp. (JO) ........................................       210        19
                                                                         -------
                                                                           6,516

Spain - 3.1%
   Abertis Infrastructuras SA # (BT) .......................     7,129       161
   Acciona SA # (BJ) .......................................       850        77
   Acerinox SA # (BF) ......................................     5,324        87
   ACS Actividades de Construccion y Servicos SA # (BJ) ....     7,803       193
   Altadis SA -Ser. A # (JI) ...............................     7,915       324
   Amadeus Global Travel - Ser. A (BO) .....................     9,629        91
   Antena 3 TV # * (JA) ....................................       549        45
   Banco Bilbao Vizcaya SA # (JP) ..........................    95,567     1,557
   Banco Popular Espanol SA # (JP) .........................     5,074       328
   Banco Santander Central Hispano SA # (JP) ...............   176,200     2,146
   Cintra Concesiones de Infrae * (BS) .....................     5,494        59
   Corp. Mapfre SA # (JR) ..................................     2,943        45
   Endesa SA # (J3) ........................................    28,323       637
   Fomento de Construcciones y Contratas SA # (BJ) .........     1,389        71
   Gamesa Corp. Tecnologica, SA # (BA) .....................     2,883        38
   Gas Natural SDG SA # (J4) ...............................     4,516       130
   Grupo Ferrovial SA # (BJ) ...............................     1,869       106
   Iberdrola SA # (J3) .....................................    22,785       596
   Iberia Lineas Aereas de Espana SA # (BQ) ................    13,112        44
   Inditex (JE) ............................................     6,535       196
   Indra Sistemas SA (JU) ..................................     3,748        67
   Metrovacesa SA # (JS) ...................................     1,254        67
   NH Hoteles SA (BZ) ......................................     2,106        27
   Promotora de Informaciones SA # (JA) ....................     2,297        47
   Repsol SA # (BB) ........................................    27,206       721
   Sociedad General de Aguas de Barcelona SA (J6) ..........     1,488        32
   Sociedad General de Aguas de Barcelona SA * (J6) ........        14         0
   Soge Cable # * (JA) .....................................     1,173        47
   Telefonica Publicidad e Informacion SA # (JA) ...........     5,142        46
   Telefonica SA (J1) ......................................   132,262   $ 2,305
   Union Electrica Fenosa SA # (J3) ........................     6,292       187
   Vallehermoso SA # (JS) ..................................     3,406        61
   Zeltia SA # (JN) ........................................     3,894        33
                                                                         -------
                                                                          10,571

Sweden - 2.0%
   Alfa Laval AB # (BM) ....................................     2,318        38
   Assa Abloy # (BI) .......................................     8,800       125
   Atlas Copco AB # (BM) ...................................     2,100        92
   Atlas Copco AB - Ser. A (BM) ............................     3,300       158
   Axfood AB (JF) ..........................................       886        22
   Billerud # (BE) .........................................     1,400        21
   Capio AB * (JM) .........................................     2,363        36
   Carnegie & Co. # (JQ) ...................................     1,496        17
   Castellumab (JS) ........................................     1,243        41
   Electrolux AB - Ser. B # (BW) ...........................     8,300       193
   Elekta AB - Ser. B * (JL) ...............................       798        29
   Eniro AB Seki # (JA) ....................................     4,444        52
   Gambro - Ser. A (JM) ....................................     5,200        71
   Gambro - Ser. B # (JM) ..................................     2,800        38
   Getinge AB - Ser. B # (JL) ..............................     4,912        73
   Hennes & Mauritz AB # (JE) ..............................    14,100       485
   Hoganas AB - Cl. B (BF) .................................       700        20
   Holmen AB - Ser. B (BG) .................................     1,500        47
   Lundlin Petroleum AB * (BB) .............................     5,055        39
   Modern Times Group * (JA) ...............................     1,550        47
   NetCom Systems, Inc. - Cl. B # (J1) .....................     2,850        94
   Nobel Biocare AG (JN) ...................................       150         9
   Nordic Baltic Holding AB # (JP) .........................    63,000       638
   Omhex AB # * (JQ) .......................................     2,200        26
   Oriflame Cosmetics SA # * (JK) ..........................       750        16
   Sandvik AB (BM) .........................................     6,300       262
   SAS AB # * (BQ) .........................................     2,400        24
   Scania AB - Ser. B (BM) .................................     2,800       119
   Securitas AB # (BO) .....................................     8,800       141
   Skand Enskilda Banken - Cl. A # (JP) ....................    14,000       265
   Skandia Forsakrings AB (JR) .............................    30,000       152
   Skanska AB - Ser. B (BJ) ................................    10,900       132
   SKF AB - Ser. B # (BM) ..................................     2,800       131
   SSAB Svensktal AB - Ser. A # (BF) .......................     1,800        45
   SSAB Svensktal AB - Ser. B (BF) .........................       800        19
   Svenska Cellulosa AB - Cl. B (BG) .......................     5,700       215
   Svenska Handelsbanken, Inc. # (JP) ......................    15,500       366
   Swedish Match # (JI) ....................................     9,500       116
   Telefonaktiebolaget LM Ericsson AB # * (JW) .............   439,200     1,237
   Telia AB (J1) ...........................................    62,600       372
   Trelleborg AB - Ser. B # (BU) ...........................     2,400        42
   Volvo AB # (BM) .........................................     6,800       301
   Volvo AB - Ser. A (BM) ..................................     2,900       124

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                        -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Sweden - Continued
   Wihlborgs Fastigheter AB (JS) ...........................     2,419   $    56
   WM Data AB - Ser. B # (JU) ..............................    10,000        25
                                                                         -------
                                                                           6,571
Switzerland - 5.7%
   ABB, Ltd. * (BK) ........................................    59,096       367
   Adecco SA # (BO) ........................................     4,104       226
   Ciba Specialty Chemicals AG (BC) ........................     2,058       133
   Clariant AG (BC) ........................................     7,059       122
   Credit Suisse Group # (JP) ..............................    35,923     1,543
   Geberit AG # (BI) .......................................       113        83
   Givaudan (BC) ...........................................       220       141
   Holcim # (BD) ...........................................     5,109       314
   Kudelski SA * (JY) ......................................     1,071        39
   Kuoni Reisen Holding AG - Ser. B # (BZ) .................        80        36
   Logitech International SA * (JX) ........................     1,370        83
   Lonza Group AG # (BC) ...................................     1,119        69
   Micronas Semiconductor Holdings AG * (J0) ...............     1,037        43
   Nestle SA # (JH) ........................................    12,739     3,487
   Nobel Biocare AG # (JL) .................................       698       147
   Novartis AG * (JO) ......................................    74,526     3,479
   Phonak Holdings AG # (JL) ...............................     1,370        47
   Richemont (JE) ..........................................    16,395       515
   Rieter Holdings AG (BM) .................................       145        46
   Roche Holdings AG (JO) ..................................    22,186     2,379
   Schindler Holding AG (BM) ...............................       164        61
   Serono SA # (JN) ........................................       202       147
   SGS Holdings # (BO) .....................................       136        98
   Straumann Holdings # (JL) ...............................       233        50
   Sulzer AG (BM) ..........................................       128        55
   Swatch Group # (BY) .....................................     1,051       145
   Swatch Group AG # (BY) ..................................     1,811        50
   Swiss Reinsurance Co. # (JR) ............................    10,189       730
   Swisscom AG # (J1) ......................................       841       309
   Syngenta AG (BC) ........................................     3,392       354
   Synthes, Inc. (JL) ......................................     1,467       163
   UBS AG # (JP) ...........................................    33,757     2,852
   Unaxis Holding AG # (J0) ................................       336        47
   Valora Holding AG # (JE) ................................       105        24
   Zurich Finance (JR) .....................................     4,555       800
                                                                         -------
                                                                          19,184
Taiwan - 1.4%
   Accton Technollogies, Inc. * (JW) .......................    10,000         5
   Acer Communicaton (JX) ..................................    38,279        40
   Acer, Inc. (JX) .........................................    46,233        73
   Advanced Semiconductor Engineering, Inc. (J0) ...........    71,376        53
   Advantech Co., Ltd. (JX) ................................     6,099        14
   Arima Computer * (JX) ...................................    14,000         4
   Asia Cement Corp. (BD) ..................................    25,235        17
   Asia Optical Co., Inc. (BX) .............................     3,297        21
   Asustek Computer (JX) ...................................    44,712   $   123
   AU Optronics Corp. (JY) .................................    94,088       138
   BES Engineering Corp. (BJ) ..............................    22,440         4
   Cathay Construction (JS) ................................    23,000        12
   Cathay Financial Holding Co., Ltd. (JR) .................   104,000       197
   Chang Hwa Commercial Bank * (JP) ........................    84,000        48
   Cheng Shin Indiana (BU) .................................    12,864        16
   Chi Mei Optoelectronics Corp. (JX) ......................    52,210        77
   China Airlines (BQ) .....................................    23,650        13
   China Dev Fin Holding * (JP) ............................   212,787        85
   China Motor Corp. (BV) ..................................    13,000        15
   China Steel Corp. (BF) ..................................   171,095       191
   China Trust Finance (JP) ................................    99,914       113
   Chungwa Picture Tubes, Ltd. * (JY) ......................    82,216        34
   Chungwa Telecom Co., Ltd. (J1) ..........................    46,000        95
   CMC Magnetics Corp. (JX) ................................    59,775        26
   Compal Electronics, Inc. (JX) ...........................    65,981        60
   Compeq Manufacturing Co., Ltd. * (JX) ...................    25,000         7
   Continental Engineering (BJ) ............................     8,000         4
   DD Link (JW) ............................................    12,406        15
   Delta Electronics Inc. (JY) .............................    23,500        38
   E. Sun Financial (JP) ...................................    39,879        32
   Elite Group Computers (JX) ..............................    14,000        10
   Eternal Chemical Co., Ltd. (BC) .........................     7,000         5
   Eva Airways (BQ) ........................................    27,669        13
   Evergreen Marine Corp. (BR) .............................    17,779        17
   Far East Textile (BL) ...................................    46,301        30
   First Financial Holding, Co., Ltd. * (JQ) ...............    97,000        79
   Formosa Chemical & Fibre (BC) ...........................    53,496       109
   Formosa Plastic (BC) ....................................    88,396       159
   Formosa Taffeta Co., Ltd. (BY) ..........................    12,240         6
   Fu Sheng Industrail Co., Ltd. (BL) ......................    14,000        19
   Fubon Financial Holding Co. (JQ) ........................    91,000        86
   Giant Manufacturing Co., Ltd. (BX) ......................     5,000         8
   Gigabyte Technology Co. (JX) ............................    12,400        13
   Hon Hai Precision Insustry Co., Ltd. - Cl. G (JY) .......    55,740       248
   Hua Nan Financial Holding Co. (JP) ......................    70,920        57
   International Bank of Taipei (JP) .......................    43,500        32
   Inventec Co., Ltd. (JX) .................................    32,100        16
   Kinpo Electronics (JZ) ..................................    24,200        11
   Largan Precision Co. (BL) ...............................     2,100        12
   Lite on Technology (JX) .................................    47,712        51
   Macronix International Co., Ltd. * (J0) .................   106,177        15
   MediaTek, Inc. (J0) .....................................    14,628       104
   Mega Financial Holding Co., Ltd. (JP) ...................   215,000       139
   Micro Star International (JX) ...........................    13,670         8
   Nan Ya Plastic Corp. (BC) ...............................   109,723       162
   Nien Hsing Textile Co., Ltd. (BY) .......................     6,000         5
   Nien Made Enterprises Co., Ltd. (JH) ....................     5,840        10
   Optimax Technology Corp. (JY) ...........................     6,804        19
   Oriental Union Chemical Corp. * (BC) ....................     8,622         9

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                        -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Taiwan - Continued
   Phoenixtec Power (BK) ...................................     7,000    $    8
   Polaris Securities (JQ) .................................    27,051        13
   Pou Chen Corp. (BY) .....................................    31,334        26
   Premier Image Technology (BX) ...........................     9,300        11
   President Chain Store Corp. (JF) ........................    12,594        21
   Prodisc Technology, Inc. (JX) ...........................    11,867         4
   Quanta Computer, Inc. (JX) ..............................    39,100        66
   Quanta Display, Inc. * (JY) .............................    53,000        28
   Realtek Semiconductor Corp. (J0) ........................    14,130        14
   Ritek Corp. (JX) ........................................    46,561        15
   Sampo Corp. (BW) ........................................    18,900         4
   Shihlin Electric (BK) ...................................     6,000         5
   Shin Kong Financial Holding Co., Ltd. (JR) ..............    47,325        48
   Siliconware Precision (J0) ..............................    37,111        32
   Sinopac Holding (JP) ....................................    70,389        39
   Synnex Technology International Corp. (JY) ..............    12,900        20
   SYSTEX Corp. (JU) .......................................    14,718         5
   Taishin Financial Holding Co., Ltd. (JP) ................    71,877        64
   Taiwan Cellular Corp. (J2) ..............................    54,000        55
   Taiwan Cement (BD) ......................................    31,840        19
   Taiwan Glass Industrial Corp. (BI) ......................    13,560        13
   Taiwan Secom Co. (BO) ...................................     5,000         7
   Taiwan Semiconductor (J0) ...............................   400,527       655
   Taiwan Styrene Monomer Corp. (BC) .......................     8,000         5
   Tatung * (BL) ...........................................    76,146        27
   Teco Electric & Machine (BK) ............................    41,000        12
   Uni-President Enterprises Co. (JH) ......................    56,000        26
   United Microelectronics Corp. (J0) ......................   362,567       219
   Via Technologies Inc. * (J0) ............................    23,090        12
   Walshin Lihwa W&C * (BK) ................................    51,000        24
   Wan Hai Lines, Ltd. (BR) ................................    14,600        16
   Winbond Electronic * (J0) ...............................    80,084        28
   WUS Printed Circuit (JY) ................................     7,212         3
   Ya Hsing Indiana Co. (JY) ...............................    15,728        16
   Yageo Corp. * (JY) ......................................    49,000        18
   Yang Ming Marine (BR) ...................................    25,845        25
   Yieh Phuients Co. (BD) ..................................    20,022        12
   Yuanta Core Pacific * (JQ) ..............................    47,140        34
   Yue Loong Motor Co. (BV) ................................    17,210        21
   Yuen Foong Yu Manufacturing Co., Ltd. (BG) ..............    26,440        12
   Zyxel Communication (JW) ................................     6,600        15
                                                                          ------
                                                                           4,719
Thailand - 0.3%
   Advanced Information Services (J2) ......................    28,500        82
   Airports of Thailand * (BT) .............................    14,300        17
   Bangkok Bank (JP) .......................................     8,900        23
   Bangkok Bank Co., Ltd. (JP) .............................    30,600        88
   Bangkok Expressway Public Co., Ltd. (BT) ................     9,700         7
   Banpu Co. (BF) ..........................................     4,800        20
   Bec World (JA) ..........................................    25,200    $   11
   Charoen Pokphand Public Co., Ltd. (JH) ..................    64,100         7
   Delta Electronics (JY) ..................................    10,000         6
   Electricity Generating Public Co., Ltd. - Foreign R
      Shares (J4) ..........................................     3,400         6
   GMM Grammy Public Co., Ltd. (JA) ........................     6,900         4
   Hana Micorelectronic Public Co., Ltd. (JY) ..............    19,000         9
   Italian Thai Development Public Co., Ltd. * (BJ) ........    44,700        12
   ITV PCL * (JA) ..........................................     8,400         2
   Kasikornbank Public Co., Ltd. * (JP) ....................     5,900         8
   Kiatnakin Finance Public Co., Ltd. (JQ) .................     5,600         5
   Kim England Securities, Ltd. (FB) .......................     3,100         2
   Krung Thai Bank Public Co., Ltd. (JP) ...................    92,100        21
   Land & Houses (BJ) ......................................    80,500        18
   Land & Houses Public Co., Ltd. (JS) .....................    30,500         7
   National Finance Public Co., Ltd. (BD) ..................    18,300         7
   National Petrochemical Public Co., Ltd. (BC) ............     2,100         7
   PTT Exploration & Production Public Co., Ltd. (BB) ......     8,600        66
   PTT Public Co. (BB) .....................................    27,400       146
   Ratchaburi Electric (J3) ................................     9,900         4
   Sahaviriya Steel (BF) (a) ...............................   177,100        13
   Seven Eleven (JE) .......................................     2,500         4
   Shin Corp. (J2) .........................................    33,600        38
   Siam Cement Co. (BD) ....................................     9,837        66
   Siam City Cement Public Co., Ltd. (BD) ..................     2,100        15
   Siam Commercial Bank Public Co. (JP) ....................    37,800        49
   Siam Makro (JD) .........................................     2,400         3
   Sino Thai Engineering & Construction (BJ) ...............    13,800         6
   TelecomAsia Corp. Public Co., Ltd. (J1) .................    55,500        13
   Thai Airways International plc (BQ) .....................    16,900        21
   Thai Farmers Bank Public Co., Ltd. * (JP) ...............    38,000        57
   Thai Investor & Secured (JQ) ............................     5,100         3
   Thai Olefin Public * (BC) ...............................     5,500         9
   Thai Union Frozen Products Public Co., Ltd. (JH) ........     8,400         6
   The Siam Cement Public Co., Ltd. (BI) ...................     4,400        28
   Tisco Finance plc (JQ) ..................................     8,500         6
   United Broadcasting Corp. * (JA) ........................     5,600         3
                                                                          ------
                                                                             925
Turkey - 0.2%
   Akbank TAS (JP) .........................................    17,053        83
   Akcansa Cimento AS (BD) .................................     1,116         4
   Aksa (BC) ...............................................       308         3
   Aksigorta (JR) ..........................................     1,520         5

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                        -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Turkey - Continued
   Alarko Holding (BJ) .....................................       137    $    4
   Anadolou Efes Biracilik (JG) ............................     1,837        36
   Arcelik TAS (BW) ........................................     2,270        13
   Aygaz AS (JB) ...........................................     1,848         4
   Cimsa Cimento Sanayi Ve Tic (BI) ........................     1,377         5
   Dogan Sirketler Gruby Holding AS (BI) ...................     8,398        22
   Dogan Yayin Holdings * (JA) .............................     6,315        17
   Eregli Demir Celik ve Fabrik (BF) .......................    11,198        54
   Ford Otomotiv Sanayi AS (BV) ............................     1,660        13
   Haci Omer Sabanci Holdings AS (JQ) ......................     9,767        34
   Hurryiet (JA) ...........................................     4,139         9
   KOC Holding * (BL) ......................................     1,193         5
   KOC Holdings (BL) .......................................     5,324        23
   Migros Turk TAS (JF) ....................................     2,251        16
   Ortak (JS) ..............................................     3,835         5
   T SISE CAM (BW) .........................................     4,206        11
   Tofas Turk Otomobil Fabrikas AS * (BV) ..................     3,193         6
   Trakya Cam Sarayii AS (BU) ..............................     2,261         8
   Tupras-Turkiye Petrol Rafine (BB) .......................     2,853        40
   Turk Hava Yallori (BQ) ..................................     1,446         7
   Turkcell Ilestsim Hizmet AS (J2) ........................     6,717        46
   Turkiye Garanti Bankasi AS * (JP) .......................    13,656        52
   Turkiye IS Bankasi (JP) .................................    15,986        92
   Vestel Elektronik Sanayi * (BW) .........................     2,258         9
   Yapi ve Kredi Bankasi AS (JP) ...........................    11,015        44
                                                                          ------
                                                                             670
United Kingdom - 20.0%
   3I GROUP (JQ) ...........................................    18,222       231
   Aegis Group plc (JA) ....................................    36,732        71
   Aggreko plc (BO) ........................................     6,663        23
   Alliance Unichem (JM) ...................................     7,173       105
   Allied Irish Banks (JP) .................................     1,873        39
   AMEC plc (BJ) ...........................................    10,182        61
   Amvescap plc (JQ) .......................................    22,844       144
   Anglo American plc (BF) .................................     3,722        88
   ARM Holdings plc (J0) ...................................    39,863        79
   Arriva plc (BS) .........................................     5,876        58
   Association British Ports (BT) ..........................     8,519        77
   AstraZeneca Group plc (JO) ..............................    49,779     1,961
   Balfour Beatty plc (BJ) .................................    13,627        80
   Bank of Ireland (JP) ....................................     1,865        29
   Barclays (JP) ...........................................   193,861     1,981
   Barratt Developments plc (BW) ...........................     7,627        95
   BBA Group plc (BT) ......................................    14,538        83
   Bellway plc (BW) ........................................     3,406        57
   Berkeley Group Holdings * (BJ) ..........................     2,816        43
   BG Group plc (BB) .......................................   107,853       838
   Billiton plc (BF) .......................................    74,644     1,002
   BOC Group plc (BC) ......................................    15,237       293
   Boots Group (JF) ........................................    22,461       265
   BP Amoco plc (BB) .......................................   652,455     6,758
   BPB (BD) ................................................    14,214       133
   Brambles Industries (BO) ................................    22,035    $  126
   British Aerospace plc (BH) ..............................    97,477       478
   British Airport Authority plc (BT) ......................    31,885       351
   British Airways plc * (BQ) ..............................    17,305        86
   British American Tobacco plc (JI) .......................    49,047       864
   British Land Co. plc (JS) ...............................    15,738       239
   British Sky Broadcast plc (JA) ..........................    38,234       419
   BT Group (J1) ...........................................   258,328     1,003
   Bunzl (BO) ..............................................    13,650       133
   Cable & Wireless plc (J1) ...............................    73,267       179
   Cadbury Schweppes plc (JH) ..............................    62,094       622
   Capita Group plc (BO) ...................................    21,110       150
   Carnival plc (BZ) .......................................     5,147       283
   Cattles plc (JQ) ........................................    10,653        68
   Centrica (J4) ...........................................   115,991       505
   CGU plc (JR) ............................................    69,490       833
   Close Brothers Group plc (JQ) ...........................     3,596        53
   Cobham plc (BH) .........................................     3,570        94
   Compass Group plc (BZ) ..................................    63,597       290
   Cookson Group plc * (BL) ................................    65,990        50
   Corus Group plc * (BF) ..................................   127,262       130
   CRH (BD) ................................................     1,055        28
   Daily Mail & General Trust (JA) .........................     9,176       125
   Davis Service (BO) ......................................     5,245        43
   DCC plc (BL) ............................................       269         6
   De La Rue plc (BO) ......................................     4,733        34
   Diageo plc (JG) .........................................    90,768     1,279
   Dixons Group plc (JE) ...................................    58,275       168
   Eircom Group plc * (J1) .................................     2,354         6
   ELAN Corp. * (JO) .......................................       907         3
   Electrocomponents plc (BN) ..............................    14,115        66
   EMAP plc (JA) ...........................................     7,402       116
   EMI Group plc (JA) ......................................    23,365       104
   Enterprise Inns (BZ) ....................................    11,062       161
   Exel (BP) ...............................................     8,766       140
   Firstgroup (BS) .........................................    12,910        84
   FKI plc (BL) ............................................    14,956        30
   Friends Provident plc (JR) ..............................    55,972       187
   George Wimpey plc (BW) ..................................    12,005       100
   GKN (BU) ................................................    22,731       109
   GlaxoSmithKline plc (JO) ................................   178,147     4,081
   Grafton Group * (JE) ....................................       862        10
   Great Portland Estates plc (JS) .........................     3,306        20
   Group 4 Securicor * (BO) ................................    36,269        94
   Hammerson plc (JS) ......................................     7,948       125
   Hanson Building Materials (BD) ..........................    22,301       211
   Hays plc (BO) ...........................................    48,586       122
   HBOS (JP) ...............................................   119,158     1,857
   Hilton Group plc (BZ) ...................................    47,722       271
   HMV Group plc (JE) ......................................    11,615        55
   HSBC Holdings plc (JP) ..................................   338,796     5,355
   ICAP (JQ) ...............................................    13,694        71
   IMI (BM) ................................................    11,337        88
   Imperial Chemical Industries plc (BC) ...................    36,597       185

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
                      --------------                         ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

United Kingdom - Continued
   Imperial Tobacco Group plc (JI) .......................      21,877   $   574
   Inchcape plc (JB) .....................................       2,209        83
   Intercontinental Hotels (BZ) ..........................      19,671       229
   Intertek Group plc (BL) ...............................       4,581        67
   Invensys plc * (BM) ...................................     146,432        43
   Irish Life & Permanent plc * (JR) .....................         516         9
   Johnson Matthey (BF) ..................................       6,237       117
   Kelda Group plc (J6) ..................................      11,709       132
   Kerry Group (JH) ......................................         251         6
   Kesa Electricals (JE) .................................      16,752        96
   Kidde plc (BK) ........................................      27,091        85
   Kingfisher (JE) .......................................      71,582       390
   Land Securities SGP (JS) ..............................      14,074       344
   Legal & General Group plc (JR) ........................     197,674       423
   Liberty National (JP) .................................       7,320       133
   Lloyds TSB Group plc (JP) .............................     170,122     1,536
   Logica plc (JU) .......................................      24,231        81
   London Stock Exchange (FB) ............................       7,500        64
   Manitoba Group (JQ) ...................................       8,266       215
   Marconi Group plc * (JW) ..............................       5,940        60
   Marks & Spencer (JD) ..................................      49,007       320
   Meggitt plc (BH) ......................................      12,585        63
   MFI Furniture Group (BW) ..............................      15,783        35
   Misys plc (JV) ........................................      14,419        60
   Mitchells & Butler (BZ) ...............................      16,118       105
   National Express Group (BS) ...........................       4,101        70
   National Grid Group (J3) ..............................      94,196       872
   National Power plc * (J5) .............................      42,536       144
   Next Group (JD) .......................................       8,148       245
   Novar plc (BI) ........................................      11,031        39
   Pearson plc (JA) ......................................      24,510       299
   Peninsular & Oriental Steam Navigation Co. (BR) .......      21,736       119
   Persimmon plc (BW) ....................................       7,847       112
   Pilkington plc (BI) ...................................      27,334        61
   Premier Farnell plc (JY) ..............................       8,500        27
   Provident Financial (JQ) ..............................       8,051       108
   Prudential Corp. (JR) .................................      70,673       675
   Punch Taverns plc (BZ) ................................       7,184        93
   Rank Group plc (BZ) ...................................      18,607        96
   Reckitt Benckiser (JJ) ................................      18,596       591
   Reed International plc (JA) ...........................      38,325       397
   Rentokil Initial plc (BO) .............................      52,003       159
   Reuters Group plc (JA) ................................      42,949       331
   Rexam (BE) ............................................      17,293       155
   Rio Tinto plc (BF) ....................................      32,289     1,043
   Rolls Royce Group (BH) ................................      45,604       210
   Rolls Royce Group plc - Cl. B * (BV) ..................   2,280,200         4
   Royal & Sun Alliance Insurance Group (JR) .............      82,106       122
   Royal Bank of Scotland Group (JP) .....................      96,218     3,060
   Ryanair Holdings * (BQ) ...............................       1,666        13
   Sainsbury J plc (JF) ..................................      41,451       226
   Schroders (JQ) ........................................       3,199        43
   Scottish & Newcastle (JG) .............................      24,601   $   214
   Scottish and Southern Energy (J3) .....................      26,071       434
   Scottish Power plc (J3) ...............................      57,268       442
   Serco Group plc (BO) ..................................      15,343        71
   Severn Trent (J6) .....................................      10,625       184
   Shell Transport & Trading Co. plc (BB) ................     292,059     2,620
   Signet Group (JE) .....................................      50,663       103
   Slough Estates Finance plc (JS) .......................      12,072       111
   Smith & Nephew (JL) ...................................      28,325       266
   Smiths Group (BL) .....................................      16,899       272
   South African Breweries plc (JG) ......................      24,716       387
   SSL International plc (JL) ............................       4,886        28
   Stagecoach Group (BS) .................................      21,318        45
   Tate & Lyle (JH) ......................................      12,533       126
   Taylor Woodrow (BW) ...................................      15,717        91
   Tesco plc (JF) ........................................     235,542     1,408
   The Great Universal Stores plc (JC) ...................      30,715       528
   The Sage Group plc (JV) ...............................      40,093       152
   Tomkins plc (BL) ......................................      22,861       114
   Trinity Mirror plc (JA) ...............................       8,297       110
   Unilever plc (JH) .....................................      84,411       834
   United Business Media (JA) ............................      10,335       104
   United Utilites - Cl. A (J6) ..........................      10,002        85
   United Utilities plc (J5) .............................      17,068       203
   Vodafone AirTouch plc (J2) ............................   1,995,301     5,294
   Whitbread (BZ) ........................................       9,418       166
   William Hill (BZ) .....................................      12,355       129
   Wolseley (BN) .........................................      18,058       378
   WPP Group plc (JA) ....................................      35,704       406
   Yell Group plc (JA) ...................................      21,483       192
                                                                         -------
                                                                          66,965

United States - 1.3%
   Alvarion, Ltd. * (JW) .................................       2,516        24
   AO Mosenergo - ADR # * (J3) ...........................       2,476        20
   Banco Bradesco SA - ADR # * (JP) ......................       7,287       211
   Banco Santander Chile - ADR * (JP) ....................       2,767        92
   Brasil Telecom Participacoes S.A. # * (J1) ............         966        31
   Braskem SA - ADR * (BC) ...............................       1,223        50
   Centrais Electricas Brasileirias SA - ADR Cl. B # *
      (J3) ...............................................       2,207        14
   Check Point Software Technologies, Ltd. * (JT) ........       5,654       123
   Companhia De Bebidas ADR * (JG) .......................       4,804       139
   Companhia Energetica de Minas Gerias - ADR * (J3) .....       1,994        46
   Companhia Siderurgica Nacional - SA - ADR * (BF) ......       3,152        76
   Companhia Vale do Rio Doce - ADR * (BF) ...............       8,856       239
   Companhia Vale Do Rio Doce - ADR * (BF) ...............       6,282       199

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                         Market
                      Name of Issuer                         Shares       Value
                      --------------                       ----------   --------
                                                                         (000's)
COMMON STOCK - Continued

United States - Continued
   Compania Anonima Nacional Telefonos De Venezuela
      - ADR * (J1) .....................................        2,697   $     51
   Compania Brasileira de Distribuicao Grupo Pao de
      Acucar - ADR * (JF) ..............................          485         10
   Compania Cervecerias Unidas SA - ADR # * (JG) .......          470         12
   Compania de Telecomunicaciones de Chile SA * (J1) ...        8,006         89
   Distribucion y Servicio D&S SA - ADR * (JF) .........        1,002         19
   ECI Telecommunications, Ltd. * (JW) .................        1,334         10
   Embotelladora Andina SA - ADR * (JG) ................          935         12
   Embotelladora Andina SA - Ser. B ADR * (JG) .........        1,052         14
   Embratel Participacoes SA - ADR # * (J1) ............        1,392         11
   Empresa Brasileira de Aeronautica SA # * (BH) .......        1,584         50
   Empresa Nacional de Electricidad SA - ADR # *
      (J3) .............................................        6,680        133
   Enersis SA - ADR * (J3) .............................       15,963        134
   Gerdeau SA - ADR # * (BF) ...........................        2,792         46
   Given Imaging, Ltd. # * (JL) ........................          723         21
   JSC Norilsk Nickel - ADR * (BL) .....................        2,161        126
   Lipman * (JX) .......................................          496         14
   Lukoil Holding - ADR * (BB) .........................        3,713        503
   M-Systems Flash Disk Pioneers, Ltd. * (JX) ..........          924         20
   Molson Coors Brewing Co. - Cl. B (JG) ...............          103          8
   OAO Gazprom - ADR * (BL) ............................        2,254         76
   Orbotech, Ltd. * (JY) ...............................          835         18
   Part Indosat Tbk - ADR # (J1) .......................        1,484         38
   Petrobas Energia Participacoes SA - ADR Cl. B *
      (JQ) .............................................        2,541         31
   Petroleo Brasileiro SA * (BB) .......................        6,036        267
   Petroleo Brasileiro SA - ADR * (BB) .................        8,385        325
   Radware, Ltd. * (JT) ................................          401          9
   Ryanair Holdings plc - ADR * (BQ) ...................          881         39
   Sberbank RF * (JP) ..................................        1,225         73
   Ship Finance International, Ltd. # (BR) .............          394          8
   Surgutneftegaz - ADR # * (BB) .......................        7,829        329
   Tatneft - ADR (BB) ..................................        2,084         67
   Tele Centro Oeste Celular Participacoes - ADR *
      (J2) .............................................        1,301         13
   Tele Norte Leste Participacoes SA - ADR # * (J1) ....        5,501         85
   Telesp Celular Participacoes SA - ADR * (J2) ........        4,894         29
   Tenaris SA - ADR * (BA) .............................        1,125         69
   Unibanco - Uniao de Bancos Brasileiros SA - GDR *
      (JP) .............................................        1,735         60
   Unified Energy Systems Russia - ADR * (J3) ..........        3,060         89
   Vina Concha y Toro SA - ADR * (JG) ..................          371   $     28
   Votorantim Celulose e Papel SA - ADR * (BG) .........        1,325         17
                                                                        --------
                                                                           4,217
                                                                        --------
                                     TOTAL COMMON STOCK-
                                         (Cost $267,008)         96.1%   322,436

PREFERRED STOCK

Brazil - 0.3%
   Aracruz Celulose SA (BG) ............................       21,266         20
   BCO Itau Holdings (JP) ..............................        1,640        267
   Caemi Mieracao e Metalurgia SA (BF) .................       49,000         46
   Celular CRT Participacoes (J2) ......................       32,000          6
   Centrais Electricas Brasileires SA (J3) .............    1,100,000         14
   Compahnia de Bebidas das Americas (J3) ..............      150,000         43
   Compahnia de Tecidos Norte de Minas (BY) ............      120,000         10
   Compahnia Siderurgica de Tuburao (BF) ...............      500,000         30
   Companhia Energetica de Minas Gerais (J3) ...........      900,000         21
   Companhia Vale do Rio Doce (BF) .....................        4,100        110
   Copel Parana de Energia (J3) ........................    3,300,000         15
   Duratex SA (BI) .....................................      200,000          9
   Embratel Participacoes SA (J1) ......................    8,300,000         14
   Empresa Bras De Aerona (BH) .........................        4,900         38
   Gerdau SA (BF) ......................................        1,500         25
   Klabin SA (BG) ......................................       18,000         30
   Pao de Acucar CIA (JF) ..............................      470,000         10
   Petroleo Brasileiro SA - Petrobras (BB) .............        4,000        155
   Sadia SA (JH) .......................................       14,000         23
   Tele Celular Sul Participacoes SA (J1) ..............   13,200,000         20
   Tele Centro Oeste (J2) ..............................    1,800,000          6
   Tele Centro Sul Participacoes SA (J1) ...............    2,300,000         15
   Tele Norte Leste (J1) ...............................        2,600         40
   Telemig Celular Participacoes SA (J2) ...............    7,200,000         10
   Telesp Celular Participacoes SA (J2) ................    5,300,000         13
   Usinas Siderurgicas de Minas S.A. (BF) ..............        1,800         39
   Votorantim Celulos (BG) .............................        1,300         17
                                                                        --------
                                                                           1,046

Germany - 0.2%
   Fresenius Medical Care AG (JM) ......................          791         46
   Henkel KGAA (JJ) ....................................        1,826        165
   Porsche AG (BV) .....................................          240        174
   Prosiebebensati Medi (JA) ...........................        2,362         44
   RWE AG (J5) .........................................        1,168         62
   Volkswagen AG (BV) ..................................        3,185        115
                                                                        --------
                                                                             606

South Korea - 0.1%
   Hyundai Motor Co. (BV) ..............................        1,140         40

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                      Name of Issuer                            Shares    Value
                      --------------                           -------   -------
                                                                         (000's)
PREFERRED STOCK - Continued

South Korea - Continued
   LG Electronics, Inc. (BW) ...............................       490    $   19
   Samsung Electronics (BL) ................................       676       222
                                                                          ------
                                                                             281
                                                                          ------
                                      TOTAL PREFERRED STOCK-
                                               (Cost $1,478)       0.6%    1,933

RIGHTS

Brazil - 0.0%
   Brasil Telecom (J1)
   expires 04/28/05 ........................................    47,128         0
   Timparticipacoes (BO)
   expires 03/10/05 ........................................   303,741         0
                                                                          ------
                                                                               0

Malaysia - 0.0%
   AIGB (BO) (a)
   expires 03/22/05 ........................................     5,940         0

Thailand - 0.0%
   Sino Thai Engineering (BJ)
   expires 03/14/05 ........................................     2,300         0
   True Corporation Public Co., Ltd.
      (J1) (a)
   expires 04/30/08 ........................................    35,747         0
                                                                          ------
                                                                               0

United States - 0.0%
   Embratel Participacoes SA - ADR # (J1)
      expires 04/07/05 (Cost $0) ...........................     1,765         0
                                                                          ------
                                               TOTAL RIGHTS-
                                                   (Cost $0)       0.0%        0

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 26.1%
   State Street Navigator Securities
   Lending Portfolio.....................................   $87,369      87,369

SHORT-TERM INVESTMENTS - 2.5%

   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $8,438)                                           8,438       8,438
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $364,288)     125.3%    420,176
                     Payables, less cash and receivables-     (25.3)%   (84,787)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $335,389
                                                            =======    ========

* Non-income producing security.
# At March 31, 2005 all or portion of this security was out on loan.
(a) At March 31, 2005 this security was fair valued.
ADR -American Depository Receipt
GDR-Global Depository Receipt

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                        % of
                                             Industry      Market     Long-Term
                Industry                   Abbreviation     Value    Investments
                --------                   ------------   --------   -----------
                                                           (000s)
Banks ..................................        JP        $ 56,731       17.5%
Oil & Gas ..............................        BB          30,995        9.6%
Pharmaceuticals ........................        JO          19,684        6.1%
Diversified Telecommunication
   Services ............................        J1          15,406        4.8%
Insurance ..............................        JR          15,021        4.6%
Metals & Mining ........................        BF          13,898        4.3%
Electric Utilities .....................        J3          10,758        3.3%
Diversified Financials .................        JQ           9,996        3.1%
Wireless Telecommunications
   Services ............................        J2           8,862        2.7%
Food Products ..........................        JH           8,739        2.7%
Chemicals ..............................        BC           8,731        2.7%
Automobiles ............................        BV           8,692        2.7%
Media ..................................        JA           7,195        2.2%
Household Durables .....................        BW           6,168        1.9%
Real Estate ............................        JS           5,757        1.8%
Food & Drug Retailing ..................        JF           5,463        1.7%
Semiconductor Equipment & Products .....        J0           5,311        1.6%
Electrical Equipment ...................        BK           4,649        1.4%
Communications Equipment ...............        JW           4,603        1.4%
Beverages ..............................        JG           4,406        1.4%
Machinery ..............................        BM           4,318        1.3%
Electronic Equipment & Instruments .....        JY           4,243        1.3%
Hotels Restaurants & Leisure ...........        BZ           3,539        1.1%
Industrial Conglomerates ...............        BL           3,426        1.1%
Specialty Retail .......................        JE           3,276        1.0%
Road & Rail ............................        BS           3,134        0.9%
Commercial Services & Supplies .........        BO           3,093        1.0%
Construction Materials .................        BD           2,985        0.9%
Multiline Retail .......................        JD           2,632        0.8%
Auto Components ........................        BU           2,607        0.8%
Tobacco ................................        JI           2,606        0.8%
Gas Utilities ..........................        J4           2,344        0.7%
Multi-Utilities ........................        J5           2,250        0.7%
Construction & Engineering .............        BJ           2,134        0.7%
Building Products ......................        BI           2,009        0.6%
Trading Companies & Distributors .......        BN           1,948        0.6%
Computers & Peripherals ................        JX           1,932        0.6%
Software ...............................        JV           1,799        0.6%
Office Electronics .....................        JZ           1,772        0.5%
Health Care Equipment & Supplies .......        JL           1,712        0.5%
Transportation Infrastructure ..........        BT           1,711        0.5%
Aerospace & Defense ....................        BH           1,688        0.5%
IT Consulting & Services ...............        JU           1,653        0.5%
Paper & Forest Products ................        BG           1,625        0.5%
Textiles & Apparel .....................        BY           1,605        0.5%
Marine .................................        BR           1,535        0.5%
Household Products .....................        JJ           1,314        0.4%
Leisure Equipment & Products ...........        BX           1,235        0.4%
Air Freight & Couriers .................        BP        $  1,204        0.4%
Personal Products ......................        JK           1,008        0.3%
Airlines ...............................        BQ             877        0.3%
Internet Software & Services ...........        JT             804        0.2%
Health Care Providers & Services .......        JM             707        0.2%
Internet & Catalog Retail ..............        JC             528        0.2%
Containers & Packaging .................        BE             482        0.1%
Water Utilities ........................        J6             458        0.1%
Energy Equipment & Services ............        BA             415        0.1%
Distributors ...........................        JB             274        0.1%
Biotechnology ..........................        JN             223        0.1%
Finance ................................        FB             200        0.1%
                                                          --------      -----
                                                          $324,370      100.0%
                                                          ========      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock International Equity Index Fund (the "Fund" or "VST International Equity Index") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

     This Fund offers three classes of shares, Series I and Series II were offered for the first time on May 3, 2004.

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Multi-Class Operations: All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Securities lending: The Fund has entered into an agreement with State Street Bank and Trust Company ("SSBT") to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $83,500                  $87,369

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, open financial futures contracts for the Fund were as follows:

                                   Open                                    Unrealized
                                Contracts   Position   Expiration Month   Depreciation
                                ---------   --------   ----------------   ------------
CAC 40 10 Euro Index Futures        19        Long          June 05           $  5
EOE Dutch Stock Index Futures        3        Long         April 05             (2)
OMX 30 Stock Index Futures          42        Long         April 05              3
TOPIX Index Futures                 19        Long          June 05            (17)
Share Price Index 200 Futures        3        Long          June 05             (8)
S&P Canada 60 Index Futures          7        Long          June 05             (3)
DAX Index Futures                    4        Long          June 05             (6)
IBEX 35 Index Futures                5        Long         April 05             (3)
MIB 30 Index Futures                 3        Long          June 05             11
Hang Seng Stock Index Futures        5        Long         April 05             (6)
FTSE 100 Index Futures              26        Long          June 05            (38)
                                                                              ----
                                                                              $(64)
                                                                              ====

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of March 31, 2005, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                                                                    Unrealized
                           Principal Amount                        Appreciation/
                         Covered by Contract   Expiration Month   (Depreciation)
                         -------------------   ----------------   --------------
Currency Purchased
Australian Dollar                 221               June 05            $ --
Canadian Dollar                   649               June 05               3
Euro                            3,083               June 05             (14)
Pound Sterling                  2,461               June 05              21
Hong Kong Dollar                  334               June 05              --
Japanese Yen                    2,006               June 05             (26)
Swedish Krona                     458               June 05              (4)
                                                                       ----
                                                                        (20)
                                                                       ====
Currency Sold
Australian Dollar                  63               June 05              --
Pound Sterling                     71               June 05              --
                                                                       ----
                                                                       $ --
                                                                       ====

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $36,377           $2,841

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $320,400       $61,661       $(6,504)         $55,157

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
                      --------------                         ---------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.5%
   United Defense Industries, Inc. * .....................      58,700   $ 4,310
   United Technologies Corp. .............................      49,100     4,991
                                                                         -------
                                                                           9,301

Air Freight & Couriers - 0.7%
   Fedex Corp. ...........................................      46,400     4,359

Airlines - 0.3%
   JetBlue Airways Corp. # * .............................     103,800     1,976

Automobiles - 0.4%
   Harley-Davidson, Inc. .................................      41,900     2,420

Beverages - 1.6%
   Coca-Cola Co. .........................................     117,400     4,892
   PepsiCo, Inc. .........................................      93,300     4,948
                                                                         -------
                                                                           9,840

Biotechnology - 1.9%
   Amgen, Inc. * .........................................     201,300    11,718

Chemicals - 1.3%
   Monsanto Co. ..........................................      67,100     4,328
   The Scotts Co. - Cl. A ................................      52,800     3,708
                                                                         -------
                                                                           8,036

Commercial Services & Supplies - 1.8%
   Dun & Bradstreet Corp. * ..............................      44,900     2,759
   Equifax, Inc. .........................................     138,600     4,254
   ITT Educational Services, Inc. * ......................      81,200     3,938
                                                                         -------
                                                                          10,951

Commingled Fund - 2.0%
   Standard and Poor's Depositary Receipts ...............     100,700    11,878

Communications Equipment - 3.5%
   Cisco Systems, Inc. * .................................   1,011,600    18,097
   Qualcomm, Inc. ........................................      86,000     3,152
                                                                         -------
                                                                          21,249

Computers & Peripherals - 4.2%
   Apple Computer, Inc. * ................................     172,600     7,192
   Dell, Inc. * ..........................................     411,900    15,825
   EMC Corp. * ...........................................     203,000     2,501
                                                                         -------
                                                                          25,518

Diversified Financials - 7.5%
   Bear Stearns Cos., Inc. ...............................      39,000     3,896
   BlackRock, Inc. # .....................................      79,500     5,957
   Citigroup, Inc. .......................................     156,200     7,020
   Eaton Vance Corp. # ...................................     187,900     4,404
   Goldman Sachs Group, Inc. .............................      57,200     6,291
   Legg Mason, Inc. ......................................      55,900     4,368
   Morgan Stanley, Dean Witter, Discover & Co. ...........      74,600     4,271
   SLM Corp. .............................................     126,300     6,295
   T. Rowe Price Group, Inc. .............................      52,000   $ 3,088
                                                                         -------
                                                                          45,590

Diversified Telecommunication Services - 0.6%
   Alltel Corp. ..........................................      66,100     3,626

Electric Utilities - 1.6%
   AES Corp. * ...........................................     585,600     9,592

Electronic Equipment & Instruments - 2.1%
   Ametek Aerospace Products, Inc. .......................     137,000     5,514
   Amphenol Corp. - Cl. A * ..............................     107,800     3,993
   Vishay Intertechnology, Inc. * ........................     250,700     3,116
                                                                         -------
                                                                          12,623

Energy Equipment & Services - 0.7%
   National-Oilwell, Inc. * ..............................      93,500     4,366

Finance - 0.3%
   First Marblehead Corp. # * ............................      33,800     1,945

Food & Drug Retailing - 0.9%
   7 ELEVEN, Inc. * ......................................      75,700     1,818
   CVS Corp. .............................................      67,900     3,573
                                                                         -------
                                                                           5,391

Health Care Equipment & Supplies - 4.8%
   Alcon, Inc. ...........................................      41,200     3,679
   Bausch & Lomb, Inc. ...................................      84,400     6,186
   C.R. Bard, Inc. .......................................     103,400     7,039
   Kinetic Concepts, Inc. ................................      66,600     3,973
   Medtronic, Inc. .......................................     167,100     8,514
                                                                         -------
                                                                          29,391

Health Care Providers & Services - 2.8%
   Caremark Rx, Inc. * ...................................     101,400     4,034
   Humana, Inc. * ........................................     189,100     6,040
   UnitedHealth Group, Inc. ..............................      74,800     7,134
                                                                         -------
                                                                          17,208

Hotels Restaurants & Leisure - 5.0%
   Carnival Corp. ........................................     118,900     6,160
   MGM Grand, Inc. .......................................      51,500     3,648
   Royal Caribbean Cruises, Ltd. # .......................      79,300     3,544
   Starwood Hotels & Resorts Worldwide, Inc. .............     105,300     6,321
   Station Casinos, Inc. .................................     102,800     6,944
   Wynn Resorts, Ltd. # ..................................      60,200     4,078
                                                                         -------
                                                                          30,695

Household Products - 3.5%
   Church & Dwight Co., Inc. # ...........................     113,600     4,029
   Procter & Gamble Co. ..................................     321,600    17,045
                                                                         -------
                                                                          21,074

Industrial Conglomerates - 4.1%
   3M Co. ................................................     112,200     9,614

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
                      --------------                         ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

Industrial Conglomerates - Continued
   General Electric Co. ..................................    184,100   $  6,639
   Tyco International, Ltd. ..............................    264,200      8,930
                                                                        --------
                                                                          25,183

Insurance - 2.8%
   AFLAC, Inc. ...........................................      6,300        235
   American International Group, Inc. ....................    176,500      9,780
   Wellpoint, Inc. * .....................................     55,000      6,894
                                                                        --------
                                                                          16,909

Internet Software & Services - 2.0%
   Google, Inc. - Cl. A * ................................     22,600      4,079
   McAfee, Inc. * ........................................     80,700      1,821
   Yahoo, Inc. * .........................................    190,700      6,465
                                                                        --------
                                                                          12,365

IT Consulting & Services - 1.6%
   CACI International, Inc. - Cl. A # ....................    101,300      5,595
   The Titan Corp. * .....................................    236,600      4,297
                                                                        --------
                                                                           9,892

Machinery - 1.5%
   Danaher Corp. .........................................     70,400      3,760
   Illinois Tool Works, Inc. .............................     28,200      2,525
   Pall Corp. ............................................    115,300      3,127
                                                                        --------
                                                                           9,412

Media - 1.6%
   Getty Images, Inc. # * ................................     36,800      2,617
   Lamar Advertising Co. * ...............................     80,200      3,231
   The Walt Disney Co. ...................................    130,900      3,761
                                                                        --------
                                                                           9,609

Multiline Retail - 4.1%
   99 Cents Only Stores # * ..............................    109,300      1,440
   American Eagle Outfitters, Inc. * .....................    126,400      3,735
   Dollar General Corp. ..................................    109,400      2,397
   Family Dollar Stores, Inc. ............................     94,200      2,860
   Nordstrom, Inc. .......................................    143,300      7,936
   Target Corp. ..........................................     63,700      3,186
   Wal-Mart Stores, Inc. .................................     63,900      3,202
                                                                        --------
                                                                          24,756

Oil & Gas - 2.1%
   EOG Resources, Inc. ...................................    143,700      7,004
   Murphy Oil Corp. ......................................     61,300      6,052
                                                                        --------
                                                                          13,056

Pharmaceuticals - 9.5%
   Abbott Laboratories ...................................    201,400      9,389
   Johnson & Johnson .....................................    377,300     25,340
   Novartis - ADR ........................................     94,200      4,407
   Pfizer, Inc. ..........................................    706,100     18,549
                                                                        --------
                                                                          57,685

Semiconductor Equipment & Products - 6.0%
   Analog Devices, Inc. ..................................    103,600   $  3,744
   Applied Materials, Inc. * .............................    227,900      3,703
   Intel Corp. ...........................................    714,300     16,593
   Novellus Systems, Inc. ................................    169,100      4,520
   QLogic Corp. * ........................................     75,900      3,074
   Texas Instruments, Inc. ...............................    187,000      4,767
                                                                        --------
                                                                          36,401

Software - 6.8%
   Adobe Systems, Inc. ...................................     36,500      2,452
   BEA Systems, Inc. * ...................................    311,800      2,485
   Microsoft Corp. .......................................    762,500     18,429
   Oracle Corp. * ........................................    441,900      5,515
   Red Hat, Inc. # * .....................................    187,500      2,046
   Siebel Systems, Inc. * ................................    282,300      2,577
   Symantec Corp. * ......................................    183,400      3,912
   Tibco Software, Inc. * ................................    517,300      3,854
                                                                        --------
                                                                          41,270

Specialty Retail - 4.3%
   Abercrombie & Fitch Co. ...............................     64,800      3,709
   Best Buy Co., Inc. ....................................     48,300      2,609
   Home Depot, Inc. ......................................    278,200     10,638
   Pacific Sunwear of California, Inc. * .................     99,700      2,790
   Talbots, Inc. .........................................    116,800      3,735
   Urban Outfitters, Inc. * ..............................     58,700      2,816
                                                                        --------
                                                                          26,297

Textiles & Apparel - 1.0%
   Coach, Inc. * .........................................     57,900      3,279
   Timberland Co. - Cl. A # ..............................     43,900      3,114
                                                                        --------
                                                                           6,393

Tobacco - 2.2%
   Altria Group, Inc. ....................................    202,500     13,242

U.S. Government Agencies - 1.0%
   Federal National Mortgage Assoc. ......................    109,700      5,973
                                                                        --------
                                       TOTAL COMMON STOCK-
                                           (Cost $585,927)       99.6%   607,190

                                                                Par
                                                               Value
                                                             --------
                                                              (000's)

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 3.9%
   State Street Navigator Securities Lending Portfolio ...    $23,780     23,780

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                              Par        Market
                      Name of Issuer                         Value       Value
                      --------------                        -------    ---------
                                                            (000's)     (000's)
SHORT-TERM INVESTMENTS - 3.1%

   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $18,705) ....................................   $18,705    $ 18,705
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $628,412)     106.6%    649,675
                     Payables, less cash and receivables-      (6.6)%   (40,111)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $609,564
                                                            =======    ========

* Non-income producing security.
# At March 31, 2005 all or portion of this security was out on loan. ADR-American Depository Receipts.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Large Cap Growth Fund (the "Fund" or "VST Large Cap Growth") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
          $413                      2.75%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $23,214                   $23,780

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $291,009         $313,646

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$ 632,589       $78,613       $(17,556)       $61,057

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                             Shares     Value
                    --------------                            -------   --------
                                                              (000's)    (000's)
COMMON STOCK

Aerospace & Defense - 2.9%
   Lockheed Martin Corp....................................    74,000    $ 4,518
   Raytheon Co.............................................   101,400      3,924
   Rockwell Collins, Inc...................................    91,800      4,369
                                                                         -------
                                                                          12,811

Automobiles - 0.1%
   General Motors Corp. #..................................    21,300        626

Banks - 6.8%
   AmSouth Bancorp. #......................................    11,700        304
   Bank of America Corp....................................   133,124      5,871
   Bank of Ireland.........................................   130,300      2,058
   JP Morgan Chase & Co....................................   243,986      8,442
   Mellon Financial Corp...................................   134,100      3,827
   Mercantile Bankshares Corp..............................    35,700      1,816
   National City Corp......................................    54,100      1,812
   Northern Trust Corp.....................................    33,600      1,459
   Suntrust Banks, Inc.....................................    55,500      4,000
   Wilmington Trust Corp...................................    27,100        951
                                                                         -------
                                                                          30,540

Beverages - 2.6%
   Anheuser-Busch Cos., Inc................................   113,600      5,383
   Coca-Cola Co............................................   144,800      6,034
   Coca-Cola Enterprises, Inc..............................    18,400        378
                                                                         -------
                                                                          11,795

Biotechnology - 0.6%
   MedImmune, Inc. *.......................................   120,000      2,857

Chemicals - 3.0%
   Dow Chemical Co.........................................    86,300      4,302
   E.I. du Pont de Nemours & Co............................    71,600      3,669
   Great Lakes Chemical Corp...............................    62,300      2,001
   Hercules, Inc. *........................................   104,100      1,507
   International Flavors & Fragrances, Inc.................    50,400      1,991
                                                                         -------
                                                                          13,470

Commercial Services & Supplies - 1.2%
   Cendant Corp............................................    88,700      1,822
   Waste Management, Inc...................................   126,290      3,643
                                                                         -------
                                                                           5,465

Communications Equipment - 1.5%
   Lucent Technologies, Inc. # *...........................   256,000        704
   Motorola, Inc...........................................   202,200      3,027
   Nokia Oyj - ADR.........................................   186,700      2,881
                                                                         -------
                                                                           6,612

Computers & Peripherals - 1.3%
   Hewlett-Packard Co......................................   254,988      5,594

Construction Materials - 0.6%
   Vulcan Materials Co.....................................    44,700      2,540

Diversified Financials - 4.4%
   American Express Co.....................................    48,400      2,486
   Charles Schwab Corp.....................................   388,400    $ 4,082
   Citigroup, Inc..........................................    55,066      2,475
   Janus Capgroup, Inc. #..................................    51,500        718
   Morgan Stanley, Dean Witter, Discover & Co..............    86,300      4,941
   State Street Corp.......................................    64,800      2,833
   Wells Fargo & Co........................................    32,900      1,968
                                                                         -------
                                                                          19,503

Diversified Telecommunication Services - 5.5%
   Alltel Corp.............................................    79,000      4,333
   AT&T Corp. #............................................   160,920      3,017
   Qwest Communications International, Inc. # *............   763,500      2,825
   SBC Communications, Inc.................................   152,555      3,614
   Sprint Corp.............................................   216,900      4,935
   Telus Corp. *...........................................    20,500        659
   Telus Corp..............................................    29,900        921
   Verizon Communications..................................   125,316      4,449
                                                                         -------
                                                                          24,753

Electric Utilities - 2.7%
   Constellation Energy Group, Inc.........................    67,100      3,469
   Firstenergy Corp........................................    61,500      2,580
   Progress Energy, Inc. #.................................    65,000      2,727
   Teco Energy, Inc. #.....................................    64,100      1,005
   Xcel Energy, Inc. #.....................................   133,100      2,286
                                                                         -------
                                                                          12,067

Electric/Gas - 1.1%
   Duke Energy Co. #.......................................   179,100      5,017

Electrical Equipment - 1.8%
   Cooper Industries, Ltd. - Cl. A.........................    54,100      3,869
   Emerson Electric Co.....................................    26,200      1,701
   Rockwell International Corp.............................    43,200      2,447
                                                                         -------
                                                                           8,017

Electronic Equipment & Instruments - 0.1%
   Agilent Technologies, Inc. *............................    25,700        571

Energy Equipment & Services - 0.5%
   Schlumberger, Ltd.......................................    31,700      2,234

Finance - 2.4%
   Dow Jones & Co., Inc....................................   114,200      4,268
   Marsh & McLennan Cos., Inc..............................   216,400      6,583
                                                                         -------
                                                                          10,851

Food Products - 2.5%
   Campbell Soup Co........................................   126,400      3,668
   ConAgra, Inc............................................    63,800      1,724
   General Mills, Inc......................................    71,300      3,504
   Unilever NV *...........................................    36,100      2,458
                                                                         -------
                                                                          11,354

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                             Shares     Value
                    --------------                            -------   --------
                                                              (000's)    (000's)
COMMON STOCK - Continued

Health Care Equipment & Supplies - 1.2%
   Baxter International, Inc...............................   101,400    $ 3,446
   Boston Scientific Corp. *...............................    67,200      1,968
                                                                         -------
                                                                           5,414

Health Care Providers & Services - 0.3%
   Cardinal Health, Inc....................................    24,500      1,367

Hotels Restaurants & Leisure - 1.4%
   Hilton Hotels Corp......................................    64,700      1,446
   McDonald's Corp.........................................   100,700      3,136
   Starwood Hotels & Resorts Worldwide, Inc................    29,900      1,795
                                                                         -------
                                                                           6,377

Household Durables - 2.6%
   Fortune Brands, Inc.....................................    42,500      3,427
   Newell Rubbermaid, Inc. #...............................   191,500      4,201
   Sony Corp. *............................................    58,000      2,310
   Whirlpool Corp..........................................    24,300      1,646
                                                                         -------
                                                                          11,584

Household Products - 2.4%
   Clorox Co...............................................    24,200      1,524
   Colgate-Palmolive Co....................................   108,500      5,661
   Kimberly-Clark Corp.....................................    52,000      3,418
                                                                         -------
                                                                          10,603

Industrial Conglomerates - 3.4%
   General Electric Co.....................................   238,600      8,604
   Honeywell International, Inc............................   173,000      6,437
                                                                         -------
                                                                          15,041

Insurance - 4.8%
   American International Group, Inc.......................    33,300      1,845
   Chubb Corp..............................................    38,200      3,028
   Lincoln National Corp...................................    76,631      3,459
   Safeco Corp. #..........................................    69,200      3,371
   St. Paul Cos., Inc......................................    99,836      3,667
   Unumprovident Corp. *...................................    39,700      1,133
   UnumProvident Corp. #...................................   168,000      2,859
   XL Capital, Ltd. - Cl. A................................    25,800      1,867
                                                                         -------
                                                                          21,229

Leisure Equipment & Products - 2.1%
   Eastman Kodak Co........................................   129,500      4,215
   Mattel, Inc.............................................   245,100      5,233
                                                                         -------
                                                                           9,448

Machinery - 0.6%
   Pall Corp...............................................   105,600      2,864

Media - 7.3%
   Comcast Corp. - Cl. A *.................................   178,981      6,046
   Gannett Co., Inc........................................    23,200      1,834
   Knight-Ridder, Inc......................................    38,900      2,616
   New York Times Co. - Cl. A #............................   148,000      5,414
   The Walt Disney Co......................................   171,900    $ 4,939
   Time Warner, Inc. *.....................................   295,600      5,188
   Viacom, Inc. - Cl. B....................................   190,900      6,649
                                                                         -------
                                                                          32,686

Metals & Mining - 0.8%
   Alcoa, Inc..............................................   113,700      3,455

Multi-Utilities - 1.1%
   NiSource, Inc...........................................   205,200      4,677

Multiline Retail - 0.6%
   May Department Stores Co................................    74,650      2,764

Oil & Gas - 8.3%
   Amerada Hess Corp.......................................    55,500      5,340
   Anadarko Petroleum Corp.................................    42,200      3,211
   BP Amoco plc - ADR......................................    74,332      4,638
   ChevronTexaco Corp......................................   143,126      8,346
   Exxon Mobil Corp........................................   150,334      8,960
   Royal Dutch Petroleum Co................................   107,400      6,448
   Unocal Corp.............................................     5,000        308
                                                                         -------
                                                                          37,251

Paper & Forest Products - 1.7%
   International Paper Co..................................   136,870      5,035
   MeadWestvaco Corp.......................................    79,100      2,517
                                                                         -------
                                                                           7,552

Pharmaceuticals - 6.8%
   Abbott Laboratories.....................................    71,600      3,338
   Bristol-Myers Squibb Co.................................   222,900      5,675
   Johnson & Johnson.......................................    92,500      6,212
   Merck & Co., Inc........................................   210,400      6,811
   Schering-Plough Corp....................................   166,500      3,022
   Wyeth...................................................   123,800      5,222
                                                                         -------
                                                                          30,280

Real Estate Investment Trust - 0.4%
   Simon Property Group, Inc...............................    31,200      1,890

Road & Rail - 2.1%
   Norfolk Southern Corp...................................    88,400      3,275
   Union Pacific Corp......................................    88,200      6,148
                                                                         -------
                                                                           9,423

Semiconductor Equipment & Products - 2.0%
   Analog Devices, Inc.....................................    75,700      2,736
   Intel Corp..............................................    97,700      2,270
   Texas Instruments, Inc..................................   154,500      3,938
                                                                         -------
                                                                           8,944

Software - 1.0%
   Microsoft Corp..........................................   177,100      4,281

Specialty Retail - 0.9%
   Home Depot, Inc.........................................    81,700      3,124

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                             Shares     Value
                    --------------                            -------   --------
                                                              (000's)    (000's)
COMMON STOCK - Continued

Specialty Retail - Continued
   RadioShack Corp.........................................   36,600    $    897
                                                                        --------
                                                                           4,021

Tobacco - 1.2%
   Altria Group, Inc.......................................   38,500       2,517
   UST, Inc................................................   55,700       2,880
                                                                        --------
                                                                           5,397

Trading Companies & Distributors - 0.8%
   Genuine Parts Co........................................   85,400       3,714

U.S. Government Agencies - 0.5%
   Federal National Mortgage Assoc.........................   43,800       2,385
                                                                        --------
                                        TOTAL COMMON STOCK-
                                            (Cost $376,325)     95.9%    429,324

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
PUBLICLY-TRADED BONDS

Communications Equipment - 0.4%
   Lucent Technologies, Inc. - Sub. Debs. #
   8.0% due 08/01/31.....................................   $ 1,535       1,587
                                                                       --------
                             TOTAL PUBLICLY-TRADED BONDS-       0.4%      1,587
                                            (Cost $1,288)

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 6.6%
   State Street Navigator Securities Lending Portfolio...    29,506      29,506

SHORT-TERM INVESTMENTS

   Investment in joint trading account - 2.6% 2.898% due
   04/01/05
   (Cost $11,804)........................................    11,804      11,804
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $418,923)     105.5%    472,221
                     Payables, less cash and receivables-      (5.5)%   (24,367)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $447,854
                                                            =======    ========

*    Non-income producing security.
#    At March 31, 2005 all or portion of this security was out on loan.
ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Large Cap Value Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximate market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETFs in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended March 31, 2005, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. For the period ended March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $28,647                  $29,506

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $26,690           $27,112

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $437,465      $75,257        $(12,131)        $63,126

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
                      --------------                         ---------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.3%
   Boeing Co. (US) .......................................      25,700   $ 1,502
   General Dynamics Corp. (US) ...........................       7,600       814
   United Defense Industries, Inc. # * (US) ..............      13,100       962
   United Technologies Corp. (US) ........................      21,000     2,135
                                                                         -------
                                                                           5,413
Air Freight & Couriers - 0.5%
   Fedex Corp. (US) ......................................     103,300     9,705
   United Parcel Service, Inc. - Cl. B (US) ..............      14,400     1,047
                                                                         -------
                                                                          10,752
Airlines - 0.0%
   Delta Air Lines, Inc. * (US) ..........................       3,044        12

Auto Components - 0.5%
   Autoliv, Inc. (US) ....................................      82,200     3,917
   Delphi Automotive Systems Corp. (US) ..................     208,500       934
   Magna International, Inc. - Cl. A (US) ................      63,300     4,235
                                                                         -------
                                                                           9,086
Automobiles - 0.1%
   Navistar International Corp., Inc. - Cl. B # * (US) ...      28,500     1,037

Banks - 2.3%
   Bank of America Corp. (US) ............................     463,800    20,454
   JP Morgan Chase & Co. (US) ............................     221,892     7,677
   Suntrust Banks, Inc. (US) .............................      64,700     4,663
   UnionBanCal Corp. (US) ................................      50,600     3,099
   Wachovia Corp. (US) ...................................     200,700    10,218
                                                                         -------
                                                                          46,111
Beverages - 0.7%
   Anheuser-Busch Cos., Inc. (US) ........................      55,900     2,649
   Molson Coors Brewing Co. - Cl. B # (US) ...............      52,700     4,067
   Pepsi Bottling Group, Inc. (US) .......................      41,100     1,144
   PepsiCo, Inc. (US) ....................................     132,300     7,016
                                                                         -------
                                                                          14,876
Biotechnology - 0.4%
   Amgen, Inc. * (US) ....................................     103,500     6,025
   Biogen IDEC, Inc. * (US) ..............................      37,100     1,280
   ImClone Systems, Inc. * (US) ..........................      15,700       542
                                                                         -------
                                                                           7,847
Chemicals - 1.6%
   Air Products & Chemicals, Inc. (US) ...................      33,100     2,095
   Dow Chemical Co. (US) .................................     125,700     6,266
   E.I. du Pont de Nemours & Co. (US) ....................      61,300     3,141
   Eastman Chemical Co. (US) .............................      68,000   $ 4,012
   Huntsman Corp. # * (US) ...............................      89,000     2,075
   Methanex Corp. * (US) .................................      73,000     1,418
   Monsanto Co. (US) .....................................     164,000    10,578
   NALCO Holding Co. * (US) ..............................     142,300     2,680
                                                                         -------
                                                                          32,265
Commercial Services & Supplies - 1.1%
   Allied Waste Industries, Inc. # * (US) ................     111,000       812
   Automatic Data Processing, Inc. (US) ..................     148,200     6,662
   Cendant Corp. (US) ....................................     421,100     8,649
   DST Systems, Inc. * (US) ..............................      64,300     2,969
   Dun & Bradstreet Corp. * (US) .........................      43,600     2,679
   Monster Worldwide, Inc. * (US) ........................      16,200       454
                                                                         -------
                                                                          22,225
Communications Equipment - 1.8%
   Cisco Systems, Inc. * (US) ............................     718,900    12,861
   JDS Uniphase Corp. * (US) .............................     294,000       491
   Motorola, Inc. (US) ...................................     619,500     9,274
   Nokia Oyj - ADR (US) ..................................     713,700    11,012
   Polycom, Inc. * (US) ..................................      42,400       719
   Qualcomm, Inc. (US) ...................................      35,300     1,294
                                                                         -------
                                                                          35,651
Computers & Peripherals - 2.2%
   Dell, Inc. * (US) .....................................     308,400    11,849
   EMC Corp. * (US) ......................................     399,400     4,921
   Hewlett-Packard Co. (US) ..............................      51,500     1,130
   International Business Machines Corp. (US) ............     138,200    12,629
   Lexmark International Group, Inc. - Cl. A * (US) ......      13,500     1,079
   Seagate Technology (US) ...............................      43,700       854
   Sun Microsystems, Inc. * (US) .........................   2,848,600    11,508
                                                                         -------
                                                                          43,970
Construction & Engineering - 0.9%
   American Standard Cos., Inc. * (US) ...................     195,900     9,105
   Fluor Corp. # (US) ....................................      81,300     4,507
   K Hovnanian Enterprises, Inc. - Cl. A * (US) ..........      82,300     4,197
                                                                         -------
                                                                          17,809
Diversified Financials - 5.0%
   AmeriCredit Corp. # * (US) ............................      46,900     1,099
   Bear Stearns Cos., Inc. (US) ..........................      78,000     7,792
   Capital One Financial Corp. (US) ......................     113,200     8,464
   Citigroup, Inc. (US) ..................................     661,800    29,741
   Hartford Financial Services Group, Inc. (US) ..........     304,200    20,856
   SLM Corp. (US) ........................................     366,300    18,257

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                      Name of Issuer                          Shares      Value
                      --------------                        ---------   --------
                                                                         (000's)
COMMON STOCK - Continued

Diversified Financials - Continued
   State Street Corp. (US) ..............................      14,900   $    652
   Washington Mutual, Inc. (US) .........................     229,900      9,081
   Wells Fargo & Co. (US) ...............................      70,300      4,204
                                                                        --------
                                                                         100,146
Diversified Telecommunication Services - 1.0%
   CenturyTel, Inc. (US) ................................      71,900      2,361
   Qwest Communications International, Inc. # * (US) ....     390,500      1,445
   Sprint Corp. (US) ....................................     584,050     13,287
   Verizon Communications (US) ..........................      63,800      2,265
                                                                        --------
                                                                          19,358
Electric Utilities - 1.9%
   AES Corp. * (US) .....................................     711,400     11,653
   Calpine Corp. # * (US) ...............................     387,400      1,085
   Edison International (US) ............................     269,800      9,367
   TXU Corp. (US) .......................................     205,000     16,324
                                                                        --------
                                                                          38,429
Electric/Gas - 0.0%
   MDU Resources Group, Inc. (US) .......................      19,100        528

Electrical Equipment - 0.1%
   Cooper Industries, Ltd. - Cl. A (US) .................      28,100      2,010

Electronic Equipment & Instruments - 0.2%
   Agilent Technologies, Inc. * (US) ....................      33,000        733
   Avnet, Inc. * (US) ...................................      64,500      1,188
   Flextronics International, Ltd. * (US) ...............      98,500      1,186
   Jabil Circuit, Inc. # * (US) .........................      60,700      1,731
                                                                        --------
                                                                           4,838
Energy Equipment & Services - 0.8%
   Baker Hughes, Inc. (US) ..............................      41,100      1,828
   BJ Services Co. (US) .................................      29,400      1,525
   National-Oilwell, Inc. # * (US) ......................     148,200      6,921
   Schlumberger, Ltd. (US) ..............................      34,600      2,439
   Transocean Sedco Forex, Inc. * (US) ..................      40,400      2,079
   Weatherford Bermuda # * (US) .........................      30,800      1,785
                                                                        --------
                                                                          16,577
Food & Drug Retailing - 0.0%
   Sysco Corp. (US) .....................................      28,000      1,002

Food Products - 1.0%
   Archer Daniels Midland Co. (US) ......................     200,600      4,931
   Campbell Soup Co. (US) ...............................     177,700      5,157
   Kraft Foods, Inc. - Cl. A # (US) .....................      47,200      1,560
   Tyson Foods, Inc. - Cl. A (US) .......................     478,700      7,984
                                                                        --------
                                                                          19,632
Gas Utilities - 0.8%
   Kinder Morgan Management LLC (US) ....................      54,323   $  2,205
   Kinder Morgan, Inc. (US) .............................      28,070      2,125
   Sempra Energy (US) ...................................      92,200      3,673
   Williams Cos., Inc. (US) .............................     462,300      8,696
                                                                        --------
                                                                          16,699
Health Care Equipment & Supplies - 0.6%
   Applera Corporation - Applied Biosystems Group (US) ..      47,400        936
   Baxter International, Inc. (US) ......................      42,500      1,444
   Becton, Dickinson & Co. (US) .........................     108,900      6,362
   Guidant Corp. (US) ...................................      44,700      3,303
                                                                        --------
                                                                          12,045
Health Care Providers & Services - 3.5%
   Aetna US Healthcare, Inc. (US) .......................     158,200     11,857
   Amerisource Bergen Corp. # (US) ......................     267,400     15,319
   DaVita, Inc. * (US) ..................................      44,900      1,879
   Humana, Inc. * (US) ..................................     271,400      8,669
   Lincare Holdings, Inc. * (US) ........................      76,200      3,370
   McKesson HBOC, Inc. (US) .............................     368,500     13,911
   PacifiCare Health Systems, Inc. # * (US) .............      20,000      1,139
   UnitedHealth Group, Inc. (US) ........................     153,200     14,612
                                                                        --------
                                                                          70,756
Hotels Restaurants & Leisure - 0.8%
   Carnival Corp. (US) ..................................      17,000        881
   Darden Restaurants, Inc. (US) ........................     185,200      5,682
   Las Vegas Sands Corp. # * (US) .......................      32,800      1,476
   Marriott International, Inc. - Cl. A (US) ............      97,400      6,512
   McDonald's Corp. (US) ................................      38,300      1,193
   Starwood Hotels & Resorts Worldwide, Inc. (US) .......      20,400      1,224
                                                                        --------
                                                                          16,968
Household Durables - 1.2%
  Centex Corp. (US) .....................................      60,000      3,436
  Fortune Brands, Inc. (US) .............................     118,100      9,523
  Leggett & Platt, Inc. (US) ............................      28,000        809
  Newell Rubbermaid, Inc. # (US) ........................     217,000      4,761
  Stanley Works # (US) ..................................     119,800      5,423
                                                                        --------
                                                                          23,952
Household Products - 0.8%
   Kimberly-Clark Corp. (US) ............................     230,900     15,177
   Procter & Gamble Co. (US) ............................      23,200      1,230
                                                                        --------
                                                                          16,407
Industrial Conglomerates - 3.1%
   3M Co. (US) ..........................................       2,200        188
   General Electric Co. (US) ............................   1,191,700     42,973

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Industrial Conglomerates - Continued
   Textron, Inc. (US) ......................................   146,900   $10,962
   Tyco International, Ltd. (US) ...........................   254,000     8,585
                                                                         -------
                                                                          62,708
Insurance - 4.9%
   Ace, Ltd. # (US) ........................................   205,500     8,481
   Allstate Corp. (US) .....................................   397,500    21,489
   American International Group, Inc. (US) .................   318,900    17,670
   Assurant, Inc. (US) .....................................    21,700       731
   Chubb Corp. (US) ........................................    19,100     1,514
   Everest Re Group, Ltd. (US) .............................   128,000    10,894
   Lincoln National Corp. (US) .............................    81,800     3,693
   Prudential Financial, Inc. (US) .........................   272,500    15,642
   Safeco Corp. # (US) .....................................    56,700     2,762
   St. Paul Cos., Inc. (US) ................................   125,000     4,591
   The PMI Group, Inc. # (US) ..............................    70,000     2,661
   Wellpoint, Inc. * (US) ..................................    14,600     1,830
   XL Capital, Ltd. - Cl. A (US) ...........................    81,200     5,876
                                                                         -------
                                                                          97,834
Internet & Catalog Retail - 0.0%
   Amazon.com, Inc. * (US) .................................    16,900       579

Internet Software & Services - 0.5%
   Google, Inc. - Cl. A * (US) .............................     4,000       722
   IAC / InterActive Corp. # * (US) ........................   135,900     3,026
   McAfee, Inc. * (US) .....................................   233,800     5,275
   VeriSign, Inc. * (US) ...................................    19,500       560
                                                                         -------
                                                                           9,583
IT Consulting & Services - 0.5%
   Affiliated Computer Services, Inc. - Cl. A * (US) .......    65,900     3,508
   Computer Sciences Corp. * (US) ..........................   127,800     5,860
                                                                         -------
                                                                           9,368
Leisure Equipment & Products - 0.6%
   Brunswick Corp. (US) ....................................   143,700     6,732
   Marvel Enterprises, Inc. * (US) .........................   149,800     2,996
   Mattel, Inc. (US) .......................................    70,400     1,503
                                                                         -------
                                                                          11,231
Machinery - 1.7%
   AGCO Corp. # * (US) .....................................   247,200     4,511
   Cummings Engine Co., Inc. # (US) ........................    90,800     6,388
   Illinois Tool Works, Inc. (US) ..........................   198,900    17,808
   Ingersoll-Rand Co. - Cl. A (US) .........................    56,300     4,484
                                                                         -------
                                                                          33,191
Media - 2.1%
   Cablevision Systems Corp. - Cl. A * (US) ................    34,161       958
   Clear Channel Communications, Inc. (US) .................    20,400       703
   Comcast Corp. - Cl. A * (US) ............................   315,000   $10,641
   Direct TV Group, Inc. * (US) ............................   150,072     2,164
   Knight-Ridder, Inc. (US) ................................    13,600       915
   Omnicom Group, Inc. (US) ................................    16,900     1,496
   The Walt Disney Co. (US) ................................   745,000    21,404
   Time Warner, Inc. * (US) ................................   239,050     4,195
                                                                         -------
                                                                          42,476
Metals & Mining - 0.7%
   Alcoa, Inc. (US) ........................................    20,200       614
   Nucor Corp. # (US) ......................................    95,600     5,503
   Phelps Dodge Corp. # (US) ...............................    74,400     7,568
                                                                         -------
                                                                          13,685
Multi-Utilities - 0.0%
   NiSource, Inc. # (US) ...................................    30,000       684

Multiline Retail - 0.8%
   American Eagle Outfitters, Inc. * (US) ..................   105,900     3,129
   Costco Wholesale Corp. (US) .............................    28,500     1,259
   Dollar Tree Stores, Inc. # * (US) .......................    97,000     2,787
   Federated Department Stores, Inc. (US) ..................   130,400     8,299
   Target Corp. (US) .......................................    29,400     1,471
                                                                         -------
                                                                          16,945
Office Electronics - 0.3%
   Xerox Corp. * (US) ......................................   339,500     5,143

Oil & Gas - 4.5%
   Chesapeake Energy Corp. # (US) ..........................   214,200     4,700
   ChevronTexaco Corp. (US) ................................    38,300     2,233
   Conoco Phillips (US) ....................................   176,800    19,066
   EOG Resources, Inc. (US) ................................   217,600    10,606
   Exxon Mobil Corp. (US) ..................................   520,100    30,998
   Halliburton Co. (US) ....................................   204,900     8,862
   Murphy Oil Corp. (US) ...................................    68,100     6,724
   Royal Dutch Petroleum Co. (US) ..........................    74,500     4,473
   Shell Transport & Trading Co. (US) ......................    24,600     1,337
   Unocal Corp. (US) .......................................    33,400     2,060
                                                                         -------
                                                                          91,059
Paper & Forest Products - 0.3%
   International Paper Co. (US) ............................    39,500     1,453
   Louisiana-Pacific Corp. (US) ............................   207,300     5,212
                                                                         -------
                                                                           6,665
Personal Products - 0.6%
   Avon Products, Inc. (US) ................................    29,000     1,245
   Estee Lauder Cos., Inc. - Cl. A (US) ....................   235,600    10,598
                                                                         -------
                                                                          11,843

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                        Market
                     Name of Issuer                         Share        Value
                     --------------                       ---------   ----------
                                                                        (000's)

COMMON STOCK - Continued

Pharmaceuticals - 4.7%
   Allergan, Inc. (US) ................................     118,600   $    8,239
   AstraZeneca Group plc - ADR * (US) .................     272,000       10,752
   Barr Laboratories, Inc. (US) .......................     165,500        8,081
   Elan Corp. plc - ADR # * (US) ......................      34,200          111
   Eli Lilly & Co. (US) ...............................      96,500        5,028
   Forest Laboratories, Inc. * (US) ...................     226,200        8,358
   Johnson & Johnson (US) .............................     467,500       31,397
   Medco Health Solutions, Inc. * (US) ................      40,300        1,998
   Merck & Co., Inc. (US) .............................     377,500       12,220
   Pfizer, Inc. (US) ..................................     271,900        7,143
   Sepracor, Inc. # * (US) ............................      18,000        1,033
                                                                      ----------
                                                                          94,360

Real Estate Investment Trust - 0.1%
   General Growth Properties (US) .....................      43,230        1,474
Road & Rail - 0.3%
   Norfolk Southern Corp. (US) ........................     123,600        4,579
   Union Pacific Corp. (US) ...........................      24,700        1,722
                                                                      ----------
                                                                           6,301

Semiconductor Equipment & Products - 1.9%
   Advanced Micro Devices, Inc. # * (US) ..............     140,600        2,266
   Applied Materials, Inc. * (US) .....................   1,195,300       19,424
   KLA-Tencor Corp. * (US) ............................      24,500        1,127
   Lam Research Corp. # * (US) ........................     195,300        5,636
   Linear Technology Corp. (US) .......................      26,100        1,000
   Micron Technology, Inc. * (US) .....................      62,200          643
   Novellus Systems, Inc. (US) ........................      73,800        1,973
   QLogic Corp. * (US) ................................      97,700        3,957
   Teradyne, Inc. * (US) ..............................      84,700        1,237
                                                                      ----------
                                                                          37,263

Software - 1.6%
   Autodesk, Inc. (US) ................................     103,500        3,080
   Cadence Design Systems, Inc. # * (US) ..............      71,900        1,075
   Citrix Systems, Inc. * (US) ........................     125,400        2,987
   Microsoft Corp. (US) ...............................     666,300       16,105
   Oracle Corp. * (US) ................................     652,600        8,144
   Sap Aktiengesellschaft - ADR * (US) ................      24,700          990
                                                                      ----------
                                                                          32,381

Specialty Retail - 3.3%
   Abercrombie & Fitch Co. (US) .......................     205,500       11,763
   Advanced Auto Parts * (US) .........................     101,100        5,101
   AutoNation, Inc. * (US) ............................     119,500        2,263
   Best Buy Co., Inc. (US) ............................     136,600        7,378
   Gap, Inc. (US) .....................................     526,600       11,501
   Home Depot, Inc. (US) ..............................     315,100       12,049
   Limited, Inc. (US) .................................     152,900        3,715
   Lowe's Cos., Inc. (US) .............................      52,800   $    3,014
   OfficeMax, Inc # (US) ..............................      42,500        1,424
   Pacific Sunwear of California, Inc. # * (US) .......     124,200        3,475
   RadioShack Corp. (US) ..............................      81,100        1,987
   Williams-Sonoma, Inc. * (US) .......................      68,900        2,532
                                                                      ----------
                                                                          66,202

Tobacco - 1.1%
   Altria Group, Inc. (US) ............................     340,100       22,239

Trading Companies & Distributors - 0.4%
   W.W. Grainger, Inc. (US) ...........................     114,400        7,124

U.S. Government Agencies - 1.2%
   Federal Home Loan Mortgage Corp. (US) ..............     218,700       13,822
   Federal National Mortgage Assoc. (US) ..............     178,800        9,736
                                                                      ----------
                                                                          23,558

Wireless Telecommunications Services - 0.5%
   American Tower Corp. - Cl. A * (US) ................      88,500        1,613
   Crown Castle International Corp. * (US) ............     189,600        3,045
   Nextel Communications, Inc. - Cl. A * (US) .........     197,400        5,610
                                                                      ----------
                                                                          10,268
                                                                      ----------
                                    TOTAL COMMON STOCK-
                                      (Cost $1,175,756)        65.8%   1,320,565

                                                             Par
                                                            Value
                                                           (000's)
                                                          ---------
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.1%
   Boeing Capital Corp. - Sr. Notes # (US)
   6.5% due 02/15/12 - A ..............................   $   1,797        1,949
   Systems 2001 LLC - Cl. G 144A (a) (US)
   6.664% due 09/15/13 - AAA ..........................         468          508
   Systems 2001 LLC - CTF Cl. B 144A (a) (US)
   7.156% due 12/15/11 - BBB ..........................         299          320
                                                                      ----------
                                                                           2,777

Airlines - 0.0%
   Delta Airlines, Inc. - Sr. Notes (US)
   8.0% due 12/15/07 - NA (c) .........................          75           47
   Southwest Airlines Co. - Notes (US)
   5.125% due 03/01/17 - A ............................          60           56
   5.25% due 10/01/14 - A .............................          60           58
                                                                      ----------
                                                                             161

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS - Continued

Auto Components - 0.0%
   Delphi (US)
   6.197% due 11/15/33 - B+ ................................    $   40   $    20

Auto Loan - 0.2%
   Ford Motor Credit Co. - Notes (US)
   6.875% due 02/01/06 - BBB- ..............................       953       966
   7.375% due 10/28/09 - BBB- ..............................       120       121
   Ford Motor Credit Co. - Bonds # (US)
   7.375% due 02/01/11 - BBB- ..............................       150       149
   Ford Motor Credit Co. (US)
   7.875% due 06/15/10 - BBB- ..............................       125       127
   General Motors Acceptance Corp. - Sr. Notes (US)
   5.625% due 05/15/09 - BBB- ..............................       900       821
   General Motors Acceptance Corp. - Notes (US)
   6.125% due 09/15/06 - BBB- ..............................     1,745     1,737
   General Motors Acceptance Corp. - Notes # (US)
   6.875% due 09/15/11 - BBB- ..............................        40        36
   7.75% due 01/19/10 - BBB- ...............................       300       288
   General Motors Acceptance Corp. - Notes (US)
   8.0% due 11/01/31 - BBB- ................................       265       231
   USAA Auto Owner Trust - Notes Ser. 2004 3 Cl. A3 (US)
   3.16% due 02/17/09 - AAA ................................       275       271
                                                                          ------
                                                                           4,747

Automobiles - 0.1%
   DaimlerChrysler NA (US)
   1.87% due 05/24/06 - BBB ................................     1,833     1,841
   DaimlerChrysler NA - Notes (US)
   3.75% due 06/04/08 - BBB ................................       100        97
   DaimlerChrysler NA Holding Co. - Notes (US)
   4.75% due 01/15/08 - BBB ................................       125       125
   Ford Motor Co. - Bonds # (US)
   7.45% due 07/16/31 - BBB- ...............................        60        54
   Hertz Corp. - Notes # (US)
   1.0% due 08/05/08 - BBB- ................................       180       176
   Hertz Corp. - Sr. Notes (US)
   6.35% due 06/15/10 - BBB- ...............................       155       149
   United Rentals North America, Inc. - Sr. Notes # (US)
   6.5% due 02/15/12 - BB- .................................        30        29
                                                                          ------
                                                                           2,471

Banks - 1.7%
   Banco Santander Chile - Sr. Notes 144A (a) (US)
   2.8% due 12/09/09 - A ...................................    $2,270    $2,275
   Bank of America Corp. - Sr. Notes (US)
   7.125% due 09/15/06 - AA- ...............................       250       261
   Bank One Corp. - Notes (US)
   6.5% due 02/01/06 - A+ ..................................     1,238     1,265
   Central American Bank - 144A (a) (US)
   6.75% due 04/15/13 - BBB ................................     1,350     1,459
   Chuo Mitsui Trust & Banking Co. - Sub Notes 144A (a) (US)
   5.506% due 04/15/49 - NA ................................       150       143
   Corporacion Andina De Fomento - Notes (US)
   5.2% due 05/21/13 - A ...................................     1,330     1,329
   Corporacion Andina De Fomento - Notes # (US)
   6.875% due 03/15/12 - A .................................       170       187
   Credit Suisse First Boston - Ser. 2004 C4 Cl. A4 (US)
   1.0% due 10/15/39 - AAA .................................       150       145
   Credit Suisse First Boston - Ser. 2003 (US)
   3.727% due 03/25/35 - AAA ...............................     3,598     3,474
   Credit Suisse First Boston - Sr. Notes (US)
   4.625% due 01/15/08 - A+ ................................     1,276     1,282
   Credit Suisse First Boston Mortgage - Cl. A2 (US)
   5.935% due 01/15/06 - AAA ...............................       250       253
   Credit Suisse First Boston Mortgage - Ser. 2002 CKN2
      Cl. A3 (US)
   6.133% due 04/15/37 - AAA ...............................       125       133
   Credit Suisse First Boston Mortgage - Ser. 2001 CP4
      Cl. A4 (US)
   6.18% due 12/15/35 - AAA ................................       275       293
   Credit Suisse First Boston Mortgage - CF2 Cl. A3 (US
   6.238% due 02/15/34 - AAA ...............................       250       260
   Credit Suisse First Boston Mortgage Securities Corp. (US)
   7.545% due 04/15/10 - AAA ...............................     1,533     1,707
   Credit Suisse First Boston, Inc. - Ser. 2001 Cl. A4 (US)
   5.435% due 09/15/34 - AAA ...............................       250       258
   CS First Boston Mortgage Securities Corp. - Cl. A1 (US)
   6.91% due 01/15/08 - NA .................................     2,609     2,700
   Development Bank Singapore - Sub Notes 144A (a) (US)
   7.125% due 05/15/11 - A- ................................       100       111

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS - Continued

Banks - Continued
   Dresdner Bank AG - Sub. Notes (US)
   7.25% due 09/15/15 - A- .................................    $1,395   $ 1,608
   First Union Lehman Brothers Bank - Ser. 1998 C2 CTF Cl. E
      (US)
   6.778% due 05/18/13 - BBB ...............................     2,000     2,215
   First Union National Bank Commercial & Mortgage Trust -
      CTF Cl. A1 (US)
   5.585% due 08/12/10 - AAA ...............................       369       380
   First Union National Bank Commercial Mortgage Trust -
      Ser. 2001 C2 Cl. A1 (US)
   6.204% due 01/12/43 - AAA ...............................       494       514
   FleetBoston Financial Corp. - Sr. Notes (US)
   4.875% due 12/01/06 - AA- ...............................     1,115     1,130
   HBOS plc - 144A (a) (US)
   3.125% due 01/12/07 - AA ................................       250       245
   5.375% due 11/29/49 - A .................................       190       190
   HSBC Bank USA - Sub. Notes # (US)
   4.625% due 04/01/14 - A+ ................................       500       483
   Independence Community Bank Corp. - Sub. Notes (US)
   3.75% due 04/01/14 - BBB ................................        80        76
   JP Morgan Chase & Co. - Notes (US)
   5.25% due 05/30/07 - A+ .................................     2,739     2,793
   5.35% due 03/01/07 - A+ .................................     2,075     2,117
   JP Morgan Chase & Co. - Sub. Notes (US)
   6.75% due 02/01/11 - A ..................................     1,500     1,642
   MBNA Ameribank (US)
   5.375% due 01/15/08 - BBB+ ..............................       250       255
   Popular North America, Inc. (US)
   4.7% due 06/30/09 - BBB+ ................................     1,500     1,496
   6.125% due 10/15/06 - BBB+ ..............................     1,439     1,478
   RBS Capital Trust IV (US)
   1.0% due 09/29/49 - A ...................................       320       327
   Washington Mutual, Inc. (US)
   3.35% due 03/22/12 - A- .................................       110       110
   Zions Bancorp - Sub. Notes # (US)
   6.0% due 09/15/15 - BBB- ................................       250       261
                                                                         -------
                                                                          34,855

Beverages - 0.1%
   Anheuser Busch Cos., Inc. - Debs. (US)
   6.5% due 02/01/43 - A+ ..................................     1,232     1,405

Building Products - 0.0%
   AMH Holdings, Inc. - Sr. Disc. Notes (US)
   11.25% due 03/01/14 - B- ................................        75        53
   Jacuzzi Brands, Inc. -Sr. Sec. Notes (US)
   9.625% due 07/01/10 - B .................................    $   50   $    55
   Nortek, Inc. - Sr. Sub. Notes (US)
   8.5% due 09/01/14 - B- ..................................        50        48
                                                                         -------
                                                                             156

Chemicals - 0.1%
   Albemarle Corp. - Sr. Notes (US)
   5.1% due 02/01/15 - BBB- ................................        95        92
   Cytec Industries, Inc. NY (US)
   6.75% due 03/15/08 - BBB- ...............................     1,670     1,759
   ICI Wilmington, Inc. - Notes (US)
   4.375% due 12/01/08 - BBB ...............................       235       232
   Lubrizol Corp. - Sr. Notes (US)
   4.625% due 10/01/09 - BB+ ...............................       145       143
   Millenium America, Inc. - Sr. Notes (US)
   9.25% due 06/15/08 - B+ .................................        25        27
   Yara International ASA - Notes 144A (a) (US)
   5.25% due 12/15/14 - BBB ................................        60        59
                                                                         -------
                                                                           2,312

CMBS - 0.2%
   Commerce 2003 LNB1 - Ser. 2003- LB1A Cl. A2 (US)
   4.084% due 06/10/38 - AAA ...............................       375       353
   JP Morgan Chase & Co.
      Commercial Mortgage Securities -
      Ser. 2004 FL1 A1 144A (a) (US)
   1.71% due 04/16/19 - AAA ................................     2,333     2,334
   JP Morgan Chase & Co.
      Commercial Mortgage Securities
      Corp. - Ser. 2002-C1 Cl. A3 (US)
   5.376% due 07/12/37 - AAA ...............................       370       380
   Salomon Brothers Mortgage Securities VII - Ser. 2001 C1
      Cl. A2 (US)
   6.226% due 12/18/35 - AAA ...............................       309       319
                                                                         -------
                                                                           3,386

Commercial Services & Supplies - 0.2%
   Allegiance Corp. - Debs. (US)
   7.0% due 10/15/26 - BBB .................................        40        44
   Allied Waste North America, Inc. - Sr. Notes # (US)
   9.25% due 09/01/12 - BB- ................................        55        59
   Cendant Corp. - Sr. Notes (US)
   6.25% due 01/15/08 - BBB ................................       125       130
   6.25% due 03/15/10 - BBB ................................       710       746
   Cendant Corp. - Notes # (US)
   6.875% due 08/15/06 - BBB ...............................       150       155

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - Continued
   Cendant Corp. - Sr. Notes (US)
   7.125% due 03/15/15 - BBB ...............................    $  734    $  820
   7.375% due 01/15/13 - BBB ...............................     1,417     1,601
   Iron Mountain, Inc. Pennsylvania - Sr. Sub. Notes (US)
   6.625% due 01/01/16 - B .................................        25        23
   Jean Coutu Group PJC, Inc. - Sr. Sub. Notes # (US)
   8.5% due 08/01/14 - B ...................................        15        14
   Quintiles Transnational Corp. - Sr. Sub. Notes (US)
   10.0% due 10/01/13 - B ..................................        50        55
   Synagro Technologies, Inc. - Sr. Sub. Notes (US)
   9.5% due 04/01/09 - B ...................................        25        27
                                                                          ------
                                                                           3,674

Communications Equipment - 0.0%
   Crown Castle International Corp. - Sr. Notes # (US)
   7.5% due 12/01/13 - CCC+ ................................        35        38

Construction & Engineering - 0.2%
   K Hovnanian Enterprises, Inc. - Gtd Sr. Notes 144A (a)
      (US)
   6.25% due 01/15/15 - ....................................     2,810     2,698
   Lennar Corp. - Sr. Notes # (US)
   5.95% due 03/01/13 - BBB- ...............................        30        31
   Lennar Corp. - Sr. Notes (US)
   9.95% due 05/01/10 - BBB- ...............................        30        31
   Lyon Williams Homes, Inc. - Sr. Notes # (US)
   10.75% due 04/01/13 - B .................................        50        55
   MDC Holdings, Inc. - Sr. Notes # (US)
   5.5% due 05/15/13 - BBB- ................................        50        49
   Pulte Homes, Inc. - Sr. Notes # (US)
   6.25% due 02/15/13 - BBB- ...............................       100       103
   7.875% due 08/01/11 - BBB- ..............................        90       101
   Pulte Homes, Inc. - Sr. Notes (US)
   8.125% due 03/01/11 - BBB- ..............................        25        28
   Technical Olympic USA, Inc. - Sr. Sub. Notes (US)
   10.375% due 07/01/12 - B- ...............................        50        55
                                                                          ------
                                                                           3,151

Construction Materials - 0.0%
   Gerdau Ameristeel Corp. - Sr. Notes (US)
   10.375% due 07/15/11 - BB- ..............................        10        11

Containers & Packaging - 0.0%
   Graphic Packaging International, Inc. - Sr. Sub. Notes #
      (US)
   9.5% due 08/15/13 - B- ..................................        50        53
   Jefferson Smurfit Corp. - Sr. Notes # (US)
   7.5% due 06/01/13 - B ...................................    $   35    $   35
   Owens Brockway Glass Container - Sr. Notes (US)
   8.75% due 11/15/12 - BB- ................................        35        38
                                                                          ------
                                                                             126

Credit Card - 0.1%
   Citibank Credit Card Issuance Trust - Cl. A1 Notes (US)
   4.95% due 02/09/09 - AAA ................................     2,000     2,029
   MBNA Credit Card Master Note Trust - Notes Cl. C (US)
   6.8% due 07/15/14 - BBB .................................       500       544
   Nordstrom Credit Card Master Note Trust - Notes Cl. B
      144A (a) (US)
   2.039% due 10/13/10 - A .................................       150       151
   Pass Through Amortizing Credit Card Trust - CTF Cl. A3
      144A (a) (US)
   6.298% due 06/18/12 - A- ................................        18        17
                                                                          ------
                                                                           2,741

Diversified Financials - 2.0%
   AXA Financial, Inc. - Sr. Notes # (US)
   7.75% due 08/01/10 - A ..................................     1,068     1,208
   Bear Stearns & Co., Inc. - Notes (US)
   5.7% due 11/15/14 - A ...................................     2,468     2,534
   Capital One Financial Corp. - Notes # (US)
   7.25% due 05/01/06 - BBB- ...............................       190       196
   Chase Commercial Mortgage Securities Corp. - Ser. 1997-1
      Cl. A2 (US)
   7.37% due 02/19/07 - AAA ................................     3,305     3,437
   Chase Commercial Mortgage Securities Corp. - Cl. C (US)
   7.928% due 07/15/32 - NA ................................     1,000     1,144
   CIT Group, Inc - Sr. Notes (US)
   5.75% due 09/25/07 - A ..................................     1,420     1,463
   CIT Group, Inc. (US)
   1.48% due 05/18/07 - A ..................................     1,100     1,102
   CIT Group, Inc. - Sr. Notes (US)
   4.0% due 05/08/08 - A ...................................       934       917
   Citigroup, Inc. - Sr. Notes (US)
   5.0% due 03/06/07 - AA- .................................     3,000     3,043
   Citigroup, Inc. - Sub. Notes 144A (a) (US)
   5.0% due 09/15/14 - A+ ..................................       200       196
   Citigroup, Inc. - Notes (US)
   5.5% due 08/09/06 - AA- .................................     2,000     2,038

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
   Citigroup, Inc. - Sub. Notes (US)
   5.625% due 08/27/12 - A+ ................................    $1,260   $ 1,305
   GE Capital Commercial Mortgage Corp. -Ser. 2002-2 Cl. A3
      (US)
   5.349% due 08/11/36 - AAA ...............................       150       153
   GE Capital Commercial Mortgage Corp. - Ser. 2001-3 Cl. A2
      (US)
   6.07% due 06/10/38 - AAA ................................       250       267
   General Electric Capital Corp. (US)
   5.875% due 02/15/12 - AAA ...............................     2,950     3,114
   Goldman Sachs Group, Inc. - Sr. Notes (US)
   4.125% due 01/15/08 - A+ ................................     1,050     1,041
   Goldman Sachs Group, Inc. - Sr. Global Notes # (US)
   5.125% due 01/15/15 - A+ ................................       400       391
   Goldman Sachs Group, Inc. - Sr. Notes (US)
   5.25% due 04/01/13 - A+ .................................       375       374
   Goldman Sachs Group, Inc. (US)
   6.875% due 01/15/11 - A+ ................................     3,405     3,714
   Green Tree Financial Corp. - Ser. 1996-8 Cl. A6 (US)
   7.6% due 10/15/27 - AAA .................................     2,583     2,729
   Hartford Financial Services Group, Inc. - Sr. Notes #
      (US)
   4.625% due 07/15/13 - A- ................................     1,045     1,003
   LaBranche & Co., Inc. - Sr. Notes # (US)
   9.5% due 05/15/09 - B ...................................        25        25
   Morgan Stanley Capital, Inc. - Ser. 2003 Cl. A 144A (a)
      (US)
   1.0% due 07/14/08 - AAA .................................        96        96
   Morgan Stanley Group, Inc. (US)
   6.75% due 04/15/11 - A+ .................................     2,880     3,139
   Qwest Capital Funding - Notes # (US)
   7.9% due 08/15/10 - B ...................................        45        43
   Salomon Brothers Commercial & Mortgage Trust - Ser.
      2000-C3 Pass Thru Certs Cl. A2 (US)
   6.592% due 12/18/33 - AAA ...............................       120       129
   Salomon Brothers Commercial and Mortgage Trust - CTF
      2001-C1 Cl. A3 (US)
   6.428% due 12/18/35 - AAA ...............................       925       995
   SLM Corp. # (US)
   5.0% due 04/15/15 - A ...................................       250       243
   Washington Mutual, Inc. - Sr. Notes # (US)
   4.2% due 01/15/10 - A- ..................................       210       204
   Washington Mutual, Inc. (US)
   5.625% due 01/15/07 - A- ................................     3,050     3,119
   Wells Fargo & Co. - Notes # (US)
   3.5% due 04/04/08 - AA- .................................    $  500   $   487
                                                                         -------
                                                                          39,849

Diversified Telecommunication Services - 0.7%
   AT&T Corp. - Debs. (US)
   8.35% due 01/15/25 - BB+ ................................       100       103
   Bellsouth Corp. - Notes # (US)
   4.2% due 09/15/09 - A ...................................       125       122
   Centennial Communications Corp. - Sr. Notes # (US)
   8.125% due 02/01/14 - CCC ...............................        10        10
   Centennial Communications Corp. - Sr. Notes (US)
   10.125% due 06/15/13 - CCC ..............................        40        44
   Deutsche Telekom International (US)
   8.5% due 06/15/10 - A- ..................................       721       829
   France Telecom SA - Notes (US)
   9.25% due 03/01/11 - A- .................................       705       807
   10.0% due 03/01/31 - A- .................................     1,260     1,658
   National Cable plc - Sr. Notes 144A (a) # (US)
   8.75% due 04/15/14 - B- .................................        25        27
   SBC Communications, Inc. - Notes (US)
   4.125% due 09/15/09 - A .................................        40        39
   5.1% due 09/15/14 - A ...................................       120       117
   SBC Communications, Inc. - Notes # (US)
   5.625% due 06/15/16 - A .................................        50        50
   Singapore Telecommunications - Notes 144A (a) (US)
   6.375% due 12/01/11 - A+ ................................        75        81
   Sprint Capital Corp. - Notes (US)
   6.125% due 11/15/08 - BBB- ..............................     1,323     1,383
   Sprint Capital Corp. # (US)
   6.375% due 05/01/09 - BBB- ..............................       188       199
   Sprint Capital Corp. (US)
   6.875% due 11/15/28 - BBB- ..............................       188       201
   Sprint Capital Corp. - Notes (US)
   8.375% due 03/15/12 - BBB- ..............................       727       850
   8.75% due 03/15/32 - BBB- ...............................     1,395     1,810
   Telecom Italia Capital - GTD Sr. Notes 144A (a) (US)
   4.0% due 01/15/10 - BBB+ ................................       150       143
   Telecom Italia Capital Corp. - Gtd. Sr. Notes Ser. A (US)
   4.0% due 11/15/08 - BBB+ ................................       250       243
   Telecom Italia Capital Corp. - GTD. Sr. Notes 144A (a)
      (US)
   4.95% due 09/30/14 - BBB+ ...............................       190       182
   Verizon Global Funding Corp. - Notes # (US)
   6.75% due 12/01/05 - A+ .................................     2,169     2,212

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - Continued
   Verizon Global Funding Corp. - Global Notes # (US)
   7.375% due 09/01/12 - A+ ................................    $  927   $ 1,052
   Verizon New York, Inc. - Debs Ser. A (US)
   6.875% due 04/01/12 - A+ ................................     1,133     1,235
                                                                         -------
                                                                          13,397

Electric Utilities - 0.8%
   AES Gener SA - Sr. Notes # (US)
   7.5% due 03/25/14 - BB+ .................................     2,250     2,202
   American Electric Power, Inc. - Sr. Notes Ser. D (US)
   5.25% due 06/01/15 - BBB ................................     1,395     1,382
   Empresa Nacional De Electricid - Notes (US)
   8.35% due 08/01/13 - BBB- ...............................     1,650     1,850
   Enersis SA - Notes (US)
   7.375% due 01/15/14 - BB+ ...............................     1,325     1,378
   FirstEnergy Corp. - Notes Ser. B (US)
   6.45% due 11/15/11 - BB+ ................................     1,054     1,112
   FirstEnergy Corp. - Notes Ser. C # (US)
   7.375% due 11/15/31 - BB+ ...............................        20        23
   Progress Energy, Inc. - Sr. Notes (US)
   6.75% due 03/01/06 - BBB- ...............................     1,560     1,599
   7.0% due 10/30/31 - BBB- ................................       693       760
   Public Service Co. New Mexico - Sr. Unsec. Notes (US)
   4.4% due 09/15/08 - BBB..................................     1,453     1,438
   TXU Australia Holdings, Ltd. - GTD Sr. Notes 144A (a)
      (US)
   6.15% due 11/15/13 - A- .................................     1,750     1,861
   TXU Energy Co. LLC - Sr. Notes 144A (a) (US)
   2.38% due 01/17/06 - BBB ................................       110       110
   TXU Energy Co. LLC - Sr. Notes (US)
   7.0% due 03/15/13 - BBB .................................     1,399     1,531
                                                                         -------
                                                                          15,246

Electric/Gas - 0.7%
   AES Corp. # (US)
   9.375% due 09/15/10 - B- ................................        25        28
   Dominion Resources, Inc. - Notes # (US)
   5.7% due 09/17/12 - BBB+ ................................       200       207
   Duke Energy Co. - Bonds (US)
   3.75% due 03/05/08 - BBB+ ...............................       665       652
   Edison Mission Energy - Sr. Notes # (US)
   9.875% due 04/15/11 - B+ ................................       150       173
   Empresa Nacional De Electricid - Notes (US)
   8.5% due 04/01/09 - BBB- ................................    $  280   $   306
   Kansas City Power & Light Co. - Sr. Notes Ser. A (US)
   6.0% due 03/15/07 - BBB .................................     1,440     1,481
   Oncor Electric Delivery Co. - Sr. Sec. Notes (US)
   6.375% due 01/15/15 - BBB ...............................     1,695     1,826
   7.0% due 05/01/32 - BBB .................................       125       144
   Pacific Gas & Electric Co. - Bonds (US)
   4.2% due 03/01/11 - BBB .................................       250       241
   4.8% due 03/01/14 - BBB .................................       170       165
   Pacific Gas & Electric Co. (US)
   6.05% due 03/01/34 - BBB ................................     1,850     1,900
   PSEG Power LLC - Sr. Notes (US)
   5.0% due 04/01/14 - BBB .................................       275       269
   6.875% due 04/15/06 - BBB ...............................     1,760     1,810
   8.625% due 04/15/31 - BBB ...............................        50        66
   Scottish Power plc - Notes (US)
   4.91% due 03/15/10 - BBB+ ...............................       190       190
   Sempra Energy - Notes (US)
   4.75% due 05/15/09 - BBB+ ...............................     1,100     1,094
   SP Power Assets, Ltd. - 144A (a) (US)
   5.0% due 10/22/13 - AA- .................................       150       150
   TXU Corp. - Sr. Notes Ser. R 144A (a) (US)
   6.55% due 11/15/34 - BBB- ...............................     3,455     3,275
   United Energy Distribution, Ltd. - Sr. Notes 144A (a)
      (US)
   4.7% due 04/15/11 - AAA .................................        90        89
                                                                         -------
                                                                          14,066

Electronic Equipment & Instruments - 0.0%
   Jabil Circuit, Inc. - Sr. Notes (US)
   5.875% due 07/15/10 - BB+ ...............................       210       217
   Philips Electronics NV - Notes (US)
   7.2% due 06/01/26 - BBB+ ................................       250       297
   Stoneridge, Inc. - Sr. Notes (US)
   11.5% due 05/01/12 - B+ .................................        50        55
   Viasystems, Inc. - Sr. Sub. Notes (US)
   10.5% due 01/15/11 - CCC+ ...............................        40        39
                                                                         -------
                                                                             608

Energy Equipment & Services - 0.1%
   Enbridge Energy Partners LP - Notes # (US)
   4.75% due 06/01/13 - BBB ................................     1,710     1,660
   Luscar Coal, Ltd. - Sr. Notes (US)
   9.75% due 10/15/11 - BB .................................        25        27
                                                                         -------
                                                                           1,687

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Finance - 1.4%
   ACE INA Holding, Inc. - GTD. Sr. Notes (US)
   5.875% due 06/15/14 - BBB+ ..............................    $1,140    $1,160
   Ahold Finance USA - Gtd. Notes (US)
   8.25% due 07/15/10 - BB- ................................        50        55
   BCP Caylux Holdings Lux SCA - Sr. Sub. Notes 144A (a)
      (US)
   9.625% due 06/15/14 - B- ................................        26        30
   Cadbury Schweppes U.S. Finance - Sr. Notes 144A (a)
      (US)
   5.125% due 10/01/13 - BBB ...............................       100        99
   California Infras & Ecomomic - Ser. 1997-1 CTF Cl. A6
      (US)
   6.38% due 09/25/08 - AAA ................................       244       250
   California Infrastructure Development - Ser. 1997-1 CTF
      Cl. A7 (US)
   6.42% due 09/25/08 - AAA ................................       228       233
   CNOOC Finance 2003, Ltd. - GTD Notes 144A (a) (US)
   5.5% due 05/21/33 - BBB+ ................................     1,345     1,234
   Concentra Operating Corp. - Sr. Sub. Notes 144A (a)
      (US)
   9.125% due 06/01/12 - B- ................................        25        27
   Deutsche Telekom International Finance (US)
   8.75% due 06/15/30 - A- .................................     1,026     1,342
   Devon Financing Corp. United L C - Notes (US)
   6.875% due 09/30/11 - BBB ...............................        90        99
   Downey Financial Corp. - Sr. Notes (US)
   6.5% due 07/01/14 - BBB- ................................       150       154
   Duke Capital LLC. - Sr. Notes (US)
   6.75% due 02/15/32 - BBB- ...............................     1,394     1,490
   ERAC USA Finance Co. - Gtd. Notes 144A (a) (US)
   6.7% due 06/01/34 - BBB+ ................................       735       804
   ERP Operating, Ltd. - Sr. Notes # (US)
   4.75% due 06/15/09 - BBB+ ...............................       190       190
   FUJI JGB Investments - Ser. A 144A (a) (US)
   9.87% due 12/31/49 - BBB- ...............................       240       274
   Fund American Cos, Inc. - GTD Sr. Notes (US)
   5.875% due 05/15/13 - BBB- ..............................     1,670     1,696
   General Electric Capital Corp. (US)
   6.0% due 06/15/12 - AAA .................................        70        75
   Household Financial Corp. - Global Notes (US)
   4.625% due 01/15/08 - A .................................    $1,432    $1,436
   HVB Funding Trust III - CTF 144A (a) (US)
   9.0% due 10/22/31 - BBB .................................        80       105
   International Lease Finance Corp. (US)
   3.06% due 01/15/10 - AA- ................................     1,615     1,615
   International Lease Finance Corp. - Notes # (US)
   3.5% due 04/01/09 - AA- .................................       270       258
   International Lease Finance Corp. # (US)
   4.55% due 10/15/09 - AA- ................................       100        99
   International Lease Finance Corp. - Sr. Notes # (US)
   4.75% due 07/01/09 - AA- ................................       515       515
   International Lease Finance Corp. - Notes (US)
   5.875% due 05/01/13 - AA- ...............................     1,317     1,357
   John Deere Capital Corp. (US)
   4.125% due 01/15/10 - A- ................................       125       122
   Lehman Brothers Holdings, Inc. # (US)
   4.25% due 01/27/10 - A ..................................       685       667
   Mangrove Bay Trust - 144A (a) (US)
   6.102% due 07/15/33 - BBB+ ..............................       100        99
   MBNA Capital - Ser. B (US)
   3.542% due 02/01/27 - BB+ ...............................       325       312
   Monumental Global Funding - Sr. Sec. Notes Ser. A 144A
      (a) (US)
   5.2% due 01/30/07 - AA ..................................       250       255
   Monumental Global Funding II - Notes 144A (a) (US)
   2.88% due 05/19/06 - AA .................................       630       629
   National Rural Utilities Cooperative Finance - Bonds
      (US)
   3.875% due 02/15/08 - A+ ................................     1,698     1,672
   NiSource Finance Corp. - Sr. Notes (US)
   6.15% due 03/01/13 - BBB ................................       912       968
   NiSource Finance Corp. (US)
   7.875% due 11/15/10 - BBB ...............................     1,530     1,745
   Odyssey Re Holdings Corp. - Sr. Notes (US)
   7.65% due 11/01/13 - BBB- ...............................     1,800     1,953
   PCCW Hkt Capital, Ltd. (US)
   8.0% due 11/15/11 - BBB .................................        80        91
   Pemex Finance, Ltd. - Notes (US)
   7.33% due 05/15/12 - AAA ................................       130       144

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Finance - Continued
   Pharma Services Intermediate Holding Corp. - Sr. Disc.
      Notes 144A (a) (US)
   11.5% due 04/01/14 - B ..................................    $   25   $    18
   RBS Capital Trust # (US)
   4.709% due 12/29/49 - A .................................        80        77
   Reliastar Financial Corp. - Notes (US)
   6.5% due 11/15/08 - A+ ..................................       160       170
   SB Treasury Co. - 144A (a) (US)
   1.0% due 12/29/49 - BBB- ................................       100       113
   Tate & Lyle International Finance plc - Notes 144A (a)
      (US)
   5.0% due 11/15/14 - BBB .................................     1,035     1,012
   Twin Reefs Pass Through Trust - Notes 144A (a) (US)
   3.37% due 12/10/49 - NA .................................       500       502
   Vanderbilt Acquisition Loan Trust - Sr. Sub. Notes Cl
      A3 (US)
   5.7% due 09/07/23 - AAA .................................       250       254
   WestField Cap Corp., Ltd. - Sr. Notes 144A (a) (US)
   4.375% due 11/15/10 - A- ................................       140       136
   WPP Finance UK - Notes (US)
   5.875% due 06/15/14 - NA ................................     1,825     1,887
                                                                         -------
                                                                          27,423

Food & Drug Retailing - 0.0%
   Rite Aid Corp. - Debs. # (US)
   6.875% due 08/15/13 - B- ................................        15        14
   The Kroger Co. - Notes # (US)
   7.5% due 04/01/31 - BBB .................................        80        91
                                                                         -------
                                                                             105

Food Products - 0.3%
   Burns Philip Capital Property, Ltd. - Sr. Sub. Notes
      (US)
   10.75% due 02/15/11 - B- ................................        35        39
   Gold Kist, Inc. - Sr. Notes (US)
   10.25% due 03/15/14 - B .................................        33        38
   Kellogg Co. - Notes Ser. B # (US)
   6.6% due 04/01/11 - BBB+ ................................       200       218
   Kraft Foods, Inc. - Notes (US)
   5.25% due 06/01/07 - BBB+ ...............................     3,747     3,815
   Nabisco, Inc. - Debs. (US)
   7.55% due 06/15/15 - A- .................................       500       590
   Smithfield Foods, Inc. - Sr. Notes (US)
   7.0% due 08/01/11 - BB ..................................     2,225     2,258
                                                                         -------
                                                                           6,958

Foreign Government - 0.2%
   Federal Republic of Brazil - Bonds # (US)
   8.75% due 02/04/25 - BB- ................................     2,110     1,973
   Republic of Chile - Notes (US)
   1.5% due 01/28/08 - A ...................................    $1,800   $ 1,809
   Russian Federation (XU)
   5.0% due 03/31/30 - BBB- ................................       160       164
   United Mexican States (US)
   6.625% due 03/03/15 - BBB ...............................       150       156
   8.375% due 01/14/11 - BBB ...............................        40        46
   United Mexican States (LU)
   9.875% due 02/01/10 - BBB ...............................        95       113
   United Mexican States - Bonds (US)
   11.375% due 09/15/16 - BBB ..............................        50        71
                                                                         -------
                                                                           4,332

Gas Utilities - 0.2%
   Kinder Morgan Energy Partners - Sr. Notes (US)
   5.8% due 03/15/35 - BBB+ ................................       990       938
   7.3% due 08/15/33 - BBB+ ................................     1,480     1,700
   Michigan Consolidated Gas Co. - Sr. Notes (US)
   5.7% due 03/15/33 - BBB .................................     1,480     1,473
   Williams Cos, Inc. - Notes # (US)
   8.125% due 03/15/12 - B+ ................................        15        16
                                                                         -------
                                                                           4,127

Health Care Equipment & Supplies - 0.0%
   Hospira, Inc. - Notes (US)
   5.9% due 06/15/14 - BBB .................................       110       115

Health Care Providers & Services - 0.1%
   Anthem, Inc. - Notes (US)
   3.5% due 09/01/07 - BBB+ ................................     1,760     1,728
   Coventry Health Care, Inc. - Sr. Notes (US)
   5.875% due 01/15/12 - BBB- ..............................     1,100     1,100
   Tenet Healthcare Corp. # (US)
   9.875% due 07/01/14 - B .................................        35        37
                                                                         -------
                                                                           2,865

Home Equity Loan - 1.2%
   Centex Home Equity Loan Trust - Ser. 2004-D Cl. AF4
      (US)
   4.68% due 06/25/32 - AAA ................................       160       158
   Centex Home Equity Loan Trust - Ser. 2005 A Cl. M4
      (US)
   3.2% due 01/25/35 - A+ ..................................     2,125     2,132
   Centex Home Equity Loan Trust - CTF Cl. A5 (US)
   6.83% due 07/25/32 - NA .................................     2,635     2,698
   Chase Mortgage Funding - Ser. 2003-2 Cl. IA 3 (US)
   2.864% due 03/25/07 - AAA ...............................        73        73

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Home Equity Loan - Continued
   Chase Mortgage Funding Ser. 2003-1 CTF Cl. IA-3 (US)
   3.14% due 07/25/23 - AAA ................................    $   35   $    35
   Countrywide Home Loan Corp. (US)
   5.5% due 08/01/06 - A ...................................     2,821     2,868
   Residential Accredit Loans, Inc. - Ser. 2004 QS16 Cl.
      1A1 (US)
   5.5% due 12/25/34 - NA ..................................       358       362
   Residential Asset Mortgage Products, Inc. - Cl. AI2 (US)
   3.38% due 03/25/29 - AAA ................................     2,298     2,292
   Residential Asset Mortgage Products, Inc. - Ser
      2004-SL2 Cl. AI (US)
   6.5% due 10/25/16 - AAA .................................     4,503     4,603
   Residential Funding and Mortgage Securities - Notes
      Cl. A7 (US)
   6.9% due 01/25/33 - AAA .................................     9,000     9,379
                                                                         -------
                                                                          24,600

Hotels Restaurants & Leisure - 0.2%
   AMC Entertainment, Inc. - Sr. Sub. Notes # (US)
   9.875% due 02/01/12 - CCC+ ..............................        25        26
   Buffets, Inc. - Sr. Sub. Notes (US)
   11.25% due 07/15/10 - CCC+ ..............................        25        26
   Carmike Cinemas, Inc. - Sr. Sub. Notes # (US)
   7.5% due 02/15/14 - CCC+ ................................        50        49
   Circus & Eldorado Circus - Notes # (US)
   10.125% due 03/01/12 - B+ ...............................        50        54
   Harrah's Operating, Inc. - Sr. Notes # (US)
   5.5% due 07/01/10 - BBB- ................................       100       102
   Hilton Hotels Corp. - Notes # (US)
   7.625% due 12/01/12 - BBB- ..............................        40        46
   Hilton Hotels Corp. - Notes (US)
   8.25% due 02/15/11 - BBB- ...............................       120       138
   Hilton Hotels Trust - Ser. 2000 Cl. B 144A (a) (US)
   3.22% due 10/03/10 - A ..................................        95        96
   Host Marriott LP - Sr. Notes Ser. J # (US)
   7.125% due 11/01/13 - B+ ................................        20        20
   Mandalay Resort Group - Sr. Notes # (US)
   6.375% due 12/15/11 - BB+ ...............................     1,000     1,013
   MGM Mirage, Inc. - Ser. B (US)
   6.0% due 10/01/09 - BB+ .................................     1,820     1,802
   Mohegan Tribal Gaming Authority - Sr. Sub. Notes # (US)
   6.375% due 07/15/09 - B+ ................................        60        60
   Six Flags, Inc. - Sr. Notes # (US)
   8.875% due 02/01/10 - CCC ...............................    $   65   $    61
                                                                         -------
                                                                           3,493

Household Durables - 0.1%
   Centex Corp. - Sr. Notes # (US)
   4.75% due 01/15/08 - BBB ................................        40        40
   Mohawk Industries, Inc. - Notes (US)
   6.5% due 04/15/07 - BBB+ ................................     1,580     1,647
   WCI Communities, Inc. - Sr. Sub. Notes 144A (a) # (US)
   6.625% due 03/15/15 - B+ ................................     1,095     1,035
   WCI Communities, Inc. - Sr. Sub. Notes # (US)
   9.125% due 05/01/12 - B+ ................................        80        85
                                                                         -------
                                                                           2,807

Industrial Conglomerates - 0.2%
   General Electric Co. - Notes # (US)
   5.0% due 02/01/13 - AAA .................................     1,790     1,787
   Tyco International Group SA - Sr. Notes (US)
   6.375% due 10/15/11 - BBB ...............................     1,450     1,548
                                                                         -------
                                                                           3,335

Insurance - 0.7%
   Aetna Inc. - Sr. Notes (US)
   7.375% due 03/01/06 - BBB+ ..............................       100       103
   Assurant, Inc. - Sr. Notes # (US)
   5.625% due 02/15/14 - BBB+ ..............................        80        81
   CNA Financial Corp. - Notes # (US)
   5.85% due 12/15/14 - BBB- ...............................       125       124
   CNA Financial Corp. - Debs. # (US)
   7.25% due 11/15/23 - BBB- ...............................        80        87
   Liberty Mutual Group, Inc. - Sr. Notes 144A (a) (US)
   6.5% due 03/15/35 - BBB .................................       110       106
   Liberty Mutual Insurance Co. - Notes 144A (a) (US)
   7.697% due 10/15/97 - BBB+ ..............................     1,785     1,903
   Marsh & McLennan Cos., Inc. - Sr. Notes # (US)
   5.375% due 03/15/07 - BBB ...............................     2,080     2,113
   5.375% due 07/15/14 - BBB ...............................       800       767
   Metlife, Inc. - Debs. # (US)
   3.911% due 05/15/05 - A .................................       190       190
   Nationwide Mutual Insurance Co. - Notes 144A (a) (US)
   7.875% due 04/01/33 - A- ................................        30        36
   North Front Pass Through Trust - 144A (a) (US)
   5.81% due 12/15/24 - A- .................................       250       247

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Insurance - Continued
   Oil Casualty Insurance, Ltd. - Debs. 144A (a) (US)
      8.0% due 09/15/34 - BBB ..............................    $2,810   $ 2,936
   Prudential Financial, Inc. # (US)
      4.75% due 04/01/14 - A- ..............................       195       189
   Prudential Insurance Co. - Sr. Notes 144A (a) (US)
      6.375% due 07/23/06 - AA- ............................       350       361
   Travelers Property Casualty Corp. - Sr. Notes # (US)
      6.375% due 03/15/33 - BBB+ ...........................     1,130     1,166
   W.R. Berkley Corp. - Sr. Notes (US)
      6.15% due 08/15/19 - BBB+ ............................     1,750     1,728
   Wellpoint, Inc. - Notes 144A (a) (US)
      3.75% due 12/14/07 - BBB+ ............................       100        98
      5.0% due 12/15/14 - BBB+ .............................     1,030     1,010
   XL Capital, Ltd. - Sr. Notes # (US)
      5.25% due 09/15/14 - A ...............................       860       849
                                                                         -------
                                                                          14,094

Machinery - 0.1%
   Caterpillar, Inc. - Sr. Debs. (US)
      7.25% due 09/15/09 - A ...............................     1,050     1,156
   Terex Corp. - Sr. Sub. Notes (US)
      9.25% due 07/15/11 - B ...............................        50        54
                                                                         -------
                                                                           1,210

Marine - 0.0%
   Overseas Shipholding Group, Inc. - Notes (US)
      8.25% due 03/15/13 - BB+ .............................        50        54

Media - 0.5%
   Charter Communication Operating LLC - Sr.
      Notes 144A (a) (US)
      8.0% due 04/30/12 - B- ...............................        60        60
   Clear Channel Communications, Inc. # (US)
      7.65% due 09/15/10 - BBB- ............................       125       137
   Comcast Corp. - Notes # (US)
      7.05% due 03/15/33 - BBB .............................     1,446     1,617
   Cox Communications, Inc. - Notes 144A (a) (US)
      4.625% due 01/15/10 - BBB- ...........................       250       243
   Cox Communications, Inc. - Notes (US)
      4.625% due 06/01/13 - BBB- ...........................       770       717
   Cox Communications, Inc. - Notes 144A (a) (US)
      5.45% due 12/15/14 - BBB- ............................       150       146
   Fisher Communications, Inc. - Sr. Notes (US)
      8.625% due 09/15/14 - B- .............................        25        27
   Liberty Media Corp. - Sr. Notes (US)
      2.64% due 09/17/06 - BB+ .............................    $  500   $   506
      3.5% due 09/25/06 - BB+ ..............................        20        20
   Liberty Media Corp. - Sr. Debs # (US)
      8.25% due 02/01/30 - BB+ .............................     1,215     1,232
   News America, Inc. - Sr. Notes (US)
      6.75% due 01/09/38 - BBB- ............................        30        33
   NextMedia Operating, Inc. - Sr. Sub. Notes (US)
      10.75% due 07/01/11 - B- .............................        50        54
   Telenet Group Holding NV - Sr.
      Disc. Notes 144A (a) (US)
      1.0% due 06/15/14 - CCC+ .............................        50        38
   Time Warner, Inc. # (US)
      6.15% due 05/01/07 - BBB+ ............................     1,904     1,965
   Time Warner, Inc. (US)
      7.625% due 04/15/31 - BBB+ ...........................       130       153
   Time Warner, Inc. - Debs. (US)
      7.7% due 05/01/32 - BBB+ .............................     1,815     2,155
   Time Warner, Inc. - Notes (US)
      8.18% due 08/15/07 - BBB+ ............................       400       431
   Young Broadcasting, Inc. - Sr. Sub. Notes # (US)
      10.0% due 03/01/11 - CCC+ ............................        50        51
                                                                         -------
                                                                           9,585

Metals & Mining - 0.1%
   Alcan Aluminum, Ltd. - Notes (US)
      5.2% due 01/15/14 - A- ...............................        50        50
   Codelco, Inc. - Notes 144A (a) (US)
      5.5% due 10/15/13 - A ................................     1,054     1,065
   Falconbridge, Ltd. - Notes (US)
      5.375% due 06/01/15 - BBB- ...........................     1,020     1,007
   Freeport McMoran Copper & Gold - Sr. Notes (US)
      10.125% due 02/01/10 - B+ ............................        20        22
                                                                         -------
                                                                           2,144

Multi-Utilities - 0.1%
   Centerpoint Energy Houston - Bonds Ser. K # (US)
      6.95% due 03/15/33 - BBB .............................     1,000     1,171

Multiline Retail - 0.1%
   May Department Stores Co. - Sr. Notes # (US)
      6.7% due 07/15/34 - BBB ..............................     1,075     1,107
   Saks, Inc. # (US)
      7.5% due 12/01/10 - BB ...............................        50        49
                                                                         -------
                                                                           1,156

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Oil & Gas - 1.0%
   Amerada Hess Corp. - Notes (US)
      7.3% due 08/15/31 - BBB- .............................    $1,230   $ 1,387
   Chesapeake Energy Corp. - Sr. Notes (US)
      7.0% due 08/15/14 - BB- ..............................     2,315     2,384
   Devon Energy Corp. - Sr. Debs. (US)
      7.95% due 04/15/32 - BBB .............................     1,480     1,866
   Dynegy, Inc. - Sr. Sec. Notes
      144A (a) (US)
      10.125% due 07/15/13 - B- ............................        50        55
   Enterprise Products Operating LP -
      Sr. Notes 144A (a) (US)
      5.0% due 03/01/15 - BB+ ..............................     1,415     1,326
   Enterprise Products Operating LP - Sr. Notes (US)
      6.875% due 03/01/33 - BB+ ............................     1,252     1,312
   LG Caltex Oil Corp. - Notes
      144A (a) (US)
      5.5% due 08/25/14 - BBB ..............................     1,167     1,159
   Marathon Oil Corp. - Notes (US)
      6.8% due 03/15/32 - BBB+ .............................     1,494     1,663
   Newfield Exploration Co. - Sr. Sub. Notes (US)
      8.375% due 08/15/12 - BB- ............................        50        55
   Nexen, Inc. - Notes (US)
      5.875% due 03/10/35 - BBB- ...........................     1,490     1,425
   Northern Border Pipeline Co. - Sr. Notes (US)
      6.25% due 05/01/07 - BBB+ ............................     1,480     1,533
   Peco Energy Transport Trust - Ser. 1999A Cl. A7 (US)
      6.13% due 03/01/09 - AAA .............................       315       330
   Pemex Project Funding Master Trust -
      Sr. Notes 144A (a) (US)
      2.82% due 06/15/10 - BBB- ............................       200       204
   Pemex Project Funding Master Trust - Notes (US)
      6.125% due 08/15/08 - BBB ............................     1,500     1,537
   Premcor Refining Group, Inc. - Sr. Notes # (US)
      7.5% due 06/15/15 - BB- ..............................        45        47
   Teppco Partners - Sr. Notes (US)
      6.125% due 02/01/13 - BBB ............................     1,308     1,368
   Texas Gas Transmission LLC - Notes (US)
      4.6% due 06/01/15 - BBB+ .............................     1,860     1,767
   Union Oil Co. of California (US)
      7.5% due 02/15/29 - BBB+ .............................        80        99
   XTO Energy, Inc. - Sr. Notes (US)
      5.0% due 01/31/15 - BBB- .............................     1,050     1,028
                                                                         -------
                                                                          20,545

Other Asset Backed - 1.4%
   ARG Funding Corp. - Notes Ser.
      2005 2 Cl. A1 144A (a) (US)
      4.54% due 05/20/09 - NA ..............................    $  240   $   240
   Argent Securities, Inc. - Ser. 2004 W1 M3 (US)
      1.0% due 02/25/34 - A- ...............................     3,000     3,049
   Bear Stearns Asset Backed
      Securities - Ser. 2003 AC4 Cl. A (US)
      5.0% due 09/25/33 - AAA ..............................     2,737     2,735
   Bear Stearns Asset Backed Securities - Ser. 2004-AC5
      Cl. A1 (US)
      5.25% due 10/25/34 - AAA .............................     2,341     2,340
   CWABS, Inc. - Ser. 2004 12 Cl. 2 AV2 (US)
      2.408% due 04/25/35 - AAA ............................       250       251
   CWABS, Inc. Ser. 2003-5 Cl. AF 2 (US)
      3.042% due 04/25/25 - AAA ............................     1,419     1,416
   CWABS, Inc. - Ser. 2004-10
      Cl. AF3 (US)
      3.842% due 02/01/05 - AAA ............................     3,710     3,631
   Drive Time Auto Owner Trust - Notes Ser. 2004-A Cl. A3
      144A (a) (US)
      1.0% due 08/15/08 - NA ...............................       150       147
   Equity One ABS, Inc. - Ser. 2004-2 Cl. AV2 (US)
      1.55% due 07/25/34 - AAA .............................     1,757     1,760
   Equity One ABS, Inc. - Ser. 2003-3 Cl. AF3 (US)
      3.531% due 12/25/33 - AAA ............................     1,990     1,981
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M2 (US)
      5.115% due 04/25/34 - A ..............................     1,000       982
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M3 (US)
      5.26% due 04/25/34 - A- ..............................     2,250     2,208
   Indymac ABS, Inc. - Ser. 2004 B Cl. AII2 (US)
      2.541% due 11/25/34 - AAA ............................       125       126
   Long Beach Mortgage Loan Trust - Ser. 2004-1 Cl. M3 (US)
      1.0% due 03/25/35 - AA- ..............................     2,400     2,409
   Morgan Stanley ABS Capital - Ser. 2004 OP1 Cl. A2B (US)
      2.377% due 11/25/34 - AAA ............................       250       251
   Multi Securities Asset Trust - Ser.
      2005 RR4 Cl. F 144A (a) (US)
      5.88% due 11/28/35 - NA ..............................     1,420     1,425
   New Century Home Loan Trust - Ser. 2004-A Cl. AII5 (US)
      5.25% due 07/25/34 - AAA .............................       230       229

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Other Asset Backed - Continued
   Option One Loan Trust - Ser.
      2004-1 CTF Cl. M 1 (US)
      3.45% due 01/25/34 - AA+ .............................    $1,400   $ 1,403
   Option One Loan Trust - Ser. 2005 1 Cl. M1 (US)
      2.963% due 02/25/35 - AA+ ............................     1,300     1,306
   PG&E Energy Recovery Funding
      LLC - Bonds Ser. 2005 1 A3 (US)
      4.14% due 09/25/12 - AAA .............................       180       177
   Structured Asset Investment Loan
      Trust - Ser. 2004 8 Cl. A7 (US)
      3.15% due 01/25/34 - NA ..............................       250       251
   Structured Asset Investment Loan
      Trust - Ser. 2004 8 Cl. A13 (US)
      2.481% due 09/25/34 - AAA ............................       500       502
   Wells Fargo Home Equity - Cl. AI5 (US)
      4.89% due 09/26/34 - AAA .............................       250       248
                                                                         -------
                                                                          29,067

Other Mortgage - 0.3%
   LB UBS Commercial Mortgage
      Trust - Ser. 2000-C4 Cl. A2 (US)
      7.37% due 06/15/10 - AAA .............................     5,318     5,926
Paper & Forest Products - 0.2%
   Abitibi-Consolidated, Inc. - Notes # (US)
      8.55% due 08/01/10 - BB- .............................        30        30
   International Paper Co. - Notes (US)
      5.85% due 10/30/12 - BBB .............................       150       156
      6.75% due 09/01/11 - BBB .............................     1,410     1,546
   Norske Skogindustrier - Notes 144A (a) (US)
      7.625% due 10/15/11 - BBB- ...........................       245       276
   Temple Inland, Inc. - Notes (US)
      7.875% due 05/01/12 - BBB ............................        20        23
   Weyerhaueser Co. - Debs (US)
      7.375% due 03/15/32 - BBB ............................     2,014     2,355
                                                                         -------
                                                                           4,386

Pharmaceuticals - 0.0%
   Schering Plough Corp. - Sr. Notes (US)
      5.3% due 12/01/13 - A- ...............................       130       133
   Wyeth - Notes (US)
      4.375% due 03/01/08 - A ..............................       145       144
                                                                         -------
                                                                             277

Real Estate Development - 0.1%
   Developers Diversified Realty Co. - Notes (US)
      4.625% due 08/01/10 - BBB ............................       125       122
   Rouse Co. - Notes # (US)
      5.375% due 11/26/13 - BB+ ............................    $1,135   $ 1,079
                                                                         -------
                                                                           1,201

Real Estate Investment Trust - 0.3%
   Boston Properties, Ltd. Partnership - Sr. Notes (US)
      6.25% due 01/15/13 - BBB .............................     1,763     1,886
   Crescent Real Estate Equities - Notes (US)
      7.5% due 09/15/07 - B ................................        20        21
   Duke Realty Limited Partnership - Notes (US)
      2.781% due 12/22/06 - BBB+ ...........................     1,035     1,035
   Health Care Property Investments, Inc. - Sr. Notes (US)
      6.45% due 06/25/12 - BBB+ ............................       973     1,045
   Health Care Reit, Inc. - Notes (US)
      6.0% due 11/15/13 - BBB- .............................       785       799
   Hospitality Properties Trust - Sr. Notes # (US)
      6.75% due 02/15/13 - BBB- ............................       100       107
   IStar Financial, Inc. - Sr. Notes (US)
      4.875% due 01/15/09 - BBB- ...........................     1,610     1,590
   Price Reit, Inc. (US)
      7.5% due 11/05/06 - A- ...............................       125       132
                                                                         -------
                                                                           6,615

Real Estate Operations - 0.1%
   Colonial Realty, Ltd. Partnership - Sr. Notes (US)
      6.25% due 06/15/14 - BBB- ............................     1,380     1,453

Road & Rail - 0.1%
   CSX Corp. - Notes (US)
      3.05% due 08/03/06 - BBB .............................     2,140     2,144
   Union Pacific Resources Group, Inc. - Ser. 2002-1 (US)
      6.061% due 01/17/23 - A ..............................        50        53
                                                                         -------
                                                                           2,197

Semiconductor Equipment & Products - 0.0%
   Amkor Technologies, Inc. - Sr. Notes # (US)
      7.75% due 05/15/13 - B ...............................        25        21

Specialty Retail - 0.1%
   Blockbuster, Inc. - Sr. Sub. Notes 144A (a) # (US)
      9.0% due 09/01/12 - B+ ...............................        25        24
   Hughes Supply, Inc. - Sr. Notes 144A (a) (US)
      5.5% due 10/15/14 - BBB- .............................     1,700     1,651
                                                                         -------
                                                                           1,675

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                         Name of Issuer                         Value     Value
                         --------------                        -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Telephone - 0.0%
   Cincinatti Bell, Inc. - Sr. Notes # (US)
   7.25% due 07/15/13 - B- .................................   $    25   $    25
   Qwest Services Corp. - Sr. Sub. Sec. Notes 144A (a) (US)
   13.5% due 12/15/10 - B ..................................        25        29
                                                                         -------
                                                                              54

Textiles & Apparel - 0.0%
   Jones Apparel Group, Inc. - Sr. Notes 144A (a) (US)
   5.125% due 11/15/14 - BBB ...............................       110       105
   Payless Shoesource, Inc. - Sr. Sub. Notes # (US)
   8.25% due 08/01/13 - B ..................................        50        51
                                                                         -------
                                                                             156

Tobacco - 0.0%
   Altria Group, Inc. - Notes (US)
   7.0% due 11/04/13 - BBB .................................       700       751
   Badger Tobacco (US)
   6.125% due 06/01/27 - BBB ...............................       170       173
                                                                         -------
                                                                             924

U.S. Government - 3.0%
   U.S. Treasury - Notes (US)
   1.625% due 02/28/06 - AAA ...............................     4,897     4,819
   3.0% due 02/15/09 - # AAA ...............................     2,751     2,646
   3.25% due 08/15/07 - AAA ................................     2,570     2,535
   3.5% due 12/15/09 - # AAA ...............................       835       811
   3.625% due 07/15/09 - AAA ...............................     4,676     4,586
   3.875% due 02/15/13 - AAA ...............................     1,020       985
   4.0% due 02/15/15 - AAA .................................    21,480    20,638
   4.25% due 11/15/14 - AAA ................................       647       634
   5.0% due 02/15/11 - AAA .................................     2,000     2,077
   5.75% due 08/15/10 - AAA ................................     1,250     1,341
   U.S. Treasury - Inflation Index (US)
   3.875% due 04/15/29 - AAA ...............................       301       414
   U.S. Treasury - Bonds (US)
   5.25% due 02/15/29 - AAA ................................     3,445     3,628
   5.375% due 02/15/31 - # AAA .............................     7,144     7,786
   6.5% due 11/15/26 - AAA .................................       352       427
   7.875% due 02/15/21 - AAA ...............................     1,700     2,270
   8.875% due 08/15/17 - AAA ...............................     3,070     4,268
                                                                         -------
                                                                          59,865
U.S. Government Agencies - 12.3%
   Federal Home Loan Bank - Notes (US)
   2.5% due 12/15/05 - AAA .................................     1,375     1,365
   2.5% due 04/11/06 - AAA .................................       415       410
   2.625% due 07/15/08 - AAA ...............................       370       352
   Federal Home Loan Bank - Bonds (US)
   4.5% due 11/15/12 - AAA .................................   $   500   $   496
   Federal Home Loan Bank - Sr. Notes (US)
   5.8% due 09/02/08 - AAA .................................     1,000     1,047
   Federal Home Loan Mortgage Corp. - Bonds (US)
   5.0% due 07/15/14 - AAA .................................       270       273
   5.0% due 04/25/33 - AAA (b) .............................     8,000     7,825
   5.5% due 01/01/34 - AAA .................................       885       887
   6.0% due 08/01/16 - AAA .................................       206       213
   6.0% due 08/01/17 - AAA .................................       246       255
   6.5% due 03/01/17 - AAA .................................       131       137
   6.5% due 04/25/34 - AAA (b) .............................     5,000     5,188
   Federal National Mortgage Assoc. - Bonds (US)
   0.99% due 02/01/35 - AAA ................................     1,894     1,917
   3.875% due 07/01/33 - AAA ...............................       112       112
   4.5% due 10/01/18 - AAA .................................     4,183     4,097
   4.5% due 04/25/19 - AAA (b) .............................    21,540    21,055
   5.0% due 04/25/18 - AAA (b) .............................    13,700    13,687
   5.0% due 05/01/18 - AAA .................................       309       309
   5.0% due 10/01/18 - AAA .................................       832       833
   5.0% due 03/01/34 - AAA .................................     6,291     6,168
   5.0% due 03/01/34 - AAA .................................     4,365     4,280
   5.0% due 04/25/34 - AAA (b) .............................    12,100    11,828
   5.5% due 07/01/17 - AAA .................................       219       223
   5.5% due 04/25/18 - AAA (b) .............................    15,000    15,281
   5.5% due 04/25/33 - AAA (b) .............................    20,500    20,526
   5.5% due 06/01/33 - AAA .................................     1,955     1,962
   5.5% due 08/01/33 - AAA .................................     4,803     4,819
   5.5% due 11/01/33 - AAA .................................     7,238     7,262
   5.5% due 12/01/33 - AAA .................................       977       980
   5.5% due 02/01/34 - AAA .................................     5,303     5,314
   5.5% due 02/01/34 - AAA .................................     1,152     1,155
   5.5% due 01/01/35 - AAA .................................       238       239
   6.0% due 07/01/16 - AAA .................................       153       158
   6.0% due 03/01/17 - AAA .................................     1,857     1,919
   6.0% due 04/25/18 - AAA (b) .............................    11,500    11,874
   6.0% due 01/01/33 - AAA .................................     2,333     2,388
   6.0% due 03/01/33 - AAA .................................     2,350     2,405
   6.0% due 04/25/33 - AAA (b) .............................    27,787    28,395
   6.0% due 08/01/34 - AAA .................................     2,011     2,056
   6.0% due 11/01/34 - AAA .................................     3,972     4,061
   6.5% due 04/25/18 - AAA (b) .............................    11,543    11,976
   6.5% due 04/25/20 - AAA (b) .............................     7,244     7,561
   6.5% due 04/01/32 - AAA .................................       724       753
   6.5% due 04/01/34 - AAA .................................       538       559
   7.0% due 09/01/16 - AAA .................................       193       203
   7.0% due 11/01/30 - AAA .................................        52        54
   7.0% due 09/01/31 - AAA .................................        81        85
   7.0% due 12/01/31 - AAA .................................       217       229

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                                Par      Market
                         Name of Issuer                        Value      Value
                         --------------                      --------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   7.0% due 04/01/32 - AAA ...............................   $     44   $     47
   7.0% due 04/25/33 - AAA (b) ...........................      6,080      6,405
   7.5% due 11/01/30 - AAA ...............................         37         39
   7.5% due 06/01/31 - AAA ...............................        166        178
   7.5% due 01/25/28 - AAA ...............................         82         87
   Federal National Mortgage Assoc. - Bonds Cl. 2 (US)
   5.5% due 11/01/33 - AAA ...............................      6,331      1,489
   Federal National Mortgage Assoc. - Bonds Ser. 2001-50
      Cl. BA (US)
   7.0% due 10/25/41 - AAA ...............................         93         97
   Federal National Mortgage Assoc. - Notes (US)
   2.5% due 06/15/08 - # AAA .............................      3,000      2,845
   4.25% due 07/15/07 - AAA ..............................      7,000      7,023
   4.375% due 03/15/13 - AAA .............................      4,250      4,140
   6.0% due 12/15/05 - AAA ...............................        555        564
   6.0% due 05/15/08 - AAA ...............................        775        814
   6.625% due 09/15/09 - AAA .............................        280        304
   6.625% due 11/15/10 - AAA .............................      2,700      2,969
   Government National Mortgage Assoc. - Bonds (US)
   5.0% due 01/15/35 - AAA ...............................        997        985
   5.0% due 04/30/35 - AAA (b) ...........................         75         74
   5.5% due 03/15/35 - AAA ...............................        925        934
   6.0% due 06/15/33 - AAA ...............................      1,592      1,639
   8.0% due 11/15/30 - AAA ...............................         67         72
                                                                        --------
                                                                         245,876

Whole Loan CMOs - 2.1%
   Banc America Commercial Mortgage, Inc. -Ser. 2001-3
      Cl. A1 (US)
   4.89% due 04/11/37 - AAA ..............................        244        245
   Banc America Commercial Mortgage, Inc. ADR - Ser.
      2004-1 Cl. F 144A (a) (US)
   5.279% due 11/10/39 - BBB+ ............................      1,350      1,315
   Banc America Commercial Mortgage, Inc. - Ser. 2004-1
      Cl. G 144A (a) (US)
   5.377% due 11/10/39 - BBB .............................      1,350      1,316
   Banc of America Large Loan, Inc. - Ser. 2005 A2 144A
      (a) (US)
   3.0% due 12/15/16 - NA ................................      2,000      2,000
   Banc of America Large Loan, Inc. - Ser. 2005 Cl. K 144A
      (a) (US)
   5.0% due 03/11/35 - NA ................................      1,680      1,680
   Bear Stearns Commercial Mortgage Securities, Inc. -
      Ser. 2004 Cl. X1 (US) *
   1.0% due 11/11/41 - AAA ...............................     92,331      1,614
   Capital Trust - Sec. Notes Cl. C 144A (a) (US)
   3.39% due 03/20/50 - NA ...............................      1,680      1,680
   Capital Trust, Ltd. - Sec. Notes Ser. 2005 1 Cl. E 144A
      (a) (US)
   4.79% due 03/20/50 - NA ...............................   $  1,120   $  1,120
   Credit Suisse First Boston Mortgage - Ser. 2005 C1 Cl.
      AX 144A (a) (US)
   0.061% due 02/15/38 - NA ..............................    148,081      1,775
   CWALT, Inc. - Ser. 2004 J7 Cl. 1A2 (US)
   4.673% due 08/25/34 - AAA .............................      2,120      2,118
   CWMBS, Inc. - Ser. 2005 12 Cl. 2 A5 (US)
   5.5% due 02/25/18 - NA ................................        120        122
   Greenwich Capital Commercial Funding Corp. - Ser. 2005
      GG3 (US)
   0.082% due 08/10/42 - AAA .............................    124,355      2,061
   Greenwich Capital Commercial Funding Corp. - Ser.
      2002-C1 Cl. A2 (US)
   4.112% due 01/11/17 - AAA .............................        498        489
   GS Mortgage Securities Corp. - Ser. 2004 Cl. A2C (US)
   1.58% due 05/25/34 - AAA ..............................      3,000      3,025
   GS Mortgage Securities Corp. II - Ser. 2004-GG2 Cl. XC
      144A (a) (US)
   1.0% due 08/01/38 - AAA ...............................    238,414      2,697
   JP Morgan Chase Commercial Mortgage Securities - Ser
      2004 CIBC10 Cl. A2 (US)
   3.89% due 11/12/39 - AAA ..............................        375        367
   Merrill Lynch Mortgage Trust - Ser. 2004 Cl. XC (US) *
   0.059% due 09/12/41 - AAA .............................     68,281      1,317
   Merrill Lynch Mortgage Trust - Ser. 2005 Cl. A4 (US)
   5.204% due 09/12/42 - NA ..............................      1,790      1,800
   Residential Asset Mortgage Products - Ser. 2004 RZ3 Cl
      A I4 (US)
   4.572% due 05/25/33 - AAA .............................        150        147
   Residential Asset Mortgage Products - Ser. 2004-RS9
      Cl. AI 4 (US)
   4.767% due 10/25/32 - AAA .............................        250        248
   Specialty Underwriting - Ser. 2004 BC4 Cl. A 2BB (US)
   2.37% due 10/25/35 - AAA ..............................        250        251
   Structured Asset Securities Corp. - Ser. 2004 19XS Cl.
      A2 (US)
   4.37% due 10/25/34 - AAA ..............................      2,700      2,661
   Structured Asset Securities Corp. - Ser. 2004-16XS Cl.
      A2 (US)
   4.91% due 08/25/34 - AAA ..............................      2,375      2,361

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MANAGED FUND

                                                            Par         Market
                         Name of Issuer                    Value        Value
                         --------------                  --------    -----------
                                                          (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

Whole Loan CMOs - Continued
   Structured Asset Securities Corp. - Ser. 2004-6XS
      Cl. M1 (US)
   4.92% due 03/25/34 - AA+ ..........................   $  2,500    $    2,457
   Structured Assets Securities Corp. - 144A (a) (US)
   8.517% due 07/15/27 - NA ..........................         53            55
   Wachovia Bank Commercial Mortgage Trust - Ser. 2005
      C17 CTF Cl. XC 144A (a) (US)
   0.049% due 03/15/42 - NA ..........................    121,873         1,068
   Wachovia Bank Commercial Mortgage Trust - Ser. 2005
      C16 (US)
   0.174% due 10/15/41 - AAA .........................     52,508         1,037
   Wachovia Bank Commercial Mortgage Trust - Ser. 2005
      144A (a) (US)
   2.91% due 01/15/18 - NA ...........................      2,530         2,530
   Wachovia Bank Commercial Mortgage Trust - Ser. 2004
      C10 Cl. A3 (US)
   4.39% due 02/15/36 - AAA ..........................      3,000         2,916
   WMALT Mortgage - Ser. 2005 1 Cl. PT (US)
   6.5% due 02/28/20 - NA ............................        250           261
                                                                     ----------
                                                                         42,733

Wireless Telecommunications Services - 0.1%
   American Tower Corp. - Sr. Notes # (US)
   7.5% due 05/01/12 - CCC ...........................         70            71
   AT&T Wireless, Inc. - Sr. Notes # (US)
   8.75% due 03/01/31 - A ............................        767         1,012
   Dobson Communications Corp. - Sr. Notes (US)
   10.875% due 07/01/10 - CCC ........................         50            44
   Rogers Wireless, Inc. - Sr. Sec. Notes (US)
   9.625% due 05/01/11 - BB ..........................         40            45
   Triton PCS, Inc. - Sr. Sub. Notes # (US)
   8.75% due 11/15/11 - CCC- .........................         35            25
                                                                     ----------
                                                                          1,197
                                                                     ----------
                          TOTAL PUBLICLY TRADED BONDS-
                                       (Cost $670,659)       33.9%      680,626

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 5.8%
   State Street Navigator Securities Lending
      Portfolio ......................................    117,669       117,669

SHORT-TERM INVESTMENTS - 8.2%

   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $163,899) ...............................    $163,899    $  163,899
                                                         --------    ----------
                                    TOTAL INVESTMENTS-
                                     (Cost $2,126,677)      113.7%    2,282,759
                  Payables, less cash and receivables-      (13.7)%    (275,242)
                                                         --------    ----------
                                           NET ASSETS-      100.0%   $2,007,517
                                                         ========    ==========

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principle or interest or has filed for bankruptcy.
#    At March 31, 2005 all or portion of this security was out on loan.
(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $54,304 or 2.7% of net assets of the Portfolio.
(b)  To Be Announced.
(c)  At March 31, 2005 this security was fair valued.
(d)  Less than 1%.

ADR - American Depository Receipts

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                                         % of
                                            Country       Market      Long-Term
                                         Abbreviation      Value     Investments
                                         ------------   ----------   -----------
                                                          (000s)

United States .......................         US        $2,000,915      100.0%
Supra National (d) ..................         XU               164        0.0%
Luxembourg (d) ......................         LU               113        0.0%
                                                        ----------      -----
                                                        $2,001,192      100.0%
                                                        ==========      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Managed Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $164                    2.84%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $115,724                  $117,669

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

 Purchases   Sales and Maturities
----------   --------------------
$1,002,838        $1,026,079

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral held for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$2,114,473     $247,840       $(28,236)       $219,603

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                        -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.5%
   Engineered Support Systems, Inc. # ......................    59,400   $ 3,179
   Precision Castparts Corp. ...............................    34,800     2,680
                                                                         -------
                                                                           5,859

Airlines - 0.5%
   Airtran Holdings, Inc. # * ..............................   120,000     1,086
Banks - 1.1%
   Sovereign Bancorp, Inc. .................................   118,600     2,628
Biotechnology - 6.4%
   Abgenix, Inc. # * .......................................    42,700       299
   Celgene Corp. # * .......................................   123,100     4,192
   Cephalon, Inc. # * ......................................    46,600     2,182
   Charles River Laboratories * ............................    81,100     3,815
   CV Therapeutics, Inc. # * ...............................    50,000     1,018
   Exelixis, Inc. * ........................................    86,000       583
   Human Genome Sciences, Inc. # * .........................    75,000       691
   Incyte Pharmacuticals, Inc. # * .........................    95,000       649
   Millennium Pharmaceuticals, Inc. * ......................   103,000       867
   Myriad Genetics, Inc. # * ...............................    38,000       699
                                                                         -------
                                                                          14,995

Commercial Services & Supplies - 6.8%
   Career Education Corp. * ................................   105,000     3,597
   DST Systems, Inc. * .....................................    42,000     1,939
   ITT Educational Services, Inc. * ........................    76,800     3,725
   Manpower, Inc. * ........................................    19,000       827
   Resources Connection, Inc. # * ..........................   113,800     2,382
   Waste Connections, Inc. # * .............................    95,250     3,310
                                                                         -------
                                                                          15,780

Communications Equipment - 4.0%
   Avaya, Inc. * ...........................................   218,400     2,551
   Brocade Communications Systems, Inc. # * ................   160,000       947
   Emulex Corp. * ..........................................    66,000     1,244
   Foundry Networks, Inc. * ................................    90,000       891
   Polycom, Inc. * .........................................   169,100     2,866
   Sonus Networks, Inc. # * ................................   190,000       806
                                                                         -------
                                                                           9,305

Computers & Peripherals - 1.1%
   SanDisk Corp. * .........................................    95,100     2,644
Construction & Engineering - 0.9%
   D.R. Horton, Inc. .......................................    72,400     2,117
Containers & Packaging - 0.5%
   Pactiv Corp. * ..........................................    50,300     1,175
Diversified Financials - 4.4%
   E*Trade Group, Inc. * ...................................   388,300     4,659
   Federated Investments, Inc. - Cl. B .....................    93,100     2,636
   Legg Mason, Inc. ........................................    38,150     2,981
                                                                         -------
                                                                          10,276

Electronic Equipment & Instruments - 3.7%
   Benchmark Electronics, Inc. # * .........................    87,249   $ 2,777
   OmniVision Technologies, Inc. # .........................    57,000       864
   Symbol Technologies, Inc. ...............................   110,800     1,605
   Tektronix, Inc. .........................................    77,900     1,911
   Waters Corp. * ..........................................    40,200     1,439
                                                                         -------
                                                                           8,596

Energy Equipment & Services - 1.4%
   Ensco International, Inc. ...............................    60,500     2,278
   Hanover Compressor Co. # * ..............................    80,000       966
                                                                         -------
                                                                           3,244

Food & Drug Retailing - 1.0%
   Rite Aid Corp. * ........................................   561,900     2,225
Health Care Equipment & Supplies - 6.1%
   Cooper Cos, Inc. ........................................    43,300     3,157
   Diagnostic Products Corp. ...............................    79,300     3,830
   Edwards Lifesciences Corp. # * ..........................    56,600     2,446
   Fisher Scientific International, Inc. * .................    85,600     4,872
                                                                         -------
                                                                          14,305

Health Care Providers & Services - 5.8%
   Coventry Health Care, Inc. * ............................    89,900     6,126
   Healthnet, Inc. * .......................................   106,800     3,493
   Triad Hospitals, Inc. * .................................    78,500     3,933
                                                                         -------
                                                                          13,552

Hotels Restaurants & Leisure - 2.8%
   CBRL Group, Inc. ........................................    83,300     3,440
   Harrah's Entertainment, Inc. # ..........................    47,900     3,094
                                                                         -------
                                                                           6,534

Household Durables - 3.9%
   Garmin, Ltd. # ..........................................    39,200     1,816
   Standard Pacific Corp. ..................................    56,600     4,086
   Yankee Candle, Inc. * ...................................   101,500     3,217
                                                                         -------
                                                                           9,119

Insurance - 3.1%
   Ambac Financial Group, Inc. .............................    37,400     2,796
   Arthur J. Gallagher & Co. ...............................   155,800     4,487
                                                                         -------
                                                                           7,283

Internet Software & Services - 2.6%
   Ask Jeeves, Inc. # * ....................................   111,700     3,137
   Cognizant Technology Solutions Corp. * ..................    50,800     2,347
   Infospace, Inc. .........................................    15,000       612
                                                                         -------
                                                                           6,096

IT Consulting & Services - 1.3%
   Affiliated Computer Services, Inc. - Cl. A * ............    12,700       676
   CACI International, Inc. - Cl. A ........................    43,500     2,403
                                                                         -------
                                                                           3,079

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                         Market
                     Name of Issuer                           Shares      Value
                     --------------                          --------   --------
                                                                         (000's)
COMMON STOCK - Continued

Machinery - 3.3%
   Graco, Inc. ...........................................     69,700   $  2,813
   Oshkosh Truck Corp. ...................................     34,200      2,804
   Parker-Hannifin Corp. .................................     36,100      2,199
                                                                        --------
                                                                           7,816

Metals & Mining - 0.6%
   Freeport-McMoran Copper & Gold, Inc. - Cl. B # ........     35,800      1,418
Multiline Retail - 1.0%
   Dollar Tree Stores, Inc. * ............................     79,600      2,287
Oil & Gas - 5.2%
   Chesapeake Energy Corp. ...............................    304,700      6,685
   Plains Exploration & Production Co. * .................     87,800      3,064
   XTO Energy, Inc. ......................................     70,933      2,330
                                                                        --------
                                                                          12,079

Pharmaceuticals - 1.2%
   Biovail Corp. * .......................................    179,000      2,699
Road & Rail - 1.3%
   Yellow Roadway Corp. # * ..............................     50,000      2,927
Semiconductor Equipment & Products - 7.2%
   Brooks Automation, Inc. * .............................     65,000        987
   Cabot Microelectronics Corp. # * ......................     53,500      1,679
   Integrated Device Technology, Inc. * ..................     90,000      1,083
   International Rectifier Corp. * .......................     49,000      2,230
   Lam Research Corp. * ..................................    107,900      3,114
   MPS Group, Inc. * .....................................     69,500        730
   QLogic Corp. * ........................................     26,700      1,081
   SIRF Technology Holdings, Inc. # * ....................     70,000        781
   Skyworks Solutions, Inc. # ............................    140,000        889
   Varian Semiconductor Equipment Associates,
      Inc. # * ...........................................    109,900      4,177
                                                                        --------
                                                                          16,751

Software - 0.9%
   Dendrite International, Inc. * ........................    110,100      1,546
   Tibco Software, Inc. * ................................     90,000        670
                                                                        --------
                                                                           2,216

Specialty Retail - 12.6%
   CDW Corp. .............................................     60,900      3,452
   Chicos Fas, Inc. * ....................................    111,300      3,145
   Christopher & Banks Corp. .............................     20,200        356
   Michaels Stores, Inc. .................................    144,600      5,249
   O'Reilly Automotive, Inc. # * .........................     78,100      3,868
   Pacific Sunwear of California, Inc. * .................    208,200      5,825
   Petco Animal Supplies, Inc. * .........................    136,200      5,014
   Urban Outfitters, Inc. * ..............................     50,500      2,423
                                                                        --------
                                                                          29,332

Textiles & Apparel - 4.0%
   Coach, Inc. * .........................................     39,500      2,237
   Columbia Sportswear Co. # * ...........................     83,600      4,450
   Liz Claiborne, Inc. ...................................     64,700   $  2,596
                                                                        --------
                                                                           9,283

Trading Companies & Distributors - 1.6%
   Fastenal Co. # ........................................     67,300      3,722
Wireless Telecommunications Services - 0.5%
   Nextel Partners, Inc. - Cl. A * .......................     55,000      1,208
                                                                        --------
                                      TOTAL COMMON STOCK-
                                          (Cost $206,393)        99.3%   231,636

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 18.6%
   State Street Navigator Securities Lending
      Portfolio .........................................   $43,491      43,491

SHORT-TERM INVESTMENTS - 0.6%

   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $1,479) .....................................     1,479       1,479
                                                            -------    --------
                                       TOTAL INVESTMENTS-     118.5%    276,606
                                          (Cost $251,363)
                     Payables, less cash and receivables-     (18.5)%   (43,272)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $233,334
                                                            =======    ========

*    Non-income producing security.
#    At March 31, 2005 all or portion of this security was out on loan.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Mid Cap Growth Fund, (formerly John Hancock Small/Mid Cap Growth), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $2,820                   2.87%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $42,218                  $43,491

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the year ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $51,932           $53,221

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $251,389       $34,995       $(3,331)         $31,664

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MID CAP VALUE B FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
                     --------------                            -------   -------
                                                                         (000's)

COMMON STOCK

Aerospace & Defense - 1.8%
   Raytheon Co. ............................................    44,700   $ 1,730
   Rockwell Collins, Inc. ..................................    29,700     1,413
                                                                         -------
                                                                           3,143

Airlines - 1.1%
   Southwest Airlines Co. ..................................   131,600     1,874

Auto Components - 0.2%
   TRW Automotive Holdings Corp. * .........................    15,400       299

Banks - 6.2%
   Citizens Banking Corp. # * ..............................     7,800       229
   Commerce Bancshares, Inc. # .............................    12,972       625
   First Horizon National Corp. # ..........................    26,000     1,061
   Huntington Bancshares, Inc. .............................    65,900     1,575
   Northern Trust Corp. ....................................    38,400     1,668
   PNC Bank Corp. ..........................................    33,900     1,745
   Regions Financial Corp. .................................    33,100     1,072
   Southwest Bancorporation of Texas, Inc. # * .............    32,800       602
   Synovus Financial Corp. .................................    78,100     2,176
                                                                         -------
                                                                          10,753

Biotechnology - 3.0%
   Chiron Corp. * ..........................................    58,400     2,048
   Human Genome Sciences, Inc. # * .........................    49,000       452
   MedImmune, Inc. * .......................................    99,000     2,357
   Vertex Pharmaceuticals, Inc. # * ........................    36,800       344
                                                                         -------
                                                                           5,201

Chemicals - 2.2%
   Great Lakes Chemical Corp. ..............................    38,100     1,224
   Mosaic Co. * ............................................    28,400       484
   NALCO Holding Co. * .....................................   116,400     2,192
                                                                         -------
                                                                           3,900

Commercial Services & Supplies - 5.6%
   Allied Waste Industries, Inc. * .........................   217,800     1,592
   Equifax, Inc. ...........................................    55,000     1,688
   Herman Miller, Inc. .....................................    26,200       789
   Manpower, Inc. * ........................................    43,000     1,872
   MoneyGram International, Inc. * .........................    72,900     1,377
   ServiceMaster Co. .......................................    31,500       425
   The Bisys Group, Inc. * .................................    91,900     1,441
   Weight Watchers International, Inc. # * .................    13,700       589
                                                                         -------
                                                                           9,773

Communications Equipment - 0.1%
   Tellabs, Inc. * .........................................    13,800       101

Diversified Financials - 3.2%
   Ameritrade Holding Corp. * ..............................    45,400       463
   Charles Schwab Corp. ....................................   170,400     1,791
   Federated Investments, Inc. - Cl. B .....................    35,100       994
   Janus Capgroup, Inc. ....................................   119,400     1,666
   LaBranche & Co., Inc. # * ...............................    61,700   $   574
                                                                         -------
                                                                           5,488

Diversified Telecommunication Services - 1.0%
   MCI, Inc. ...............................................    18,800       468
   Qwest Communications International, Inc. # * ............   152,220       563
   Telus Corp. .............................................    23,100       712
                                                                         -------
                                                                           1,743

Electric Utilities - 5.3%
   CMS Energy Corp. * ......................................   110,300     1,438
   El Paso Electric Co. * ..................................    16,000       304
   Firstenergy Corp. .......................................    19,900       835
   NRG Energy, Inc. # * ....................................    47,200     1,612
   Pinnacle West Capital Corp. .............................    43,500     1,849
   Teco Energy, Inc. # .....................................   180,300     2,827
   Xcel Energy, Inc. # .....................................    17,600       303
                                                                         -------
                                                                           9,168

Electric/Gas - 0.9%
   Duke Energy Co. .........................................    58,300     1,633

Electrical Equipment - 1.1%
   Molex, Inc. - Cl. A # ...................................    82,100     1,938

Electronic Equipment & Instruments - 1.9%
   AVX Corp. ...............................................   105,500     1,293
   Jabil Circuit, Inc. * ...................................    68,800     1,962
                                                                         -------
                                                                           3,255

Energy Equipment & Services - 5.1%
   Cooper Cameron Corp. * ..................................    24,200     1,384
   Diamond Offshore Drilling, Inc. * .......................    84,400     4,212
   Grant Prideco, Inc. * ...................................    95,200     2,300
   Hanover Compressor Co. # * ..............................    69,500       839
   Petroleum Geo Services ASA - ADR # * ....................     2,600       175
                                                                         -------
                                                                           8,910

Finance - 2.5%
   Dow Jones & Co., Inc. ...................................    49,900     1,865
   Marsh & McLennan Cos., Inc. .............................    80,700     2,455
                                                                         -------
                                                                           4,320

Food & Drug Retailing - 0.8%
   Outback Steakhouse, Inc. * ..............................    31,200     1,429

Food Products - 2.3%
   Campbell Soup Co. .......................................    87,000     2,525
   H.J. Heinz Co. ..........................................    41,800     1,540
                                                                         -------
                                                                           4,065

Health Care Providers & Services - 5.7%
   Amerisource Bergen Corp. ................................    31,300     1,793
   Community Health Systems, Inc. * ........................     8,000       279
   Health Management Assoc., Inc. - Cl. A ..................     5,200       136
   Healthsouth Corp. # * ...................................   369,300     1,976

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MID CAP VALUE B FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
                     --------------                            -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Providers & Services - Continued
   Lincare Holdings, Inc. * ................................    48,100   $ 2,128
   McKesson HBOC, Inc. .....................................    16,600       627
   Tenet Healthcare Corp. * ................................   257,100     2,964
                                                                         -------
                                                                           9,903

Household Durables - 1.0%
   Newell Rubbermaid, Inc. .................................    75,600     1,659

Insurance - 9.3%
   Aon Corp. ...............................................    73,000     1,667
   Axis Capital Holdings, Ltd. .............................    60,900     1,647
   Genworth Financial, Inc. - Cl. A ........................    62,400     1,717
   Jefferson-Pilot Corp. ...................................    30,400     1,491
   Ohio Casualty Corp. * ...................................    40,900       940
   Protective Life Corp. ...................................    14,900       586
   Radian Group, Inc. ......................................    21,900     1,045
   Safeco Corp. # ..........................................    21,100     1,028
   St. Paul Cos., Inc. .....................................    84,417     3,101
   UnumProvident Corp. # ...................................    90,600     1,542
   XL Capital, Ltd. - Cl. A ................................    18,500     1,339
                                                                         -------
                                                                          16,103

Internet Software & Services - 1.2%
   IAC / InterActive Corp. * ...............................    86,600     1,928
   McAfee, Inc. * ..........................................     3,500        79
                                                                         -------
                                                                           2,007

IT Consulting & Services - 1.3%
   BearingPoint, Inc. # * ..................................   247,300     2,169

Leisure Equipment & Products - 1.6%
   Mattel, Inc. ............................................   133,500     2,850

Media - 9.1%
   Cablevision Systems Corp. - Cl. A # * ...................    52,500     1,473
   Cox Radio, Inc.  - Cl. A * ..............................    30,000       504
   Entercom Communications Corp. * .........................    58,400     2,074
   Hearst-Argyle Television, Inc. * ........................    13,700       349
   Meredith Corp. ..........................................    25,800     1,206
   New York Times Co. - Cl. A ..............................    56,600     2,071
   Pearson plc - ADR # .....................................   130,200     1,596
   Reuters Group plc - ADR # ...............................    24,200     1,116
   Scholastic Corp. # * ....................................    38,800     1,431
   Tribune Co. .............................................    43,300     1,726
   Univision Communications, Inc. - Cl. A * ................    55,200     1,529
   Washington Post Co. - Cl. B .............................       848       758
                                                                         -------
                                                                          15,833

Metals & Mining - 0.6%
   Meridian Gold, Inc. # * .................................    62,300     1,049

Multi-Utilities - 2.1%
   Dynegy, Inc. - Cl. A # * ................................   171,300       670
   NiSource, Inc. ..........................................   130,300     2,969
                                                                         -------
                                                                           3,639

Multiline Retail - 2.3%
   Big Lots, Inc. * ........................................    15,300   $   184
   Dillard's, Inc. - Cl. A # ...............................    28,300       761
   Family Dollar Stores, Inc. ..............................    54,000     1,640
   Kohl's Corp. * ..........................................    19,900     1,027
   Saks, Inc. * ............................................    24,000       433
                                                                         -------
                                                                           4,045

Oil & Gas - 0.6%
   Murphy Oil Corp. ........................................    11,100     1,096

Paper & Forest Products - 3.6%
   Abitibi-Consolidated, Inc. # ............................   165,700       767
   Bowater, Inc. ...........................................    43,900     1,653
   Domtar, Inc. # ..........................................   248,200     2,100
   MeadWestvaco Corp. ......................................    41,700     1,327
   Potlatch Corp. # ........................................     7,900       372
                                                                         -------
                                                                           6,219

Pharmaceuticals - 0.2%
   Valeant Pharmaceuticals International ...................    17,400       392

Real Estate Investment Trust - 0.8%
   Apartment Investment & Management Co. ...................    26,000       967
   Equity Office Properties Trust ..........................    16,300       491
                                                                         -------
                                                                           1,458

Road & Rail - 2.7%
   CSX Corp. ...............................................    43,000     1,791
   Laidlaw International, Inc. # * .........................    58,900     1,225
   Union Pacific Corp. .....................................    23,000     1,603
                                                                         -------
                                                                           4,619

Semiconductor Equipment & Products - 1.5%
   KLA-Tencor Corp. * ......................................     8,800       405
   Novellus Systems, Inc. ..................................    82,800     2,213
                                                                         -------
                                                                           2,618

Software - 3.5%
   BMC Software, Inc. * ....................................   122,100     1,831
   Intuit, Inc. * ..........................................    50,700     2,219
   Novell, Inc. # * ........................................    97,300       580
   Synopsys, Inc. * ........................................    80,700     1,461
                                                                         -------
                                                                           6,091

Specialty Retail - 2.3%
   AnnTaylor Stores Corp. * ................................    58,900     1,507
   Gap, Inc. ...............................................    97,400     2,127
   RadioShack Corp. ........................................    17,100       419
                                                                         -------
                                                                           4,053

Textiles & Apparel - 0.0%
   Unifi, Inc. # * .........................................    14,800        50

Wireless Telecommunications Services - 1.5%
   Crown Castle International Corp. * ......................     5,800        93

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MID CAP VALUE B FUND

                                                                        Market
                     Name of Issuer                          Shares      Value
                     --------------                         -------    --------
                                                                        (000's)
COMMON STOCK - Continued

Wireless Telecommunications Services - Continued
   Nextel Partners, Inc. - Cl. A * ......................   41,500     $    911
   Telephone and Data Systems, Inc. .....................   15,900        1,297
   United States Cellular Corp. # * .....................    5,600          256
                                                                       --------
                                                                          2,557
                                                                       --------
                                      TOTAL COMMON STOCK-
                                          (Cost $152,745)     95.2%     165,403

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
PUBLICLY-TRADED BONDS

Electric Utilities - 0.0%
   Xcel Energy, Inc. - Sr. Notes 144A (a) ...............   $7,000           11
                                                                       --------
                             TOTAL PUBLICLY-TRADED BONDS-
                                               (Cost $10)      0.0%          11

                                                             Shares
                                                            -------
PREFERRED STOCK

Commercial Services & Supplies - 0.3%
   Allied Waste Industries, Inc. ........................    1,800          428

Oil & Gas - 0.1%
   NRG Energy, Inc. - 144A (a) (b) ......................      200          207
                                                                       --------
                                   TOTAL PREFERRED STOCK-
                                              (Cost $654)      0.4%         635

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 17.4%
   State Street Navigator Securities Lending Portfolio ..   $30,136      30,136

SHORT-TERM INVESTMENTS - 5.0%
   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $8,684) .....................................     8,684       8,684
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $192,229)     118.0%    204,869

                      Payables, less cash and receivables-    (18.0)%   (31,220)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $173,649
                                                            =======    ========

*    Non-income producing security.
#    At  March  31,  2005  all or  portion  of this  security  was out on  loan.
(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $218 or 0.1% of net assets of the Portfolio.
(b)  At March 31, 2005 this security was fair valued.

ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Mid Cap Value B (formerly John Hancock Small/Mid Cap CORE), (the "Fund" or "VST Mid Cap Value B") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                        Market Value
--------------                                        ------------
Abbey National NA LLC, 2.78%, due 04/07/05              $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05        29,993
American General Finance Corp., 2.77%, due 04/06/05       25,790
Barton Capital Corp., 2.77%, due 04/04/05                 29,993
CRC Funding LLC, 2.83%, due 04/01/05                      15,000
Citibank Capital Markets, 2.76%, due 04/05/05             29,991
Clipper Receivables Corp., 2.84%, due 04/01/05            30,000
Govco, Inc., 2.83%, due 04/01/05                           4,700
Mortgage International Network, 2.77%, due 04/05/05       29,991
National Australia Bank, 2.85%, due 04/01/05              30,000
Societe Generale North, 2.78%, due 04/04/05               29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05             30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                 11,996
                                                        --------
   Joint Trading Account Totals                         $327,433
                                                        ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended March 31, 2005, the Fund had no bank borrowings.

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $29,602                  $30,136

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the year ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $21,895           $23,140

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $183,656       $20,588       $(1,381)         $19,207

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
                       --------------                         -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS

Banks - 1.0%
   Chase Manhattan Bank USA
   1.05% due 05/11/05 - NA ................................   $ 4,475   $  4,475

Finance - 1.5%
   General Electric Capital Corp. - Disc. Notes
   1.14% due 03/10/17 - AAA ...............................     7,000      7,000

Insurance - 0.6%
   Monumental Life Insurance - Notes
   1.21% due 11/01/03 - NA ................................     3,000      3,000

Other Asset Backed - 0.7%
   GE Commercial Equipment Financing LLC - Notes 2004 A
      Cl. A1 144A (a)
   2.59% due 12/22/05 - NA ................................     1,245      1,245
   GE Commercial Equipment Financing LLC - Ser. 2004-1
      Cl. A1
   2.051% due 11/20/05 - A-1+ .............................     2,086      2,086
                                                                        --------
                                                                           3,331

U.S. Government Agencies- 16.9% Federal Home Loan Bank
   - Bonds
   1.66% due 05/16/05 - AAA ...............................     2,800      2,800
   Federal Home Loan Bank - Disc. Notes
   2.53% due 04/19/05 - AAA ...............................     5,764      5,757
   Federal Home Loan Bank - Notes
   1.625% due 04/15/05 - AAA ..............................     5,000      5,001
   Federal Home Loan Mortgage Corp. - Disc. Notes
   2.51% due 04/12/05 - AAA ...............................    11,180     11,171
   2.6% due 05/03/05 - AAA ................................    13,119     13,089
   2.66% due 05/02/05 - AAA ...............................     2,675      2,669
   2.67% due 05/10/05 - AAA ...............................    10,000      9,971
   Federal National Mortgage Assoc. - Disc. Notes
   2.583% due 04/27/05 - AAA ..............................     7,530      7,516
   Federal National Mortgage Assoc. - Notes
   1.61% due 05/13/05 - AAA ...............................     1,300      1,300
   1.75% due 05/23/05 - AAA ...............................     9,000      9,000
   7.0% due 07/15/05 - AAA ................................    10,000     10,119
                                                                        --------
                                                                          78,393

Whole Loan CMOs - 4.4%
   AIRE Valley Mortgages - Notes Ser. 1 Cl. A 144A (a)
   1.91% due 09/20/05 - NA ................................     4,700      4,700
   Holmes Financing plc - Notes Ser. 1 Cl. A
   1.045% due 04/15/05 - A-1+ .............................     5,500      5,500
   Lothian Mortgages plc - Notes Ser. 4A Cl. A1 144A (a)
   2.588% due 01/24/06 - NA ...............................     3,500      3,500
   Permanent Financing plc - Notes Ser. 1 Cl. A
   2.73% due 03/09/06 - NA ................................     2,195      2,194
   Permanent Financing plc - Notes Ser.1 Cl. A
   1.34% due 06/10/05 - NA ................................   $ 4,300   $  4,300
                                                                        --------
                                                                          20,194
                                                                        --------
               TOTAL PUBLICLY-TRADED BONDS- (Cost $116,393)      25.1%   116,393

COMMERCIAL PAPER

Banks - 20.4%
   ANZ Delaware, Inc.
   2.75% due 05/18/05 .....................................     5,074      5,056
   BankAmerica Corp.
   2.61% due 04/20/05 .....................................    10,066     10,052
   Calyon North America
   2.52% due 04/04/05 .....................................     9,000      8,998
   Credit Suisse First Boston
   2.45% due 12/08/05 .....................................     3,500      3,501
   Danske Corp. - Ser. A
   2.78% due 05/06/05 .....................................     7,800      7,779
   Depfa Bank Europe
   2.555% due 04/11/05 ....................................     6,747      6,742
   Eureka Securitization, Inc.
   2.59% due 04/13/05 .....................................     9,500      9,492
   Fortis Bank
   2.53% due 04/12/05 .....................................    10,000     10,000
   Northern Rock plc
   2.65% due 04/29/05 .....................................    10,000      9,979
   U.S. Bancorp
   3.17% due 09/16/05 .....................................     5,000      5,004
   Westdeutsche Landesbank
   3.0% due 06/27/05 ......................................    10,000     10,000
   Wilmington Trust Co.
   2.69% due 06/01/05 .....................................     8,000      8,000
                                                                        --------
                                                                          94,603

Beverages - 4.1%
   Coca Cola Enterprises, Inc.
   2.75% due 04/18/05 .....................................     9,000      8,988
   Fortune Brands, Inc.
   2.87% due 05/25/05 .....................................    10,128     10,084
                                                                        --------
                                                                          19,072

Commercial Services & Supplies - 2.1%
   Yale University
   2.68% due 05/05/05 .....................................     9,990      9,965

Diversified Financials - 2.6%
   Morgan Stanley Dean Witter Co.
   2.69% due 04/07/05 .....................................     6,000      5,997
   2.79% due 04/20/05 .....................................     6,000      5,991
                                                                        --------
                                                                          11,988

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
                       --------------                         -------   --------
                                                              (000's)    (000's)

COMMERCIAL PAPER - Continued

Finance - 34.8%
   Apreco, Inc.
   2.94% due 06/15/05 .....................................   $ 9,000   $  8,945
   CBA Delaware Finance, Inc.
   2.5% due 04/07/05 ......................................     8,000      7,997
   Chariot Funding LLC
   2.75% due 04/08/05 .....................................     9,000      8,995
   Cieso LP
   2.61% due 04/08/05 .....................................     9,472      9,467
   Delaware Funding Corp.
   2.78% due 04/18/05 .....................................     9,200      9,188
   Edison Asset Secured
   2.8% due 05/13/05 ......................................     8,000      7,974
   Falcon Asset Securitization
   2.63% due 04/11/05 .....................................     7,647      7,641
   Galaxy Funding Inc.
   2.6% due 04/18/05 ......................................     9,000      8,989
   Greyhawk Funding, Inc.
   2.62% due 04/21/05 .....................................     9,500      9,486
   International Lease Finance Corp.
   2.85% due 05/16/05 .....................................     7,465      7,438
   Jupiter Section
   2.67% due 04/08/05 .....................................     5,988      5,985
   Mass Mutual Funding
   2.76% due 04/26/05 .....................................     8,965      8,948
   Nestle Capital Corp.
   2.67% due 05/05/05 .....................................     9,213      9,190
   Park Avenue Reconstruction Corp.
   2.78% due 04/18/05 .....................................     8,015      8,004
   Societe Generale
   2.52% due 04/05/05 .....................................     6,000      5,998
   Societe Generale North America
   2.75% due 04/01/05 .....................................     6,005      6,005
   Total Fina ELF Capital
   2.68% due 04/11/05 .....................................     1,936      1,935
   UBS Finance Delaware LLC
   2.83% due 04/01/05 .....................................     1,151      1,151
   2.9% due 06/01/05 ......................................    10,020      9,971
   Windmill Funding Corp.
   2.69% due 05/11/05 .....................................     9,000      8,973
   Yorktown Capital LLC
   2.55% due 04/05/05 .....................................     9,208      9,205
                                                                        --------
                                                                         161,485

Insurance - 3.2%
   Metlife, Inc.
   2.823% due 08/01/05 ....................................    15,000     15,000

Media - 2.1%
   New York Times
   2.95% due 06/08/05 .....................................    10,000      9,944

Personal Products - 2.2%
   Proctor & Gamble
   2.62% due 04/27/05 .....................................    10,000      9,981

Pharmaceuticals - 1.4%
   Pfizer, Inc.
   2.74% due 04/20/05 .....................................   $ 6,450   $  6,441

U.S. Government Agencies - 2.0%
   Federal National Mortgage Assoc. - Disc. Notes
   2.565% due 04/20/05 ....................................     9,408      9,395
                                                                        --------
                     TOTAL COMMERCIAL PAPER-(Cost $374,874)      74.9%   347,874
                                                              -------   --------
                          TOTAL INVESTMENTS-(Cost $464,267)     100.0%   464,267
                       Cash and Receivables, less payables-       0.0%        66
                                                              -------   --------
                                                NET ASSETS-     100.0%  $464,333
                                                              =======   ========

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $9,445 or 2.0% of net assets of the Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

     John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $29,986
American Express Credit Corp., 2.75%, due 04/04/05                     29,993
American General Finance Corp., 2.77%, due 04/06/05                    25,790
Barton Capital Corp., 2.77%, due 04/04/05                              29,993
CRC Funding LLC, 2.83%, due 04/01/05                                   15,000

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Name of Issuer                                                      Market Value
--------------                                                      ------------
Citibank Capital Markets, 2.76%, due 04/05/05                         $ 29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

NOTE C--INVESTMENT TRANSACTIONS

     The identified cost of investment of the Fund at December 31, 2004, was $471,995, which is the same as its tax cost.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

                                                                          Market
                          Name of Issuer                        Shares    Value
                          --------------                       -------   -------
                                                                         (000's)
COMMON STOCK

Australia - 3.3%
   Amcor, Ltd. (BE) ........................................   104,100   $   576
   Australia & New Zealand Banking Group, Ltd. (JP) ........    26,935       429
   Brambles Industries, Ltd. # (BO) ........................    87,746       539
   Broken Hill Proprietary Co., Ltd. (BF) ..................    31,667       437
   Insurance Australia Group (JR) ..........................   152,100       745
   News Corp. - Cl. A # (JA) ...............................    35,498       605
   Promina Group (JR) ......................................   186,600       713
   QBE Insurance Group, Ltd. (JR) ..........................    82,032       944
   Rinker Group (BD) .......................................   104,274       870
   Wesfarmers (BL) .........................................    18,300       562
   Woolworth's, Ltd. # (JF) ................................    75,900       942
                                                                         -------
                                                                           7,362

Austria - 0.4%
   Telecom Austria (J1) ....................................    19,540       383
   Wienerberger Baustoffindustrie AG (BI) ..................    10,000       455
                                                                         -------
                                                                             838

Belgium - 0.2%
   UCB SA # * (JO) .........................................    10,900       528

Canada - 2.6%
   Abitibi Consolidated, Inc. # * (BG) .....................    58,400       270
   Alcan Aluminum, Ltd. # * (BF) ...........................    43,702     1,662
   Cameco Corp. # * (BF) ...................................    11,400       505
   Falconbridge, Ltd. * (BF) ...............................     1,000        36
   Great West Lifeco, Inc. # * (JR) ........................    16,400       360
   Inco, Ltd. * (BF) .......................................     3,700       147
   Noranda, Inc. * (BF) ....................................     7,800       157
   Potash Corp. of Saskatchewan, Inc. * (BC) ...............    18,700     1,640
   Telus Corp. * (J1) ......................................    19,000       611
   Telus Corp. * (J1) ......................................    17,600       542
                                                                         -------
                                                                           5,930

Denmark - 0.9%
   Novo Nordisk AS # (JO) ..................................    17,680       985
   Tele Danmark AS (J1) ....................................    24,600     1,037
                                                                         -------
                                                                           2,022

Finland - 0.4%
   Nokia Oyj (JW) ..........................................    29,704       461
   Stora Enso Oyj # (BG) ...................................    29,800       418
                                                                         -------
                                                                             879

France - 11.6%
   Accor SA # (BZ) .........................................    25,600     1,254
   Air Liquide # (BC) ......................................     8,250     1,518
   AXA (JR) ................................................     6,800       181
   BNP Paribas # (JP) ......................................    63,502     4,500
   Bouygues SA # (J2) ......................................    65,000     2,578
   Essilor International # (JL) ............................     7,000       506
   Euronext NV # (JQ) ......................................    14,300       509
   Groupe Danone # (JH) ....................................    19,500   $ 1,941
   L'Oreal SA # (JK) .......................................    13,664     1,094
   Lafarge SA (BD) .........................................     5,700       552
   Michelin # (BU) .........................................     8,400       552
   Renault # (BV) ..........................................     6,000       536
   Sanofi-Synthelabo SA # (JO) .............................    78,842     6,651
   Schneider SA # (BK) .....................................    24,865     1,949
   Societe Generale - Cl. A # (JP) .........................     9,222       959
   STMicroelectronics # (J0) ...............................    30,656       510
   Vivendi Universal SA # * (JA) ...........................    15,013       460
                                                                         -------
                                                                          26,250

Germany - 6.2%
   Allianz AG # (JR) .......................................    14,328     1,820
   Bayer AG * (BC) .........................................     7,600       251
   Bayerische Motoren Werke AG # (BV) ......................    10,800       491
   Bayerische Vereinsbank AG * (JP) ........................    49,098     1,201
   DaimlerChrysler AG # (BV) ...............................    30,800     1,379
   Deutsche Bank AG # (JP) .................................    11,981     1,034
   Deutsche Boerse AG (JQ) .................................    17,970     1,352
   E.On AG # (J3) ..........................................    20,245     1,738
   Infineon Technologies AG # * (J0) .......................    63,000       604
   Lanxess AG # * (BC) .....................................       670        14
   Muenchener Rueckversicherungs- Gesellschaft AG (JR) .....     2,600       313
   Sanofi Synthelabo (JO) ..................................       833        70
   SAP AG (JV) .............................................     6,480     1,045
   Siemens AG (BK) .........................................    19,852     1,572
   Volkswagen AG # (BV) ....................................    22,600     1,076
                                                                         -------
                                                                          13,960

Hong Kong - 1.8%
   Bank of East Asia, Ltd. (JP) ............................   153,800       443
   Esprit Holdings, Ltd. (JE) ..............................   115,900       791
   Hang Lung Group, Ltd. (JS) ..............................   182,000       318
   Hang Seng Bank, Ltd. (JP) ...............................    43,600       576
   Li & Fung, Ltd. (JB) ....................................   798,000     1,458
   Swire Pacific, Ltd. - Cl. A (JQ) ........................    47,500       376
                                                                         -------
                                                                           3,962

India - 0.0%
   Indialnfo, Ltd. * (JT) (a) ..............................    10,639         0

Italy - 0.7%
   ENI (BB) ................................................    44,472     1,155
   UniCredito Italiano SpA (JP) ............................    77,603       456
                                                                         -------
                                                                           1,611

Japan - 23.1%
   Advantest # (J0) ........................................    12,400       951
   Aeon Co., Ltd. (JD) .....................................   107,200     1,811
   Bridgestone Corp. (BU) ..................................    16,000       294
   Canon, Inc. (JZ) ........................................    17,100       917
   Chubu Electric Power # (J3) .............................    18,800       451

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

                                                                          Market
                          Name of Issuer                       Shares     Value
                          --------------                     ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   Daito Trust Construction Co., Ltd. # (BW) .............      11,100   $   466
   Daiwa House Industry Co., Ltd. (BW) ...................      47,000       540
   East Japan Railway Co. (BS) ...........................         100       537
   Fanuc, Ltd. (BK) ......................................      21,600     1,352
   Furukawa Electric Co. # * (BK) ........................     128,000       586
   Hirose Electric Co., Ltd. (JY) ........................       3,700       378
   Hoya Corp. # (JY) .....................................       4,300       473
   Japan Airlines * (BQ) .................................     117,000       342
   Kansai Electric Power Co., Inc. (J3) ..................      60,400     1,211
   Konica Corp. # (BX) ...................................      18,000       182
   Millea Holdings, Inc. (JR) ............................         149     2,168
   Mitsubishi Corp. # (BN) ...............................     109,900     1,424
   Mitsubishi Estate Co., Ltd. # (JS) ....................     228,000     2,649
   Mitsubishi Tokyo Finance (JP) .........................         191     1,657
   Mitsui & Co., Ltd. # (BN) .............................      53,000       489
   Mitsui Fudosan Co., Ltd. # (JS) .......................      37,000       434
   Mitsui Sumitomo Insurance Co., Ltd. # (JR) ............      52,100       478
   Mizuho Financial GB (JP) ..............................         141       667
   Murata Manufacturing Co., Ltd. (J0) ...................       6,600       354
   Nidec Corp. # (JY) ....................................       6,900       859
   Nikon Corp. # (J0) ....................................      34,000       391
   Nintendo Corp., Ltd. # (BW) ...........................       6,300       687
   Nippon Electric (JY) ..................................      21,000       303
   Nippon Telegraph & Telephone Corp. (J1) ...............         282     1,233
   Nissan Motor Acceptance Corp. # (BV) ..................     241,400     2,474
   Nitto Denko Corp. (BK) ................................       8,600       451
   Omron Corp. # (JY) ....................................      22,000       480
   Orix Corp. (JQ) .......................................      12,000     1,530
   Ricoh Co., Ltd. (JZ) ..................................      41,000       704
   Rohm Co., Ltd. (JY) ...................................       6,100       589
   Sankyo Co., Ltd. # * (JO) .............................      63,100     1,330
   Sekisui House, Ltd. (BW) ..............................      98,000     1,047
   Shimamura Co., Ltd. # (JE) ............................       1,400       107
   SMC Corp. # (BM) ......................................      10,300     1,165
   Softbank Corp. # (JT) .................................      12,000       495
   Sumitomo Chemical Co. # (BC) ..........................     134,000       662
   Sumitomo Corp. (BN) ...................................      42,000       360
   Sumitomo Mitsui GR # (JP) .............................         432     2,925
   Suzuki Motor Corp. (BV) ...............................      66,200     1,184
   T&D Holdings, Inc. * (JR) .............................      10,000       508
   Takeda Pharmaceuticals Co. # * (JO) ...................      25,200     1,201
   TDK Corp. # (JY) ......................................       5,900       404
   Tokyo Electron, Ltd. (J0) .............................      21,300     1,214
   Tokyo Gas Co. # (J4) ..................................     200,000       806
   Toyota Motor Corp. (BV) ...............................      30,800     1,146
   UFJ Holdings, Inc. * (JP) .............................         555     2,919
   Uni-Charm Corp. (JJ) ..................................       3,000       135
   Yahoo Japan Corp. * (JT) ..............................          92       215
   Yahoo Japan Corp. (JT) ................................          63       148
   Yamada Denki Co. # (JE) ...............................      14,700       770
   Yamanouchi Pharmaceutical Co., Ltd. # (JO) ............      18,000   $   609
   Yamato Transport Co., Ltd. (BP) .......................      96,000     1,373
   Yasuda F & M Insurance (JR) ...........................      83,000       866
                                                                         -------
                                                                          52,101
Luxembourg - 0.2%
   Society Europeenne des Satellites (JA) ................      40,900       524

Netherlands - 6.5%
   ABN Amro Holding NV (JP) ..............................      90,148     2,237
   Elsevier NV (JA) ......................................      16,900       255
   Heineken Holdings (JG) ................................       4,325       134
   Heineken NV # (JG) ....................................      82,900     2,873
   ING Groep NV (JQ) .....................................      53,772     1,625
   Koninklijke KPN NV (J1) ...............................     411,800     3,685
   Royal Dutch Petroleum Co. (BB) ........................      51,220     3,063
   VNU NV # (JA) .........................................      27,753       810
                                                                         -------
                                                                          14,682

Norway - 1.0%
   Den Norske Bank (JP) ..................................      77,200       788
   Norsk Hydro ASA (BB) ..................................       5,625       464
   Norske Skogindustrier ASA - Cl. A # (BG) ..............      22,500       448
   Statoil ASA (BB) ......................................      27,100       461
                                                                         -------
                                                                           2,161

Portugal - 0.1%
   Portugal Telecom SA (J1) ..............................      28,500       334

Singapore - 1.2%
   Singapore Telecom (J1) ................................   1,089,790     1,703
   United Overseas Bank, Ltd. # (JP) .....................      63,072       550
   Venture Manufacturing, Ltd. (JY) ......................      44,000       354
                                                                         -------
                                                                           2,607

South Africa - 0.3%
   Anglo American plc (BF) ...............................      12,300       291
   Sasol, Ltd. (BB) ......................................      13,700       320
                                                                         -------
                                                                             611

South Korea - 1.3%
   Samsung Electronics (J0) ..............................       5,730     2,832

Spain - 5.0%
   Altadis SA -Ser. A (JI) ...............................       5,400       221
   Banco Bilbao Vizcaya SA # (JP) ........................     169,000     2,752
   Banco Santander Central Hispano SA # (JP) .............     127,100     1,548
   Iberdrola SA # (J3) ...................................      25,500       667
   Inditex (JE) ..........................................      27,100       811
   Repsol SA # (BB) ......................................      86,400     2,288
   Telefonica SA (J1) ....................................     165,262     2,880
                                                                         -------
                                                                          11,167

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

                                                                          Market
                          Name of Issuer                      Shares      Value
                          --------------                    ---------   --------
                                                                         (000's)
COMMON STOCK - Continued

Sweden - 1.1%
   AstraZeneca Group plc (JO) ...........................      18,400   $    728
   Atlas Copco AB - Ser. A (BM) .........................       9,500        455
   Svenska Cellulosa AB - Cl. B # (BG) ..................       9,700        366
   Telefonaktiebolaget LM Ericsson AB * (JW) ............     351,000        988
                                                                        --------
                                                                           2,537

Switzerland - 9.5%
   Adecco SA # (BO) .....................................      10,282        565
   Credit Suisse Group # (JP) ...........................      41,546      1,785
   Givaudan (BC) ........................................         230        148
   Holcim (BD) ..........................................      45,094      2,774
   Nestle SA # (JH) .....................................      12,754      3,491
   Novartis AG # * (JO) .................................     102,928      4,804
   Richemont (JE) .......................................      66,384      2,085
   Roche Holdings AG # (JO) .............................       5,933        636
   Serono SA # (JN) .....................................         861        625
   Swiss Reinsurance Co. (JR) ...........................      22,414      1,606
   Swisscom AG # (J1) ...................................       3,903      1,432
   Syngenta AG (BC) .....................................       3,843        402
   Synthes, Inc. (JL) ...................................       4,891        544
   UBS AG # (JP) ........................................       6,764        571
                                                                        --------
                                                                          21,468

United Kingdom - 17.2%
   Anglo American plc (BF) ..............................      12,900        306
   ARM Holdings plc (J0) ................................     239,600        476
   AstraZeneca Group plc (JO) ...........................      53,658      2,114
   Bradford & Bingley (JP) ..............................      76,000        441
   Centrica (J4) ........................................     198,810        866
   CRH (BD) .............................................      38,200      1,004
   Diageo plc (JG) ......................................      83,037      1,170
   Hanson Building Materials (BD) .......................      38,500        364
   HBOS (JP) ............................................     164,500      2,563
   HSBC Holdings plc (JP) ...............................      78,700      1,244
   Johnston Press (JA) ..................................      30,600        315
   Lloyds TSB Group plc (JP) ............................      92,400        834
   National Grid Group (J3) .............................      49,300        456
   Next Group (JD) ......................................       6,500        195
   Pearson plc (JA) .....................................     128,600      1,567
   Reckitt Benckiser (JJ) ...............................      19,400        616
   Reed International plc (JA) ..........................     183,661      1,903
   Royal Bank of Scotland Group (JP) ....................     116,102      3,692
   Shell Transport & Trading Co. plc (BB) ...............     400,111      3,589
   Smiths Group (BL) ....................................       5,200         84
   Standard Chartered plc (JP) ..........................      69,900      1,257
   Tesco plc (JF) .......................................      71,600        428
   Unilever plc (JH) ....................................     260,248      2,571
   Vodafone AirTouch plc (J2) ...........................   3,342,582      8,869
   Wolseley (BN) ........................................      34,600        724
   Xstrata (BF) .........................................      60,300      1,150
                                                                        --------
                                                                          38,798

United States - 3.8%
   America Movil SA de CV - ADR Ser. L * (J2) ...........      43,600   $  2,250
   AstraZeneca Group plc - ADR * (JO) ...................       5,000        198
   Hon Hai Precision Industry Co., Ltd. - GDR * (JY) ....      62,048        547
   Inco, Ltd. # * (BF) ..................................      38,700      1,540
   lm Ericcson Telephone Co. - Cl. B ADR # * (JW) .......      23,600        666
   Samsung Electronics * (J0) ...........................       2,250        557
   Taiwan Semiconductor Manufacturing Co., Ltd. -
      ADR * (J0) ........................................     148,133      1,256
   Telefonica SA * (J1) .................................       6,725        349
   The Thomson Corp. * (JA) .............................      29,400        981
   Vodafone Group plc * (J2) ............................       4,600        122
   Yukos Corp. - ADR # * (BL) ...........................      10,283         23
                                                                        --------
                                                                           8,489
                                                                        --------
                                      TOTAL COMMON STOCK-
                                          (Cost $195,383)        98.4%   221,653

                                                            Par
                                                           Value
                                                        -----------
                                                          (000's)
PUBLICLY-TRADED BONDS

Supra National - 0.6%
   SMFG Finance - Bonds (FB)
      2.25% due 07/11/05 ............JPY                $66,000,000       1,421
Switzerland - 0.3%
   Credit Suisse - Bonds (JP)
      6.0% due 12/23/05 ............CHF                     507,000         605
                                                                       --------
                                TOTAL PUBLICLY-TRADED
                                  BONDS-(Cost $1,948)           0.9%      2,026

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 26.5%

   State Street Navigator Securities
      Lending Portfolio .............................        59,692      59,692

SHORT-TERM INVESTMENTS - 0.9%
   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $2,041) .................................         2,041       2,041
                                                        -----------    --------
                                   TOTAL INVESTMENTS-
                                      (Cost $259,064)         126.7%    285,412
                 Payables, less cash and receivables-         (26.7)%   (60,210)
                                                        -----------    --------
                                          NET ASSETS-         100.0%   $225,202
                                                        ===========    ========

* Non-income producing security.
(a) At March 31, 2005 this security was fair valued.
# At March 31, 2005 all or portion of this security was out on loan.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

ADR-American Depository Receipt
GDR-Global Depository Receipt
See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                        % of
                                             Industry      Market     Long-Term
Industry                                   Abbreviation     Value    Investments
--------                                   ------------   --------   -----------
                                                           (000s)
Banks ..................................         JP       $ 38,633       17.3%
Pharmaceuticals ........................         JO         19,853        8.9%
Diversified Telecommunication
   Services ............................         J1         14,189        6.3%
Wireless Telecommunications Services ...         J2         13,819        6.2%
Oil & Gas ..............................         BB         11,340        5.1%
Insurance ..............................         JR         10,702        4.8%
Semiconductor Equipment & Products .....         J0          9,146        4.1%
Automobiles ............................         BV          8,287        3.7%
Food Products ..........................         JH          8,002        3.6%
Media ..................................         JA          7,418        3.3%
Metals & Mining ........................         BF          6,231        2.8%
Electrical Equipment ...................         BK          5,909        2.6%
Construction Materials .................         BD          5,565        2.5%
Diversified Financials .................         JQ          5,391        2.4%
Chemicals ..............................         BC          4,635        2.1%
Specialty Retail .......................         JE          4,565        2.0%
Electric Utilities .....................         J3          4,524        2.0%
Electronic Equipment & Instruments .....         JY          4,387        2.0%
Beverages ..............................         JG          4,177        1.9%
Real Estate ............................         JS          3,403        1.5%
Trading Companies & Distributors .......         BN          2,997        1.3%
Household Durables .....................         BW          2,740        1.2%
Communications Equipment ...............         JW          2,115        0.9%
Multiline Retail .......................         JD          2,006        0.9%
Gas Utilities ..........................         J4          1,672        0.7%
Office Electronics .....................         JZ          1,621        0.7%
Machinery ..............................         BM          1,620        0.7%
Paper & Forest Products ................         BG          1,503        0.7%
Distributors ...........................         JB          1,458        0.6%
Finance ................................         FB          1,420        0.6%
Air Freight & Couriers .................         BP          1,373        0.6%
Food & Drug Retailing ..................         JF          1,369        0.6%
Hotels Restaurants & Leisure ...........         BZ          1,254        0.6%
Commercial Services & Supplies .........         BO          1,104        0.5%
Personal Products ......................         JK          1,094        0.5%
Health Care Equipment & Supplies .......         JL          1,050        0.5%
Software ...............................         JV          1,045        0.5%
Internet Software & Services ...........         JT            858        0.4%
Auto Components ........................         BU            846        0.4%
Household Products .....................         JJ            751        0.3%
Industrial Conglomerates ...............         BL            669        0.3%
Biotechnology ..........................         JN            625        0.3%
Containers & Packaging .................         BE            576        0.3%
Road & Rail ............................         BS            537        0.2%
Building Products ......................         BI       $    455        0.2%
Airlines ...............................         BQ            342        0.2%
Tobacco ................................         JI            221        0.1%
Leisure Equipment & Products ...........         BX            182        0.1%
                                                          --------      -----
                                                          $223,679      100.0%
                                                          ========      =====

Key to Currency Abbreviations
Japanese Yen ...........................       JPY
Swiss Franc ............................       CHF

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Overseas Equity B, (formerly John Hancock International Opportunities Fund), (the "Fund" or "VST Overseas Equity B") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                        Market Value
--------------                                        ------------
Abbey National NA LLC, 2.78%, due 04/07/05              $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05        29,993
American General Finance Corp., 2.77%, due 04/06/05       25,790
Barton Capital Corp., 2.77%, due 04/04/05                 29,993
CRC Funding LLC, 2.83%, due 04/01/05                      15,000
Citibank Capital Markets, 2.76%, due 04/05/05             29,991
Clipper Receivables Corp., 2.84%, due 04/01/05            30,000
Govco, Inc., 2.83%, due 04/01/05                           4,700
Mortgage International Network, 2.77%, due 04/05/05       29,991
National Australia Bank, 2.85%, due 04/01/05              30,000
Societe Generale North, 2.78%, due 04/04/05               29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05             30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                 11,996
                                                        --------
                                                        $327,433
                                                        ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $6,026                   3.02%               $3

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $57,027                  $59,692

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of March 31, 2005, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                Unrealized
                       Principal Amount                        Appreciation/
                     Covered by Contract   Expiration Month   (Depreciation)
                     -------------------   ----------------   --------------
Currency Purchased
Euro                          352               June 05            $  2
                                                                   ====
Currency Sold
Swiss Franc                   595              April 05              30
Swiss Franc                   555                May 05              (1)
Swiss Franc                 2,271                May 05              73
Euro                        1,213              April 05              20
Euro                          737               June 05              30
Japanese Yen                1,272               June 05              34
Japanese Yen                1,276               June 05              62
                                                                   ----
                                                                   $248
                                                                   ====

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $26,662           $33,947

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $268,787       $34,951       $(3,500)         $31,451

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                         Market
                        Name of Issuer                        Shares     Value
                        --------------                       -------   ---------
                                                                        (000's)
COMMON STOCK

Real Estate Development - 2.3%
   Catellus Development Corp. ............................   166,500    $  4,437
   The Macerich Co. ......................................    54,620       2,910
                                                                        --------
                                                                           7,347

Real Estate Investment Trust - 88.4%
   Acadia Realty Trust ...................................    48,430         779
   American Campus Communities, Inc. .....................    20,800         437
   American Financial Realty Trust .......................   351,600       5,144
   AMLI Residential Properties Trust .....................    34,325         940
   Apartment Investment & Management Co. .................   248,175       9,232
   Archstone Communities Trust ...........................   230,180       7,851
   Arden Realty Group, Inc. ..............................   313,600      10,615
   Avalonbay Communities, Inc. ...........................   257,722      17,239
   Biomed Realty Trust, Inc. .............................    79,400       1,636
   Boston Properties, Inc. ...............................   141,950       8,550
   Brandywine Realty Trust ...............................    22,460         638
   BRE Properties, Inc. ..................................   131,535       4,643
   Camden Property Trust .................................     6,300         296
   Correctional Properties Trust .........................    14,300         361
   CRT Properties, Inc. ..................................    70,800       1,542
   Equity Office Properties Trust ........................   197,815       5,960
   Equity Residential Properties Trust ...................   433,450      13,961
   Essex Property Trust, Inc. ............................    40,100       2,771
   Federal Realty Investment Trust .......................   220,500      10,661
   First Potomac Realty Trust ............................    64,500       1,474
   Gables Residential Trust ..............................     9,400         313
   General Growth Properties .............................   124,445       4,244
   Glenborough Realty Trust, Inc. ........................    66,700       1,275
   Heritage Property Investment Trust, Inc. ..............    22,825         677
   Highwoods Properties, Inc. ............................   141,200       3,787
   Hilton Hotels Corp. ...................................   595,808      13,316
   Host Marriott Corp. ...................................   675,700      11,190
   Inland Real Estate Corp. ..............................   128,100       1,925
   Innkeepers USA Trust ..................................    22,600         292
   Kimco Realty Corp. ....................................    15,095         814
   Liberty Property Trust ................................    81,700       3,190
   Mack-Cali Realty LP ...................................   234,283       9,922
   MeriStar Hospitality Corp. * ..........................    82,100         575
   Mills Corp. ...........................................   111,000       5,872
   OMEGA Healthcare Investors, Inc. ......................    57,200         628
   PAN Pacific Retail Properties, Inc. ...................    93,243       5,292
   Pennsylvania Real Estate Investment ...................   123,683       4,987
   Post Properties, Inc. .................................    60,450       1,876
   Prologis Trust ........................................   350,235      12,994
   PS Business Parks, Inc. ...............................    22,100         891
   Public Storage, Inc. ..................................   109,640       6,243
   Reckson Associates Realty Corp. .......................   115,200       3,537
   Regency Centers Corp. .................................   177,155       8,438
   Shurgard Storage Centers, Inc. ........................    96,750       3,965
   Simon Property Group, Inc. ............................   471,480      28,562
   SL Green Realty Corp. .................................    54,350       3,056
   Starwood Hotels & Resorts Worldwide, Inc. .............   243,279    $ 14,604
   Sunstone Hotel Investments, Inc. * ....................    15,050         323
   Taubman Centers, Inc. .................................    66,800       1,853
   Trizec Properties, Inc. ...............................    68,470       1,301
   Ventas, Inc. ..........................................     3,100          77
   Vornado Realty Trust ..................................   238,827      16,543
                                                                        --------
                                                                         277,292

Real Estate Operations - 7.8%
   AMB Property Corp. ....................................   131,010       4,952
   Brookfield Properties Corporation .....................   288,500      11,107
   Developers Diversified Realty Corp. ...................    25,160       1,000
   Equity Lifestyle Properties, Inc. .....................    74,800       2,637
   Forest City Enterprises, Inc. .........................    30,700       1,959
   La Quinta Corp. - CTF 1 Cl. B * .......................   264,500       2,248
   Lodgian, Inc. * .......................................    28,300         290
   Wyndham International, Inc. * .........................   148,000         119
                                                                        --------
                                                                          24,312
                                                                        --------
                                       TOTAL COMMON STOCK-
                                           (Cost $235,422)      98.5%    308,951

PREFERRED STOCK

Real Estate Investment Trust - 0.0%
   Simon Property Group, Inc. ............................     2,535         141
                                                                        --------

                                    TOTAL PREFERRED STOCK-
                                               (Cost $136)       0.0%        141

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
SHORT-TERM INVESTMENTS - 1.3%
   Investment in joint trading account
      2.898% due 04/01/05
      (Cost $4,066) ......................................    $4,066       4,066
                                                              ------    --------
                                        TOTAL INVESTMENTS-
                                           (Cost $239,624)      99.8%    313,158
                      Cash and Receivables, less payables-       0.2%        633
                                                              ------    --------
                                               NET ASSETS-     100.0%   $313,791
                                                              ======    ========

* Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Real Estate Equity Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $316                    3.00%               $--

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $31,777           $26,032

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $231,753      $107,476       $(1,793)        $105,683

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.3%
   Raytheon Co. - Notes
      6.75% due 08/15/07 - BBB- ............................    $  643   $   677

Auto Loan - 2.1%
   Ford Motor Credit Co. - Notes
      6.875% due 02/01/06 - BBB- ...........................     1,000     1,013
   General Motors Acceptance Corp. - Notes
      6.125% due 09/15/06 - BBB- ...........................     3,265     3,250
      6.75% due 01/15/06 - BBB-                                  1,000     1,007
                                                                         -------
                                                                           5,270

Automobiles - 0.9%
   Daimler Chrysler - Notes
      6.4% due 05/15/06 - BBB ..............................     1,500     1,532
   Hertz Corp. - Notes
      1.0% due 08/05/08 - BBB- .............................       750       734
                                                                         -------
                                                                           2,266

Banks - 4.6%
   Bank of America Corp. - Notes
      4.75% due 10/15/06 - AA- .............................     1,400     1,414
   Bank One Corp. - Notes
      6.875% due 08/01/06 - A+ .............................     1,800     1,867
      3.26% due 02/11/41 - AAA .............................     2,773     2,672
   Credit Suisse First Boston - Ser. 2003-C3 Cl. A1
      2.218% due 05/15/38 - AAA ............................     2,308     2,219
   First Union Corp. - Notes
      7.55% due 08/18/05 - A ...............................     2,500     2,539
   First Union National Bank Commercial & Mortgage Trust -
      CTF Cl. A1
      7.739% due 07/15/09 - AAA ............................         1         0
   Popular North America, Inc.
      6.125% due 10/15/06 - BBB+ ...........................       855       878
                                                                         -------
                                                                          11,589

Beverages - 0.4%
   Coca Cola Co. - Sr. Notes
      4.0% due 06/01/05 - A+ ...............................     1,000     1,001

CMBS - 0.8%
   JP Morgan Chase & Co. Commercial Mortgage Securities -
      Ser. 2004 FL1 A1 144A (a)
      1.71% due 04/16/19 - AAA .............................     1,985     1,987

Construction & Engineering - 0.6%
   D.R. Horton, Inc. - Sr. Notes
      7.5% due 12/01/07 - BB+ ..............................     1,400     1,470

Diversified Financials - 9.7%
   Bear Stearns Cos, Inc. - Notes
      3.0% due 03/30/06 - A ................................     1,250     1,238
   BP Capital Markets plc - Notes
      4.0% due 04/29/05 - AA+ ..............................     1,000     1,001
   Chase Commercial Mortgage Securities Corp. - Cl. A1
      7.656% due 06/15/08 - AAA ............................    $  949   $   969
   Chase Manhattan Corp.
      6.0% due 11/01/05 - A ................................     2,000     2,027
   CIT Group, Inc.
      1.48% due 05/18/07 - A ...............................     1,000     1,001
   Citigroup, Inc. - Notes
      6.75% due 12/01/05 - AA- .............................     4,000     4,079
   GE Capital Commercial Mortgage Corp. - CTF Cl. A1
      5.033% due 12/10/35 - NA .............................       573       580
      7.625% due 08/17/05 - A+ .............................     1,000     1,016
   Green Tree Financial Corp. - Ser. 1996-8
       Cl. A6
      7.6% due 10/15/27 - AAA ..............................       226       239
   GS Mortgage Securities Corp. II - Ser. 2003- C1 Cl. A1
      2.904% due 01/10/40 - AAA ............................     1,649     1,607
   Hartford Financial Services Group, Inc. - Sr. Notes
      6.375% due 11/01/08 - A- .............................     1,000     1,052
   Lehman Brothers Holdings, Inc. - Notes
      6.625% due 02/05/06 - A ..............................     2,600     2,657
   Morgan Stanley Group, Inc.
      6.1% due 04/15/06 - A+ ...............................       800       816
   Nomura Asset Securities Corp. - Ser. 1998- D6 A1A
      6.28% due 03/17/28 - AAA .............................     1,243     1,275
   Wells Fargo Mortgage Backed Securities - Ser. 2003-2 Cl.
      A6
      5.25% due 02/25/18 - AAA .............................     5,000     5,042
                                                                         -------
                                                                          24,599

Diversified Telecommunication Services - 1.7%
   France Telecom SA - Notes
      8.7% due 03/01/06 - A- ...............................     2,000     2,062
   Verizon Global Funding Corp. - Notes
      6.75% due 12/01/05 - A+ ..............................     2,303     2,348
                                                                         -------
                                                                           4,410

Electric Utilities - 1.5%
   Firstenergy Corp. - Notes Ser. A
      5.5% due 11/15/06 - BB+ ..............................     2,200     2,237
   Progress Energy, Inc. - Sr. Notes
      6.75% due 03/01/06 - BBB- ............................       700       718
   TXU Energy Co. LLC - Sr. Notes 144A (a)
      2.38% due 01/17/06 - BBB .............................       750       750
                                                                         -------
                                                                           3,705

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Electric/Gas - 2.6%
   Alabama Power Co. - Sr. Notes Ser. U
      2.65% due 02/15/06 - A ...............................    $1,000   $   991
   American Electric Power, Inc. - Sr. Notes Ser. A
      6.125% due 05/15/06 - BBB ............................     1,145     1,170
   Citizens Utilities Co. Delaware - Debs
      7.6% due 06/01/06 - BB+ ..............................     1,250     1,287
   Kansas City Power & Light Co. - Sr. Notes Ser. A
      6.0% due 03/15/07 - BBB ..............................     1,000     1,029
   Pacific Gas & Electric Co. - Bonds
      1.81% due 04/03/06 - BBB .............................     1,000     1,003
   TXU Corp. - Sr. Notes
      6.375% due 06/15/06 - BBB- ...........................     1,000     1,023
                                                                         -------
                                                                           6,503

Finance - 6.4%
   Boeing Capital Corp. - Sr. Notes
      5.65% due 05/15/06 - A ...............................       650       661
   Bombadier Capital, Inc. - 144A (a)
      6.125% due 06/29/06 - BB .............................     1,000       997
   Chase Funding Loan Acquisition Trust - CTF Cl. A2
      1.275% due 04/25/31 - AAA ............................       124       124
   CNA Financial Corp. - Notes
      6.6% due 12/15/08 - BBB- .............................     1,400     1,469
   Deutsche Telekom International Finance
      8.25% due 06/15/05 - A- ..............................     1,300     1,313
   Dow Jones & Co., Inc. - Sr. Notes 144A (a)
      3.875% due 02/15/08 - A- .............................       890       880
   General Electric Capital Corp.
      5.0% due 02/15/07 - AAA ..............................     3,000     3,046
   Household Financial Corp.
      6.5% due 01/24/06 - A ................................     2,000     2,043
   Nisource Finance Corp. - Notes
      7.625% due 11/15/05 - BBB ............................     1,700     1,739
   Pinnacle West Capital Corp. - Sr. Notes
      6.4% due 04/01/06 - BBB- .............................     1,700     1,724
   PNC Funding Corp. - Sr. Notes
      5.75% due 08/01/06 - A- ..............................       875       894
   Vornado Realty Trust - Sr. Notes
      5.625% due 06/15/07 - BBB ............................     1,485     1,522
                                                                         -------
                                                                          16,412

Gas Utilities - 0.4%
   Sempra Energy - Notes
      1.0% due 05/21/08 - BBB+ .............................     1,130     1,133

Health Care Providers & Services - 1.1%
   Anthem, Inc. - Notes
      3.5% due 09/01/07 - BBB+ .............................     1,225     1,203
   Medpartners, Inc. - Sr. Notes
      7.375% due 10/01/06 - BBB- ...........................     1,600     1,664
                                                                         -------
                                                                           2,867
Home Equity Loan - 0.7%
   Residential Asset Mortgage Products, Inc. - Cl. AI2
      3.38% due 03/25/29 - AAA .............................    $1,838   $ 1,834
Hotels Restaurants & Leisure - 1.9%
   Harrah's Operating, Inc. - Sr. Notes
      7.125% due 06/01/07 - BBB- ...........................     1,000     1,051
   Hilton Hotels Corp. - Sr. Notes
      7.95% due 04/15/07 - BBB- ............................     1,000     1,067
   Park Place Entertainment Corp. - Notes
      8.5% due 11/15/06 - BB+ ..............................     1,500     1,586
   Starwood Hotels & Resorts - Sr. Notes
      7.375% due 05/01/07 - BB+ ............................     1,000     1,043
                                                                         -------
                                                                           4,747

Industrial Conglomerates - 0.6%
   Tyco International Group SA - Notes
      5.8% due 08/01/06 - BBB ..............................     1,500     1,532
Insurance - 1.7%
   Aetna Inc. - Sr. Notes
      7.375% due 03/01/06 - BBB+ ...........................     2,000     2,058
   ING Secured Life Institutional Funding
      4.25% due 01/15/10 - AA ..............................       895       878
   Marsh & McLennan Cos., Inc. - Sr. Notes
      5.375% due 03/15/07 - BBB ............................       590       600
   Wellpoint, Inc. - Notes 144A (a)
      3.75% due 12/14/07 - BBB+ ............................       895       878
                                                                         -------
                                                                           4,414

Media - 3.7%
   British Sky Broadcasting Group - GTD Notes
      7.3% due 10/15/06 - BBB- .............................     1,000     1,046
   Continental Cablevision - Sr. Notes
      8.3% due 05/15/06 - BBB ..............................       615       639
   Cox Communications, Inc. - Notes 144A (a)
      3.04% due 12/14/07 - BBB- ............................     1,000     1,006
   Lenfest Communications, Inc. - Notes
      8.375% due 11/01/05 - BBB ............................     1,000     1,023
   Liberty Media Corp. - Sr. Notes
      2.64% due 09/17/06 - BB+ .............................     1,500     1,520
   The Walt Disney Co. - Sr. Notes
      6.75% due 03/30/06 - BBB+ ............................     1,100     1,129
   Time Warner, Inc. - Notes
      5.625% due 05/01/05 - BBB+ ...........................     1,500     1,502
   Univision - Sr. Notes
      2.875% due 10/15/06 - BBB- ...........................     1,700     1,666
                                                                         -------
                                                                           9,531

Metals & Mining - 0.8%
   Falconbridge, Ltd.
      7.375% due 09/01/05 - BBB- ...........................     1,125     1,143
   Minnesota Ming & Manufacturing Co.
      4.15% due 06/30/05 - AA ..............................     1,000     1,002
                                                                         -------
                                                                           2,145

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Multi-Utilities - 0.5%
   Centerpoint Energy, Inc. - Sr. Notes
      5.875% due 06/01/08 - BBB- ...........................   $ 1,150   $ 1,192

Multiline Retail - 0.4%
   May Department Stores Co. - Notes
      3.95% due 07/15/07 - BBB .............................     1,000       986

Oil & Gas - 2.7%
   Devon Energy Corp. - Sr. Notes
       2.75% due 08/01/06 - BBB ............................     1,500     1,467
   Duke Energy Field Services - Notes
      5.75% due 11/15/06 - BBB .............................     1,450     1,481
   Enterprise Products Operating LP - Sr. Notes
      4.0% due 10/15/07 - BB+ ..............................     2,000     1,958
   Northern Border Pipeline Co. - Sr. Notes
      6.25% due 05/01/07 - BBB+ ............................     2,000     2,071
                                                                         -------
                                                                           6,977
Other Asset Backed - 7.6%
   CWABS, Inc. - Ser. 2004-10 Cl. AF3
      3.842% due 02/01/05 - AAA ............................     1,445     1,414
   CWABS, Inc. - Ser. 2005 1 Cl. 1AV2
      1.0% due 03/25/35 - NA ...............................     1,480     1,480
   CWABS, Inc. Ser. 2003-5 Cl. AF 2
      3.042% due 04/25/25 - AAA ............................       517       515
   Equity One ABS, Inc. - Ser. 2003-3 Cl. AF3
      3.531% due 12/25/33 - AAA ............................       900       896
   Equity One ABS, Inc. - Ser. 2004-2 Cl. AV2
      1.55% due 07/25/34 - AAA .............................       995       997
   Long Beach Mortgage Loan Trust - Ser. 2004-1 Cl. M3
      1.0% due 03/25/35 - AA- ..............................     4,000     4,015
   Multi Securities Asset Trust - Ser. 2005 RR4 Cl. A1 144A
      (a)
      4.38% due 11/28/35 - NA ..............................     3,800     3,799
   Option One Loan Trust - Ser. 2004-1 CTF Cl. A2
      1.39% due 01/25/34 - AAA .............................       806       806
   Structured ARM Loan Trust - Ser. 2004-14 Cl. 1 A
      5.129% due 10/25/34 - AAA ............................     5,336     5,358
   Vanderbilt & Mortgage, Inc. - Sr. Sub. CTF Cl. A2
      4.235% due 08/07/14 - AAA ............................       134       135
                                                                         -------
                                                                          19,415

Other Mortgage - 1.4%
   LB UBS Commercial Mortgage Trust - CTF Cl. A1
      7.95% due 07/15/09 - NA ..............................     1,263     1,333
   LB UBS Commercial Mortgage Trust - Ser. 2003-C1 Cl. A1
      2.72% due 01/17/08 - AAA .............................     2,319     2,254
                                                                         -------
                                                                           3,587

Personal Products - 0.6%
   Colgate Palmolive Co.
      3.98% due 04/29/05 - AA- .............................   $ 1,500   $ 1,501

Real Estate Development - 0.3%
   Rouse Co. - Noyes
      3.625% due 03/15/09 - BB+ ............................       900       842

Real Estate Investment Trust - 3.7%
   CarrAmerica Realty Corp. - Notes
      7.375% due 07/01/07 - BBB ............................     1,197     1,275
   Duke Realty Limited Partnership - Notes
      3.35% due 01/15/08 - BBB+ ............................     1,625     1,566
   Health Care Reit, Inc. - Notes
      7.5% due 08/15/07 - BBB- .............................     1,625     1,721
   IStar Financial, Inc. - Sr. Notes
      4.875% due 01/15/09 - BBB- ...........................     1,620     1,600
   Simon Property Group, Inc. - Notes
      3.75% due 01/30/09 - BBB .............................     2,256     2,165
   United Dominion Realty Trust, Inc.
      4.5% due 03/03/08 - BBB ..............................     1,000     1,004
                                                                         -------
                                                                           9,331

Real Estate Operations - 0.6%
   Colonial Realty, Ltd. Partnership - Sr. Notes
      4.75% due 02/01/10 - BBB- ............................     1,500     1,475

U.S. Government - 7.8%
   U.S. Treasury - Notes #
      3.25% due 01/15/09 - AAA .............................     4,600     4,470
      3.375% due 12/15/08 - AAA ............................    10,300    10,059
      3.625% due 07/15/09 - AAA ............................     5,500     5,394
                                                                         -------
                                                                          19,923

U.S. Government Agencies - 20.8%
   Federal Home Loan Bank - Notes
      7.5% due 06/01/12 - AAA ..............................       434       458
   Federal Home Loan Mortgage Corp. - Bonds
      3.907% due 11/01/33 - AAA ............................     1,325     1,344
      4.0% due 03/15/26 - AAA ..............................     5,482     5,429
      7.0% due 08/01/12 - AAA ..............................       372       391
      7.0% due 02/01/14 - AAA ..............................       945       994
      8.5% due 05/01/15 - AAA ..............................     1,130     1,221
   Federal Home Loan Mortgage Corp. - Bonds Ser. 2516 Cl
      AX
      8.5% due 01/15/16 - AAA ..............................     1,426     1,522
   Federal Home Loan Mortgage Corp. - Notes
      2.375% due 04/15/06 - AAA ............................     6,500     6,411
      6.5% due 12/01/09 - AAA ..............................       650       672
      7.0% due 12/01/10 - AAA ..............................       230       241
      7.0% due 12/01/13 - AAA ..............................     1,534     1,613
      7.5% due 11/01/09 - AAA ..............................       556       573
      8.0% due 06/01/10 - AAA ..............................       185       195
   Federal National Mortgage Assoc. - Bonds
      3.638% due 09/01/33 - AAA ............................     1,712     1,725
      3.64% due 01/01/33 - AAA .............................     1,483     1,507

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                               Par      Market
                        Name of Issuer                        Value      Value
                        --------------                      --------   --------
                                                             (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
      6.0% due 01/01/17 - AAA ...........................   $  1,360   $  1,406
      6.0% due 01/01/17 - AAA ...........................      1,227      1,268
      6.5% due 04/01/17 - AAA ...........................      2,825      2,951
      6.5% due 08/01/17 - AAA ...........................      3,237      3,381
      7.0% due 10/01/15 - AAA ...........................        663        695
      7.0% due 07/01/34 - AAA ...........................      4,747      5,002
      7.5% due 07/01/34 - AAA ...........................      2,478      2,648
      8.0% due 07/01/14 - AAA ...........................        868        922
      8.0% due 09/25/16 - AAA ...........................        504        533
   Federal National Mortgage Assoc. - Notes
      2.25% due 05/15/06 - AAA ..........................      6,000      5,901
      6.0% due 01/01/11 - AAA ...........................        435        444
      7.0% due 12/01/10 - AAA ...........................        211        218
      7.5% due 08/01/09 - AAA ...........................        657        687
   Government National Mortgage Assoc. - Bonds
      8.0% due 12/15/25 - AAA ...........................        963      1,024
      8.5% due 11/15/15 - AAA ...........................        797        850
   Government National Mortgage Assoc. - Notes
      7.0% due 12/15/08 - AAA ...........................        623        644
                                                                       --------
                                                                         52,870

Whole Loan CMOs - 7.7%
   Banc America Commercial Mortgage, Inc. - Ser. 2004-1
      Cl. A1
      3.156% due 11/10/39 - AAA .........................      3,060      2,958
   Capital Trust, Ltd. - Sec. Notes Ser. 2005
      Cl. B 144A (a)
      3.09% due 03/20/50 - NA ...........................      3,000      3,000
   CWALT, Inc. - Ser. 2004 J7 Cl. 1AIO
      1.3% due 09/25/21 - AAA ...........................     58,313        617
   CWMBS, Inc. - Ser. 2002 Mortgage Pass Thru Certs Cl.
      2A3
      5.0% due 12/25/17 - AAA ...........................      1,082      1,085
   GS Mortgage Securities Corp. - Ser. 2004 Cl. A2C
      1.58% due 05/25/34 - AAA ..........................      1,000      1,008
   Lehman Brothers Commercial Mortgage Trust - Cl. A2
      144A (a)
      1.749% due 10/15/17 - AAA .........................      2,500      2,502
   Merrill Lynch Mortgage Investments, Inc. - Ser. 2003
      A1 Cl. IA
      3.981% due 12/25/32 - NA ..........................        753        761
   Merrill Lynch Mortgage Investments, Inc. - Ser. 2003-
      C Cl. B1
      1.75% due 06/25/28 - AA+ ..........................      2,000      2,017
   Morgan Stanley Mortgage Loan Trust - Ser. 2004
      1.0% due 01/25/35 - AAA ...........................    211,616      2,344
   Sequoia Mortgage Trust - Ser. 2004-4 Cl. A
      1.0% due 05/20/34 - AAA ...........................      3,195      3,186
                                                                       --------
                                                                         19,478
Wireless Telecommunications Services - 0.5%
   AT&T Wireless Services, Inc. - Sr. Notes
      7.35% due 03/01/06 - A ............................   $  1,300   $  1,340
                                                                       --------
                             TOTAL PUBLICLY-TRADED BONDS-
                                          (Cost $250,170)       97.1%   247,009

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 6.4%
   State Street Navigator Securities Lending Portfolio ..     16,390     16,390

SHORT-TERM INVESTMENTS - 2.0%

Investment in joint trading account
      2.898% due 04/01/05 (Cost $4,969) .................      4,969      4,969
                                                            --------   --------
                                       TOTAL INVESTMENTS-
                                          (Cost $271,479)      105.5%   268,368
                     Payables, less cash and receivables-       (5.5)%  (13,957)
                                                            --------   --------
                                              NET ASSETS-      100.0%  $254,411
                                                            ========   ========

#    At March 31, 2005 all or portion of this security was out on loan.

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $15,799 or 6.2% of net assets of the Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Short-Term Bond (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                        Market Value
--------------                                        ------------
Abbey National NA LLC, 2.78%, due 04/07/05              $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05        29,993
American General Finance Corp., 2.77%, due 04/06/05       25,790
Barton Capital Corp., 2.77%, due 04/04/05                 29,993
CRC Funding LLC, 2.83%, due 04/01/05                      15,000
Citibank Capital Markets, 2.76%, due 04/05/05             29,991
Clipper Receivables Corp., 2.84%, due 04/01/05            30,000
Govco, Inc., 2.83%, due 04/01/05                           4,700
Mortgage International Network, 2.77%, due 04/05/05       29,991
National Australia Bank, 2.85%, due 04/01/05              30,000
Societe Generale North, 2.78%, due 04/04/05               29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05             30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                 11,996
                                                        --------
   Joint Trading Account Totals                         $327,433
                                                        ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $57                     3.06%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $16,125                  $16,390

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $26,935           $10,078

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Depreciation
----------   ------------   ------------   --------------
 $274,293        $951         $(1,685)         $(734)

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SMALL CAP EMERGING GROWTH FUND

                                                                         Market
                         Name of Issuer                       Shares     Value
                         --------------                      --------   --------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.0%
  Aeroflex, Inc. * .......................................    114,600    $ 1,069
  Moog, Inc. - Cl. A # * .................................     67,420      3,048
                                                                         -------
                                                                           4,117

Airlines - 0.9%
   Gol-Linhas Aereas Inteligentes SA - ADR # * ...........     77,290      1,942

Banks - 0.1%
   Amcore Financial, Inc. ................................      8,730        247

Biotechnology - 3.8%
   Abgenix, Inc. # * .....................................    133,920        937
   Alkermes, Inc. # * ....................................    199,620      2,072
   Amylin Pharmaceuticals, Inc. # * ......................    103,700      1,814
   Encysive Pharmaceuticals, Inc. # * ....................    144,000      1,472
   ICOS Corp. # * ........................................     66,590      1,495
                                                                         -------
                                                                           7,790

Building Products - 0.4%
   Simpson Manufacturing, Inc. ...........................     27,970        864

Chemicals - 0.7%
   Hercules, Inc. * ......................................    102,630      1,486

Commercial Services & Supplies - 6.2%
   Corporate Executive Board Co. # .......................     32,860      2,101
   CSG Systems International, Inc. * .....................     82,340      1,341
   DiamondCluster, Inc. * ................................    149,810      2,412
   Navigant Consulting, Inc. * ...........................    112,040      3,051
   Strayer Education, Inc. # .............................     33,250      3,768
   Universal Technical Institute, Inc. * .................      3,500        129
                                                                         -------
                                                                          12,802

Commingled Fund - 1.0%
   Oil Service Holders Trust # ...........................     22,150      2,132

Communications Equipment - 1.2%
   AudioCodes, Ltd. # * ..................................    100,010      1,126
   EFJ, Inc. # * .........................................    173,260      1,426
                                                                         -------
                                                                           2,552

Computers & Peripherals - 1.4%
   Logitech International - ADR # * ......................     46,800      2,849

Construction Materials - 2.4%
   Eagle Materials, Inc. # ...............................     36,040      2,917
   Jacobs Engineering Group, Inc. ........................     38,100      1,978
                                                                         -------
                                                                           4,895

Containers & Packaging - 1.3%
   Jarden Corp. # * ......................................     57,080      2,619

Diversified Financials - 1.3%
   Affiliated Managers Group, Inc. # * ...................     42,300      2,624

Diversified Telecommunication Services - 1.1%
   Spectrasite, Inc. * ...................................     39,340      2,281

Electrical Equipment - 1.3%
   Techtronic Industries, Ltd. - ADR # ...................    240,390    $ 2,658

Energy Equipment & Services - 1.1%
   Stolt Offshore SA - ADR Cl. A # * .....................    297,530      2,339

Finance - 0.2%
   optionsXpress Holdings, Inc. * ........................     27,600        447

Food Products - 0.9%
   Peets Coffee & Tea, Inc. # * ..........................     78,320      1,931

Health Care Equipment & Supplies - 2.5%
   Arrow International, Inc. # ...........................     71,250      2,447
   Foxhollow Technologies, Inc. # * ......................     15,800        446
   Hologic, Inc. * .......................................     73,510      2,343
                                                                         -------
                                                                           5,236

Health Care Providers & Services - 7.2%
   Advisory Co. * ........................................     84,140      3,677
   Amerigroup Corp. ......................................     70,340      2,572
   Genesis Healthcare Corp. # * ..........................     71,040      3,047
   Pharmaceutical Product Development, Inc. * ............      8,800        426
   Symbion, Inc. # * .....................................    118,570      2,534
   Triad Hospitals, Inc. * ...............................     52,600      2,635
                                                                         -------
                                                                          14,891

Hotels Restaurants & Leisure - 5.1%
   La Quinta Corp. - CTF 1 Cl. B * .......................    392,140      3,333
   Rare Hospitality International, Inc. * ................     66,700      2,060
   Red Robin Gourmet Burgers, Inc. # * ...................     50,300      2,561
   Vail Resorts # * ......................................    101,450      2,561
                                                                         -------
                                                                          10,515

Household Durables - 2.4%
   Standard Pacific Corp. # ..............................     32,420      2,340
   Tempur Pedic International, Inc. # * ..................    136,160      2,541
                                                                         -------
                                                                           4,881

Insurance - 2.3%
   Arch Capital Group, Ltd. * ............................     40,960      1,640
   Healthextras, Inc. # * ................................     87,910      1,464
   Platinum Underwriters Holdings # ......................     56,710      1,684
                                                                         -------
                                                                           4,788

Internet & Catalog Retail - 1.7%
   Insight Enterprises, Inc. * ...........................    120,920      2,124
   Priceline.com, Inc. * .................................     53,660      1,352
                                                                         -------
                                                                           3,476

Internet Software & Services - 3.4%
   F5 Networks, Inc. # * .................................     48,920      2,470
   Opsware, Inc. # * .....................................    335,850      1,733
   Websense, Inc. # * ....................................     50,550      2,720
                                                                         -------
                                                                           6,923

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SMALL CAP EMERGING GROWTH FUND

                                                                         Market
                         Name of Issuer                       Shares     Value
                         --------------                      --------   --------
                                                                         (000's)
COMMON STOCK - Continued

IT Consulting & Services - 0.6%
   NAVTEQ Corp. * ........................................    27,690    $  1,200

Machinery - 1.5%
   ESCO Technologies, Inc. * .............................    25,560       2,054
   Stewart & Stevenson Services, Inc. ....................    47,900       1,096
                                                                        --------
                                                                           3,150

Metals & Mining - 3.1%
   Arch Coal, Inc. # .....................................    65,540       2,819
   Carpenter Technology Corp. # ..........................    43,140       2,563
   Century Aluminum Co. ..................................    34,690       1,050
                                                                        --------
                                                                           6,432

Oil & Gas - 6.3%
   Cabot Oil & Gas Corp. - Cl. A .........................    49,720       2,742
   Patina Oil & Gas Corp. ................................    55,270       2,211
   Pride International, Inc. # * .........................   103,670       2,575
   Range Resources Corp. .................................   111,950       2,615
   Whiting Petroleum Corp. # * ...........................    67,360       2,747
                                                                        --------
                                                                          12,890

Pharmaceuticals - 3.7%
   Atherogenics, Inc. # * ................................    81,510       1,067
   Impax Laboratories, Inc. # * ..........................   133,230       2,132
   Medicinesco # * .......................................    86,890       1,969
   NPS Pharmaceuticals, Inc. # * .........................    74,820         944
   Salix Pharmaceuticals, Ltd. # * .......................    94,420       1,557
                                                                        --------
                                                                           7,669

Real Estate Operations - 3.7%
   CB Richard Ellis Group, Inc. - Cl. A * ................   126,360       4,422
   Corrections Corp. of America # ........................    82,000       3,165
                                                                        --------
                                                                           7,587

Road & Rail - 2.3%
   Arkansas Best Corp. ...................................    28,340       1,071
   Forward Air Corp. * ...................................    50,180       2,136
   Yellow Roadway Corp. # * ..............................    25,130       1,471
                                                                        --------
                                                                           4,678

Semiconductor Equipment & Products - 3.6%
   MEMC Electronic Materials, Inc. * .....................   208,080       2,798
   Microsemi Corp. * .....................................   104,960       1,710
   Semtech Corp. * .......................................    98,600       1,762
   Sigmatel, Inc. # ......................................    27,940       1,046
                                                                        --------
                                                                           7,316

Software - 6.6%
   Agile Software Corp. # * ..............................   259,610       1,890
   Salesforce Common, Inc. # * ...........................   139,320       2,088
   Take Two Interactive Software # * .....................    97,860       3,826
   THQ, Inc. # * .........................................   124,180       3,495
   Verint Systems, Inc. * ................................    66,430       2,321
                                                                        --------
                                                                          13,620

Specialty Retail - 7.0%
   AC Moore Arts & Crafts, Inc. # * ......................    57,080    $  1,522
   Electronics Boutique Holdings Corp. # * ...............    71,450       3,070
   GameStop Corp. - Cl. A # * ............................   123,400       2,734
   Gamestop Corp. - Cl. B * ..............................    70,750       1,578
   Men's Wearhouse, Inc. # * .............................    89,220       3,766
   Petco Animal Supplies, Inc. * .........................    48,350       1,780
                                                                        --------
                                                                          14,450

Textiles & Apparel - 0.9%
   Deckers Outdoor Corp. # * .............................    54,030       1,931

Wireless Telecommunications Services - 5.5%
   American Tower Corp. - Cl. A * ........................   317,940       5,796
   Crown Castle International Corp. * ....................   343,080       5,510
                                                                        --------
                                                                          11,306
                                                                        --------
                                       TOTAL COMMON STOCK-
                                           (Cost $177,589)      96.7%    199,514

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 25.6%
   State Street Navigator Securities Lending Portfolio ..   $52,800      52,800

SHORT-TERM INVESTMENTS - 2.3%
   Investment in joint trading account
   2.898% due 04/01/05 (Cost $4,811) ....................     4,811       4,811
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $235,200)     124.6%    257,125
                     Payables, less cash and receivables-     (24.6)%   (50,746)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $206,379
                                                            =======    ========

*    Non-income producing security.
#    At March 31, 2005 all or portion of this security was out on loan.

ADR - American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Small Cap Emerging Growth Fund, (formerly John Hancock Small Cap Equity), (the "Fund" or "VST Small Cap Emerging Growth") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended March 31, 2005 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $647                    3.04%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $51,364                  $52,800

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $80,220           $93,099

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $252,047       $37,868       $(4,973)         $32,895

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                          Market
                       Name of Issuer                           Shares     Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 0.8%
   Curtiss Wright Corp. - Cl. B ............................    25,600   $ 1,444
   EDO Corp. # .............................................    18,000       541
                                                                         -------
                                                                           1,985

Air Freight & Couriers - 1.3%
   Hub Group Inc. * ........................................    25,000     1,567
   United Technologies Worldwide, Inc. # ...................    23,000     1,597
                                                                         -------
                                                                           3,164

Airlines - 0.8%
   Airtran Holdings, Inc. # * ..............................    99,800       903
   Frontier Airlines, Inc. # * .............................    95,000       996
                                                                         -------
                                                                           1,899

Auto Components - 1.1%
   Keystone Automotive Industries, Inc. * ..................    34,200       792
   Modine Manufacturing Co. ................................    39,800     1,168
   Spartan Motors, Inc. ....................................    66,000       663
                                                                         -------
                                                                           2,623

Banks - 5.7%
   Amcore Financial, Inc. ..................................    29,800       842
   Century Bancorp, Inc. - Cl. A # .........................    20,000       573
   East West Bancorp, Inc. .................................    45,900     1,695
   First Midwest Bancorp, Inc. .............................    26,900       874
   First Republic Bank .....................................    60,000     1,942
   MB Financial, Inc. # ....................................    20,900       801
   NetBank, Inc. ...........................................    54,000       458
   New Alliance Bancshares, Inc. ...........................    88,700     1,242
   Silicon Valley Bancshares * .............................    44,900     1,978
   Texas Regional Bancshares, Inc. .........................    83,000     2,499
   Westamerica Bancorporation ..............................    21,700     1,123
                                                                         -------
                                                                          14,027

Beverages - 0.2%
   Coca Cola Bottling Co. ..................................    10,900       570
Biotechnology - 0.1%
   Diversa Corp. * .........................................    53,700       267
Building Products - 1.2%
   Gibraltar Industries, Inc. # ............................    52,800     1,158
   Insituform Technologies, Inc. - Cl. A * .................    48,900       710
   Simpson Manufacturing, Inc. .............................    37,800     1,168
                                                                         -------
                                                                           3,036

Chemicals - 1.5%
   Airgas, Inc. ............................................    48,000     1,147
   Arch Chemicals, Inc. ....................................    35,100       999
   MacDermid, Inc. .........................................    18,000       585
   Material Sciences Corp. * ...............................    45,900       617
   Symyx Technologies, Inc. * ..............................    13,700       302
                                                                         -------
                                                                           3,650

Commercial Services & Supplies - 5.9%
   Casella Waste Systems, Inc. - Cl. A * ...................    74,700       988
   Centerplate, Inc. .......................................    39,100   $   496
   Electro Rent Corp. ......................................    85,000     1,141
   G & K Services, Inc. - Cl. A ............................    31,900     1,285
   Healthcare Services Group, Inc. .........................    51,790     1,256
   Icon Public, Ltd. # * ...................................    36,700     1,377
   Landauer, Inc ...........................................    15,900       756
   Macquarie Infrastructure Co. * ..........................    20,000       560
   McGrath Rent Corp. ......................................    73,400     1,716
   Nam Tai Electronics # ...................................    38,500     1,024
   United Stationers, Inc. * ...............................    71,200     3,222
   Waste Connections, Inc. * ...............................    15,600       542
                                                                         -------
                                                                          14,363

Commingled Fund - 0.5%
   First Financial Fund, Inc. # ............................    53,000       955
   Ishares Russell # .......................................     1,800       332
                                                                         -------
                                                                           1,287

Communications Equipment - 0.7%
   Black Box Corp. # .......................................    20,600       770
   Catapult Communications Corp. * .........................    39,100       835
                                                                         -------
                                                                           1,605

Computers & Peripherals - 1.0%
   Electronics for Imaging, Inc. * .........................    54,200       967
   Intergraph Corp. # * ....................................    31,900       919
   SBS Technologies, Inc. * ................................    50,000       557
                                                                         -------
                                                                           2,443

Construction Materials - 0.9%
   Ameron International Corp. ..............................    22,800       821
   Florida Rock Industries, Inc. ...........................    23,500     1,382
                                                                         -------
                                                                           2,203

Containers & Packaging - 1.5%
   AptarGroup, Inc. ........................................    58,700     3,051
   Myers Industries, Inc. ..................................    49,170       694
                                                                         -------
                                                                           3,745

Diversified Financials - 1.9%
   Allied Capital Corp. # ..................................    60,600     1,582
   American Capital Strategies, Ltd. # .....................    26,800       842
   Assured Guaranty, Ltd. ..................................   121,900     2,188
                                                                         -------
                                                                           4,612

Electric Utilities - 2.7%
   Black Hills Corp. # .....................................    36,000     1,190
   Cleco Corp. .............................................    57,000     1,214
   El Paso Electric Co. * ..................................    82,000     1,558
   Otter Tail Power Co. ....................................    20,200       506
   PNM Resources, Inc. .....................................    82,000     2,188
                                                                         -------
                                                                           6,656

Electrical Equipment - 4.1%
   Acuity Brands, Inc. # ...................................    54,000     1,458

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                          Market
                       Name of Issuer                           Shares     Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Electrical Equipment - Continued
   Belden CDT, Inc. # ......................................   141,449   $ 3,142
   C&D Technologies, Inc. ..................................    36,300       365
   Deswell Industries, Inc. # ..............................    90,150     1,450
   Franklin Electric Co., Inc. .............................    26,900     1,015
   The Genlyte Corp. * .....................................    18,200     1,637
   Woodward Governor Co. ...................................    13,000       932
                                                                         -------
                                                                           9,999

Electronic Equipment & Instruments - 1.0%
   Analogic Corp. ..........................................     9,200       398
   Exar Corp. * ............................................    33,500       449
   Littelfuse, Inc. * ......................................    25,400       728
   Methode Electronics, Inc. - Cl. A .......................    33,000       399
   Technitrol, Inc. * ......................................    33,100       494
                                                                         -------
                                                                           2,468

Energy Equipment & Services - 1.5%
   Atwood Oceanics, Inc. * .................................     8,500       565
   Carbo Ceramics, Inc. ....................................     5,500       386
   Lone Star Technologies, Inc. * ..........................    40,000     1,577
   Tetra Technologies, Inc. * ..............................    22,000       626
   West Hampshire Energy Services, Inc. * ..................    19,500       467
                                                                         -------
                                                                           3,621

Food & Drug Retailing - 1.4%
   Casey's General Stores, Inc. ............................   136,300     2,449
   Nash Finch Co. # ........................................    15,000       570
   Wild Oats Markets, Inc. # * .............................    27,400       291
                                                                         -------
                                                                           3,310

Food Products - 1.1%
   Herbalife, Ltd. * .......................................    87,500     1,334
   John B Sanfilippo & Son, Inc. # * .......................    31,000       762
   Sensient Technologies Corp. .............................    27,600       595
                                                                         -------
                                                                           2,691

Gas Utilities - 1.4%
   Atmos Energy Corp. ......................................    33,400       902
   New Jersey Resources Corp. ..............................    23,700     1,032
   NorthWestern Corp. # * ..................................    23,600       622
   WGL Holdings, Inc. ......................................    25,400       786
                                                                         -------
                                                                           3,342

Health Care Equipment & Supplies - 1.2%
   Arrow International, Inc. ...............................    17,400       598
   Diagnostic Products Corp. ...............................    26,200     1,265
   PolyMedica Corporation ..................................    34,700     1,102
                                                                         -------
                                                                           2,965

Health Care Providers & Services - 2.3%
   Amsurg Corp. # * ........................................    45,749     1,157
   Capital Senior Living Corp. * ...........................   127,000       713
   Corvel Corp. # * ........................................    19,600       418
   Maximus, Inc. * .........................................    51,900     1,738
   Owens & Minor, Inc. .....................................    60,000   $ 1,629
                                                                         -------
                                                                           5,655

Hotels Restaurants & Leisure - 2.1%
   CEC Entertainment, Inc. * ...............................    19,350       708
   Interstate Hotels & Resorts * ...........................   137,500       663
   Rare Hospitality International, Inc. * ..................    35,700     1,102
   Ruby Tuesday, Inc. # ....................................    90,400     2,196
   The Steak and Shake Co. * ...............................    26,000       503
                                                                         -------
                                                                           5,172

Household Durables - 4.0%
   CSS Industries, Inc. ....................................    31,900     1,166
   Mathews International Corp. .............................    30,000       983
   Meritage Corp. * ........................................    10,500       619
   Skyline Corp. ...........................................    25,900       997
   Stanley Furniture Co., Inc. .............................    25,000     1,182
   WCI Communities, Inc. # * ...............................    98,000     2,948
   Yankee Candle, Inc. * ...................................    55,600     1,762
                                                                         -------
                                                                           9,657

Industrial Conglomerates - 1.0%
   Carlisle Cos., Inc. .....................................    36,700     2,561

Insurance - 7.7%
   Delphi Financial Group, Inc. - Cl. A ....................    35,950     1,546
   IPC Holdings, Ltd. ......................................    39,100     1,536
   Markel Corp. * ..........................................     2,500       863
   Max Re Capital, Ltd. ....................................    68,400     1,609
   Platinum Underwriters Holdings ..........................    65,400     1,942
   Proassurance Corp. * ....................................    50,000     1,975
   Reinsurance Group of America ............................    52,200     2,223
   Scottish Annuity & Life # ...............................    93,200     2,099
   The Midland Co. .........................................    48,300     1,522
   Triad Guaranty, Inc. * ..................................    23,600     1,242
   Universal American  Financial Corp. # * .................   122,400     2,117
                                                                         -------
                                                                          18,674

Internet Software & Services - 0.3%
   Websense, Inc. * ........................................    13,000       699

Leisure Equipment & Products - 0.4%
   SCP Pool Corp. ..........................................    33,000     1,051

Machinery - 4.4%
   Albany International Corp. - Cl. A ......................    55,400     1,711
   IDEX Corp. ..............................................    35,200     1,420
   JLG Industries, Inc. ....................................    74,800     1,612
   Kadant, Inc. * ..........................................    63,800     1,183
   Nordson Corp. ...........................................    34,000     1,252
   Quixote Corp. # .........................................    48,000     1,040
   Thomas Industries, Inc. .................................    43,000     1,705
   Wolverine Tube, Inc. * ..................................   103,300       925
                                                                         -------
                                                                          10,848

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
                       --------------                         -------   --------
                                                                         (000's)
COMMON STOCK - Continued

Marine - 0.4%
   Kirby Corp. * ..........................................    26,400   $  1,110

Media - 1.9%
   Advo, Inc. .............................................    35,300      1,322
   Courier Corp. ..........................................    33,700      1,767
   Journal Register Co. * .................................    50,000        835
   Saga Communications, Inc. - Cl. A * ....................    43,000        693
                                                                        --------
                                                                           4,617

Metals & Mining - 1.9%
   Aber Diamond Corp. * ...................................    17,400        531
   Carpenter Technology Corp. .............................    40,000      2,376
   Meridian Gold, Inc. # * ................................    40,100        675
   Mueller Industries, Inc. ...............................    40,800      1,149
                                                                        --------
                                                                           4,731

Multi-Utilities - 0.7%
   Vectren Corp. ..........................................    29,000        773
   Weststar Energy, Inc. ..................................    39,100        846
                                                                        --------
                                                                           1,619

Multiline Retail - 0.8%
   Stein Mart, Inc. * .....................................    83,100      1,870

Oil & Gas - 6.7%
   Encore Acquisition Co. # * .............................    73,000      3,015
   Forest Oil Corp. # * ...................................    50,500      2,045
   Penn Virginia Corp. ....................................    28,500      1,308
   Plains Exploration & Production Co. * ..................    70,400      2,457
   Todco - Cl. A * ........................................    88,400      2,284
   Vintage Petroleum, Inc. ................................    80,000      2,517
   Whiting Petroleum Corp. * ..............................    66,700      2,720
                                                                        --------
                                                                          16,346

Paper & Forest Products - 1.4%
   Chesapeake Corp. .......................................    18,400        387
   Deltic Timber Corp. ....................................    22,000        860
   Potlatch Corp. .........................................    32,100      1,511
   Wausau-Mosinee Paper Corp. .............................    40,300        570
                                                                        --------
                                                                           3,328

Personal Products - 0.7%
   NBTY, Inc. # * .........................................    65,800      1,651

Real Estate Investment Trust - 8.1%
   Acadia Realty Trust ....................................    55,100        886
   Bedford Property Investors, Inc. .......................    48,600      1,061
   Cousins Properties, Inc. ...............................    40,300      1,043
   East Group Properties, Inc. ............................    33,700      1,270
   Gables Residential Trust # .............................    32,300      1,076
   Getty Realty Corp. # ...................................    18,900        483
   Glenborough Realty Trust, Inc. .........................    24,000        459
   Innkeepers USA Trust ...................................    99,100      1,279
   Kilroy Realty Corp. ....................................    45,800      1,874
   LaSalle Hotel Properties * .............................    48,300      1,403
   Maguire Properties, Inc. ...............................    56,100      1,340
   PS Business Parks, Inc. ................................    18,900   $    762
   RAIT Investment Trust ..................................    26,600        713
   Realty Income Corp. # ..................................    51,200      1,171
   Strategic Hotel Capital, Inc. ..........................    21,900        322
   Sun Communities, Inc. ..................................    30,500      1,092
   United Store IT Trust * ................................    93,000      1,618
   Ventas, Inc. ...........................................    30,900        771
   Washington Real Estate Investment Trust ................    39,200      1,127
                                                                        --------
                                                                          19,750

Road & Rail - 2.7%
   Dollar Thrifty Automotive Group, Inc. * ................    30,000        984
   Genesee & Wyo., Inc. - Cl. A * .........................    99,750      2,585
   Landstar Systems, Inc. * ...............................    48,800      1,598
   Overnite Corp. .........................................    45,400      1,452
                                                                        --------
                                                                           6,619

Semiconductor Equipment & Products - 1.2%
   Helix Technology Corp. # ...............................    44,000        681
   MPS Group, Inc. * ......................................    94,800        996
   Mykrolis Corp. # * .....................................    52,000        744
   Pericom Semiconductor Corp. # * ........................    50,400        432
                                                                        --------
                                                                           2,853

Software - 0.7%
   Progress Software Corp. * ..............................    36,200        949
   SPSS, Inc. * ...........................................    38,200        664
                                                                        --------
                                                                           1,613

Specialty Retail - 8.1%
   Aaron Rents, Inc. ......................................    76,000      1,520
   Building Materials Holdings Corp. - Sr. Notes ..........    55,000      2,446
   Cato Corp. - Cl. A .....................................    63,000      2,032
   Gamestop Corp. - Cl. B * ...............................    38,300        854
   Gildan Activewear, Inc. - Cl. A # * ....................    53,100      2,257
   Hancock Fabrics, Inc. # ................................    50,000        372
   Haverty Furniture Co., Inc. ............................    70,600      1,076
   Hibbett Sporting Goods, Inc. # * .......................    78,300      2,352
   O'Reilly Automotive, Inc. # * ..........................    72,900      3,611
   Stage Stores, Inc. * ...................................    41,100      1,578
   TBC Corp. * ............................................    56,500      1,574
                                                                        --------
                                                                          19,672

Textiles & Apparel - 0.4%
   Culp, Inc. * ...........................................    32,900        194
   Cutter & Buck, Inc. ....................................    62,000        869
                                                                        --------
                                                                           1,063

Tobacco - 1.2%
   Standard Commercial Corp. # ............................    50,000        930
   Universal Corp. ........................................    42,200      1,931
                                                                        --------
                                                                           2,861
                                                                        --------

                                        TOTAL COMMON STOCK-      98.6%   240,551
                                            (Cost $182,351)

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                               Par      Market
                       Name of Issuer                         Value      Value
                       --------------                        -------   --------
                                                             (000's)    (000's)

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 14.2%
   State Street Navigator Securities Lending Portfolio ...   $34,648   $ 34,648

SHORT-TERM INVESTMENTS - 1.4%
   Investment in joint trading account
   2.898% due 04/01/05
   (Cost $3,305) .........................................     3,305      3,305
                                                             -------   --------
                                        TOTAL INVESTMENTS-
                                           (Cost $220,304)     114.2%   278,504
                      Payables, less cash and receivables-     (14.2)%  (34,672)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $243,832
                                                             =======   ========

*    Non-income producing security.
#    At March 31, 2005 all or portion of this security was out on loan.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Small Cap Value Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                        Market Value
--------------                                        ------------
Abbey National NA LLC, 2.78%, due 04/07/05              $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05        29,993
American General Finance Corp., 2.77%, due 04/06/05       25,790
Barton Capital Corp., 2.77%, due 04/04/05                 29,993
CRC Funding LLC, 2.83%, due 04/01/05                      15,000
Citibank Capital Markets, 2.76%, due 04/05/05             29,991
Clipper Receivables Corp., 2.84%, due 04/01/05            30,000
Govco, Inc., 2.83%, due 04/01/05                           4,700
Mortgage International Network, 2.77%, due 04/05/05       29,991
National Australia Bank, 2.85%, due 04/01/05              30,000
Societe Generale North, 2.78%, due 04/04/05               29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05             30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                 11,996
                                                        --------
   Joint Trading Account Totals                         $327,433
                                                        ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended March 31, 2005, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At March 31, 2005, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $33,823                  $34,648

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At March 31, 2005, the Fund had no open forward foreign currency contracts.

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $13,424           $10,044

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $211,004       $67,272       $(1,671)         $65,601

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Auto Loan - 1.5%
   Capital Auto Receivables Asset - Notes Cl. A 1B
      1.0% due 01/16/06 - AAA ..............................    $   44    $   44
   General Motors Acceptance Corp.
      1.995% due 05/18/06 - BBB- ...........................       700       685
   General Motors Acceptance Corp. - Notes
      6.75% due 01/15/06 - BBB- ............................       200       202
                                                                          ------
                                                                             931

Banks - 1.7%
   Banc America Mortgage Securities, Inc. - Ser. 2004-2 Cl.
      5A1
      6.5% due 10/25/19 - AAA ..............................       160       165
   Credit Suisse First Boston - CTF Cl. 2A1
      4.671% due 09/25/34 - AAA ............................       896       881
                                                                          ------
                                                                           1,046

Credit Card - 0.3%
   Sears Credit Account Master Trust II -Ser. 2002-5 Cl. A
      2.14% due 11/17/09 - AAA .............................       200       200

Diversified Financials - 0.4%
   CIT Group, Inc. - Sr. Notes
      7.75% due 04/02/12 - A ...............................       200       231

Diversified Telecommunication Services - 1.7%
   AT&T Broadband Corp. - Notes
      8.375% due 03/15/13 - BBB ............................       200       238
   AT&T Corp. - Sr. Notes
      7.8% due 11/15/11 - BB+ ..............................       150       170
   BellSouth Corp. - Notes
      6.0% due 10/15/11 - A ................................       150       159
   France Telecom
      8.25% due 03/14/08 - A- ..............................       200       287
   France Telecom SA - Notes
      9.25% due 03/01/11 - A- ..............................       200       229
                                                                          ------
                                                                           1,083

Electric/Gas - 0.6%
   Dominion Resources, Inc. - Notes
      5.7% due 09/17/12 - BBB+ .............................       150       155
   Pacific Gas & Electric Co. - Bonds
      1.81% due 04/03/06 - BBB .............................       100       100
   PSEG Power LLC - Sr. Notes
      6.95% due 06/01/12 - BBB .............................       100       111
                                                                          ------
                                                                             366

Finance - 4.6%
   Bank America Funding Corp. - Ser. 2004- A Cl. 1A3
      5.08% due 09/20/34 - AAA .............................     1,395     1,390
   Deutsche Telekom International Finance
      6.375% due 07/11/06 - A- .............................       400       542
   Tobacco Settlement Financing Corp. - Ser. A
      6.25% due 06/01/42 - BBB .............................    $  500    $  501
   Tobacco Settlement Revenue Management - Ser. B
      6.375% due 05/15/28 - BBB ............................       200       203
   UFJ Finance Aruba - GTD Notes
      6.75% due 07/15/13 - BBB+ ............................        50        54
   Verizon Global Funding Corp. - Notes
      7.25% due 12/01/10 - A+ ..............................       200       222
                                                                          ------
                                                                           2,912

Food Products - 0.2%
   Kraft Foods, Inc. - Notes
      6.25% due 06/01/12 - BBB+ ............................       100       108

Foreign Government - 3.5%
   Federal Republic of Brazil
      3.125% due 04/15/12 - BB- ............................        88        83
      8.0% due 04/15/14 - BB- ..............................       279       276
      11.25% due 07/26/07 - BB- ............................       100       112
   Kingdom of Spain
      5.75% due 07/30/32 - AAA .............................       100       164
   Republic of Brazil
      2.063% due 04/15/09 - BB- ............................        26        26
   Republic of Brazil - Ser. L
      2.125% due 04/15/06 - BB- ............................       128       128
   Republic of Panama
      9.625% due 02/08/11 - BB .............................       350       395
   Republic of Peru - Bonds
      9.125% due 02/21/12 - BB .............................       225       252
   Russian Federation
      8.75% due 07/24/05 - BBB- ............................        50        51
   United Mexican States
      1.84% due 01/13/09 - BBB .............................       500       505
      6.375% due 01/16/13 - BBB ............................       230       239
                                                                          ------
                                                                           2,231

Hotels Restaurants & Leisure - 0.3%
   MGM Mirage, Inc. - Ser. B
      6.0% due 10/01/09 - BB+ ..............................       200       198

Media - 0.5%
   Time Warner, Inc. - Notes
      6.875% due 05/01/12 - BBB+ ...........................       300       328

Municipal - 1.3%
   De Kalb County Georgia Water & Sewage - Ser. A
      5.0% due 10/01/35 - AA ...............................       200       205
   Harris County Texas
      5.0% due 08/15/33 - AAA ..............................       100       103
   University of Texas Permanent University Fund - Ser. B
      4.75% due 07/01/30 - AAA .............................       500       501
                                                                          ------
                                                                             809

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Other Asset Backed - 4.1%
   Argent Securities, Inc. - Ser. 2004 W11 Cl. A2
      2.02% due 11/25/34 - AAA .............................    $  145    $  145
   Bear Stearns Asset Backed Securities - Ser. 2004-HE9
      Cl. 1A1
      1.0% due 03/25/23 - AAA ..............................        57        57
   CWABS, Inc. - Bonds Ser. 2004 6 Cl. 2 A 1
      2.123% due 10/25/21 - AAA ............................       113       114
   CWABS, Inc. - CTF Cl. A 1 FLTG
      2.15% due 01/25/35 - AAA .............................        83        83
   Homestar Mortgage Acceptance Corp. - Ser. 2004-4 Cl. A1
      1.79% due 01/25/22 - AAA .............................       214       215
   Household Mortgage Loan Trust - Notes Ser. 2003 HC1
      Cl. A
      2.26% due 02/20/33 - AAA .............................       118       119
   Indymac ABS, Inc. - Ser. 2004 A Cl. A2
      2.341% due 07/25/34 - AAA ............................       184       184
   Long Beach Mortgage Loan Trust - Ser. 2004-A Cl. A
      2.083% due 02/25/24 - AAA ............................        64        64
   Morgan Stanley ABS Capital - Ser. 2004 HE9 Cl. A 3A
      2.358% due 10/25/34 - AAA ............................       234       234
   NAAC Reperforming Loan Remic Trust - Ser. 2004-R1 Cl. A2
      144A (a)
      7.5% due 03/25/34 - AAA ..............................       691       726
   Residential Asset Funding and Mortgage Securities
      Corp. - Ser. 2001 KS3 Cl. A II
      1.33% due 09/25/31 - AAA .............................        62        62
   Residential Asset Securities Corp. - Ser. 2004 KS6
      Cl. AII B1
      1.22% due 04/25/13 - AAA .............................       114       114
   Residential Funding Mortgage Securities - Ser. 2004 S9
      Cl. I A 23
      5.5% due 12/25/34 - AAA ..............................       300       288
   Structured Asset Investment Loan Trust - Ser. 2004-2
      Cl. 3 A1
      1.95% due 03/25/34 - .................................        38        38
   Wells Fargo Home Equity - Ser. 2004 2 Cl. A1 1A
      1.0% due 09/25/34 - AAA ..............................       165       165
                                                                          ------
                                                                           2,608

Paper & Forest Products - 0.1%
   Weyerhaeuser Co. - Notes
      6.125% due 03/15/07 - BBB ............................        33        34

Tobacco - 0.3%
   Badger Tobacco Asset Securitization
      6.375% due 06/01/32 - BBB ............................       200       203

U.S. Government - 13.2%
   U.S. Treasury - Bonds
      6.75% due 08/15/26 - AAA .............................       100       114
      7.875% due 02/15/21 - AAA ............................       100       134
   U.S. Treasury - Notes
      1.625% due 01/15/15 - AAA ............................    $2,294    $2,260
      2.0% due 01/15/14 - AAA ..............................       309       316
      2.0% due 07/15/14 - AAA ..............................       404       413
      3.0% due 07/15/12 - AAA ..............................       529       582
      3.5% due 01/15/11 - AAA ..............................       765       855
      4.375% due 08/15/12 - AAA ............................       600       601
      4.875% due 02/15/12 - AAA ............................     2,900     2,995
                                                                          ------
                                                                           8,270

U.S. Government Agencies - 24.6%
   Federal Home Loan Mortgage Corp. - Bonds
      3.972% due 06/01/34 - AAA ............................     1,415     1,394
      5.0% due 03/15/35 - AAA ..............................       400       373
   Federal Home Loan Mortgage Corp. - Bonds Cl. ZA
      6.5% due 09/15/31 - AAA ..............................     1,235     1,320
   Federal Home Loan Mortgage Corp. - Bonds Ser. 2489 Cl. PE
      6.0% due 08/15/32 - AAA ..............................     1,600     1,651
   Federal Home Loan Mortgage Corp. - Bonds Ser. 2901 Cl. UB
      5.0% due 03/15/33 - AAA ..............................       800       781
   Federal Home Loan Mortgage Corp. - Bonds Ser. 2906 Cl. GZ
      5.0% due 09/15/34 - AAA ..............................       300       263
   Federal Home Loan Mortgage Corp. - Bonds Ser. 2935 Cl. HJ
      5.0% due 02/15/35 - AAA ..............................       400       377
   Federal National Mortgage Assoc. - Bonds
      5.0% due 06/25/33 - AAA ..............................     3,800     3,704
      5.0% due 01/01/35 - AAA ..............................        90        88
   Federal National Mortgage Assoc. - Bonds Ser. 2003-116
      Cl. FA
      1.85% due 11/25/33 - AAA .............................       994     1,000
   Federal National Mortgage Assoc. - Bonds Ser. 2004-11
      Cl. 1A
      1.22% due 03/25/34 - AAA .............................       329       330
   Federal National Mortgage Assoc. - Bonds Ser. 2004-W2
      Cl. 1A2F
      1.44% due 02/25/44 - AAA .............................       715       713
   Federal National Mortgage Assoc. - Ser. 2004- T1 1A1
      6.0% due 01/25/44 - AAA ..............................       687       693
   Federal National Mortgage Assoc. - Ser. 2005-9 Cl. ZA
      5.0% due 02/25/35 - AAA ..............................       502       428
   Government National Mortgage Assoc. - Bonds
      5.0% due 05/15/33 - AAA ..............................
   Government National Mortgage Assoc. - Bonds Ser. 2005 021
      Cl. Z
      5.0% due 03/20/35 - AAA ..............................       800       697

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   Small Business Administration - Ser. 2004 10A
      4.504% due 02/10/14 - NA .............................    $1,262   $ 1,235
   Small Business Administration - Ser. 2004 20K
      4.88% due 11/01/24 - AAA .............................       200       198
   U.S. Treasury - Bills
      2.62% due 04/14/05 - AAA .............................       200       200
                                                                         -------
                                                                          15,445

Whole Loan CMOs - 17.7%
   Ameriquest Mortgage Securities, Inc. - Ser. 2004-X2
      Cl. A 144A (a)
      1.851% due 06/25/34 - AAA ............................       115       115
   Bear Stearns ARM Trust - Ser. 2004-3 Cl. IA 2
      3.996% due 07/25/34 - AAA ............................       798       784
   Bear Stearns ARM Trust - Ser. 2004-6 CTF Cl. I A1
      4.743% due 09/25/34 - AAA ............................     1,430     1,422
   Bear Stearns ARM Trust - Ser. 2004-7 Cl. 1A1
      5.036% due 10/25/34 - AAA ............................     1,202     1,205
   Bear Stearns Trust - Ser. 2004-9  Cl. II A1
      5.518% due 08/25/34 - AAA ............................       630       637
   CWMBS, Inc. - Ser. 2003-J14 Cl. 2A1
      6.25% due 12/25/33 - AAA .............................       326       332
   CWMBS, Inc. - Ser. 2003-R4 Cl. 1A3
      6.0% due 11/25/26 - AAA ..............................     2,000     2,025
   CWMBS, Inc. - Ser. 2003-R4 Cl. 2A
      6.5% due 01/25/34 - AAA ..............................       563       576
   CWMBS, Inc. - Ser. 2004 12 Cl. 11A2
      4.431% due 08/25/34 - AAA ............................       788       792
   GS Mortgage Securities Corp. - Ser. 2003-1 Cl. A2
      1.79% due 01/25/32 - AAA .............................       152       153
   Harborview Mortgage Loan Trust - Ser. 2004 1 Cl. 1A1
      1.39% due 03/19/34 - .................................       300       300
   Mellon Residential Funding Corp. - Ser. 2000 TBC2
      Cl. A1
      1.34% due 06/15/30 - AAA .............................       100       100
   Residential Asset Mortgage Products - Ser. 2004-RS9
      Cl. AII1
      2.0% due 09/25/13 - AAA ..............................       247       247
   Residential Funding -Ser. 2004-S2 Cl. A1
      5.25% due 03/25/34 - AAA .............................       383       382
   Structured Asset Securities - Ser. 2004 Cl. A1
      1.97% due 12/25/33 - AAA .............................        32        32
   Structured Asset Securities Corp. - Ser. 2003 NP3 Cl. A1
      144A (a)
      1.6% due 11/25/33 - AAA ..............................        63        64
   Structured Asset Securities Corp.. - Ser. 2004 8 Cl. 3A
      5.0% due 07/25/34 - ..................................       652       645
   WAMU - CTF Cl. A
      1.0% due 02/27/34 - NA ...............................    $  250   $   249
   WAMU Mortgage - Ser. 2005 Cl. 2A 1A
      2.81% due 12/25/44 - AAA .............................       198       198
   Washington Mutual Mortgage Securities Corp. - Ser. 2002
      MS8 Cl. 2A1
      5.25% due 11/25/32 - .................................       300       300
   Wells Fargo Mortage Backed Securities - Ser. 2003 17
      Cl. II A7
      5.5% due 01/25/34 - AAA ..............................       643       603
                                                                         -------
                                                                          11,161
                                                                         -------
                                TOTAL PUBLICLY-TRADED BONDS-
                                              (Cost $51,995)      76.6%   48,164

                                                                Shares
                                                               -------
PREFERRED STOCK

U.S. Government Agencies - 0.2%
   Federal National Mortgage Assoc. ........................     2,200       122
                                                                         -------
                                      TOTAL PREFERRED STOCK-
                                                 (Cost $110)       0.2%      122

                                                                 Par
                                                                Value
                                                               -------
                                                               (000's)
COMMERCIAL PAPER

Auto Loan - 1.1%
   Ford Motor Credit Co.
      2.52% due 04/08/05 ...................................    $  500       500
      3.40% due 08/26/05 ...................................       200       197
                                                                           -----
                                                                             697

Banks - 15.3%
   ANZ Delaware, Inc.
      2.84% due 06/03/05 ...................................    $1,600     1,592
   Barclay's United Funding LLC
      2.93% due 06/14/05 ...................................     1,600     1,590
   Danske Corp.
      2.77% due 04/25/05 ...................................       300       299
      2.785% due 06/20/05 ..................................     1,500     1,491
   DNB Bank Nor SA
      2.98% due 07/14/05 ...................................     1,600     1,586
   Rabobank USA Financial Corp.
      2.72% due 06/01/05 ...................................     1,200     1,194
   Skandinaviska Enskilda Banken
      2.665% due 05/23/05 ..................................     1,600     1,594
      Swedbank Forenings
      2.98% due 06/29/05 ...................................       300       298
                                                                           -----
                                                                           9,644

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
March 31, 2005
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                                Par      Market
                        Name of Issuer                         Value     Value
                        --------------                        -------   -------
                                                              (000's)   (000's)
COMMERCIAL PAPER - Continued

Finance - 10.0%
   HBOS Treasury Services plc
      2.82% due 05/23/05 ..................................   $   400   $   398
   ING United Funding LLC
      2.96% due 06/22/05 ..................................     1,600     1,589
   IXIS CP Corp.
      2.87% due 06/13/05 ..................................     1,100     1,094
   Nordea North America, Inc.
      2.775% due 06/16/05 .................................     1,600     1,591
   UBS Finance Delaware LLC
      2.675% due 05/26/05 .................................       300       299
      2.745% due 06/10/05 .................................     1,300     1,293
                                                                        -------
                                                                          6,264

U.S. Government Agencies - 5.5% Federal Home Loan Mortgage
   Corp.
      2.725% due 04/19/05 .................................       900       899
      2.87% due 06/14/05 ..................................       900       895
      3.00% due 08/01/05 ..................................       100        99
   Federal National Mortgage Assoc.
      2.74% due 05/02/05 ..................................     1,600     1,596
                                                                        -------
                                                                          3,489
                                                                        -------
                                    TOTAL COMMERCIAL PAPER-
                                             (Cost $20.094)      31.9%   20,094
                                                              -------   -------
                                         TOTAL INVESTMENTS-
                                             (Cost $72,199)     108.7%   68,380
                       Payables, less cash and receivables-      (8.7)%  (5,482)
                                                              -------   -------
                                                NET ASSETS-     100.0%  $62,898
                                                              =======   =======

See notes to financial statements.

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, securities aggregated $904 or 1.4% of net assets of the Portfolio.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Total Return Bond Fund (the "Fund"), which commenced operations on May 1, 2003, is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of twenty-three different funds as of March 31, 2005. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, Exchange Traded Funds ("ETF's") and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of certain foreign securities may occur between the times at which the local exchanges on which the foreign securities are listed close and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events may require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in ETF's in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of March 31, 2005 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Abbey National NA LLC, 2.78%, due 04/07/05                            $ 29,986
American Express Credit Corp., 2.75%, due 04/04/05                      29,993
American General Finance Corp., 2.77%, due 04/06/05                     25,790
Barton Capital Corp., 2.77%, due 04/04/05                               29,993
CRC Funding LLC, 2.83%, due 04/01/05                                    15,000
Citibank Capital Markets, 2.76%, due 04/05/05                           29,991
Clipper Receivables Corp., 2.84%, due 04/01/05                          30,000
Govco, Inc., 2.83%, due 04/01/05                                         4,700
Mortgage International Network, 2.77%, due 04/05/05                     29,991
National Australia Bank, 2.85%, due 04/01/05                            30,000
Societe Generale North, 2.78%, due 04/04/05                             29,993
UBS Finance Delaware LLC, 2.83%, due 04/01/05                           30,000
Yorktown Capital LLC, 2.78%, due 04/05/05                               11,996
                                                                      --------
   Joint Trading Account Totals                                       $327,433
                                                                      ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $90 and $10 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended March 31, 2005, the Fund had no bank borrowings.

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At March 31, 2005, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of March 31, 2005, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                       Principal Amount                       Unrealized
Currency Purchased   Covered by Contract   Expiration Month   Gain (Loss)
------------------   -------------------   ----------------   -----------
Brazilian Real                 21                June 05         $ --
Chilean Peso                   33                 May 05           (1)
Chilean Peso                   21                June 05           --
Euro                          890               April 05          (15)
Hong Kong Dollar               10               April 05           --
Indian Rupee                   31                June 05           --
Japanese Yen                  662               April 05          (13)
South Korean Won               11               April 05           --
South Korean Won               24                June 05           --
Mexican Peso                   20                June 05           --
Peruvian Nouveau               21                June 05           --
Polish Zloty                    8                 May 05           --
Polish Zloty                    8                June 05           --
New Russian Ruble              22                June 05           --
Singapore Dollar               10               April 05           --
Singapore Dollar               22                June 05           (1)
New Taiwan Dollar              22                June 05           (1)
                                                                 ----
                                                                  (31)
                                                                 ====
Currency Sold
Euro                        4,487               April 05          139
Swedish Krona                  58             January 05            2
                                                                 ----
                                                                 $141
                                                                 ====

     Options: The Fund may use option contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments.

     When the Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked to market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     When the Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not preform under the contracts' terms. As of March 31, 2005, the Fund had no written options.

     Swap Agreements: The Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Net market value is reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as realized gain or loss when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

     Swap agreements which were open for the period ended March 31, 2005 are summarized as follows:

                                                  Counter Party   Net Unrealized
Par Value   Interest Rate Swaps:                 Morgan Stanley    Appreciation
---------   ----------------------------------   --------------   --------------
1,200       To make or receive semi-annual       (Depreciation)        $(24)
            payments through 6/15/2010 based
            on the difference between (A) the
            fixed rate of 4.00% and (B)
            floating rate of 3 Month LIBOR,
            adjusted every 3 months.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                        Net Unrealized
                                                                         Appreciation
Par Value              Interest Rate Swaps:             Counter Party   (Depreciation)
---------              --------------------             -------------   --------------
      400   To make or receive semi-annual payments        Bank of           $(8)
            through 6/15/2010 based on the difference      America
            between (A) the fixed rate of 4.00% and
            (B) floating rate of 3 Month LIBOR,
            adjusted every 3 months.

    1,400   To make or receive semi-annual payments        Barclays          (28)
            through 6/15/2010 based on the difference
            between (A) the fixed rate of 4.00% and
            (B) floating rate of 3 Month LIBOR,
            adjusted every 3 months.

    1,700   To make or receive semi-annual payments         Lehman            15
            through 6/15/2015 based on the difference      Brothers
            between (A) the fixed rate of 5.00% and
            (B) floating rate of 3 Month LIBOR,
            adjusted every 3 months.

      900   To make or receive semi-annual payments          RBS               -
            through 6/15/2025 based on the difference     Greenwich
            between (A) the fixed rate of 6.00% and        Capital
            (B) floating rate of 6 Month LIBOR,
            adjusted every 6 months.

    9,800   To make or receive semi-annual payments        Barclays          (84)
            through 6/15/2006 based on the difference
            between (A) the fixed rate of 3.00% and
            (B) floating rate of 3 Month LIBOR,
            adjusted every 3 months.

   15,000   To make or receive semi-annual payments     Goldman Sachs       (111)
            through 6/15/2006 based on the difference
            between (A) the fixed rate of 3.00% and
            (B) floating rate of 3 Month LIBOR,
            adjusted every 3 months.

   16,000   To make or receive semi-annual payments        Bank of          (25)
            through 6/15/2006 based on the difference      America
            between (A) the fixed rate of 3.00% and
            (B) floating rate of 3 Month LIBOR,
            adjusted every 3 months.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                        Net Unrealized
                                                                         Appreciation
Par Value              Interest Rate Swaps:             Counter Party   (Depreciation)
---------              --------------------             -------------   --------------
2,400       To make or receive semi-annual payments       JP Morgan          $206
(EURO)      through 3/15/2032 based on the difference
            between (A) the fixed rate of 6.00% and
            (B) floating rate of 6 Month EURIBOR,
            adjusted every 6 months.

                                                                        Net Unrealized
                                                                         Appreciation
Par Value              Credit Default Swaps:            Counter Party   (Depreciation)
---------              ---------------------            -------------   --------------

300         To make annual fixed coupon payments        Morgan Stanley          -
            through 5/24/2005 based on the annual
            fixed rate of 0.70%. In the event of a
            predefined "credit event notice" of the
            Russian Federation 5.0%, 3/31/2030 Note,
            the Fund will receive amounts specified
            under the terms of the swap agreement.

200         To make annual fixed coupon payments         Bear Stearns         (1)
            through 3/20/2007 based on the annual
            fixed rate of 0.62%. In the event of a
            predefined "credit event notice" of the
            Russian Federation 5.0%, 3/31/2030 Note,
            the Fund will receive amounts specified
            under the terms of the swap agreement.

                                                                            $(60)

NOTE C--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended March 31, 2005 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $79,789           $81,033

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2004 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $58,434       $1,494         $(1,110)         $384

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

     Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling, 1-800-576-2227. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended December 31, 2004, is available from the EDGAR database on the SEC's website at http:/ /www.sec.gov.

     Quarterly Portfolio Schedule: The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form NQ". These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. (Call 1-800-SEC-0330) for information on the Public Reference Room.)

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Trust's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-576-2227.

     The following table provides information about the members of the Board of Trustees and the officers of the Trust:

                             Disinterested Trustees

                                   Position with      Principal Occupation(s)
Name, Address and Age                the Trust        During Past Five Years
---------------------              -------------      ----------------------
Elizabeth G. Cook (age 67)            Trustee      Expressive Arts Therapist,
c/o John Hancock Variable Series    (Since 1993)   Dana-Farber Cancer
Trust I                                            Institute; President, The
John Hancock Place                                 Advertising Club of Greater
Boston, Massachusetts 02117                        Boston

Diane C. Kessler (age 58)             Trustee      Executive Director,
c/o John Hancock Variable Series    (Since 1999)   Massachusetts Council of
Trust I                                            Churches
John Hancock Place
Boston, Massachusetts 02117

Robert Verdonck (age 59)              Trustee      President and Chief Executive
c/o John Hancock Variable Series    (Since 1999)   Officer, East Boston Savings
Trust I                                            Bank
John Hancock Place
Boston, Massachusetts  02117

Hassell H. McClellan (age 59)         Trustee      Associate Professor and
c/o John Hancock Variable Series    (Since 2001)   former Graduate Dean, The
Trust I                                            Graduate School of the
John Hancock Place                                 Wallace G. Carroll School of
Boston, Massachusetts 02117                        Management, Boston College

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

          Trustees Affiliated with the Trust and Officers of the Trust

                                    Position with       Principal Occupation(s)
Name, Address and Age                 the Trust         During Past Five Years
---------------------               -------------       ----------------------
Michele G. Van Leer* (age 47)   Chairman and Trustee   Executive Vice President,
John Hancock Place                  (Since 1998)       Long Term Care, John
Boston, Massachusetts 02117                            Hancock Life Insurance
                                                       Company; Senior Vice
                                                       President, Product
                                                       Management, John Hancock
                                                       Life Insurance Company;
                                                       Vice Chairman, President
                                                       & Director, John Hancock
                                                       Variable Life Insurance
                                                       Company

Ronald J. Bocage (age 59)        Chief Legal Officer   Vice President & Counsel,
John Hancock Place                  (Since 2003)       John Hancock Life
Boston, Massachusetts 02117             and            Insurance Company
                                 Compliance Officer
                                    (Since 2004)

Janet Wang (age 36)             Assistant Compliance   Compliance Specialist,
John Hancock Place                    Officer          John Hancock Life
Boston, Massachusetts 02117         (Since 2003)       Insurance Company

Raymond F. Skiba (age 59)             Treasurer        Director of Fund
John Hancock Place                  (Since 1986)       Operations, John Hancock
Boston, Massachusetts 02117                            Life Insurance Company

Gladys C. Millan (age 58)        Assistant Treasurer   Manager of Fund
John Hancock Place                  (Since 2003)       Operations, John Hancock
Boston, Massachusetts 02117                            Life Insurance Company

Karen Q. Visconti (age 51)           Secretary         Director, Product &
John Hancock Place                  (Since 1999)       Market Management, John
Boston, Massachusetts 02117                            Hancock Life Insurance
                                                       Company

Arnold R. Bergman (age 54)       Assistant Secretary   Senior Counsel, Law
John Hancock Place                  (Since 1999)       Department, John Hancock
Boston, Massachusetts 02117                            Life Insurance company;
                                                       formerly Vice President,
                                                       General Counsel and
                                                       Secretary, First Variable
                                                       Life Insurance Company

Scott Hill (age 28)              Assistant Secretary   Compliance Specialist,
John Hancock Place                  (Since 2003)       John Hancock Life
Boston, Massachusetts 02117                            Insurance Company

     *Trustee who is an "interested person" as defined in the 1940 Act, due to her position with John Hancock Life Insurance Company (or its affiliates), the ultimate controlling parent of the investment advisor.

     Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except noted above.

ITEM 2 - CONTROLS AND PROCEDURES

(a) The Chairman and Trustee and Treasurer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regards to significant deficiencies and material weaknesses.

ITEM 3 - EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR 270.30a-2(a)) is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 17th day of May, 2005 on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Series Trust I


By: /s/ Michele G. Van Leer
    -----------------------
    Michele G. Van Leer
    Chairman and Trustee

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Michele G. Van Leer       Chairman and Trustee             May 17, 2005
    -----------------------
    Michele G. Van Leer


By: /s/ Raymond F. Skiba          Treasurer                        May 17, 2005
    --------------------
    Raymond F. Skiba